                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

Date  of fiscal year end: February 28, 2010

Date of reporting period: August 31, 2010

ITEM 1. REPORT TO SHAREHOLDERS

                   Wells Fargo Advantage Master Portfolios 53


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
CORPORATE BONDS & NOTES: 21.52%
CONSUMER DISCRETIONARY: 1.80%
AUTO COMPONENTS: 0.02%
$     250,000 JOHNSON CONTROLS INCORPORATED                                         4.88%     09/15/2013    $     270,851
      100,000 JOHNSON CONTROLS INCORPORATED                                         5.00      03/30/2020          110,144
      250,000 JOHNSON CONTROLS INCORPORATED                                         5.50      01/15/2016          282,580
                                                                                                                  663,575
                                                                                                            -------------
AUTOMOBILES: 0.07%
    1,200,000 DAIMLER FINANCE NA LLC                                                5.75      09/08/2011        1,255,843
      330,000 DAIMLER FINANCE NA LLC                                                6.50      11/15/2013          376,908
      200,000 DAIMLER FINANCE NA LLC                                                7.30      01/15/2012          215,251
      225,000 DAIMLER FINANCE NA LLC                                                8.50      01/18/2031          305,709
                                                                                                                2,153,711
                                                                                                            -------------
DIVERSIFIED CONSUMER SERVICES: 0.07%
      500,000 BOARD OF TRUSTEES OF THE LELAND STANFORD JUNIOR UNIVERSITY,
              STANFORD UNIVERSITY                                                   4.75      05/01/2019          579,930
       75,000 DARTMOUTH COLLEGE                                                     4.75      06/01/2019           84,903
      250,000 JOHNS HOPKINS UNIVERSITY                                              5.25      07/01/2019          287,680
      500,000 PRINCETON UNIVERSITY                                                  5.70      03/01/2039          606,840
      250,000 VANDERBILT UNIVERSITY                                                 5.25      04/01/2019          290,820
      225,000 YALE UNIVERSITY                                                       2.90      10/15/2014          238,630
                                                                                                                2,088,803
                                                                                                            -------------
HOTELS, RESTAURANTS & LEISURE: 0.13%
      250,000 DARDEN RESTAURANTS INCORPORATED                                       5.63      10/15/2012          271,033
      105,000 DARDEN RESTAURANTS INCORPORATED                                       6.20      10/15/2017          122,776
       20,000 DARDEN RESTAURANTS INCORPORATED                                       6.80      10/15/2037           23,577
      250,000 INTERNATIONAL GAME TECHNOLOGY                                         5.50      06/15/2020          265,922
      425,000 MARRIOTT INTERNATIONAL                                                5.81      11/10/2015          471,235
      100,000 MARRIOTT INTERNATIONAL SERIES J                                       5.63      02/15/2013          106,869
      100,000 MCDONALD'S CORPORATION                                                5.80      10/15/2017          120,723
      150,000 MCDONALD'S CORPORATION                                                6.30      10/15/2037          190,927
      100,000 MCDONALD'S CORPORATION SERIES MTN                                     4.30      03/01/2013          108,368
      400,000 MCDONALD'S CORPORATION SERIES MTN<<                                   5.35      03/01/2018          471,500
      600,000 MCDONALD'S CORPORATION SERIES MTN                                     6.30      03/01/2038          776,201
      250,000 YUM! BRANDS INCORPORATED                                              5.30      09/15/2019          281,292
      350,000 YUM! BRANDS INCORPORATED                                              6.25      03/15/2018          416,345
       50,000 YUM! BRANDS INCORPORATED                                              6.88      11/15/2037           61,775
                                                                                                                3,688,543
                                                                                                            -------------
HOUSEHOLD DURABLES: 0.07%
      300,000 FORTUNE BRANDS INCORPORATED                                           3.00      06/01/2012          304,154
      200,000 FORTUNE BRANDS INCORPORATED                                           5.38      01/15/2016          217,966
      250,000 FORTUNE BRANDS INCORPORATED                                           6.38      06/15/2014          282,980
       65,000 MDC HOLDINGS INCORPORATED                                             5.38      07/01/2015           66,899
      200,000 NEWELL RUBBERMAID INCORPORATED                                        4.70      08/15/2020          209,579
      200,000 NEWELL RUBBERMAID INCORPORATED                                        5.50      04/15/2013          216,626
      165,000 NEWELL RUBBERMAID INCORPORATED                                        6.25      04/15/2018          189,719
      115,000 WHIRLPOOL CORPORATION                                                 8.00      05/01/2012          125,548
      320,000 WHIRLPOOL CORPORATION                                                 8.60      05/01/2014          383,630
                                                                                                                1,997,101
                                                                                                            -------------
LEISURE EQUIPMENT & PRODUCTS: 0.01%
      155,000 HASBRO INCORPORATED                                                   6.35      03/15/2040          160,922
                                                                                                            -------------

                   54 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
MEDIA: 1.09%
$     180,000 CBS CORPORATION                                                       4.63%     05/15/2018    $     188,817
      300,000 CBS CORPORATION                                                       7.88      07/30/2030          367,228
      200,000 CBS CORPORATION                                                       8.88      05/15/2019          259,875
      100,000 COMCAST CORPORATION                                                   4.95      06/15/2016          110,497
      500,000 COMCAST CORPORATION                                                   5.15      03/01/2020          545,094
      800,000 COMCAST CORPORATION                                                   5.30      01/15/2014          890,469
    1,000,000 COMCAST CORPORATION                                                   5.70      07/01/2019        1,136,566
       75,000 COMCAST CORPORATION                                                   5.88      02/15/2018           86,331
      475,000 COMCAST CORPORATION                                                   5.90      03/15/2016          548,647
      500,000 COMCAST CORPORATION<<                                                 6.30      11/15/2017          589,820
      500,000 COMCAST CORPORATION                                                   6.40      03/01/2040          570,518
      900,000 COMCAST CORPORATION                                                   6.45      03/15/2037        1,024,773
      200,000 COMCAST CORPORATION                                                   6.50      11/15/2035          229,023
      650,000 COMCAST CORPORATION                                                   6.55      07/01/2039          752,760
      400,000 COMCAST CORPORATION                                                   6.95      08/15/2037          481,966
      285,000 DIRECTV HOLDINGS LLC                                                  3.55      03/15/2015          293,904
      330,000 DIRECTV HOLDINGS LLC                                                  5.20      03/15/2020          354,118
      145,000 DIRECTV HOLDINGS LLC                                                  6.35      03/15/2040          159,830
      620,000 DIRECTV HOLDINGS LLC                                                  7.63      05/15/2016          683,550
      500,000 DIRECTV HOLDINGS LLC                                                  4.75      10/01/2014          540,101
      250,000 DISCOVERY COMMUNICATIONS                                              3.70      06/01/2015          262,993
      500,000 DISCOVERY COMMUNICATIONS                                              5.05      06/01/2020          540,736
      250,000 DISCOVERY COMMUNICATIONS                                              6.35      06/01/2040          282,517
      800,000 HISTORIC TW INCORPORATED                                              6.63      05/15/2029          907,766
      250,000 MCGRAW-HILL COMPANY INCORPORATED                                      5.90      11/15/2017          281,548
      500,000 NBC UNIVERSAL INCORPORATED++                                          3.65      04/30/2015          524,450
      500,000 NBC UNIVERSAL INCORPORATED++                                          6.40      04/30/2040          559,852
      180,000 NEWS AMERICA INCORPORATED                                             5.30      12/15/2014          203,087
      450,000 NEWS AMERICA INCORPORATED                                             6.40      12/15/2035          505,103
      600,000 NEWS AMERICA INCORPORATED                                             6.65      11/15/2037          695,027
      800,000 NEWS AMERICA INCORPORATED                                             6.90      03/01/2019          975,045
      500,000 NEWS AMERICA INCORPORATED                                             6.90      08/15/2039          599,139
      250,000 NEWS AMERICA INCORPORATED                                             8.15      10/17/2036          320,830
       90,000 OMNICOM GROUP INCORPORATED                                            4.45      08/15/2020           92,253
      450,000 OMNICOM GROUP INCORPORATED                                            6.25      07/15/2019          526,397
       65,000 REED ELSEVIER CAPITAL INCORPORATED                                    4.63      06/15/2012           68,204
      500,000 REED ELSEVIER CAPITAL INCORPORATED                                    8.63      01/15/2019          657,592
      250,000 TIME WARNER CABLE INCORPORATED                                        3.50      02/01/2015          260,259
      535,000 TIME WARNER CABLE INCORPORATED                                        5.00      02/01/2020          570,155
      350,000 TIME WARNER CABLE INCORPORATED                                        5.40      07/02/2012          375,505
      150,000 TIME WARNER CABLE INCORPORATED                                        5.85      05/01/2017          171,071
      600,000 TIME WARNER CABLE INCORPORATED                                        6.20      07/01/2013          675,869
      250,000 TIME WARNER CABLE INCORPORATED                                        6.55      05/01/2037          285,127
    1,000,000 TIME WARNER CABLE INCORPORATED                                        6.75      07/01/2018        1,193,649
      500,000 TIME WARNER CABLE INCORPORATED                                        6.75      06/15/2039          586,900
      800,000 TIME WARNER CABLE INCORPORATED                                        7.30      07/01/2038          988,565
      150,000 TIME WARNER CABLE INCORPORATED                                        7.50      04/01/2014          176,520
      150,000 TIME WARNER CABLE INCORPORATED                                        8.25      02/14/2014          179,187
      650,000 TIME WARNER CABLE INCORPORATED                                        8.25      04/01/2019          833,661
      100,000 TIME WARNER CABLE INCORPORATED                                        8.75      02/14/2019          131,163
      250,000 TIME WARNER COMPANIES INCORPORATED                                    7.57      02/01/2024          312,810
      150,000 TIME WARNER ENTERTAINMENT COMPANY LP                                  8.38      07/15/2033          197,060
      500,000 TIME WARNER INCORPORATED                                              4.88      03/15/2020          536,069
    1,000,000 TIME WARNER INCORPORATED                                              5.88      11/15/2016        1,160,827
      300,000 TIME WARNER INCORPORATED                                              6.20      03/15/2040          330,249
       50,000 TIME WARNER INCORPORATED                                              6.50      11/15/2036           56,476

                   Wells Fargo Advantage Master Portfolios 55


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
MEDIA (continued)
$     825,000 TIME WARNER INCORPORATED                                              7.63%     04/15/2031    $   1,028,297
      300,000 TIME WARNER INCORPORATED                                              7.70      05/01/2032          377,794
      150,000 VIACOM INCORPORATED                                                   4.38      09/15/2014          162,278
      200,000 VIACOM INCORPORATED                                                   5.50      05/15/2033          195,172
      150,000 VIACOM INCORPORATED                                                   5.63      09/15/2019          172,883
      480,000 VIACOM INCORPORATED                                                   6.25      04/30/2016          559,493
       50,000 VIACOM INCORPORATED                                                   6.75      10/05/2037           59,344
      480,000 VIACOM INCORPORATED                                                   6.88      04/30/2036          571,247
      700,000 WALT DISNEY COMPANY                                                   4.50      12/15/2013          779,260
      500,000 WALT DISNEY COMPANY                                                   5.50      03/15/2019          598,286
      180,000 WALT DISNEY COMPANY                                                   6.38      03/01/2012          195,018
       75,000 WALT DISNEY COMPANY                                                   7.00      03/01/2032           99,532
      250,000 WALT DISNEY COMPANY SERIES MTN                                        5.63      09/15/2016          299,186
                                                                                                               31,935,338
                                                                                                            -------------
MULTILINE RETAIL: 0.15%
       65,000 KOHL'S CORPORATION                                                    6.00      01/15/2033           72,840
      500,000 KOHL'S CORPORATION                                                    6.25      12/15/2017          595,292
      135,000 NORDSTROM INCORPORATED                                                4.75      05/01/2020          143,932
      500,000 NORDSTROM INCORPORATED                                                6.25      01/15/2018          583,710
       60,000 NORDSTROM INCORPORATED                                                6.75      06/01/2014           70,240
      350,000 TARGET CORPORATION                                                    5.38      05/01/2017          405,713
    1,000,000 TARGET CORPORATION                                                    5.88      03/01/2012        1,073,218
      500,000 TARGET CORPORATION                                                    6.00      01/15/2018          604,464
      100,000 TARGET CORPORATION                                                    6.50      10/15/2037          123,816
      150,000 TARGET CORPORATION                                                    7.00      07/15/2031          193,481
      500,000 TARGET CORPORATION                                                    7.00      01/15/2038          654,757
                                                                                                                4,521,463
                                                                                                            -------------
SPECIALTY RETAIL: 0.18%
      150,000 AUTOZONE INCORPORATED                                                 5.75      01/15/2015          167,149
      450,000 AUTOZONE INCORPORATED                                                 6.50      01/15/2014          508,491
      550,000 HOME DEPOT INCORPORATED                                               5.25      12/16/2013          611,168
      680,000 HOME DEPOT INCORPORATED                                               5.40      03/01/2016          766,134
      750,000 HOME DEPOT INCORPORATED                                               5.88      12/16/2036          800,741
      200,000 LOWE'S COMPANIES INCORPORATED                                         4.63      04/15/2020          224,195
      400,000 LOWE'S COMPANIES INCORPORATED                                         5.00      10/15/2015          460,567
      110,000 LOWE'S COMPANIES INCORPORATED                                         5.80      04/15/2040          127,866
       75,000 LOWE'S COMPANIES INCORPORATED                                         6.50      03/15/2029           91,782
      350,000 LOWE'S COMPANIES INCORPORATED                                         6.65      09/15/2037          444,952
      500,000 STAPLES INCORPORATED                                                  9.75      01/15/2014          620,671
      250,000 TJX COMPANIES INCORPORATED                                            4.20      08/15/2015          276,310
       85,000 TJX COMPANIES INCORPORATED                                            6.95      04/15/2019          108,393
                                                                                                                5,208,419
                                                                                                            -------------
TEXTILES, APPAREL & LUXURY GOODS: 0.01%
       50,000 CINTAS CORPORATION                                                    6.15      08/15/2036           58,793
      100,000 VF CORPORATION                                                        5.95      11/01/2017          116,046
                                                                                                                  174,839
                                                                                                            -------------
CONSUMER STAPLES: 1.99%
BEVERAGES: 0.41%
      180,000 ANHEUSER-BUSCH COMPANIES INCORPORATED                                 4.38      01/15/2013          191,411
      200,000 ANHEUSER-BUSCH COMPANIES INCORPORATED                                 5.50      01/15/2018          225,520

                   56 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
BEVERAGES (continued)
$      50,000 ANHEUSER-BUSCH COMPANIES INCORPORATED                                 5.60%     03/01/2017    $      56,846
      250,000 ANHEUSER-BUSCH COMPANIES INCORPORATED                                 5.75      04/01/2036          271,932
      750,000 ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                           3.00      10/15/2012          773,861
      625,000 ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                           4.13      01/15/2015          669,696
      900,000 ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                           5.38      01/15/2020        1,013,819
      400,000 ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                           6.38      01/15/2040          489,879
      150,000 BROWN-FORMAN CORPORATION                                              5.20      04/01/2012          159,652
      150,000 COCA-COLA COMPANY                                                     4.88      03/15/2019          173,109
      750,000 COCA-COLA COMPANY                                                     5.35      11/15/2017          883,289
      500,000 COCA-COLA ENTERPRISES INCORPORATED                                    4.50      08/15/2019          559,730
      100,000 COCA-COLA ENTERPRISES INCORPORATED                                    5.00      08/15/2013          110,775
      180,000 COCA-COLA ENTERPRISES INCORPORATED                                    6.75      09/15/2028          228,621
      250,000 COCA-COLA ENTERPRISES INCORPORATED                                    6.75      01/15/2038          337,999
      500,000 COCA-COLA ENTERPRISES INCORPORATED                                    7.38      03/03/2014          601,803
      120,000 COCA-COLA ENTERPRISES INCORPORATED                                    8.50      02/01/2022          171,545
      250,000 DR PEPPER SNAPPLE GROUP INCORPORATED                                  2.35      12/21/2012          254,622
      400,000 DR PEPPER SNAPPLE GROUP INCORPORATED                                  6.82      05/01/2018          492,685
      100,000 DR PEPPER SNAPPLE GROUP INCORPORATED                                  7.45      05/01/2038          135,553
      150,000 GRAND METROPOLITAN INVESTMENT CORPORATION                             7.45      04/15/2035          206,088
      100,000 PEPSI BOTTLING GROUP INCORPORATED SERIES B                            7.00      03/01/2029          132,063
      500,000 PEPSIAMERICAS INCORPORATED                                            4.38      02/15/2014          548,892
      200,000 PEPSICO INCORPORATED                                                  3.10      01/15/2015          212,689
      500,000 PEPSICO INCORPORATED                                                  3.75      03/01/2014          539,244
      200,000 PEPSICO INCORPORATED                                                  4.50      01/15/2020          222,133
      750,000 PEPSICO INCORPORATED                                                  5.00      06/01/2018          858,197
      600,000 PEPSICO INCORPORATED                                                  5.50      01/15/2040          697,888
      500,000 PEPSICO INCORPORATED                                                  7.90      11/01/2018          668,765
                                                                                                               11,888,306
                                                                                                            -------------
FOOD & STAPLES RETAILING: 0.54%
      100,000 COSTCO WHOLESALE CORPORATION                                          5.30      03/15/2012          107,056
      200,000 COSTCO WHOLESALE CORPORATION                                          5.50      03/15/2017          236,804
      250,000 CVS CAREMARK CORPORATION                                              3.25      05/18/2015          260,649
      250,000 CVS CAREMARK CORPORATION                                              4.75      05/18/2020          268,279
      400,000 CVS CAREMARK CORPORATION                                              5.75      06/01/2017          458,334
      250,000 CVS CAREMARK CORPORATION                                              6.13      08/15/2016          294,106
      500,000 CVS CAREMARK CORPORATION                                              6.13      09/15/2039          561,578
       65,000 CVS CAREMARK CORPORATION                                              6.25      06/01/2027           74,859
    1,000,000 CVS CAREMARK CORPORATION                                              6.30      06/01/2062          917,500
      500,000 CVS CAREMARK CORPORATION                                              6.60      03/15/2019          600,000
      500,000 DELHAIZE AMERICA INCORPORATED                                         9.00      04/15/2031          697,787
      150,000 KROGER COMPANY                                                        3.90      10/01/2015          162,222
      100,000 KROGER COMPANY                                                        4.95      01/15/2015          111,299
      800,000 KROGER COMPANY                                                        6.15      01/15/2020          953,919
      350,000 KROGER COMPANY                                                        6.75      04/15/2012          379,279
      250,000 KROGER COMPANY                                                        7.50      01/15/2014          295,775
       75,000 KROGER COMPANY                                                        7.50      04/01/2031           97,654
      750,000 SAFEWAY INCORPORATED                                                  5.00      08/15/2019          827,357
       89,000 SAFEWAY INCORPORATED                                                  5.80      08/15/2012           96,430
       75,000 SAFEWAY INCORPORATED                                                  7.25      02/01/2031           92,626
      500,000 STARBUCKS CORPORATION                                                 6.25      08/15/2017          582,575
      250,000 SYSCO CORPORATION                                                     4.20      02/12/2013          269,146
      200,000 SYSCO CORPORATION                                                     6.63      03/17/2039          269,110
      500,000 WAL-MART STORES INCORPORATED                                          2.25      07/08/2015          514,193
      150,000 WAL-MART STORES INCORPORATED                                          2.88      04/01/2015          158,482
      500,000 WAL-MART STORES INCORPORATED                                          3.63      07/08/2020          520,831

                   Wells Fargo Advantage Master Portfolios 57


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOOD & STAPLES RETAILING (continued)
$   1,180,000 WAL-MART STORES INCORPORATED                                          4.55%     05/01/2013    $   1,292,770
      825,000 WAL-MART STORES INCORPORATED                                          5.25      09/01/2035          904,168
      500,000 WAL-MART STORES INCORPORATED                                          5.80      02/15/2018          600,875
      100,000 WAL-MART STORES INCORPORATED                                          5.88      04/05/2027          118,330
      800,000 WAL-MART STORES INCORPORATED                                          6.20      04/15/2038          985,923
      650,000 WAL-MART STORES INCORPORATED                                          6.50      08/15/2037          837,240
      500,000 WAL-MART STORES INCORPORATED                                          7.55      02/15/2030          691,430
      250,000 WALGREEN COMPANY                                                      4.88      08/01/2013          277,515
      250,000 WALGREEN COMPANY                                                      5.25      01/15/2019          291,742
                                                                                                               15,807,843
                                                                                                            -------------
FOOD PRODUCTS: 0.52%
      350,000 ARCHER-DANIELS-MIDLAND COMPANY                                        5.38      09/15/2035          395,711
      100,000 ARCHER-DANIELS-MIDLAND COMPANY                                        5.45      03/15/2018          117,450
      500,000 ARCHER-DANIELS-MIDLAND COMPANY                                        5.94      10/01/2032          600,519
      300,000 BUNGE LIMITED FINANCE CORPORATION                                     5.10      07/15/2015          315,677
      500,000 BUNGE LIMITED FINANCE CORPORATION                                     8.50      06/15/2019          604,586
      300,000 CAMPBELL SOUP COMPANY                                                 3.38      08/15/2014          322,965
       35,000 CAMPBELL SOUP COMPANY                                                 4.50      02/15/2019           39,309
      150,000 CONAGRA FOODS INCORPORATED                                            6.75      09/15/2011          158,277
      500,000 CONAGRA FOODS INCORPORATED                                            7.00      04/15/2019          622,438
      120,000 CONAGRA FOODS INCORPORATED                                            8.25      09/15/2030          163,550
      200,000 GENERAL MILLS INCORPORATED                                            5.25      08/15/2013          222,377
      345,000 GENERAL MILLS INCORPORATED                                            5.40      06/15/2040          390,700
    1,000,000 GENERAL MILLS INCORPORATED                                            5.65      02/15/2019        1,179,313
      100,000 GENERAL MILLS INCORPORATED                                            5.70      02/15/2017          119,123
      250,000 HEINZ HJ FINANCE COMPANY                                              6.75      03/15/2032          299,111
      100,000 HJ HEINZ COMPANY                                                      5.35      07/15/2013          110,549
      300,000 KELLOGG COMPANY SERIES B                                              4.15      11/15/2019          326,791
      500,000 KELLOGG COMPANY SERIES B                                              4.25      03/06/2013          537,005
      250,000 KELLOGG COMPANY SERIES B                                              7.45      04/01/2031          345,778
      350,000 KRAFT FOODS INCORPORATED                                              2.63      05/08/2013          361,178
      350,000 KRAFT FOODS INCORPORATED                                              5.25      10/01/2013          384,858
      275,000 KRAFT FOODS INCORPORATED                                              5.63      11/01/2011          289,715
      750,000 KRAFT FOODS INCORPORATED                                              6.13      08/23/2018          880,276
      800,000 KRAFT FOODS INCORPORATED                                              6.25      06/01/2012          869,149
      250,000 KRAFT FOODS INCORPORATED                                              6.50      08/11/2017          298,488
       75,000 KRAFT FOODS INCORPORATED                                              6.50      11/01/2031           86,570
      600,000 KRAFT FOODS INCORPORATED                                              6.88      02/01/2038          739,795
      100,000 KRAFT FOODS INCORPORATED                                              6.88      01/26/2039          123,840
       60,000 KRAFT FOODS INCORPORATED                                              7.00      08/11/2037           74,641
      600,000 KRAFT FOODS INCORPORATED CLASS A                                      4.13      02/09/2016          641,900
    1,050,000 KRAFT FOODS INCORPORATED CLASS A                                      5.38      02/10/2020        1,166,881
      950,000 KRAFT FOODS INCORPORATED CLASS A                                      6.50      02/09/2040        1,126,937
      100,000 MEAD JOHNSON NUTRITION COMPANY                                        3.50      11/01/2014          105,263
      150,000 MEAD JOHNSON NUTRITION COMPANY                                        4.90      11/01/2019          165,219
      100,000 MEAD JOHNSON NUTRITION COMPANY                                        5.90      11/01/2039          114,913
      100,000 RALCORP HOLDINGS INCORPORATED                                         6.63      08/15/2039          108,677
      500,000 SARA LEE CORPORATION                                                  3.88      06/15/2013          530,885
      250,000 SARA LEE CORPORATION                                                  6.25      09/15/2011          263,182
                                                                                                               15,203,596
                                                                                                            -------------
HOUSEHOLD PRODUCTS: 0.21%
      150,000 CLOROX COMPANY                                                        5.00      03/01/2013          163,772
      300,000 CLOROX COMPANY                                                        5.00      01/15/2015          337,179

                   58 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
HOUSEHOLD PRODUCTS (continued)
$    100,000  CLOROX COMPANY                                                        5.45%     10/15/2012    $     108,882
      90,000  CLOROX COMPANY                                                        5.95      10/15/2017          106,568
      40,000  COLGATE-PALMOLIVE COMPANY                                             3.15      08/05/2015           42,986
     100,000  COLGATE-PALMOLIVE COMPANY SERIES MTN                                  5.20      11/07/2016          117,529
     750,000  KIMBERLY-CLARK CORPORATION                                            3.63      08/01/2020          787,286
     300,000  KIMBERLY-CLARK CORPORATION                                            5.00      08/15/2013          333,339
     200,000  KIMBERLY-CLARK CORPORATION                                            6.13      08/01/2017          243,814
     200,000  KIMBERLY-CLARK CORPORATION                                            6.63      08/01/2037          266,684
     100,000  KIMBERLY-CLARK CORPORATION                                            7.50      11/01/2018          132,270
   1,150,000  PROCTER & GAMBLE COMPANY                                              1.38      08/01/2012        1,164,475
     400,000  PROCTER & GAMBLE COMPANY                                              3.50      02/15/2015          435,909
     500,000  PROCTER & GAMBLE COMPANY                                              4.70      02/15/2019          569,642
     500,000  PROCTER & GAMBLE COMPANY                                              4.85      12/15/2015          578,350
     500,000  PROCTER & GAMBLE COMPANY                                              5.55      03/05/2037          599,179
     100,000  PROCTER & GAMBLE COMPANY                                              5.80      08/15/2034          121,608
                                                                                                                6,109,472
                                                                                                            -------------
PERSONAL PRODUCTS: 0.04%
     350,000  AVON PRODUCTS INCORPORATED                                            4.20      07/15/2018          376,287
     750,000  UNILEVER CAPITAL CORPORATION                                          3.65      02/15/2014          808,190
     100,000  UNILEVER CAPITAL CORPORATION                                          5.90      11/15/2032          123,636
                                                                                                                1,308,113
                                                                                                            -------------
TOBACCO: 0.27%
   1,000,000  ALTRIA GROUP INCORPORATED                                             9.25      08/06/2019        1,310,527
   1,050,000  ALTRIA GROUP INCORPORATED                                             9.70      11/10/2018        1,388,897
     350,000  ALTRIA GROUP INCORPORATED                                             9.95      11/10/2038          499,095
     500,000  ALTRIA GROUP INCORPORATED                                            10.20      02/06/2039          722,722
     250,000  LORILLARD TOBACCO COMPANY                                             6.88      05/01/2020          263,951
     250,000  LORILLARD TOBACCO COMPANY                                             8.13      05/01/2040          264,099
     155,000  LORILLARD TOBACCO COMPANY                                             8.13      06/23/2019          178,631
     125,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                              4.88      05/16/2013          136,678
     700,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                              5.65      05/16/2018          815,003
     400,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                              6.38      05/16/2038          501,702
     750,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                              6.88      03/17/2014          881,564
     200,000  REYNOLDS AMERICAN INCORPORATED                                        7.25      06/15/2037          212,540
     500,000  REYNOLDS AMERICAN INCORPORATED                                        7.63      06/01/2016          586,676
     100,000  UST INCORPORATED                                                      5.75      03/01/2018          107,617
                                                                                                                7,869,702
                                                                                                            -------------
ENERGY: 1.53%
ENERGY EQUIPMENT & SERVICES: 0.12%
     250,000  BAKER HUGHES INCORPORATED                                             6.88      01/15/2029          313,890
     100,000  BAKER HUGHES INCORPORATION                                            6.50      11/15/2013          114,853
      75,000  BAKER HUGHES INCORPORATION                                            7.50      11/15/2018           95,972
     300,000  DIAMOND OFFSHORE DRILLING INCORPORATED                                5.70      10/15/2039          314,475
      65,000  DIAMOND OFFSHORE DRILLING INCORPORATED                                5.88      05/01/2019           74,355
     150,000  HALLIBURTON COMPANY                                                   6.15      09/15/2019          177,620
     650,000  HALLIBURTON COMPANY                                                   7.45      09/15/2039          875,167
     500,000  SMITH INTERNATIONAL INCORPORATED                                      9.75      03/15/2019          712,372
     500,000  WEATHERFORD INTERNATIONAL LIMITED                                     5.15      03/15/2013          535,362
     300,000  WEATHERFORD INTERNATIONAL LIMITED                                     6.50      08/01/2036          311,907
      50,000  WEATHERFORD INTERNATIONAL LIMITED                                     7.00      03/15/2038           55,605
                                                                                                                3,581,578
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 59


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
OIL, GAS & CONSUMABLE FUELS: 1.41%
$     600,000 ANADARKO PETROLEUM CORPORATION                                        5.95%     09/15/2016    $     594,238
      750,000 ANADARKO PETROLEUM CORPORATION                                        6.45      09/15/2036          650,495
      500,000 ANADARKO PETROLEUM CORPORATION                                        7.63      03/15/2014          537,555
      100,000 APACHE CORPORATION                                                    5.25      04/15/2013          109,162
      380,000 APACHE CORPORATION                                                    5.63      01/15/2017          439,809
      500,000 APACHE CORPORATION                                                    6.00      01/15/2037          580,889
      100,000 APACHE CORPORATION                                                    6.25      04/15/2012          107,787
      150,000 BJ SERVICES COMPANY                                                   6.00      06/01/2018          176,289
      150,000 BOARDWALK PIPELINES LP                                                5.75      09/15/2019          165,428
      100,000 BOARDWALK PIPELINES LP                                                5.88      11/15/2016          113,005
      150,000 BUCKEYE PARTNERS LP                                                   5.50      08/15/2019          164,537
      100,000 BUCKEYE PARTNERS LP                                                   6.05      01/15/2018          112,502
       65,000 CANADIAN NATURAL RESOURCES LIMITED                                    4.90      12/01/2014           72,126
      150,000 CENTERPOINT ENERGY RESOURCES CORPORATION                              6.13      11/01/2017          172,396
       50,000 CENTERPOINT ENERGY RESOURCES CORPORATION                              6.63      11/01/2037           59,192
       75,000 CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                     7.88      04/01/2013           86,472
      100,000 CENTERPOINT ENERGY RESOURCES CORPORATION SERIES MTN                   6.00      05/15/2018          112,227
      500,000 CHEVRON CORPORATION                                                   3.45      03/03/2012          520,780
      500,000 CHEVRON CORPORATION                                                   3.95      03/03/2014          545,473
      500,000 CHEVRON CORPORATION                                                   4.95      03/03/2019          577,543
      150,000 CONOCOPHILLIPS COMPANY                                                4.40      05/15/2013          162,748
      100,000 CONOCOPHILLIPS COMPANY                                                5.90      05/15/2038          119,349
    1,050,000 CONOCOPHILLIPS COMPANY                                                6.50      02/01/2039        1,338,754
      300,000 CONOCOPHILLIPS COMPANY                                                6.95      04/15/2029          387,072
      500,000 CONOCOPHLLIPS COMPANY                                                 4.60      01/15/2015          560,990
    1,425,000 CONOCOPHLLIPS COMPANY                                                 4.75      02/01/2014        1,579,907
      750,000 CONOCOPHLLIPS COMPANY                                                 5.75      02/01/2019          895,527
      750,000 CONOCOPHLLIPS COMPANY                                                 6.00      01/15/2020          911,988
      300,000 DEVON ENERGY CORPORATION                                              6.30      01/15/2019          360,938
      500,000 DEVON ENERGY CORPORATION                                              7.95      04/15/2032          687,748
    1,180,000 DEVON FINANCING CORPORATION ULC                                       6.88      09/30/2011        1,255,027
      120,000 DEVON FINANCING CORPORATION ULC                                       7.88      09/30/2031          163,656
      500,000 EL PASO ENERGY CORPORATION                                            5.90      04/01/2017          550,534
      150,000 EL PASO NATURAL GAS COMPANY                                           5.95      04/15/2017          165,666
      350,000 EL PASO NATURALL GAS COMPANY                                          8.38      06/15/2032          433,682
      380,000 ENBRIDGE ENERGY PARTNERS LP                                           5.20      03/15/2020          409,625
       65,000 ENBRIDGE ENERGY PARTNERS LP                                           5.88      12/15/2016           74,064
      125,000 ENBRIDGE ENERGY PARTNERS LP                                           9.88      03/01/2019          170,626
      100,000 ENBRIDGE INCORPORATED                                                 5.60      04/01/2017          116,523
      250,000 ENERGY TRANSFER PARTNERS LP                                           6.00      07/01/2013          270,647
       55,000 ENERGY TRANSFER PARTNERS LP                                           6.13      02/15/2017           60,426
       30,000 ENERGY TRANSFER PARTNERS LP                                           6.63      10/15/2036           31,676
      100,000 ENERGY TRANSFER PARTNERS LP                                           6.70      07/01/2018          113,269
      100,000 ENERGY TRANSFER PARTNERS LP                                           7.50      07/01/2038          116,527
    1,000,000 ENERGY TRANSFER PARTNERS LP                                           9.00      04/15/2019        1,250,834
      500,000 ENTERPRISE PRODUCTS OPERATING LLC                                     4.60      08/01/2012          523,523
      500,000 ENTERPRISE PRODUCTS OPERATING LLC                                     5.20      09/01/2020          539,197
      500,000 ENTERPRISE PRODUCTS OPERATING LLC                                     5.25      01/31/2020          539,228
      500,000 ENTERPRISE PRODUCTS OPERATING LLC                                     6.13      10/15/2039          534,445
      250,000 ENTERPRISE PRODUCTS OPERATING LLC                                     6.65      04/15/2018          294,174
      100,000 ENTERPRISE PRODUCTS OPERATING LLC                                     7.55      04/15/2038          124,916
       65,000 ENTERPRISE PRODUCTS OPERATING LP SERIES B                             5.60      10/15/2014           72,618
       75,000 ENTERPRISE PRODUCTS OPERATING LP SERIES B                             6.88      03/01/2033           87,040
       75,000 EOG RESOURCES INCORPORATED                                            5.63      06/01/2019           88,216
      400,000 EOG RESOURCES INCORPORATED                                            6.88      10/01/2018          501,338
      325,000 EQT CORPORATION                                                       8.13      06/01/2019          399,330

                   60 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
OIL, GAS & CONSUMABLE FUELS (continued)
$     100,000 EQUITABLE RESOURCES INCORPORATED                                      6.50%     04/01/2018    $     113,204
      350,000 HESS CORPORATION                                                      6.00      01/15/2040          383,475
      120,000 HESS CORPORATION                                                      7.30      08/15/2031          145,984
      180,000 HESS CORPORATION                                                      7.88      10/01/2029          232,890
      500,000 HESS CORPORATION                                                      8.13      02/15/2019          651,660
      365,000 HUSKY ENERGY INCORPORATED                                             7.25      12/15/2019          450,169
      100,000 KANEB PIPE LINE OPERATING PARTNERSHIP LP                              5.88      06/01/2013          109,185
      125,000 KINDER MORGAN ENERGY PARTNERS LP                                      5.30      09/15/2020          133,732
      100,000 KINDER MORGAN ENERGY PARTNERS LP                                      5.00      12/15/2013          107,992
      500,000 KINDER MORGAN ENERGY PARTNERS LP                                      5.13      11/15/2014          551,163
    1,000,000 KINDER MORGAN ENERGY PARTNERS LP                                      5.80      03/01/2021        1,111,328
      100,000 KINDER MORGAN ENERGY PARTNERS LP                                      5.80      03/15/2035          100,914
      500,000 KINDER MORGAN ENERGY PARTNERS LP                                      6.50      09/01/2039          548,094
      500,000 KINDER MORGAN ENERGY PARTNERS LP SERIES MTN                           6.95      01/15/2038          571,559
      100,000 MAGELLAN MIDSTREAM PARTNERS LP                                        6.40      07/15/2018          117,787
      375,000 MAGELLAN MIDSTREAM PARTNERS LP                                        6.55      07/15/2019          446,388
      150,000 MARATHON OIL CORPORATION                                              6.00      07/01/2012          161,978
      625,000 MARATHON OIL CORPORATION                                              6.00      10/01/2017          724,788
       50,000 MARATHON OIL CORPORATION                                              6.60      10/01/2037           59,776
      700,000 MARATHON OIL CORPORATION                                              7.50      02/15/2019          889,621
      500,000 NABORS INDUSTRIES INCORPORATED                                        9.25      01/15/2019          643,791
      120,000 NEXEN INCORPORATED                                                    7.88      03/15/2032          155,977
      350,000 NOBLE ENERGY INCORPORATED                                             8.25      03/01/2019          453,012
      170,000 NORTHWEST PIPELINE CORPORATION                                        6.05      06/15/2018          197,679
      250,000 NUSTAR LOGISTICS LP                                                   4.80      09/01/2020          253,755
      400,000 OCCIDENTAL PETROLEUM CORPORATION                                      4.13      06/01/2016          445,882
      180,000 OCCIDENTAL PETROLEUM CORPORATION                                      6.75      01/15/2012          194,056
      200,000 ONEOK PARTNERS LP                                                     6.15      10/01/2016          230,664
      350,000 ONEOK PARTNERS LP                                                     8.63      03/01/2019          450,160
       50,000 PLAINS ALL AMERICAN PIPELINE LP                                       6.13      01/15/2017           55,741
      150,000 PLAINS ALL AMERICAN PIPELINE LP                                       6.50      05/01/2018          171,303
      200,000 PLAINS ALL AMERICAN PIPELINE LP                                       6.65      01/15/2037          218,779
      150,000 PLAINS ALL AMERICAN PIPELINE LP                                       8.75      05/01/2019          190,590
      500,000 PLAINS ALL AMERICAN PIPELINE LP / PAA FINANCE
              CORPORATION                                                           4.25      09/01/2012          521,686
      100,000 SPECTRA ENERGY CAPITAL LLC                                            5.90      09/15/2013          109,884
      100,000 SPECTRA ENERGY CAPITAL LLC                                            7.50      09/15/2038          122,915
      100,000 SUNOCO INCORPORATED                                                   5.75      01/15/2017          104,933
      250,000 SUNOCO LOGISTICS PARTNER                                              6.85      02/15/2040          272,578
      325,000 TEXAS EASTERN TRANSMISSION LP                                         7.00      07/15/2032          402,823
      444,000 THE WILLIAMS COMPANIES INCORPORATED                                   8.75      03/15/2032          559,818
       65,000 TRANSCANADA PIPELINES LIMITED                                         4.88      01/15/2015           72,801
      100,000 TRANSCANADA PIPELINES LIMITED                                         5.60      03/31/2034          107,023
      105,000 TRANSCONTINENTAL GAS PIPE LINE CORPORATION                            6.05      06/15/2018          122,483
      120,000 TRANSOCEAN INCORPORATED                                               7.50      04/15/2031          120,048
       65,000 VALERO ENERGY CORPORATION                                             4.50      02/01/2015           69,350
      500,000 VALERO ENERGY CORPORATION                                             6.13      06/15/2017          552,843
       65,000 VALERO ENERGY CORPORATION                                             6.13      02/01/2020           70,916
      500,000 VALERO ENERGY CORPORATION                                             6.63      06/15/2037          506,543
      100,000 VALERO ENERGY CORPORATION                                             7.50      04/15/2032          107,976
      450,000 VALERO ENERGY CORPORATION                                             9.38      03/15/2019          573,413
      600,000 WILLIAMS PARTNERS LP                                                  3.80      02/15/2015          627,724
      140,000 WILLIAMS PARTNERS LP                                                  5.25      03/15/2020          151,117
      390,000 WILLIAMS PARTNERS LP                                                  6.30      04/15/2040          433,173
      125,000 XTO ENERGY INCORPORATED                                               4.90      02/01/2014          140,008
      350,000 XTO ENERGY INCORPORATED                                               5.30      06/30/2015          406,536

                   Wells Fargo Advantage Master Portfolios 61


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
OIL, GAS & CONSUMABLE FUELS (continued)
$   1,000,000 XTO ENERGY INCORPORATED                                               5.75%     12/15/2013    $   1,146,715
      500,000 XTO ENERGY INCORPORATED                                               6.50      12/15/2018          637,597
                                                                                                               41,003,712
                                                                                                            -------------
FINANCIALS: 8.30%
CAPITAL MARKETS: 1.57%
      400,000 AMERIPRISE FINANCIAL INCORPORATED                                     5.65      11/15/2015          450,577
       65,000 AMERIPRISE FINANCIAL INCORPORATED                                     7.30      06/28/2019           80,351
      415,000 BANK OF NEW YORK MELLON CORPORATION                                   4.30      05/15/2014          453,800
    1,000,000 BANK OF NEW YORK MELLON CORPORATION                                   5.45      05/15/2019        1,167,555
      650,000 BANK OF NEW YORK MELLON CORPORATION SERIES MTN                        4.95      11/01/2012          703,665
      180,000 BEAR STEARNS COMPANIES INCORPORATED                                   5.30      10/30/2015          198,428
       25,000 BEAR STEARNS COMPANIES INCORPORATED                                   5.55      01/22/2017           26,880
      120,000 BEAR STEARNS COMPANIES INCORPORATED                                   6.40      10/02/2017          139,517
    1,500,000 BEAR STEARNS COMPANIES INCORPORATED                                   7.25      02/01/2018        1,818,666
      500,000 BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                        6.95      08/10/2012          553,564
      250,000 BERKSHIRE HATHAWAY FINANCE CORPORATION                                4.00      04/15/2012          262,948
      500,000 BERKSHIRE HATHAWAY FINANCE CORPORATION                                4.85      01/15/2015          562,859
    1,275,000 BERKSHIRE HATHAWAY FINANCE CORPORATION                                5.00      08/15/2013        1,415,765
      150,000 BERKSHIRE HATHAWAY FINANCE CORPORATION                                5.75      01/15/2040          169,033
      350,000 BLACKROCK INCORPORATED                                                6.25      09/15/2017          411,778
      300,000 BLACKROCK INCORPORATED NEW YORK SHARES                                3.50      12/10/2014          317,797
      250,000 BLACKROCK INCORPORATED NEW YORK SHARES                                5.00      12/10/2019          275,663
      425,000 CHARLES SCHWAB CORPORATION                                            4.95      06/01/2014          469,260
       50,000 EATON VANCE CORPORATION                                               6.50      10/02/2017           59,142
    1,100,000 GOLDMAN SACHS GROUP INCORPORATED                                      3.25      06/15/2012        1,150,173
      750,000 GOLDMAN SACHS GROUP INCORPORATED                                      3.63      08/01/2012          776,300
      700,000 GOLDMAN SACHS GROUP INCORPORATED                                      4.75      07/15/2013          743,681
    2,000,000 GOLDMAN SACHS GROUP INCORPORATED                                      5.13      01/15/2015        2,149,224
      360,000 GOLDMAN SACHS GROUP INCORPORATED                                      5.15      01/15/2014          386,384
      275,000 GOLDMAN SACHS GROUP INCORPORATED                                      5.35      01/15/2016          296,201
    1,000,000 GOLDMAN SACHS GROUP INCORPORATED                                      5.38      03/15/2020        1,032,084
    1,000,000 GOLDMAN SACHS GROUP INCORPORATED                                      5.45      11/01/2012        1,071,781
      500,000 GOLDMAN SACHS GROUP INCORPORATED                                      5.75      10/01/2016          551,952
    1,070,000 GOLDMAN SACHS GROUP INCORPORATED                                      5.95      01/15/2027        1,065,482
    1,045,000 GOLDMAN SACHS GROUP INCORPORATED                                      6.00      05/01/2014        1,157,372
    1,500,000 GOLDMAN SACHS GROUP INCORPORATED                                      6.13      02/15/2033        1,576,206
    1,250,000 GOLDMAN SACHS GROUP INCORPORATED                                      6.15      04/01/2018        1,365,189
    1,250,000 GOLDMAN SACHS GROUP INCORPORATED                                      6.25      09/01/2017        1,387,006
    1,025,000 GOLDMAN SACHS GROUP INCORPORATED                                      6.60      01/15/2012        1,095,101
      925,000 GOLDMAN SACHS GROUP INCORPORATED                                      6.75      10/01/2037          944,691
    1,300,000 GOLDMAN SACHS GROUP INCORPORATED                                      7.50      02/15/2019        1,516,017
      150,000 JEFFERIES GROUP INCORPORATED                                          6.45      06/08/2027          150,899
      400,000 JEFFERIES GROUP INCORPORATED                                          8.50      07/15/2019          464,059
      750,000 MORGAN STANLEY                                                        2.00      09/22/2011          763,021
    1,000,000 MORGAN STANLEY                                                        2.25      03/13/2012        1,025,735
      300,000 MORGAN STANLEY                                                        3.25      12/01/2011          310,472
    1,000,000 MORGAN STANLEY                                                        4.20      11/20/2014        1,029,800
      525,000 MORGAN STANLEY                                                        5.38      10/15/2015          560,105
      500,000 MORGAN STANLEY                                                        5.50      07/24/2020          503,737
    1,300,000 MORGAN STANLEY                                                        6.00      05/13/2014        1,416,747
    1,500,000 MORGAN STANLEY                                                        6.60      04/01/2012        1,609,560
      470,000 MORGAN STANLEY                                                        7.25      04/01/2032          559,768
      400,000 MORGAN STANLEY                                                        7.30      05/13/2019          454,640
      500,000 MORGAN STANLEY SERIES EMTN                                            5.45      01/09/2017          524,983

                   62 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
CAPITAL MARKETS (continued)
$   1,000,000 MORGAN STANLEY SERIES GMTN                                            5.50%     01/26/2020    $   1,012,645
    1,500,000 MORGAN STANLEY SERIES MTN                                             5.25      11/02/2012        1,595,874
      850,000 MORGAN STANLEY SERIES MTN                                             5.55      04/27/2017          890,596
    1,500,000 MORGAN STANLEY SERIES MTN                                             5.63      09/23/2019        1,526,490
    1,500,000 MORGAN STANLEY SERIES MTN                                             6.00      04/28/2015        1,635,525
    1,000,000 MORGAN STANLEY SERIES MTN                                             6.63      04/01/2018        1,098,916
      540,000 NORTHERN TRUST CORPORATION                                            4.63      05/01/2014          597,189
      100,000 RAYMOND JAMES FINANCIAL INCORPORATED                                  8.60      08/15/2019          120,270
      200,000 TD AMERITRADE HOLDING CORPORATION                                     5.60      12/01/2019          221,454
                                                                                                               45,874,577
                                                                                                            -------------
COMMERCIAL BANKS: 0.72%
      150,000 ABBEY NATIONAL CAPITAL TRUST I                                        8.96      12/29/2049          163,503
      500,000 ALLY FINANCIAL INCORPORATED                                           1.75      10/30/2012          510,901
    1,000,000 ALLY FINANCIAL INCORPORATED                                           2.20      12/19/2012        1,031,877
      500,000 BANK OF THE WEST (SAN FRANCISCO CA)                                   2.15      03/27/2012          512,677
      240,000 BANK ONE CORPORATION                                                  7.63      10/15/2026          294,029
      250,000 BANK ONE CORPORATION                                                  8.00      04/29/2027          319,818
      100,000 BB&T CAPITAL TRUST IV                                                 6.82      06/12/2057           97,000
      150,000 BB&T CORPORATION                                                      3.38      09/25/2013          157,064
    1,000,000 BB&T CORPORATION                                                      3.85      07/27/2012        1,047,469
      350,000 BB&T CORPORATION                                                      3.95      04/29/2016          367,495
      250,000 BB&T CORPORATION                                                      5.20      12/23/2015          274,179
      500,000 BB&T CORPORATION                                                      6.85      04/30/2019          608,167
      750,000 CAPITAL ONE BANK USA NA                                               8.80      07/15/2019          949,935
      100,000 COMERICA CAPITAL TRUST II                                             6.58      02/20/2037           93,000
      250,000 COMPASS BANK                                                          6.40      10/01/2017          263,833
      500,000 FIFTH THIRD BANCORP                                                   5.45      01/15/2017          520,267
      350,000 FIFTH THIRD BANCORP                                                   6.25      05/01/2013          382,217
      250,000 FIFTH THIRD BANCORP                                                   8.25      03/01/2038          297,313
    1,000,000 HSBC HOLDINGS PLC                                                     6.50      05/02/2036        1,140,053
      500,000 KEYCORP                                                               6.50      05/14/2013          547,567
      250,000 M&I MARSHALL & ILSLEY BANK SERIES BKNT                                5.00      01/17/2017          237,048
      500,000 MANUFACTURERS & TRADERS TRUST COMPANY                                 6.63      12/04/2017          577,358
      250,000 REGIONS FINANCIAL CORPORATION                                         5.75      06/15/2015          253,935
      200,000 REGIONS FINANCIAL CORPORATION                                         7.75      11/10/2014          215,703
      500,000 SUNTRUST BANK, INCORPORATED                                           3.00      11/16/2011          514,902
       34,000 SUNTRUST BANK, INCORPORATED                                           5.00      09/01/2015           36,656
      750,000 SUNTRUST BANKS, INCORPORATED                                          6.00      09/11/2017          822,332
      165,000 SUNTRUST CAPITAL VIII                                                 6.10      12/01/2066          140,250
      200,000 UNION BANK OF CALIFORNIA SERIES BKNT                                  5.95      05/11/2016          216,258
      500,000 US BANCORP N.A.                                                       1.80      05/15/2012          510,414
      250,000 US BANCORP N.A.                                                       4.20      05/15/2014          273,160
    1,000,000 US BANK N.A. (CINCINNATI)                                             3.78      04/29/2020        1,038,791
      275,000 US BANK N.A. SERIES BKNT                                              4.95      10/30/2014          303,964
      750,000 WELLS FARGO & COMPANY(l)                                              3.00      12/09/2011          774,376
    1,500,000 WELLS FARGO & COMPANY(l)                                              3.75      10/01/2014        1,580,907
    1,500,000 WELLS FARGO & COMPANY<<(l)                                             4.38      01/31/2013       1,599,743
    1,000,000 WELLS FARGO & COMPANY(l)                                              5.25      10/23/2012        1,075,437
    1,000,000 WELLS FARGO & COMPANY(l)                                              5.63      12/11/2017        1,129,312
      200,000 WESTERN CORPORATE FEDERAL CREDIT UNION                                1.75      11/02/2012          204,369
                                                                                                               21,083,279
                                                                                                            -------------
CONSUMER FINANCE: 0.50%
    1,000,000 AMERICAN EXPRESS BANK FSB                                             3.15      12/09/2011        1,034,006
      500,000 AMERICAN EXPRESS BANK FSB SERIES BKN1                                 5.55      10/17/2012          538,480

                   Wells Fargo Advantage Master Portfolios 63


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
CONSUMER FINANCE (continued)
$     500,000 AMERICAN EXPRESS CENTURION BANK SERIES BKN1                           6.00%     09/13/2017    $     568,759
      200,000 AMERICAN EXPRESS COMPANY                                              6.80      09/01/2066          195,000
      800,000 AMERICAN EXPRESS COMPANY                                              7.00      03/19/2018          957,240
      150,000 AMERICAN EXPRESS COMPANY                                              7.25      05/20/2014          174,464
      650,000 AMERICAN EXPRESS COMPANY<<                                            8.13      05/20/2019          836,382
      500,000 AMERICAN EXPRESS CREDIT CORPORATION                                   5.13      08/25/2014          549,489
      100,000 AMERICAN EXPRESS CREDIT CORPORATION                                   5.30      12/02/2015          111,181
    1,000,000 AMERICAN EXPRESS CREDIT CORPORATION                                   7.30      08/20/2013        1,145,586
    1,000,000 AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN                        5.88      05/02/2013        1,099,744
      115,000 CAPITAL ONE FINANCIAL CORPORATION SERIES MTN                          5.70      09/15/2011          119,724
      300,000 CAPITAL ONE FINANCIAL CORPORATION                                     4.80      02/21/2012          311,706
      700,000 CAPITAL ONE FINANCIAL CORPORATION                                     7.38      05/23/2014          815,462
      550,000 DISCOVER BANK                                                         8.70      11/18/2019          649,501
      250,000 KEY BANK NA                                                           4.95      09/15/2015          259,815
      350,000 KEYBANK NA                                                            5.80      07/01/2014          382,087
      360,000 NATIONAL CITY CORPORATION                                             4.90      01/15/2015          396,422
      500,000 NATIONAL CITY CORPORATION                                             6.88      05/15/2019          584,740
      250,000 REGIONS BANK                                                          6.45      06/26/2037          220,393
      500,000 REGIONS BANK                                                          7.50      05/15/2018          531,021
      400,000 SLM CORPORATION                                                       8.00      03/25/2020          350,000
       65,000 SLM CORPORATION SERIES MTN                                            5.63      08/01/2033           44,200
      750,000 SLM CORPORATION SERIES MTN                                            8.45      06/15/2018          688,125
      800,000 SLM CORPORATION SERIES MTNA                                           5.00      10/01/2013          754,000
      250,000 SOVEREIGN BANK                                                        8.75      05/30/2018          289,873
      200,000 TOYOTA MOTOR CREDIT CORPORATION                                       1.38      08/12/2013          200,549
      500,000 TOYOTA MOTOR CREDIT CORPORATION                                       3.20      06/17/2015          528,097
      250,000 TOYOTA MOTOR CREDIT CORPORATION                                       4.50      06/17/2020          273,601
                                                                                                               14,609,647
                                                                                                            -------------
DIVERSIFIED FINANCIAL SERVICES: 4.25%
      500,000 ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                        5.38      04/30/2013          551,968
    1,000,000 BANK OF AMERICA CORPORATION                                           2.10      04/30/2012        1,024,885
    1,750,000 BANK OF AMERICA CORPORATION                                           4.75      08/01/2015        1,841,534
      700,000 BANK OF AMERICA CORPORATION                                           5.38      06/15/2014          754,184
      250,000 BANK OF AMERICA CORPORATION                                           5.49      03/15/2019          255,050
      100,000 BANK OF AMERICA CORPORATION                                           5.63      10/14/2016          106,587
    1,000,000 BANK OF AMERICA CORPORATION                                           5.65      05/01/2018        1,039,388
    1,500,000 BANK OF AMERICA CORPORATION                                           5.75      12/01/2017        1,587,752
    1,000,000 BANK OF AMERICA CORPORATION                                           6.00      09/01/2017        1,077,879
      500,000 BANK OF AMERICA CORPORATION                                           6.25      04/15/2012          531,856
    1,850,000 BANK OF AMERICA CORPORATION                                           6.50      08/01/2016        2,066,820
    1,000,000 BANK OF AMERICA CORPORATION                                           7.38      05/15/2014        1,141,545
    1,500,000 BANK OF AMERICA CORPORATION                                           7.63      06/01/2019        1,755,687
      800,000 BANK OF AMERICA CORPORATION SERIES BKNT                               6.00      10/15/2036          812,670
    1,500,000 BANK OF AMERICA CORPORATION SERIES MTN                                3.13      06/15/2012        1,567,013
      500,000 BANK OF AMERICA CORPORATION SERIES MTN                                4.90      05/01/2013          530,471
      500,000 BOEING CAPITAL CORPORATION                                            4.70      10/27/2019          562,115
      100,000 BRANCH BANKING & TRUST SERIES BKNT                                    5.63      09/15/2016          113,170
      200,000 CAPITAL ONE CAPITAL III                                               7.69      08/15/2036          200,500
       50,000 CAPITAL ONE CAPITAL IV                                                6.75      02/17/2037           47,625
      659,000 CAPITAL ONE CAPITAL VI                                                8.88      05/15/2040          693,598
      250,000 CATERPILLAR FINANCIAL SERVICES CORPORATION                            2.00      04/05/2013          255,990
      750,000 CATERPILLAR FINANCIAL SERVICES CORPORATION                            6.13      02/17/2014          861,878
    1,000,000 CATERPILLAR FINANCIAL SERVICES CORPORATION                            7.15      02/15/2019        1,287,739
      500,000 CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                 4.90      08/15/2013          550,195
      275,000 CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                 5.50      03/15/2016          319,876

                   64 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
DIVERSIFIED FINANCIAL SERVICES (continued)
$      65,000 CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES
              MTNF                                                                  4.75%     02/17/2015    $      72,628
       95,000 CATERPILLAR INCORPORATED                                              1.90      12/17/2012           96,730
      150,000 CITIBANK NA                                                           1.25      09/22/2011          151,376
      250,000 CITIGROUP FUNDING INCORPORATED                                        1.88      10/22/2012          256,117
    2,000,000 CITIGROUP INCORPORATED                                                2.13      04/30/2012        2,050,594
      750,000 CITIGROUP INCORPORATED                                                4.75      05/19/2015          772,637
      900,000 CITIGROUP INCORPORATED                                                5.00      09/15/2014          924,755
    1,000,000 CITIGROUP INCORPORATED                                                5.10      09/29/2011        1,041,963
    1,000,000 CITIGROUP INCORPORATED                                                5.30      10/17/2012        1,056,051
    1,700,000 CITIGROUP INCORPORATED                                                5.50      04/11/2013        1,804,948
    1,000,000 CITIGROUP INCORPORATED                                                5.50      10/15/2014        1,064,929
    1,000,000 CITIGROUP INCORPORATED                                                5.50      02/15/2017        1,027,466
      750,000 CITIGROUP INCORPORATED                                                5.63      08/27/2012          786,504
      250,000 CITIGROUP INCORPORATED                                                5.85      07/02/2013          267,767
      525,000 CITIGROUP INCORPORATED                                                6.00      10/31/2033          498,952
    1,000,000 CITIGROUP INCORPORATED                                                6.13      11/21/2017        1,080,681
    1,000,000 CITIGROUP INCORPORATED                                                6.13      05/15/2018        1,079,161
      500,000 CITIGROUP INCORPORATED                                                6.13      08/25/2036          480,855
    1,500,000 CITIGROUP INCORPORATED                                                6.38      08/12/2014        1,641,263
      750,000 CITIGROUP INCORPORATED                                                6.50      08/19/2013          820,254
    1,300,000 CITIGROUP INCORPORATED                                                6.88      03/05/2038        1,407,877
      855,000 CITIGROUP INCORPORATED                                                8.13      07/15/2039        1,063,935
      900,000 CITIGROUP INCORPORATED                                                8.50      05/22/2019        1,100,500
      500,000 CME GROUP INCORPORATED                                                5.75      02/15/2014          566,755
      500,000 COMERICA BANK SERIES BKNT                                             5.75      11/21/2016          563,293
      500,000 COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN                          5.80      06/07/2012          531,786
    1,000,000 CREDIT SUISSE NEW YORK NY                                             5.00      05/15/2013        1,082,005
    1,000,000 CREDIT SUISSE NEW YORK NY                                             5.30      08/13/2019        1,098,775
    1,000,000 CREDIT SUISSE USA INCORPORATED                                        4.88      01/15/2015        1,095,851
      500,000 CREDIT SUISSE USA INCORPORATED                                        5.50      08/15/2013          550,624
    1,000,000 CREDIT SUISSE USA INCORPORATED                                        6.13      11/15/2011        1,060,533
    1,350,000 CREDIT SUISSE USA INCORPORATED                                        6.50      01/15/2012        1,448,635
      250,000 CREDIT SUISSE USA INCORPORATED                                        7.13      07/15/2032          322,170
    1,000,000 DEERE & COMPANY                                                       6.95      04/25/2014        1,193,090
      100,000 DEUTSCHE BANK FINANCIAL LLC                                           5.38      03/02/2015          109,833
      100,000 EQUIFAX INCORPORATED                                                  4.45      12/01/2014          106,473
       75,000 FUND AMERICAN COMPANIES INCORPORATED                                  5.88      05/15/2013           78,644
    1,500,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  2.20      06/08/2012        1,542,339
    1,000,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  2.63      12/28/2012        1,041,624
      500,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  3.00      12/09/2011          515,155
    1,500,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  4.80      05/01/2013        1,618,280
    1,500,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  4.88      03/04/2015        1,640,012
      525,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  5.00      11/15/2011          551,435
    1,000,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  5.50      01/08/2020        1,094,390
    1,000,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  5.63      05/01/2018        1,102,583
    2,000,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  5.88      02/15/2012        2,132,052
    1,300,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  5.88      01/14/2038        1,336,719
    1,125,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  5.90      05/13/2014        1,271,833
      850,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  6.00      08/07/2019          955,265
    1,000,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  6.88      01/10/2039        1,170,459
      650,000 GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                      6.15      08/07/2037          690,915
      500,000 GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                       5.00      01/08/2016          546,000
    1,500,000 GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                     5.63      09/15/2017        1,656,869
    1,200,000 GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      4.38      03/03/2012        1,253,323
    1,725,000 GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      6.00      06/15/2012        1,864,454
    1,600,000 GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                    6.75      03/15/2032        1,808,971

                   Wells Fargo Advantage Master Portfolios 65


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
DIVERSIFIED FINANCIAL SERVICES (continued)
$     350,000 GENWORTH GLOBAL FUNDING TRUSTS SERIES MTN                             5.75%     05/15/2013    $     366,872
      200,000 GOLDMAN SACHS CAPITAL II                                              5.79      06/01/2043          160,750
      450,000 GOLDMAN SACHS GROUP INCORPORATED                                      6.35      02/15/2034          419,188
      200,000 HSBC BANK USA NA NEW YORK                                             4.63      04/01/2014          213,485
      225,000 HSBC BANK USA NA NEW YORK SERIES BKNT                                 5.63      08/15/2035          229,401
      200,000 HSBC FINANCE CAPITAL TRUST IX                                         5.91      11/30/2035          180,750
      325,000 HSBC FINANCE CORPORATION                                              5.00      06/30/2015          350,558
    1,500,000 HSBC FINANCE CORPORATION                                              5.50      01/19/2016        1,641,311
      750,000 HSBC FINANCE CORPORATION                                              6.38      10/15/2011          792,215
      800,000 HSBC FINANCE CORPORATION                                              6.38      11/27/2012          871,069
      500,000 HSBC USA INCORPORATED                                                 3.13      12/16/2011          517,217
    1,000,000 IBM INTERNATIONAL GROUP CAPITAL LLC                                   5.05      10/22/2012        1,089,633
      500,000 JOHN DEERE CAPITAL CORPORATION                                        2.88      06/19/2012          520,048
      250,000 JOHN DEERE CAPITAL CORPORATION                                        7.00      03/15/2012          273,953
      250,000 JOHN DEERE CAPITAL CORPORATION SERIES MTN                             5.25      10/01/2012          270,810
      100,000 JOHN DEERE CAPITAL CORPORATION SERIES MTN                             5.50      04/13/2017          116,255
      500,000 JOHN DEERE CAPITAL CORPORATION SERIES MTN                             5.75      09/10/2018          596,117
    1,000,000 JPMORGAN CHASE & COMPANY                                              2.20      06/15/2012        1,029,196
      350,000 JPMORGAN CHASE & COMPANY                                              3.13      12/01/2011          361,720
      500,000 JPMORGAN CHASE & COMPANY                                              3.40      06/24/2015          515,485
    1,500,000 JPMORGAN CHASE & COMPANY                                              3.70      01/20/2015        1,570,157
      500,000 JPMORGAN CHASE & COMPANY                                              4.40      07/22/2020          506,833
    1,650,000 JPMORGAN CHASE & COMPANY                                              4.65      06/01/2014        1,795,365
      600,000 JPMORGAN CHASE & COMPANY                                              5.25      05/01/2015          654,563
    2,000,000 JPMORGAN CHASE & COMPANY                                              5.38      10/01/2012        2,161,436
    1,000,000 JPMORGAN CHASE & COMPANY                                              6.00      01/15/2018        1,135,573
    1,500,000 JPMORGAN CHASE & COMPANY                                              6.30      04/23/2019        1,723,817
      850,000 JPMORGAN CHASE & COMPANY                                              6.40      05/15/2038        1,028,779
      800,000 JPMORGAN CHASE & COMPANY                                              6.63      03/15/2012          863,578
    1,250,000 JPMORGAN CHASE BANK NATIONAL SERIES BKNT                              6.00      10/01/2017        1,410,106
      750,000 JPMORGAN CHASE CAPITAL SERIES XXV                                     6.80      10/01/2037          765,411
      650,000 JPMORGAN CHASE CAPITAL SERIES XXVII                                   7.00      11/01/2039          689,079
      180,000 JPMORGAN CHASE CAPITAL XV                                             5.88      03/15/2035          171,906
      150,000 JPMORGAN CHASE CAPITAL XXII SERIES V                                  6.45      01/15/2087          147,467
      500,000 LAZARD GROUP LLC                                                      6.85      06/15/2017          532,234
      200,000 MELLON FUNDING CORPORATION                                            5.00      12/01/2014          221,945
      100,000 MELLON FUNDING CORPORATION                                            5.20      05/15/2014          112,227
    1,000,000 MERRILL LYNCH & COMPANY INCORPORATED                                  5.45      02/05/2013        1,067,404
      450,000 MERRILL LYNCH & COMPANY INCORPORATED                                  5.45      07/15/2014          481,896
      500,000 MERRILL LYNCH & COMPANY INCORPORATED                                  5.70      05/02/2017          520,513
    1,000,000 MERRILL LYNCH & COMPANY INCORPORATED                                  6.05      08/15/2012        1,072,885
      250,000 MERRILL LYNCH & COMPANY INCORPORATED                                  6.05      05/16/2016          264,817
      300,000 MERRILL LYNCH & COMPANY INCORPORATED                                  6.11      01/29/2037          289,917
      600,000 MERRILL LYNCH & COMPANY INCORPORATED                                  6.22      09/15/2026          604,835
      500,000 MERRILL LYNCH & COMPANY INCORPORATED                                  6.40      08/28/2017          539,147
      500,000 MERRILL LYNCH & COMPANY INCORPORATED                                  7.75      05/14/2038          570,727
      500,000 MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                       6.15      04/25/2013          544,897
    1,690,000 MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                       6.88      04/25/2018        1,859,862
      200,000 NASDAQ OMX GROUP INCORPORATED                                         4.00      01/15/2015          207,201
      100,000 NASDAQ OMX GROUP INCORPORATED                                         5.55      01/15/2020          105,761
      590,000 NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION              5.50      07/01/2013          661,599
      400,000 NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION             10.38      11/01/2018          575,019
      530,000 NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
              SERIES MTNC                                                           7.25      03/01/2012          579,138
      150,000 NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
              SERIES MTNC                                                           8.00      03/01/2032          206,767
      250,000 NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION              5.45      04/10/2017          289,205
      150,000 PACCAR FINANCIAL CORPORATION                                          1.95      12/17/2012          152,096

                   66 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
DIVERSIFIED FINANCIAL SERVICES (continued)
$   1,100,000 PNC FINANCIAL SERVICES GROUP                                          3.63%     02/08/2015    $   1,156,095
      150,000 PNC FINANCIAL SERVICES GROUP                                          5.13      02/08/2020          161,867
      350,000 PNC FUNDING CORPORATION                                               5.63      02/01/2017          387,668
      500,000 PNC FUNDING CORPORATION                                               6.70      06/10/2019          595,317
      100,000 PRIVATE EXPORT FUNDING CORPORATION                                    4.30      12/15/2021          110,697
      250,000 PRIVATE EXPORT FUNDING CORPORATION                                    4.95      11/15/2015          289,254
      250,000 TECO FINANCE INCORPORATED                                             6.57      11/01/2017          293,435
      130,000 TECO FINANCE INCORPORATED                                             4.00      03/15/2016          135,967
       65,000 TECO FINANCE INCORPORATED                                             5.15      03/15/2020           70,989
      200,000 UBS AG STAMFORD CT                                                    5.88      07/15/2016          220,551
      100,000 USB CAPITAL XIII TRUST                                                6.63      12/15/2039          110,337
      500,000 WACHOVIA BANK NA(l)                                                   4.88      02/01/2015          537,761
      750,000 WACHOVIA BANK NA(l)                                                   5.85      02/01/2037          778,986
      600,000 WACHOVIA BANK NA(l)                                                   6.60      01/15/2038          680,012
    1,300,000 WACHOVIA CORPORATION(l)                                               5.25      08/01/2014        1,402,280
      700,000 WACHOVIA CORPORATION(l)                                               5.50      08/01/2035          688,848
      500,000 WACHOVIA CORPORATION(l)                                               5.63      10/15/2016          551,448
    1,000,000 WACHOVIA CORPORATION(l)                                               5.75      06/15/2017        1,122,554
    1,000,000 WACHOVIA CORPORATION(l)                                               5.75      02/01/2018        1,129,860
      700,000 WACHOVIA CORPORATION SERIES MTN(l)                                    5.50      05/01/2013          768,457
      500,000 WELLS FARGO BANK NA(l)                                                4.75      02/09/2015          530,328
      150,000 WELLS FARGO BANK NA(l)                                                5.95      08/26/2036          157,569
                                                                                                              124,167,538
                                                                                                            -------------
INSURANCE: 0.89%
      350,000 ACE INA HOLDINGS INCORPORATED                                         5.60      05/15/2015          395,789
       75,000 ACE INA HOLDINGS INCORPORATED                                         5.88      06/15/2014           85,102
      500,000 ACE INA HOLDINGS INCORPORATED                                         5.90      06/15/2019          576,253
       75,000 AEGON FUNDING CORPORATION                                             5.75      12/15/2020           80,837
      150,000 AFLAC INCORPORATED                                                    3.45      08/15/2015          154,223
      250,000 AFLAC INCORPORATED                                                    6.90      12/17/2039          277,525
      150,000 AFLAC INCORPORATED                                                    8.50      05/15/2019          187,878
      830,000 ALLSTATE CORPORATION                                                  5.55      05/09/2035          874,378
      150,000 ALLSTATE CORPORATION                                                  6.20      05/16/2014          174,280
      650,000 ALLSTATE CORPORATION                                                  7.45      05/16/2019          802,383
      500,000 AMERICAN INTERNATIONAL GROUP INCORPORATED                             4.25      05/15/2013          500,625
      250,000 AMERICAN INTERNATIONAL GROUP INCORPORATED                             5.05      10/01/2015          244,688
      250,000 AMERICAN INTERNATIONAL GROUP INCORPORATED                             6.25      05/01/2036          220,625
      750,000 AMERICAN INTERNATIONAL GROUP INCORPORATED                             8.25      08/15/2018          810,000
      500,000 AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                  5.45      05/18/2017          480,000
      850,000 AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                  5.85      01/16/2018          820,250
       75,000 AON CORPORATION                                                       8.21      01/01/2027           80,190
       75,000 ASSURANT INCORPORATED                                                 6.75      02/15/2034           80,651
      500,000 BERKSHIRE HATHAWAY INCORPORATED                                       1.40      02/10/2012          503,871
      500,000 BERKSHIRE HATHAWAY INCORPORATED                                       2.13      02/11/2013          514,385
      500,000 BERKSHIRE HATHAWAY INCORPORATED                                       3.20      02/11/2015          527,938
      150,000 CHUBB CORPORATION                                                     5.75      05/15/2018          173,035
       80,000 CHUBB CORPORATION                                                     6.00      05/11/2037           92,492
      350,000 CHUBB CORPORATION                                                     6.38      03/29/2067          337,750
      350,000 CHUBB CORPORATION SERIES 1                                            6.50      05/15/2038          428,838
       75,000 CINCINNATI FINANCIAL CORPORATION                                      6.92      05/15/2028           81,703
       65,000 CNA FINANCIAL CORPORATION                                             5.85      12/15/2014           69,131
       50,000 CNA FINANCIAL CORPORATION                                             6.50      08/15/2016           53,988
      295,000 CNA FINANCIAL CORPORATION                                             7.35      11/15/2019          328,892

                   Wells Fargo Advantage Master Portfolios 67


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
INSURANCE (continued)
$     180,000 GE GLOBAL INSURANCE HOLDINGS                                          7.00%     02/15/2026    $     198,091
      100,000 GENWORTH FINANCIAL INCORPORATED                                       4.95      10/01/2015           99,390
      500,000 GENWORTH FINANCIAL INCORPORATED                                       6.52      05/22/2018          500,251
      100,000 HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                        4.63      07/15/2013          104,936
      250,000 HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                        5.50      03/30/2020          251,600
       75,000 HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                        5.95      10/15/2036           68,100
      750,000 HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                        6.00      01/15/2019          786,602
      250,000 JEFFERSON-PILOT CORPORATION                                           4.75      01/30/2014          264,080
      500,000 LINCOLN NATIONAL CORPORATION                                          6.15      04/07/2036          523,841
       50,000 LINCOLN NATIONAL CORPORATION                                          6.25      02/15/2020           56,061
      350,000 LINCOLN NATIONAL CORPORATION                                          7.00      05/17/2066          318,500
      120,000 LINCOLN NATIONAL CORPORATION                                          8.75      07/01/2019          153,222
      100,000 LOEWS CORPORATION                                                     5.25      03/15/2016          112,305
      100,000 MARKEL CORPORATION                                                    7.13      09/30/2019          114,724
      500,000 MARSH & MCLENNAN COMPANIES INCORPORATED                               5.75      09/15/2015          543,036
      300,000 MARSH & MCLENNAN COMPANIES INCORPORATED                               9.25      04/15/2019          395,526
      250,000 METLIFE INCORPORATED                                                  5.00      11/24/2013          271,707
      250,000 METLIFE INCORPORATED                                                  5.70      06/15/2035          269,338
      100,000 METLIFE INCORPORATED                                                  6.13      12/01/2011          105,815
      280,000 METLIFE INCORPORATED                                                  6.38      06/15/2034          326,118
      600,000 METLIFE INCORPORATED                                                  6.40      12/15/2066          546,000
      500,000 METLIFE INCORPORATED                                                  6.75      06/01/2016          593,626
      750,000 METLIFE INCORPORATED SERIES A                                         6.82      08/15/2018          893,855
       75,000 NATIONWIDE FINANCIAL SERVICES                                         5.90      07/01/2012           79,493
      100,000 PARTNERRE FINANCE B LLC                                               5.50      06/01/2020          102,809
      600,000 PRINCIPAL FINANCIAL GROUP INCORPORATED                                7.88      05/15/2014          709,937
      500,000 PRINCIPAL LIFE INCOME FUNDING TRUSTS                                  5.30      04/24/2013          541,889
       75,000 PROGRESSIVE CORPORATION                                               6.25      12/01/2032           82,903
      500,000 PROTECTIVE LIFE CORPORATION                                           7.38      10/15/2019          569,508
       75,000 PRUDENTIAL FINANCIAL INCORPORATED                                     2.75      01/14/2013           76,135
    1,000,000 PRUDENTIAL FINANCIAL INCORPORATED                                     3.63      09/17/2012        1,037,672
      100,000 PRUDENTIAL FINANCIAL INCORPORATED                                     3.88      01/14/2015          104,207
    1,000,000 PRUDENTIAL FINANCIAL INCORPORATED                                     4.75      09/17/2015        1,072,678
      250,000 PRUDENTIAL FINANCIAL INCORPORATED                                     5.38      06/21/2020          269,251
       30,000 PRUDENTIAL FINANCIAL INCORPORATED                                     6.20      01/15/2015           33,727
       55,000 PRUDENTIAL FINANCIAL INCORPORATED                                     7.38      06/15/2019           66,901
      105,000 PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                          5.10      12/14/2011          109,780
       65,000 PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                          6.63      12/01/2037           74,448
      500,000 PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                         5.75      07/15/2033          503,772
      180,000 PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                         5.40      06/13/2035          176,847
      100,000 REINSURANCE GROUP OF AMERICA INCORPORATED                             6.45      11/15/2019          109,265
      180,000 ST. PAUL TRAVELERS COMPANIES INCORPORATED                             5.50      12/01/2015          204,667
      250,000 THE TRAVELERS COMPANIES INCORPORATED                                  6.25      03/15/2037          239,802
      100,000 THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                       5.38      06/15/2012          106,816
      150,000 THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                       5.75      12/15/2017          172,191
      365,000 THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                       6.25      06/15/2037          434,339
       75,000 TRANSATLANTIC HOLDINGS INCORPORATED                                   5.75      12/14/2015           78,493
      100,000 TRANSATLANTIC HOLDINGS INCORPORATED                                   8.00      11/30/2039          105,000
      500,000 TRAVELERS COMPANIES INCORPORATED                                      5.90      06/02/2019          577,990
      100,000 UNITRIN INCORPORATED                                                  6.00      05/15/2017          100,271
       75,000 WILLIS NORTH AMERICA INCORPORATED                                     5.63      07/15/2015           79,966
      500,000 WILLIS NORTH AMERICA INCORPORATED                                     7.00      09/29/2019          551,504
      100,000 WR BERKLEY CORPORATION                                                6.25      02/15/2037           95,904
      100,000 XL CAPITAL LIMITED                                                    6.25      05/15/2027           98,564
                                                                                                               26,021,153
                                                                                                            -------------

                   68 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
REAL ESTATE INVESTMENT TRUSTS: 0.36%
$     150,000 AVALONBAY COMMUNITIES INCORPORATED                                    5.70%     03/15/2017    $     168,407
      100,000 AVALONBAY COMMUNITIES INCORPORATED                                    6.10      03/15/2020          116,230
      185,000 AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                         6.13      11/01/2012          202,978
      500,000 BOSTON PROPERTIES LP                                                  5.88      10/15/2019          558,410
      250,000 BOSTON PROPERTIES LP                                                  5.63      04/15/2015          278,850
      100,000 BOSTON PROPERTIES LP                                                  6.25      01/15/2013          109,626
      350,000 BRANDYWINE OPERATING PARTNERSHIP LP                                   7.50      05/15/2015          391,860
      350,000 DUKE REALTY LP                                                        5.95      02/15/2017          375,190
      200,000 DUKE REALTY LP                                                        6.25      05/15/2013          216,157
      180,000 ERP OPERATING LP                                                      5.25      09/15/2014          198,772
      750,000 ERP OPERATING LP                                                      5.75      06/15/2017          846,692
      500,000 HEALTH CARE PROPERTIES INCORPORATED SERIES MTN                        6.70      01/30/2018          549,405
      100,000 HEALTH CARE PROPERTY INVESTORS INCORPORATED                           5.63      05/01/2017          103,898
      200,000 HEALTH CARE PROPERTY INVESTORS INCORPORATED                           6.00      01/30/2017          212,667
      250,000 HEALTH CARE REIT INCORPORATED                                         6.13      04/15/2020          272,620
       60,000 HEALTH CARE REIT INCORPORATED                                         6.50      01/17/2017           64,856
       75,000 HOSPITALITY PROPERTIES TRUST                                          5.63      03/15/2017           75,719
      250,000 HOSPITALITY PROPERTIES TRUST                                          7.88      08/15/2014          280,398
      350,000 HRPT PROPERTIES TRUST                                                 5.75      11/01/2015          370,545
      100,000 KIMCO REALTY CORPORATION                                              6.88      10/01/2019          114,920
       75,000 LIBERTY PROPERTY LP                                                   5.50      12/15/2016           80,770
      150,000 LIBERTY PROPERTY LP                                                   6.63      10/01/2017          171,656
      150,000 MACK-CALI REALTY CORPORATION                                          7.75      08/15/2019          182,372
      100,000 NATIONAL RETAIL PROPERTIES INCORPORATED                               6.88      10/15/2017          112,969
      300,000 PROLOGIS TRUST                                                        5.63      11/15/2016          285,574
      100,000 PROLOGIS TRUST                                                        6.25      03/15/2017           96,912
      100,000 PROLOGIS TRUST                                                        6.63      05/15/2018           97,806
      385,000 PROLOGIS TRUST                                                        6.88      03/15/2020          375,766
      150,000 PROLOGIS TRUST                                                        7.38      10/30/2019          150,639
      100,000 PROLOGIS TRUST                                                        7.63      08/15/2014          108,035
      100,000 REALTY INCOME CORPORATION                                             5.95      09/15/2016          111,734
       90,000 SIMON PROPERTY GROUP INCORPORATED                                     4.20      02/01/2015           96,196
      200,000 SIMON PROPERTY GROUP INCORPORATED                                     5.65      02/01/2020          223,996
      100,000 SIMON PROPERTY GROUP INCORPORATED                                     6.13      05/30/2018          116,042
      100,000 SIMON PROPERTY GROUP INCORPORATED                                     6.75      02/01/2040          119,107
      750,000 SIMON PROPERTY GROUP LIMITED PARTNERSHIP                              5.10      06/15/2015          837,731
       50,000 SIMON PROPERTY GROUP LIMITED PARTNERSHIP                              5.25      12/01/2016           55,508
      125,000 SIMON PROPERTY GROUP LIMITED PARTNERSHIP                              5.75      12/01/2015          141,655
      250,000 SIMON PROPERTY GROUP LIMITED PARTNERSHIP                              5.88      03/01/2017          284,461
      600,000 SIMON PROPERTY GROUP LIMITED PARTNERSHIP                             10.35      04/01/2019          842,738
      250,000 TANGER PROPERTIES LIMITED PARTNERSHIP                                 6.15      11/15/2015          278,017
      250,000 VORNADO REALTY TRUST                                                  4.25      04/01/2015          256,946
                                                                                                               10,534,830
                                                                                                            -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT: 0.01%
      125,000 BROOKFIELD ASSET MANAGEMENT INCORPORATED                              5.80      04/25/2017          129,315
      100,000 REGENCY CENTERS LP                                                    5.88      06/15/2017          108,356
                                                                                                                  237,671
                                                                                                            -------------
HEALTH CARE: 1.55%
BIOTECHNOLOGY: 0.10%
       65,000 AMGEN INCORPORATED                                                    4.50      03/15/2020           72,461
    1,000,000 AMGEN INCORPORATED                                                    5.70      02/01/2019        1,205,146

                   Wells Fargo Advantage Master Portfolios 69


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
BIOTECHNOLOGY (continued)
$      80,000 AMGEN INCORPORATED                                                    5.75%     03/15/2040    $      93,910
      350,000 AMGEN INCORPORATED                                                    5.85      06/01/2017          419,028
      100,000 AMGEN INCORPORATED                                                    6.38      06/01/2037          124,630
      250,000 AMGEN INCORPORATED                                                    6.40      02/01/2039          314,866
      500,000 BIOGEN IDEC INCORPORATED                                              6.88      03/01/2018          588,417
      250,000 GENZYME CORPORATION GENERAL DIVISION++                                3.63      06/15/2015          265,617
                                                                                                                3,084,075
                                                                                                            -------------
HEALTH CARE EQUIPMENT & SUPPLIES: 0.18%
       60,000 BAXTER INTERNATIONAL INCORPORATED                                     1.80      03/15/2013           61,226
      100,000 BAXTER INTERNATIONAL INCORPORATED                                     4.25      03/15/2020          109,428
      500,000 BAXTER INTERNATIONAL INCORPORATED                                     5.38      06/01/2018          590,473
       50,000 BAXTER INTERNATIONAL INCORPORATED                                     5.90      09/01/2016           60,177
      250,000 BAXTER INTERNATIONAL INCORPORATED                                     6.25      12/01/2037          311,863
      500,000 CAREFUSION CORPORATION                                                6.38      08/01/2019          596,534
      500,000 HOSPIRA INCORPORATED                                                  6.05      03/30/2017          572,462
       45,000 HOSPIRA INCORPORATED SERIES GMTN                                      6.40      05/15/2015           52,000
      250,000 MEDTRONIC INCORPORATED                                                3.00      03/15/2015          264,121
      500,000 MEDTRONIC INCORPORATED                                                4.45      03/15/2020          549,705
      250,000 MEDTRONIC INCORPORATED                                                4.50      03/15/2014          278,212
      300,000 MEDTRONIC INCORPORATED                                                5.55      03/15/2040          361,808
      500,000 ST JUDE MEDICAL INCORPORATED                                          3.75      07/15/2014          537,924
      150,000 STRYKER CORPORATION                                                   3.00      01/15/2015          157,589
      150,000 STRYKER CORPORATION                                                   4.38      01/15/2020          165,055
      250,000 ZIMMER HOLDINGS INCORPORATED                                          4.63      11/30/2019          270,390
      250,000 ZIMMER HOLDINGS INCORPORATED                                          5.75      11/30/2039          282,817
                                                                                                                5,221,784
                                                                                                            -------------
HEALTH CARE PROVIDERS & SERVICES: 0.35%
      650,000 AETNA INCORPORATED                                                    6.63      06/15/2036          764,537
      250,000 AMERISOURCEBERGEN CORPORATION                                         4.88      11/15/2019          271,092
      350,000 ANTHEM INCORPORATED                                                   6.80      08/01/2012          382,688
      350,000 CARDINAL HEALTH INCORPORATED                                          5.80      10/15/2016          404,571
      215,000 CIGNA CORPORATION                                                     5.13      06/15/2020          232,495
       50,000 CIGNA CORPORATION                                                     6.15      11/15/2036           54,832
      500,000 CIGNA CORPORATION                                                     8.50      05/01/2019          650,056
      750,000 EXPRESS SCRIPTS INCORPORATED                                          6.25      06/15/2014          864,571
      500,000 HUMANA INCORPORATED                                                   7.20      06/15/2018          572,770
      300,000 MCKESSON HBOC INCORPORATED                                            5.25      03/01/2013          326,518
      750,000 MEDCO HEALTH SOLUTIONS INCORPORATED                                   7.25      08/15/2013          867,920
      590,000 QUEST DIAGNOSTICS INCORPORATED                                        4.75      01/30/2020          620,609
       40,000 QUEST DIAGNOSTICS INCORPORATED                                        5.75      01/30/2040           41,210
      100,000 QUEST DIAGNOSTICS INCORPORATED                                        6.95      07/01/2037          115,842
      250,000 UNITEDHEALTH GROUP INCORPORATED                                       5.80      03/15/2036          267,012
    1,000,000 UNITEDHEALTH GROUP INCORPORATED                                       6.00      02/15/2018        1,177,001
      150,000 UNITEDHEALTH GROUP INCORPORATED                                       6.63      11/15/2037          175,546
      500,000 UNITEDHEALTH GROUP INCORPORATED                                       6.88      02/15/2038          609,878
      100,000 WELLPOINT INCORPORATED                                                5.25      01/15/2016          112,008
      135,000 WELLPOINT INCORPORATED                                                5.80      08/15/2040          144,224
      425,000 WELLPOINT INCORPORATED                                                5.85      01/15/2036          454,896
      500,000 WELLPOINT INCORPORATED                                                5.88      06/15/2017          576,369
      500,000 WELLPOINT INCORPORATED                                                7.00      02/15/2019          609,450
                                                                                                               10,296,095
                                                                                                            -------------

                   70 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
LIFE SCIENCES TOOLS & SERVICES: 0.04%
$     300,000 LIFE TECHNOLOGIES CORPORATION                                         4.40%     03/01/2015    $     317,666
      250,000 LIFE TECHNOLOGIES CORPORATION                                         6.00      03/01/2020          285,357
      500,000 THERMO FISHER SCIENTIFIC                                              3.20      05/01/2015          525,633
                                                                                                                1,128,656
                                                                                                            -------------
PHARMACEUTICALS: 0.88%
      350,000 ABBOTT LABORATORIES                                                   2.70      05/27/2015          366,662
      350,000 ABBOTT LABORATORIES                                                   5.13      04/01/2019          403,871
    1,000,000 ABBOTT LABORATORIES                                                   5.15      11/30/2012        1,096,556
    1,000,000 ABBOTT LABORATORIES                                                   5.60      11/30/2017        1,193,547
      150,000 ABBOTT LABORATORIES                                                   5.88      05/15/2016          179,359
      300,000 ABBOTT LABORATORIES                                                   6.00      04/01/2039          364,757
      250,000 BRISTOL MYERS SQUIBB COMPANY                                          6.13      05/01/2038          307,495
      750,000 BRISTOL-MYERS SQUIBB COMPANY                                          5.88      11/15/2036          889,544
      800,000 ELI LILLY & COMPANY                                                   4.20      03/06/2014          879,518
      400,000 ELI LILLY & COMPANY                                                   5.50      03/15/2027          458,981
      250,000 ELI LILLY & COMPANY                                                   5.95      11/15/2037          300,201
      500,000 GENETECH INCORPORATED                                                 4.75      07/15/2015          562,462
      250,000 GLAXOSMITHKLINE CAPITAL INCORPORATED                                  4.38      04/15/2014          276,513
    1,000,000 GLAXOSMITHKLINE CAPITAL INCORPORATED                                  4.85      05/15/2013        1,098,591
      500,000 GLAXOSMITHKLINE CAPITAL INCORPORATED                                  5.65      05/15/2018          593,793
      900,000 GLAXOSMITHKLINE CAPITAL INCORPORATED                                  6.38      05/15/2038        1,141,999
      180,000 JOHNSON & JOHNSON                                                     4.95      05/15/2033          198,501
    1,000,000 JOHNSON & JOHNSON                                                     5.15      08/15/2012        1,087,004
      250,000 JOHNSON & JOHNSON                                                     5.55      08/15/2017          299,644
      300,000 JOHNSON & JOHNSON                                                     5.85      07/15/2038          376,790
      225,000 MERCK & COMPANY INCORPORATED                                          4.75      03/01/2015          255,199
      250,000 MERCK & COMPANY INCORPORATED                                          5.00      06/30/2019          290,156
      150,000 MERCK & COMPANY INCORPORATED                                          5.75      11/15/2036          179,192
      150,000 MERCK & COMPANY INCORPORATED                                          5.85      06/30/2039          184,191
       65,000 MERCK & COMPANY INCORPORATED                                          5.95      12/01/2028           79,063
    1,000,000 MERCK & COMPANY INCORPORATED                                          6.00      09/15/2017        1,215,884
      250,000 MERCK & COMPANY INCORPORATED                                          6.30      01/01/2026          318,451
      595,000 NOVARTIS CAPITAL CORPORATION                                          1.90      04/24/2013          610,543
      500,000 NOVARTIS CAPITAL CORPORATION                                          2.90      04/24/2015          524,130
      475,000 NOVARTIS CAPITAL CORPORATION                                          4.13      02/10/2014          519,427
      500,000 NOVARTIS CAPITAL CORPORATION                                          4.40      04/24/2020          559,148
    1,400,000 PFIZER INCORPORATED                                                   4.45      03/15/2012        1,476,679
      300,000 PFIZER INCORPORATED                                                   4.50      02/15/2014          330,414
    1,250,000 PFIZER INCORPORATED                                                   5.35      03/15/2015        1,441,161
      800,000 PFIZER INCORPORATED                                                   6.20      03/15/2019          988,747
      750,000 PFIZER INCORPORATED                                                   7.20      03/15/2039        1,047,450
      100,000 SCHERING-PLOUGH CORPORATION                                           5.30      12/01/2013          112,778
      120,000 SCHERING-PLOUGH CORPORATION                                           6.50      12/01/2033          155,086
      475,000 SCHERING-PLOUGH CORPORATION                                           6.55      09/15/2037          625,046
      200,000 TEVA PHARMACEUTICAL FINANCE LLC                                       1.50      06/15/2012          201,993
      200,000 TEVA PHARMACEUTICAL FINANCE LLC                                       6.15      02/01/2036          245,646
      125,000 WATSON PHARMACEUTICALS INCORPORATED                                   5.00      08/15/2014          137,191
      130,000 WATSON PHARMACEUTICALS INCORPORATED                                   6.13      08/15/2019          152,747
      500,000 WYETH LABORATORIES INCORPORATED                                       5.45      04/01/2017          585,322
      180,000 WYETH LABORATORIES INCORPORATED                                       5.50      02/15/2016          209,968
      350,000 WYETH LABORATORIES INCORPORATED                                       5.95      04/01/2037          421,423
      625,000 WYETH LABORATORIES INCORPORATED                                       6.00      02/15/2036          760,774
                                                                                                               25,703,597
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 71


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
INDUSTRIALS: 1.46%
AEROSPACE & DEFENSE: 0.44%
$    500,000  BOEING COMPANY                                                        1.88%     11/20/2012    $     509,626
     140,000  BOEING COMPANY                                                        4.88      02/15/2020          159,604
   1,000,000  BOEING COMPANY                                                        5.00      03/15/2014        1,124,173
      30,000  BOEING COMPANY                                                        5.88      02/15/2040           35,971
     180,000  BOEING COMPANY                                                        6.13      02/15/2033          218,745
     300,000  BOEING COMPANY                                                        6.88      03/15/2039          397,318
     500,000  GENERAL DYNAMICS CORPORATION                                          4.25      05/15/2013          544,274
     500,000  GENERAL DYNAMICS CORPORATION                                          5.25      02/01/2014          567,109
     350,000  GOODRICH CORPORATION                                                  4.88      03/01/2020          390,688
      75,000  GOODRICH CORPORATION                                                  7.63      12/15/2012           85,586
     500,000  HONEYWELL INTERNATIONAL INCORPORATED                                  3.88      02/15/2014          544,446
     100,000  HONEYWELL INTERNATIONAL INCORPORATED                                  4.25      03/01/2013          108,219
     500,000  HONEYWELL INTERNATIONAL INCORPORATED                                  5.00      02/15/2019          577,373
     100,000  HONEYWELL INTERNATIONAL INCORPORATED                                  5.30      03/01/2018          117,538
     250,000  HONEYWELL INTERNATIONAL INCORPORATED                                  5.70      03/15/2037          297,938
     395,000  ITT CORPORATION                                                       4.90      05/01/2014          435,490
      60,000  ITT CORPORATION                                                       6.13      05/01/2019           71,282
     500,000  L 3 COMMUNICATIONS CORPORATION                                        5.20      10/15/2019          537,956
     100,000  LOCKHEED MARTIN CORPORATION                                           4.12      03/14/2013          107,369
     500,000  LOCKHEED MARTIN CORPORATION                                           4.25      11/15/2019          546,942
     150,000  LOCKHEED MARTIN CORPORATION                                           5.50      11/15/2039          168,429
     162,000  LOCKHEED MARTIN CORPORATION++                                         5.72      06/01/2040          189,182
     350,000  LOCKHEED MARTIN CORPORATION SERIES B                                  6.15      09/01/2036          427,510
      90,000  NORTHROP GRUMMAN CORPORATION                                          3.70      08/01/2014           96,156
      85,000  NORTHROP GRUMMAN CORPORATION                                          5.05      08/01/2019           96,823
     520,000  NORTHROP GRUMMAN CORPORATION                                          7.75      02/15/2031          727,595
     600,000  RAYTHEON COMPANY                                                      4.40      02/15/2020          670,762
     120,000  RAYTHEON COMPANY                                                      7.20      08/15/2027          161,077
      50,000  ROCKWELL COLLINS INCORPORATED                                         5.25      07/15/2019           56,905
     500,000  UNITED TECHNOLOGIES CORPORATION                                       4.50      04/15/2020          562,949
     350,000  UNITED TECHNOLOGIES CORPORATION                                       4.88      05/01/2015          398,576
     565,000  UNITED TECHNOLOGIES CORPORATION                                       6.13      02/01/2019          701,273
     500,000  UNITED TECHNOLOGIES CORPORATION                                       6.13      07/15/2038          615,534
     430,000  UNITED TECHNOLOGIES CORPORATION                                       7.50      09/15/2029          595,725
                                                                                                               12,846,143
                                                                                                            -------------
AIR FREIGHT & LOGISTICS: 0.09%
      20,000  FEDEX CORPORATION                                                     7.38      01/15/2014           23,481
     400,000  FEDEX CORPORATION                                                     8.00      01/15/2019          520,085
     350,000  UNITED PARCEL SERVICE INCORPORATED                                    3.88      04/01/2014          381,120
     100,000  UNITED PARCEL SERVICE INCORPORATED                                    4.50      01/15/2013          108,404
     100,000  UNITED PARCEL SERVICE INCORPORATED                                    5.50      01/15/2018          118,237
     795,000  UNITED PARCEL SERVICE INCORPORATED<<                                  6.20      01/15/2038          993,261
     500,000  UNITED PARCEL SERVICE INCORPORATED CLASS B                            5.13      04/01/2019          594,806
                                                                                                                2,739,394
                                                                                                            -------------
AIRLINES: 0.05%
     143,937  CONTINENTAL AIRLINES INCORPORATED(a)                                  9.00      07/08/2016          159,770
     417,473  CONTINENTAL AIRLINES INCORPORATED SERIES A(a)                         5.98      10/19/2023          427,493
      93,444  DELTA AIR LINES INCORPORATED(a)                                       6.82      02/10/2024           95,547
     196,722  DELTA AIR LINES INCORPORATED(a)                                       7.75      06/17/2021          212,460
     192,696  NORTHWEST AIRLINES INCORPORATED(a)                                    7.03      11/01/2019          189,805
     500,000  SOUTHWEST AIRLINES COMPANY                                            5.25      10/01/2014          540,073
                                                                                                                1,625,148
                                                                                                            -------------

                   72 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
BUILDING PRODUCTS: 0.02%
$     500,000 OWENS CORNING INCORPORATED                                            6.50%     12/01/2016    $     535,510
                                                                                                            -------------
COMMERCIAL SERVICES & SUPPLIES: 0.27%
    1,000,000 ALLIED WASTE NORTH AMERICA INCORPORATED                               6.88      06/01/2017        1,103,750
      150,000 AVERY DENNISON CORPORATION                                            5.38      04/15/2020          166,324
      500,000 BLACK & DECKER                                                        8.95      04/15/2014          616,308
      500,000 BLOCK FINANCIAL LLC                                                   7.88      01/15/2013          552,599
      350,000 BROWNING-FERRIS INDUSTRIES INCORPORATED                               7.40      09/15/2035          432,341
      100,000 COOPER US INCORPORATED                                                6.10      07/01/2017          117,710
      180,000 CRH AMERICA INCORPORATED                                              5.30      10/15/2013          193,018
      100,000 CRH AMERICA INCORPORATED                                              5.63      09/30/2011          104,319
      350,000 CRH AMERICA INCORPORATED                                              6.00      09/30/2016          384,556
      350,000 CRH AMERICA INCORPORATED                                              6.95      03/15/2012          375,495
      200,000 CRH AMERICA INCORPORATED                                              8.13      07/15/2018          237,704
      500,000 PITNEY BOWES INCORPORATED                                             5.25      01/15/2037          522,848
      250,000 PITNEY BOWES INCORPORATED SERIES MTN                                  4.75      01/15/2016          263,503
      100,000 PITNEY BOWES INCORPORATED SERIES MTN                                  5.75      09/15/2017          109,666
       50,000 REPUBLIC SERVICES INCORPORATED                                        5.25      11/15/2021           55,552
      125,000 REPUBLIC SERVICES INCORPORATED                                        5.50      09/15/2019          140,315
       65,000 RR DONNELLEY & SONS COMPANY                                           5.50      05/15/2015           67,610
       50,000 RR DONNELLEY & SONS COMPANY                                           6.13      01/15/2017           51,550
      600,000 RR DONNELLEY & SONS COMPANY                                           8.60      08/15/2016          689,431
      415,000 WASTE MANAGEMENT INCORPORATED                                         5.00      03/15/2014          457,167
      326,000 WASTE MANAGEMENT INCORPORATED                                         6.10      03/15/2018          383,382
      500,000 WASTE MANAGEMENT INCORPORATED                                         6.13      11/30/2039          569,895
      150,000 WASTE MANAGEMENT INCORPORATED                                         7.75      05/15/2032          198,920
                                                                                                                7,793,963
                                                                                                            -------------
CONSTRUCTION & ENGINEERING: 0.01%
       65,000 TOLL BROTHERS FINANCE CORPORATION                                     5.15      05/15/2015           65,697
      100,000 TOLL BROTHERS FINANCE CORPORATION                                     6.75      11/01/2019          105,794
                                                                                                                  171,491
                                                                                                            -------------
CORPORATE BONDS & NOTES: 0.00%
       50,000 EQUIFAX INCORPORATED                                                  7.00      07/01/2037           56,926
                                                                                                            -------------
ELECTRICAL EQUIPMENT: 0.04%
      100,000 EMERSON ELECTRIC COMPANY                                              4.13      04/15/2015          110,021
      100,000 EMERSON ELECTRIC COMPANY                                              4.75      10/15/2015          114,321
       50,000 EMERSON ELECTRIC COMPANY                                              5.25      10/15/2018           58,167
      500,000 EMERSON ELECTRIC COMPANY                                              5.25      11/15/2039          562,335
      100,000 EMERSON ELECTRIC COMPANY                                              6.13      04/15/2039          126,379
      100,000 ROPER INDUSTRIES INCORPORATED                                         6.63      08/15/2013          113,114
                                                                                                                1,084,337
                                                                                                            -------------
INDUSTRIAL CONGLOMERATES: 0.12%
      500,000 3M COMPANY                                                            4.50      11/01/2011          523,546
       75,000 3M COMPANY SERIES MTN                                                 5.70      03/15/2037           91,176
    1,360,000 GENERAL ELECTRIC COMPANY                                              5.00      02/01/2013        1,473,870
      750,000 GENERAL ELECTRIC COMPANY                                              5.25      12/06/2017          841,353
      250,000 PHILIPS ELECTRONICS NV                                                6.88      03/11/2038          321,682
      350,000 TEXTRON INCORPORATED                                                  7.25      10/01/2019          416,079
                                                                                                                3,667,706
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 73


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
MACHINERY: 0.11%
$     550,000 CATERPILLAR INCORPORATED                                              6.05%     08/15/2036    $     680,705
      450,000 DANAHER CORPORATION                                                   5.40      03/01/2019          531,194
      200,000 DEERE & COMPANY                                                       4.38      10/16/2019          220,952
      150,000 DEERE & COMPANY                                                       5.38      10/16/2029          170,023
      100,000 DOVER CORPORATION                                                     5.45      03/15/2018          117,228
       60,000 DOVER CORPORATION                                                     6.60      03/15/2038           79,314
      500,000 EATON CORPORATION                                                     5.60      05/15/2018          583,818
      300,000 ILLINOIS TOOL WORKS INCORPORATED                                      5.15      04/01/2014          339,884
      155,000 ILLINOIS TOOL WORKS INCORPORATED                                      6.25      04/01/2019          190,213
      135,000 PARKER HANNIFIN CORPORATION SERIES MTN                                5.50      05/15/2018          158,289
       60,000 PARKER HANNIFIN CORPORATION SERIES MTN                                6.25      05/15/2038           73,887
      150,000 SNAP ON INCORPORATED                                                  6.13      09/01/2021          175,506
                                                                                                                3,321,013
                                                                                                            -------------
ROAD & RAIL: 0.25%
      435,000 CANADIAN NATIONAL RAILWAY COMPANY                                     5.55      03/01/2019          519,109
      350,000 CANADIAN NATIONAL RAILWAY COMPANY                                     6.38      11/15/2037          451,350
      100,000 CSX CORPORATION                                                       5.60      05/01/2017          113,883
      100,000 CSX CORPORATION                                                       6.00      10/01/2036          113,841
       70,000 CSX CORPORATION                                                       6.15      05/01/2037           80,868
      200,000 CSX CORPORATION                                                       6.22      04/30/2040          235,407
      250,000 CSX CORPORATION                                                       6.25      04/01/2015          292,432
      300,000 CSX CORPORATION                                                       6.30      03/15/2012          321,048
      500,000 CSX CORPORATION                                                       7.38      02/01/2019          631,756
      275,000 NORFOLK SOUTHERN CORPORATION                                          5.59      05/17/2025          305,895
    1,100,000 NORFOLK SOUTHERN CORPORATION                                          5.75      04/01/2018        1,280,445
       65,000 NORFOLK SOUTHERN CORPORATION                                          5.90      06/15/2019           77,180
      500,000 NORFOLK SOUTHERN CORPORATION                                          7.25      02/15/2031          639,655
      100,000 RYDER SYSTEM INCORPORATED                                             5.85      03/01/2014          110,477
      250,000 RYDER SYTEMS INCORPORATED                                             5.85      11/01/2016          279,651
      360,000 UNION PACIFIC CORPORATION                                             4.88      01/15/2015          399,421
      200,000 UNION PACIFIC CORPORATION                                             5.75      11/15/2017          233,193
      300,000 UNION PACIFIC CORPORATION++                                           5.78      07/15/2040          342,716
       40,000 UNION PACIFIC CORPORATION                                             6.15      05/01/2037           47,934
      600,000 UNION PACIFIC CORPORATION                                             6.63      02/01/2029          725,602
                                                                                                                7,201,863
                                                                                                            -------------
TRANSPORTATION INFRASTRUCTURE: 0.06%
      125,000 BURLINGTON NORTHERN SANTA FE CORPORATION                              4.70      10/01/2019          137,598
      500,000 BURLINGTON NORTHERN SANTA FE CORPORATION                              4.88      01/15/2015          555,604
      360,000 BURLINGTON NORTHERN SANTA FE CORPORATION                              5.65      05/01/2017          414,538
      550,000 BURLINGTON NORTHERN SANTA FE CORPORATION                              6.15      05/01/2037          643,452
                                                                                                                1,751,192
                                                                                                            -------------
INFORMATION TECHNOLOGY: 0.89%
COMMUNICATIONS EQUIPMENT: 0.17%
      600,000 CISCO SYSTEMS INCORPORATED                                            4.45      01/15/2020          660,266
      600,000 CISCO SYSTEMS INCORPORATED                                            4.95      02/15/2019          685,786
      775,000 CISCO SYSTEMS INCORPORATED                                            5.50      02/22/2016          913,830
      700,000 CISCO SYSTEMS INCORPORATED                                            5.50      01/15/2040          782,638
      500,000 CISCO SYSTEMS INCORPORATED                                            5.90      02/15/2039          586,583
      400,000 HARRIS CORPORATION                                                    5.95      12/01/2017          458,178
      700,000 MOTOROLA INCORPORATED                                                 6.00      11/15/2017          779,425
      120,000 MOTOROLA INCORPORATED                                                 7.50      05/15/2025          142,769
                                                                                                                5,009,475
                                                                                                            -------------

                   74 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
COMPUTERS & PERIPHERALS: 0.16%
$     200,000 DELL INCORPORATED                                                     5.63%     04/15/2014    $     226,593
      550,000 DELL INCORPORATED                                                     5.88      06/15/2019          640,320
      100,000 DELL INCORPORATED                                                     6.50      04/15/2038          119,937
      200,000 DELL INCORPORATED                                                     7.10      04/15/2028          246,382
      500,000 HEWLETT-PACKARD COMPANY                                               4.25      02/24/2012          524,831
    1,500,000 HEWLETT-PACKARD COMPANY                                               4.75      06/02/2014        1,681,709
      500,000 HEWLETT-PACKARD COMPANY                                               5.50      03/01/2018          592,570
      180,000 HEWLETT-PACKARD COMPANY                                               6.50      07/01/2012          197,882
      250,000 LEXMARK INTERNATIONAL INCORPORATED                                    6.65      06/01/2018          283,131
                                                                                                                4,513,355
                                                                                                            -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.03%
      500,000 AGILENT TECHNOLOGIES INCORPORATED                                     5.50      09/14/2015          560,159
       60,000 AGILENT TECHNOLOGIES INCORPORATED                                     6.50      11/01/2017           69,600
      150,000 AMPHENOL CORPORATION                                                  4.75      11/15/2014          162,499
      100,000 ARROW ELECTRONICS INCORPORATED                                        6.00      04/01/2020          108,086
       20,000 CORNING INCORPORATED                                                  6.63      05/15/2019           24,134
                                                                                                                  924,478
                                                                                                            -------------
IT SERVICES: 0.21%
      500,000 COMPUTER SCIENCES CORPORATION                                         5.50      03/15/2013          544,682
      150,000 COMPUTER SCIENCES CORPORATION SERIES WI                               6.50      03/15/2018          174,196
      180,000 ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                          6.00      08/01/2013          204,335
      600,000 FISERV INCORPORATED                                                   6.13      11/20/2012          653,679
      100,000 FISERV INCORPORATED                                                   6.80      11/20/2017          114,481
      350,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                           1.00      08/05/2013          350,413
      250,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                           2.10      05/06/2013          257,816
      200,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                           4.75      11/29/2012          217,750
      550,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                           5.60      11/30/2039          649,818
      500,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                           5.70      09/14/2017          599,021
      250,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                           5.88      11/29/2032          297,975
    1,000,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                           7.63      10/15/2018        1,336,921
       80,000 THE WESTERN UNION COMPANY++                                           5.25      04/01/2020           86,847
       75,000 THE WESTERN UNION COMPANY                                             5.93      10/01/2016           87,102
       75,000 THE WESTERN UNION COMPANY                                             6.20      11/17/2036           82,903
      500,000 THE WESTERN UNION COMPANY                                             6.50      02/26/2014          570,801
                                                                                                                6,228,740
                                                                                                            -------------
OFFICE ELECTRONICS: 0.08%
      200,000 XEROX CORPORATION                                                     4.25      02/15/2015          212,992
      570,000 XEROX CORPORATION                                                     5.50      05/15/2012          608,264
      200,000 XEROX CORPORATION                                                     5.63      12/15/2019          222,050
      150,000 XEROX CORPORATION                                                     6.35      05/15/2018          171,773
      250,000 XEROX CORPORATION                                                     6.75      02/01/2017          292,394
      100,000 XEROX CORPORATION                                                     6.75      12/15/2039          118,521
      570,000 XEROX CORPORATION                                                     8.25      05/15/2014          683,073
                                                                                                                2,309,067
                                                                                                            -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.02%
      250,000 ANALOG DEVICES INCORPORATED                                           5.00      07/01/2014          275,301
      350,000 NATIONAL SEMICONDUCTOR                                                3.95      04/15/2015          366,689
                                                                                                                  641,990
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 75


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
SOFTWARE: 0.22%
$     100,000 ADOBE SYSTEMS INCORPORATED                                            3.25%     02/01/2015    $     104,519
      125,000 ADOBE SYSTEMS INCORPORATED                                            4.75      02/01/2020          134,523
      500,000 CA INCORPORATED                                                       5.38      12/01/2019          545,393
      690,000 MICROSOFT CORPORATION                                                 2.95      06/01/2014          735,493
      175,000 MICROSOFT CORPORATION                                                 4.20      06/01/2019          196,332
      110,000 MICROSOFT CORPORATION                                                 5.20      06/01/2039          127,442
      500,000 ORACLE CORPORATION                                                    3.75      07/08/2014          543,949
      350,000 ORACLE CORPORATION++                                                  3.88      07/15/2020          371,979
      500,000 ORACLE CORPORATION                                                    4.95      04/15/2013          551,742
      300,000 ORACLE CORPORATION                                                    5.00      07/08/2019          345,051
      350,000 ORACLE CORPORATION                                                    5.25      01/15/2016          406,204
      750,000 ORACLE CORPORATION++                                                  5.38      07/15/2040          812,991
      750,000 ORACLE CORPORATION                                                    5.75      04/15/2018          897,317
      200,000 ORACLE CORPORATION                                                    6.13      07/08/2039          241,498
      250,000 ORACLE CORPORATION                                                    6.50      04/15/2038          315,084
                                                                                                                6,329,517
                                                                                                            -------------
MATERIALS: 0.77%
CHEMICALS: 0.39%
      150,000 AIR PRODUCTS & CHEMICALS INCORPORATED                                 4.38      08/21/2019          160,263
      100,000 AIRGAS INCORPORATED                                                   2.85      10/01/2013          101,881
      100,000 CABOT CORPORATION                                                     5.00      10/01/2016          109,252
      250,000 CYTEC INDUSTRIES INCORPORATED                                         6.00      10/01/2015          279,266
      500,000 DOW CHEMICAL COMPANY                                                  4.85      08/15/2012          527,683
      500,000 DOW CHEMICAL COMPANY                                                  5.90      02/15/2015          553,603
      100,000 DOW CHEMICAL COMPANY                                                  6.00      10/01/2012          108,408
      350,000 DOW CHEMICAL COMPANY                                                  7.38      11/01/2029          401,712
      685,000 DOW CHEMICAL COMPANY                                                  7.60      05/15/2014          798,444
    1,155,000 DOW CHEMICAL COMPANY                                                  8.55      05/15/2019        1,447,775
      135,000 DOW CHEMICAL COMPANY                                                  9.40      05/15/2039          191,621
      250,000 DU PONT E I DE NEMOURS & COMPANY                                      6.50      01/15/2028          308,418
      700,000 E.I. DU PONT DE NEMOURS & COMPANY                                     3.25      01/15/2015          743,644
      400,000 E.I. DU PONT DE NEMOURS & COMPANY                                     4.50      08/15/2019          437,297
      200,000 E.I. DU PONT DE NEMOURS & COMPANY                                     4.63      01/15/2020          222,388
      565,000 E.I. DU PONT DE NEMOURS & COMPANY                                     4.88      04/30/2014          631,339
      200,000 E.I. DU PONT DE NEMOURS & COMPANY                                     5.00      07/15/2013          221,221
       50,000 E.I. DU PONT DE NEMOURS & COMPANY                                     5.25      12/15/2016           58,249
       25,000 E.I. DU PONT DE NEMOURS & COMPANY                                     5.60      12/15/2036           28,788
      625,000 E.I. DU PONT DE NEMOURS & COMPANY                                     6.00      07/15/2018          754,732
      200,000 EASTMAN CHEMICAL COMPANY                                              7.60      02/01/2027          248,985
       65,000 LUBRIZOL CORPORATION                                                  5.50      10/01/2014           71,612
      250,000 LUBRIZOL CORPORATION                                                  8.88      02/01/2019          321,208
      500,000 MONSANTO COMPANY                                                      5.13      04/15/2018          567,440
      100,000 MONSANTO COMPANY                                                      5.50      08/15/2025          113,725
      200,000 PPG INDUSTRIES INCORPORATED                                           5.75      03/15/2013          219,469
      100,000 PPG INDUSTRIES INCORPORATED                                           6.65      03/15/2018          120,879
      600,000 PRAXAIR INCORPORATED                                                  2.13      06/14/2013          616,190
       50,000 PRAXAIR INCORPORATED                                                  5.20      03/15/2017           56,426
       75,000 PRAXAIR INCORPORATED                                                  5.38      11/01/2016           86,977
      150,000 PRAXAIR INCORPORATED                                                  6.38      04/01/2012          162,883
      250,000 RPM INTERNATIONAL INCORPORATED                                        6.50      02/15/2018          279,162
      250,000 SHERWIN-WILLIAMS COMPANY                                              3.13      12/15/2014          263,183
      100,000 VALSPAR CORPORATION                                                   7.25      06/15/2019          122,367
                                                                                                               11,336,490
                                                                                                            -------------

                   76 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
CONSTRUCTION MATERIALS: 0.03%
$      25,000 MARTIN MARIETTA MATERIALS INCORPORATED                                6.25%     05/01/2037    $      27,755
      125,000 MARTIN MARIETTA MATERIALS INCORPORATED                                6.60      04/15/2018          140,040
      100,000 VULCAN MATERIALS COMPANY                                              5.60      11/30/2012          107,644
      500,000 VULCAN MATERIALS COMPANY                                              7.00      06/15/2018          557,428
       50,000 VULCAN MATERIALS COMPANY                                              7.15      11/30/2037           55,006
                                                                                                                  887,873
                                                                                                            -------------
CONTAINERS & PACKAGING: 0.06%
      515,000 BEMIS COMPANY INCORPORATED                                            5.65      08/01/2014          575,900
       10,000 BEMIS COMPANY INCORPORATED                                            6.80      08/01/2019           11,965
      100,000 BOTTLING GROUP LLC                                                    4.63      11/15/2012          107,816
      750,000 BOTTLING GROUP LLC                                                    6.95      03/15/2014          889,391
      200,000 PACTIV CORPORATION                                                    6.40      01/15/2018          207,361
                                                                                                                1,792,433
                                                                                                            -------------
METALS & MINING: 0.22%
      180,000 ALCAN INCORPORATED                                                    5.00      06/01/2015          196,301
       25,000 ALCOA INCORPORATED                                                    5.55      02/01/2017           25,522
      350,000 ALCOA INCORPORATED                                                    5.72      02/23/2019          353,265
      300,000 ALCOA INCORPORATED                                                    5.90      02/01/2027          291,997
       25,000 ALCOA INCORPORATED                                                    5.95      02/01/2037           22,634
    1,200,000 ALCOA INCORPORATED<<                                                  6.00      07/15/2013        1,299,796
       50,000 ALCOA INCORPORATED                                                    6.75      07/15/2018           53,793
       75,000 ALCOA INCORPORATED                                                    6.75      01/15/2028           75,604
      150,000 ALLEGHENY TECHNOLOGIES INCORPORATED                                   9.38      06/01/2019          181,978
      150,000 BHP BILLITON FINANCE USA LIMITED                                      5.25      12/15/2015          170,170
       50,000 COMMERCIAL METALS COMPANY                                             6.50      07/15/2017           52,466
      250,000 FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                           8.25      04/01/2015          267,500
    1,000,000 FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                           8.38      04/01/2017        1,110,000
      225,000 NEWMONT MINING CORPORATION                                            5.13      10/01/2019          249,876
      475,000 NEWMONT MINING CORPORATION                                            6.25      10/01/2039          542,027
      100,000 NUCOR CORPORATION                                                     5.00      06/01/2013          109,387
      500,000 NUCOR CORPORATION                                                     5.75      12/01/2017          582,315
      150,000 NUCOR CORPORATION                                                     5.85      06/01/2018          176,668
       50,000 NUCOR CORPORATION                                                     6.40      12/01/2037           61,908
      440,000 SOUTHERN COPPER CORPORATION                                           6.75      04/16/2040          474,925
      150,000 SOUTHERN COPPER CORPORATION                                           7.50      07/27/2035          173,822
       90,000 SOUTHERN PERU COPPER CORPORATION                                      5.38      04/16/2020           94,803
                                                                                                                6,566,757
                                                                                                            -------------
PAPER & FOREST PRODUCTS: 0.07%
       65,000 CELULOSA ARAUCO Y CONSTITUCION SA                                     5.63      04/20/2015           71,026
      450,000 INTERNATIONAL PAPER COMAPNY                                           7.50      08/15/2021          536,400
      430,000 INTERNATIONAL PAPER COMPANY                                           5.30      04/01/2015          464,353
      250,000 INTERNATIONAL PAPER COMPANY                                           7.30      11/15/2039          281,703
      500,000 INTERNATIONAL PAPER COMPANY                                           7.95      06/15/2018          605,775
                                                                                                                1,959,257
                                                                                                            -------------
TELECOMMUNICATION SERVICES: 1.20%
DIVERSIFIED TELECOMMUNICATION SERVICES: 1.08%
      350,000 ALLTEL CORPORATION                                                    7.88      07/01/2032          469,333
      700,000 AMERICAN TOWER CORPORATION                                            5.25      04/15/2013          772,671
    1,000,000 AT&T INCORPORATED                                                     4.95      01/15/2013        1,089,512
    1,075,000 AT&T INCORPORATED                                                     5.10      09/15/2014        1,208,349
    1,000,000 AT&T INCORPORATED                                                     5.50      02/01/2018        1,154,290

                   Wells Fargo Advantage Master Portfolios 77


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
$    500,000  AT&T INCORPORATED                                                     5.60%     05/15/2018    $     579,855
     300,000  AT&T INCORPORATED                                                     5.80      02/15/2019          353,720
   1,500,000  AT&T INCORPORATED                                                     6.30      01/15/2038        1,718,850
     570,000  AT&T INCORPORATED                                                     6.50      09/01/2037          666,241
     800,000  AT&T INCORPORATED                                                     6.55      02/15/2039          948,042
   1,350,000  AT&T INCORPORATED                                                     6.70      11/15/2013        1,563,578
   1,050,000  AT&T INCORPORATED                                                     8.00      11/15/2031        1,439,113
   1,000,000  AT&T WIRELESS                                                         8.13      05/01/2012        1,115,560
     950,000  AT&T WIRELESS                                                         8.75      03/01/2031        1,382,187
     750,000  BELLSOUTH CAPITAL FUNDING CORPORATION                                 7.88      02/15/2030          946,940
     325,000  BELLSOUTH CORPORATION                                                 5.20      09/15/2014          365,898
     180,000  BELLSOUTH CORPORATION                                                 6.00      11/15/2034          193,583
     180,000  BELLSOUTH CORPORATION                                                 6.55      06/15/2034          205,280
     100,000  CENTURYTELELEPHONE INCORPORATED                                       5.00      02/15/2015          102,232
     240,000  CENTURYTELELEPHONE INCORPORATED                                       6.00      04/01/2017          246,816
     365,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                    8.38      03/15/2013          424,098
     350,000  COMCAST CABLE HOLDINGS LLC                                            7.13      02/15/2028          409,371
     500,000  COX COMMUNICATIONS INCORPORATED                                       4.63      06/01/2013          537,569
     180,000  COX COMMUNICATIONS INCORPORATED                                       5.45      12/15/2014          202,839
     300,000  COX COMMUNICATIONS INCORPORATED                                       7.13      10/01/2012          333,570
     650,000  EMBARQ CORPORATION                                                    7.08      06/01/2016          708,627
     500,000  EMBARQ CORPORATION                                                    8.00      06/01/2036          517,181
     350,000  FRANCE TELECOM SA (EUR)                                               5.38      07/08/2019          403,024
     300,000  QWEST CORPORATION                                                     6.88      09/15/2033          294,750
     500,000  QWEST CORPORATION                                                     7.50      06/15/2023          510,000
     285,000  QWEST CORPORATION                                                     8.38      05/01/2016          332,025
     800,000  QWEST CORPORATION                                                     8.88      03/15/2012          880,000
     350,000  SBC COMMUNICATIONS                                                    5.63      06/15/2016          405,659
     250,000  VERIZON COMMUNICATIONS INCORPORATED                                   6.25      04/01/2037          285,398
   1,000,000  VERIZON COMMUNICATIONS INCORPORATED                                   6.35      04/01/2019        1,208,012
     500,000  VERIZON COMMUNICATIONS INCORPORATED                                   6.90      04/15/2038          618,266
   1,350,000  VERIZON COMMUNICATIONS INCORPORATED                                   7.35      04/01/2039        1,758,605
   1,050,000  VERIZON COMMUNICATIONS INCORPORATED                                   8.75      11/01/2018        1,415,291
     500,000  VERIZON COMMUNICATIONS INCORPORATED                                   8.95      03/01/2039          742,415
     325,000  VERIZON GLOBAL FUNDING CORPORATION                                    4.90      09/15/2015          365,420
     100,000  VERIZON GLOBAL FUNDING CORPORATION                                    5.85      09/15/2035          109,114
   1,000,000  VERIZON GLOBAL FUNDING CORPORATION                                    7.38      09/01/2012        1,122,710
     350,000  VERIZON GLOBAL FUNDING CORPORATION                                    7.75      12/01/2030          456,419
     550,000  VERIZON (NEW JERSEY) INCORPORATED SERIES A                            5.88      01/17/2012          582,666
     467,000  VERIZON NEW YORK INCORPORATED SERIES A                                6.88      04/01/2012          504,572
                                                                                                               31,649,651
                                                                                                            -------------
WIRELESS TELECOMMUNICATION SERVICES: 0.12%
     100,000  AMERICAN TOWER CORPORATION                                            4.63      04/01/2015          106,065
     200,000  AMERICAN TOWER CORPORATION                                            5.05      09/01/2020          201,708
     350,000  AMERICAN TOWER CORPORATION                                            7.00      10/15/2017          404,688
   1,500,000  VERIZON WIRELESS CAPITAL LLC                                          5.55      02/01/2014        1,697,456
     250,000  VERIZON WIRELESS CAPITAL LLC                                          7.38      11/15/2013          296,258
     500,000  VERIZON WIRELESS CAPITAL LLC                                          8.50      11/15/2018          674,321
                                                                                                                3,380,496
                                                                                                            -------------
UTILITIES: 2.03%
ELECTRIC UTILITIES: 1.75%
     500,000  ALABAMA POWER COMPANY                                                 6.00      03/01/2039          598,372
     105,000  ALABAMA POWER COMPANY                                                 6.13      05/15/2038          126,460

                   78 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
ELECTRIC UTILITIES (continued)
$     100,000 AMEREN ENERGY GENERATING COMPANY                                      6.30%     04/01/2020    $     100,500
      100,000 AMEREN ENERGY GENERATING COMPANY SERIES H                             7.00      04/15/2018          106,795
       75,000 AMEREN UNION ELECTRIC                                                 5.40      02/01/2016           83,172
      100,000 AMEREN UNION ELECTRIC                                                 6.00      04/01/2018          115,225
      250,000 AMERENENERGY GENERATING COMPANY SENIOR NOTE SERIES F                  7.95      06/01/2032          263,731
      600,000 APPALACHIAN POWER COMPANY                                             7.00      04/01/2038          753,610
      315,000 APPALACHIAN POWER COMPANY SERIES L                                    5.80      10/01/2035          335,106
      500,000 ARIZONA PUBLIC SERVICE COMPANY                                        6.38      10/15/2011          525,822
       65,000 ATLANTIC CITY ELECTRIC COMPANY                                        7.75      11/15/2018           83,049
      180,000 CAROLINA POWER & LIGHT COMPANY                                        5.25      12/15/2015          209,275
      800,000 CAROLINA POWER & LIGHT COMPANY                                        5.30      01/15/2019          933,357
      250,000 CENTERPOINT ENERGY HOUSTON MORTGAGE BOND SERIES K                     6.95      03/15/2033          312,110
      450,000 CENTERPOINT ENERGY HOUSTON SERIES J2                                  5.70      03/15/2013          498,505
      500,000 COMMONWEALTH EDISON COMPANY                                           5.80      03/15/2018          587,174
      250,000 COMMONWEALTH EDISON COMPANY                                           5.90      03/15/2036          291,651
      250,000 COMMONWEALTH EDISON COMPANY FIRST MORTGAGE BOND                       4.70      04/15/2015          279,141
       65,000 COMMONWEALTH EDISON COMPANY SERIES 100                                5.88      02/01/2033           74,672
       50,000 COMMONWEALTH EDISON COMPANY SERIES 105                                5.40      12/15/2011           52,708
      100,000 CONNECTICUT LIGHT & POWER COMPANY                                     5.65      05/01/2018          115,943
      180,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                  4.88      02/01/2013          195,641
      600,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                  5.50      12/01/2039          662,066
      100,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                  5.85      04/01/2018          119,344
      500,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                  6.65      04/01/2019          631,532
      100,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                  6.75      04/01/2038          128,995
      200,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                  7.13      12/01/2018          257,669
      100,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED
              SERIES 06-C                                                           5.50      09/15/2016          115,848
       50,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED
              SERIES D                                                              5.30      12/01/2016           57,605
       50,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED
              SERIES E                                                              5.70      12/01/2036           56,388
      150,000 CONSUMERS ENERGY COMPANY                                              5.65      09/15/2018          172,084
      500,000 CONSUMERS ENERGY COMPANY FIRST MORTGAGE BOND                          6.70      09/15/2019          618,228
      150,000 CONSUMERS ENERGY COMPANY SERIES B                                     5.38      04/15/2013          164,019
      150,000 DUKE ENERGY CAROLINAS LLC                                             5.75      11/15/2013          171,070
      100,000 DUKE ENERGY CAROLINAS LLC                                             7.00      11/15/2018          127,967
      750,000 DUKE ENERGY CORPORATION                                               3.35      04/01/2015          784,322
      725,000 DUKE ENERGY CORPORATION                                               3.95      09/15/2014          776,867
      950,000 DUKE ENERGY CORPORATION                                               6.30      02/01/2014        1,087,377
       75,000 DUKE ENERGY CORPORATION                                               6.45      10/15/2032           93,104
      750,000 DUKE ENERGY INDIANA INCORPORATED                                      6.35      08/15/2038          943,465
       65,000 DUKE ENERGY INDIANA INCORPORATED                                      6.45      04/01/2039           82,965
      250,000 DUKE ENERGY OHIO INCORPORATED                                         5.45      04/01/2019          294,380
      500,000 ENERGY EAST CORPORATION                                               6.75      07/15/2036          579,165
      100,000 ENTERGY ARKANSAS INCORPORATED                                         5.40      08/01/2013          110,198
      120,000 ENTERGY GULF STATES LOUISIANA LLC                                     5.59      10/01/2024          136,971
      100,000 ENTERGY GULF STATES LOUISIANA LLC                                     6.00      05/01/2018          116,279
      250,000 ENTERGY LOUISIANA LLC                                                 5.40      11/01/2024          292,589
      375,000 EXELON CORPORATION                                                    4.90      06/15/2015          411,050
       65,000 EXELON CORPORATION                                                    5.63      06/15/2035           67,115
      500,000 EXELON GENERATION COMPANY LLC                                         5.20      10/01/2019          554,966
      500,000 EXELON GENERATION COMPANY LLC                                         6.25      10/01/2039          559,183
        7,000 FIRSTENERGY CORPORATION SERIES B                                      6.45      11/15/2011            7,351
      430,000 FIRSTENERGY CORPORATION SERIES C                                      7.38      11/15/2031          476,350
    1,200,000 FIRSTENERGY SOLUTIONS COMPANY                                         4.80      02/15/2015        1,279,490
      240,000 FIRSTENERGY SOLUTIONS COMPANY                                         6.05      08/15/2021          254,207
      164,000 FIRSTENERGY SOLUTIONS COMPANY                                         6.80      08/15/2039          168,526
      100,000 FLORIDA POWER & LIGHT COMPANY                                         4.80      03/01/2013          108,032
      150,000 FLORIDA POWER & LIGHT COMPANY                                         5.63      04/01/2034          172,334

                   Wells Fargo Advantage Master Portfolios 79


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
ELECTRIC UTILITIES (continued)
$     585,000 FLORIDA POWER & LIGHT COMPANY                                         5.69%     03/01/2040    $     686,842
      100,000 FLORIDA POWER & LIGHT COMPANY                                         5.85      05/01/2037          118,997
       50,000 FLORIDA POWER & LIGHT COMPANY                                         5.95      02/01/2038           60,409
      500,000 FLORIDA POWER & LIGHT COMPANY                                         6.40      06/15/2038          627,867
      125,000 FLORIDA POWER CORPORATION                                             5.65      04/01/2040          143,756
      100,000 FPL GROUP CAPITAL INCORPORATED                                        2.55      11/15/2013          102,299
      800,000 FPL GROUP CAPITAL INCORPORATED                                        5.63      09/01/2011          837,052
      750,000 FPL GROUP CAPITAL INCORPORATED                                        6.00      03/01/2019          880,189
      125,000 GEORGIA POWER COMPANY                                                 4.25      12/01/2019          135,125
      200,000 GEORGIA POWER COMPANY                                                 5.40      06/01/2018          232,507
      250,000 GEORGIA POWER COMPANY                                                 5.40      06/01/2040          272,140
      125,000 GEORGIA POWER COMPANY                                                 6.00      11/01/2013          142,479
      250,000 GEORGIA POWER COMPANY SERIES 2009 A                                   5.95      02/01/2039          295,408
      100,000 GEORGIA POWER COMPANY SERIES B                                        5.70      06/01/2017          117,511
      250,000 GREAT PLAIN ENERGY INCORPORATED                                       6.38      03/01/2018          294,694
      100,000 ILLINOIS POWER COMPANY                                                6.13      11/15/2017          115,342
       50,000 ILLINOIS POWER COMPANY                                                6.25      04/01/2018           57,364
      500,000 INDIANA MICHIGAN POWER COMPANY                                        7.00      03/15/2019          614,480
       30,000 INTERSTATE POWER & LIGHT COMPANY                                      6.25      07/15/2039           36,567
      100,000 JERSEY CENTRAL POWER & LIGHT COMPANY                                  5.63      05/01/2016          112,511
      250,000 JERSEY CENTURY POWER & LIGHT COMPANY                                  7.35      02/01/2019          311,759
      200,000 MIDAMERICAN ENERGY HOLDINGS COMPANY                                   3.15      07/15/2012          206,856
      250,000 MIDAMERICAN ENERGY HOLDINGS COMPANY                                   5.30      03/15/2018          288,894
       75,000 MIDAMERICAN ENERGY HOLDINGS COMPANY                                   5.80      10/15/2036           86,895
      180,000 MIDAMERICAN ENERGY HOLDINGS COMPANY                                   5.88      10/01/2012          195,913
      100,000 MIDAMERICAN ENERGY HOLDINGS COMPANY                                   5.95      05/15/2037          113,347
      250,000 MIDAMERICAN ENERGY HOLDINGS COMPANY                                   6.13      04/01/2036          288,939
      500,000 MIDAMERICAN ENERGY HOLDINGS COMPANY                                   6.50      09/15/2037          607,538
      300,000 NEVADA POWER COMPANY                                                  7.13      03/15/2019          370,166
      550,000 NEVADA POWER COMPANY SERIES O                                         6.50      05/15/2018          659,301
      180,000 NISOURCE FINANCE CORPORATION                                          5.25      09/15/2017          194,776
       65,000 NISOURCE FINANCE CORPORATION                                          5.45      09/15/2020           69,595
      100,000 NISOURCE FINANCE CORPORATION                                          6.13      03/01/2022          111,601
      100,000 NISOURCE FINANCE CORPORATION                                          6.40      03/15/2018          114,802
       90,000 NISOURCE FINANCE CORPORATION                                          6.80      01/15/2019          106,046
      500,000 NISOURCE FINANCE CORPORATION                                         10.75      03/15/2016          655,124
      150,000 NORTHERN STATES POWER COMPANY MINNESOTA                               1.95      08/15/2015          150,770
      500,000 NORTHERN STATES POWER COMPANY MINNESOTA                               5.25      03/01/2018          579,404
       40,000 NORTHERN STATES POWER COMPANY MINNESOTA                               5.35      11/01/2039           45,242
      100,000 NORTHERN STATES POWER COMPANY MINNESOTA                               6.20      07/01/2037          124,777
      250,000 NORTHERN STATES POWER COMPANY MINNESOTA FIRST MORTGAGE BOND
              SERIES B                                                              8.00      08/28/2012          284,235
      100,000 NSTAR ELECTRIC COMPANY                                                5.50      03/15/2040          116,522
       65,000 OHIO POWER COMPANY                                                    5.38      10/01/2021           74,635
      250,000 OHIO POWER COMPANY                                                    6.00      06/01/2016          290,136
      100,000 OKLAHOMA GAS AND ELECTRIC COMPANY                                     5.85      06/01/2040          115,915
      800,000 ONCOR ELECTRIC DELIVERY COMPANY                                       5.95      09/01/2013          891,724
      500,000 ONCOR ELECTRIC DELIVERY COMPANY                                       6.80      09/01/2018          607,234
      125,000 PACIFIC GAS & ELECTRIC COMPANY                                        4.80      03/01/2014          138,133
      500,000 PACIFIC GAS & ELECTRIC COMPANY                                        5.80      03/01/2037          575,758
      200,000 PACIFIC GAS & ELECTRIC COMPANY                                        6.05      03/01/2034          235,465
      200,000 PACIFIC GAS & ELECTRIC COMPANY                                        6.25      12/01/2013          229,578
      100,000 PACIFIC GAS & ELECTRIC COMPANY                                        6.35      02/15/2038          122,888
    1,000,000 PACIFIC GAS & ELECTRIC COMPANY                                        8.25      10/15/2018        1,319,823
      600,000 PACIFICORP                                                            5.65      07/15/2018          711,628
      500,000 PACIFICORP                                                            6.00      01/15/2039          602,579
      720,000 PACIFICORP                                                            6.25      10/15/2037          891,954

                   80 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
ELECTRIC UTILITIES (continued)
$     250,000 PORTLAND GENERAL ELECTRIC COMPANY                                     6.10%     04/15/2019    $     304,654
      200,000 POTOMAC ELECTRIC POWER                                                6.50      11/15/2037          255,477
       45,000 PPL ELECTRIC UTILITIES CORPORATION                                    6.25      05/15/2039           55,883
      500,000 PPL ENERGY SUPPLY LLC                                                 6.20      05/15/2016          568,049
       75,000 PROGRESS ENERGY INCORPORATED                                          4.55      04/01/2020           83,760
      300,000 PROGRESS ENERGY INCORPORATED                                          6.00      12/01/2039          343,030
       50,000 PROGRESS ENERGY INCORPORATED                                          6.30      04/01/2038           62,427
      120,000 PROGRESS ENERGY INCORPORATED                                          7.75      03/01/2031          161,918
      700,000 PSEG POWER LLC                                                        2.50      04/15/2013          716,855
      280,000 PSEG POWER LLC                                                        5.13      04/15/2020          303,093
       75,000 PSEG POWER LLC                                                        8.63      04/15/2031          104,441
       50,000 PUBLIC SERVICE COMPANY OF COLORADO                                    5.13      06/01/2019           57,581
      500,000 PUBLIC SERVICE COMPANY OF COLORADO                                    6.25      09/01/2037          628,163
      150,000 PUBLIC SERVICE COMPANY OF COLORADO                                    7.88      10/01/2012          170,201
       40,000 PUBLIC SERVICE COMPANY OF OKLAHOMA                                    5.15      12/01/2019           44,243
    1,000,000 PUBLIC SERVICE ELECTRIC & GAS COMPANY                                 5.30      05/01/2018        1,146,830
      100,000 PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                      5.80      05/01/2037          119,798
      150,000 PUGET SOUND ENERGY INCORPORATED                                       5.76      10/01/2039          165,213
       50,000 PUGET SOUND ENERGY INCORPORATED                                       5.80      03/15/2040           55,396
      330,000 PUGET SOUND ENERGY INCORPORATED                                       6.27      03/15/2037          386,794
      530,000 SAN DIEGO GAS & ELECTRIC COMPANY                                      6.00      06/01/2039          661,963
      525,000 SOUTH CAROLINA ELECTRIC & GAS COMPANY                                 6.50      11/01/2018          649,437
      700,000 SOUTHERN CALIFORNIA EDISON COMPANY                                    5.50      03/15/2040          803,059
      750,000 SOUTHERN CALIFORNIA EDISON COMPANY                                    5.75      03/15/2014          860,936
      350,000 SOUTHERN CALIFORNIA EDISON COMPANY                                    6.05      03/15/2039          431,148
      100,000 SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                        5.00      01/15/2016          114,147
      180,000 SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                        5.35      07/15/2035          200,294
      125,000 SOUTHERN COMPANY                                                      4.15      05/15/2014          135,509
      100,000 SOUTHERN COMPANY SERIES A                                             5.30      01/15/2012          105,631
      250,000 SOUTHERN POWER COMPANY SERIES D                                       4.88      07/15/2015          277,756
       50,000 SOUTHWESTERN ELECTRIC POWER                                           6.20      03/15/2040           54,808
      100,000 SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                          5.55      01/15/2017          109,934
      100,000 SOUTHWESTERN PUBLIC SERVICE                                           6.00      10/01/2036          107,823
      100,000 TAMPA ELECTRIC COMAPNY                                                6.10      05/15/2018          117,565
       75,000 TAMPA ELECTRIC COMPANY                                                6.15      05/15/2037           86,591
      200,000 TENNESSEE VALLEY AUTHORITY                                            4.50      04/01/2018          228,671
      150,000 TENNESSEE VALLEY AUTHORITY                                            5.50      07/18/2017          180,983
       50,000 TOLEDA EDISON COMPANY                                                 6.15      05/15/2037           56,929
       75,000 TXU ELECTRIC DELIVERY COMPANY                                         6.38      05/01/2012           80,865
       75,000 TXU ELECTRIC DELIVERY COMPANY                                         7.00      05/01/2032           92,023
       75,000 TXU ELECTRIC DELIVERY COMPANY                                         7.25      01/15/2033           94,426
       80,000 UNION ELECTRIC COMPANY                                                8.45      03/15/2039          120,304
      200,000 VIRGINIA ELECTRIC & POWER COMPANY                                     5.00      06/30/2019          227,826
      300,000 VIRGINIA ELECTRIC & POWER COMPANY                                     8.88      11/15/2038          459,979
      100,000 VIRGINIA ELECTRIC & POWER COMPANY SERIES A                            4.75      03/01/2013          108,294
      605,000 VIRGINIA ELECTRIC & POWER COMPANY SERIES A                            6.00      05/15/2037          725,448
      100,000 WISCONSIN ELECTRIC POWER COMPANY                                      4.25      12/15/2019          109,813
      100,000 WISCONSIN ELECTRIC POWER COMPANY                                      5.63      05/15/2033          114,569
       50,000 WISCONSIN ELECTRIC POWER COMPANY                                      5.70      12/01/2036           58,455
       50,000 WISCONSIN POWER & LIGHT COMPANY                                       5.00      07/15/2019           57,402
      250,000 WISCONSIN POWER & LIGHT COMPANY                                       6.38      08/15/2037          312,049
                                                                                                               51,133,054
                                                                                                            -------------
GAS UTILITIES: 0.04%
      100,000 ATMOS ENERGY CORPORATION                                              4.95      10/15/2014          109,973
       50,000 ATMOS ENERGY CORPORATION                                              6.35      06/15/2017           57,143

                   Wells Fargo Advantage Master Portfolios 81


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
GAS UTILITIES (continued)
$     250,000 ATMOS ENERGY CORPORATION                                              8.50%     03/15/2019    $     325,815
      100,000 CONSOLIDATED NATURAL GAS COMPANY SERIES A                             5.00      12/01/2014          111,538
      125,000 KEYSPAN CORPORATION                                                   5.80      04/01/2035          139,390
       65,000 ONEOK INCORPORATED                                                    5.20      06/15/2015           70,148
      400,000 PANHANDLE EAST PIPE LINE COMPANY LP                                   6.20      11/01/2017          443,038
       75,000 SOUTHERN CALIFORNIA GAS COMPANY                                       5.75      11/15/2035           87,722
                                                                                                                1,344,767
                                                                                                            -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 0.02%
      500,000 CONSTELLATION ENERGY GROUP INCORPORATED                               7.60      04/01/2032          618,146
                                                                                                            -------------
MULTI-UTILITIES: 0.19%
      100,000 ALLIANT ENERGY CORPORATION                                            4.00      10/15/2014          104,867
      250,000 AMEREN CORPORATION                                                    8.88      05/15/2014          290,189
       55,000 AVISTA CORPORATION                                                    5.13      04/01/2022           61,070
      250,000 CENTERPOINT ENERGY RESOURCES CORPORATION                              5.95      02/01/2017          280,637
      580,000 DOMINION RESOURCES INCORPORATED                                       5.20      08/15/2019          663,385
      180,000 DOMINION RESOURCES INCORPORATED                                       5.70      09/17/2012          196,132
      750,000 DOMINION RESOURCES INCORPORATED                                       6.40      06/15/2018          924,095
       50,000 DOMINION RESOURCES INCORPORATED SERIES A                              5.60      11/15/2016           58,564
      125,000 DOMINION RESOURCES INCORPORATED SERIES B                              5.95      06/15/2035          143,018
      350,000 DOMINION RESOURCES INCORPORATED SERIES C                              5.15      07/15/2015          396,687
      350,000 DTE ENERGY COMPANY                                                    6.35      06/01/2016          406,596
       50,000 DTE ENERGY COMPANY                                                    7.63      05/15/2014           58,727
      125,000 DUKE CAPITAL LLC                                                      5.67      08/15/2014          139,210
      100,000 DUKE CAPITAL LLC                                                      8.00      10/01/2019          126,999
      100,000 NSTAR GLOBAL SERVICES INCORPORATED                                    4.50      11/15/2019          110,883
      100,000 SEMPRA ENERGY                                                         6.00      02/01/2013          109,972
    1,090,000 SEMPRA ENERGY                                                         6.50      06/01/2016        1,296,774
      125,000 WISCONSIN ENERGY CORPORATION                                          6.25      05/15/2067          118,125
                                                                                                                5,485,930
                                                                                                            -------------
WATER UTILITIES: 0.03%
      750,000 AMERICAN WATER CAPITAL CORPORATION                                    6.09      10/15/2017          856,354
                                                                                                            -------------
TOTAL CORPORATE BONDS & NOTES (COST $579,289,746)                                                             629,090,454
                                                                                                            -------------
YANKEE CORPORATE BONDS & NOTES: 3.65%
CONSUMER DISCRETIONARY: 0.09%
MEDIA: 0.09%
      250,000 GRUPO TELEVISA SA                                                     6.00      05/15/2018          279,693
      500,000 GRUPO TELEVISA SA                                                     6.63      01/15/2040          566,847
      125,000 THOMSON REUTERS CORPORATION                                           4.70      10/15/2019          138,376
      200,000 THOMSON REUTERS CORPORATION                                           5.70      10/01/2014          228,912
      250,000 THOMSON REUTERS CORPORATION                                           5.95      07/15/2013          281,194
      500,000 THOMSON REUTERS CORPORATION                                           6.50      07/15/2018          605,063
      500,000 WPP FINANCE UK                                                        8.00      09/15/2014          588,245
                                                                                                                2,688,330
                                                                                                            -------------
CONSUMER STAPLES: 0.09%
BEVERAGES: 0.09%
      250,000 COCA-COLA HBC FINANCE B.V.                                            5.13      09/17/2013          272,473
       50,000 DIAGEO CAPITAL PLC                                                    5.20      01/30/2013           54,570
    1,050,000 DIAGEO CAPITAL PLC                                                    5.75      10/23/2017        1,232,772
       75,000 DIAGEO CAPITAL PLC                                                    5.88      09/30/2036           88,637

                   82 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
BEVERAGES (continued)
$    500,000  DIAGEO CAPITAL PLC                                                    7.38%     01/15/2014    $     591,137
     100,000  DIAGEO FINANCE BV                                                     3.25      01/15/2015          105,463
     125,000  DIAGEO FINANCE BV                                                     5.30      10/28/2015          142,865
                                                                                                                2,487,917
                                                                                                            -------------
ENERGY: 0.86%
ENERGY EQUIPMENT & SERVICES: 0.03%
     100,000  WEATHERFORD INTERNATIONAL LIMITED                                     6.00      03/15/2018          110,172
     500,000  WEATHERFORD INTERNATIONAL LIMITED                                     9.63      03/01/2019          656,021
                                                                                                                  766,193
                                                                                                            -------------
OIL, GAS & CONSUMABLE FUELS: 0.83%
     350,000  ALBERTA ENERGY COMPANY LIMITED                                        7.38      11/01/2031          430,673
     150,000  ALBERTA ENERGY COMPANY LIMITED                                        8.13      09/15/2030          195,585
     325,000  ANADARKO FINANCE COMPANY SERIES B                                     7.50      05/01/2031          312,770
     500,000  BP CAPITAL MARKETS PLC                                                3.13      03/10/2012          500,864
     200,000  BP CAPITAL MARKETS PLC                                                3.63      05/08/2014          198,444
     200,000  BP CAPITAL MARKETS PLC                                                3.88      03/10/2015          198,114
     150,000  BP CAPITAL MARKETS PLC                                                4.75      03/10/2019          147,161
   1,000,000  BP CAPITAL MARKETS PLC                                                5.25      11/07/2013        1,037,880
     100,000  BURLINGTON RESOURCES FINANCE COMPANY                                  6.50      12/01/2011          106,765
     500,000  BURLINGTON RESOURCES FINANCE COMPANY                                  7.20      08/15/2031          640,266
   1,150,000  CANADIAN NATURAL RESOURCES LIMITED                                    5.70      05/15/2017        1,327,404
      65,000  CANADIAN NATURAL RESOURCES LIMITED                                    5.85      02/01/2035           71,905
     500,000  CANADIAN NATURAL RESOURCES LIMITED                                    6.25      03/15/2038          571,164
     500,000  CENOVUS ENERGY INCORPORATED                                           4.50      09/15/2014          548,386
     500,000  CENOVUS ENERGY INCORPORATED                                           6.75      11/15/2039          613,517
     400,000  ENCANA CORPORATION                                                    6.50      05/15/2019          487,329
     350,000  ENCANA CORPORATION                                                    6.50      02/01/2038          408,357
     154,000  ENCANA HOLDINGS FINANCE CORPORATION                                   5.80      05/01/2014          174,608
     105,000  HUSKY ENERGY INCORPORATED                                             5.90      06/15/2014          117,239
     100,000  HUSKY ENERGY INCORPORATED                                             6.80      09/15/2037          117,628
     100,000  NEXEN INCORPORATED                                                    5.65      05/15/2017          112,870
      80,000  NEXEN INCORPORATED                                                    6.20      07/30/2019           92,370
     100,000  NEXEN INCORPORATED                                                    6.40      05/15/2037          109,751
     560,000  NEXEN INCORPORATED                                                    7.50      07/30/2039          702,437
     250,000  NOBLE HOLDINGS INTERNATIONAL LIMITED CORPORATION                      4.90      08/01/2020          267,218
     250,000  NOBLE HOLDINGS INTERNATIONAL LIMITED CORPORATION                      7.38      03/15/2014          288,302
     250,000  NORSK HYDRO ASA                                                       6.80      01/15/2028          317,536
     250,000  PC FINANCIAL PARTNERSHIP                                              5.00      11/15/2014          274,334
     400,000  PETRO-CANADA                                                          6.80      05/15/2038          480,943
     700,000  PETRO-CANADA                                                          5.95      05/15/2035          761,691
     120,000  PETROLEOS MEXICANOS++                                                 6.00      03/05/2020          129,900
     440,000  SHELL INTERNATIONAL FINANCE BV                                        1.88      03/25/2013          449,069
     950,000  SHELL INTERNATIONAL FINANCE BV                                        4.00      03/21/2014        1,029,709
     250,000  SHELL INTERNATIONAL FINANCE BV                                        4.38      03/25/2020          274,049
     500,000  SHELL INTERNATIONAL FINANCE BV                                        4.95      03/22/2012          532,076
     300,000  SHELL INTERNATIONAL FINANCE BV                                        5.50      03/25/2040          343,650
     750,000  SHELL INTERNATIONAL FINANCE BV                                        6.38      12/15/2038          953,042
     500,000  SHELL INTERNATIONAL FINANCE BV                                        3.25      09/22/2015          527,647
     500,000  SHELL INTERNATIONAL FINANCE BV                                        4.30      09/22/2019          542,146
     250,000  SHELL INTERNATIONAL FINANCE BV                                        5.20      03/22/2017          287,319
     150,000  STATOILHYDRO ASA                                                      3.88      04/15/2014          161,993
     815,000  STATOILHYDRO ASA                                                      5.25      04/15/2019          941,983
      75,000  SUNCOR ENERGY INCORPORATED                                            5.95      12/01/2034           81,765

                   Wells Fargo Advantage Master Portfolios 83


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
OIL, GAS & CONSUMABLE FUELS (continued)
$     500,000 SUNCOR ENERGY INCORPORATED                                            6.10%     06/01/2018    $     583,833
      150,000 SUNCOR ENERGY INCORPORATED                                            6.50      06/15/2038          174,670
      250,000 SUNCOR ENERGY INCORPORATED                                            6.85      06/01/2039          303,219
       65,000 TALISMAN ENERGY INCORPORATED                                          5.13      05/15/2015           71,878
      400,000 TALISMAN ENERGY INCORPORATED                                          6.25      02/01/2038          443,106
       65,000 TALISMAN ENERGY INCORPORATED                                          7.75      06/01/2019           82,013
    1,000,000 TOTAL CAPITAL SA                                                      3.13      10/02/2015        1,050,569
      500,000 TOTAL CAPITAL SA                                                      4.45      06/24/2020          547,431
      585,000 TRANSCANADA PIPELINES LIMITED                                         6.20      10/15/2037          666,237
    1,000,000 TRANSCANADA PIPELINES LIMITED                                         7.13      01/15/2019        1,285,295
      500,000 TRANSCANADA PIPELINES LIMITED                                         7.63      01/15/2039          670,924
      600,000 TRANSOCEAN INCORPORATED                                               6.00      03/15/2018          600,019
                                                                                                               24,347,053
                                                                                                            -------------
FINANCIALS: 1.01%
CAPITAL MARKETS: 0.03%
      400,000 NOMURA HOLDINGS INCORPORATED                                          5.00      03/04/2015          429,432
      356,000 NOMURA HOLDINGS INCORPORATED                                          6.70      03/04/2020          406,576
                                                                                                                  836,008
                                                                                                            -------------
COMMERCIAL BANKS: 0.33%
      300,000 BANK OF MONTREAL                                                      2.13      06/28/2013          308,368
      545,000 BANK OF NOVA SCOTIA                                                   2.25      01/22/2013          558,846
      250,000 BANK OF NOVA SCOTIA                                                   2.38      12/17/2013          258,157
      650,000 BANK OF NOVA SCOTIA                                                   3.40      01/22/2015          691,373
      500,000 BNP PARIBAS                                                           3.25      03/11/2015          516,103
      800,000 HSBC HOLDINGS PLC                                                     5.25      12/12/2012          857,037
      850,000 HSBC HOLDINGS PLC                                                     6.50      09/15/2037          979,449
      350,000 HSBC HOLDINGS PLC                                                     6.80      06/01/2038          414,326
    1,000,000 ICICI BANK LIMITED++                                                  6.63      10/03/2012        1,069,400
      500,000 ROYAL BANK OF CANADA                                                  2.10      07/29/2013          513,432
      250,000 ROYAL BANK OF CANADA                                                  2.63      12/15/2015          257,527
      360,000 ROYAL BANK OF SCOTLAND GROUP PLC                                      5.00      10/01/2014          361,817
      375,000 ROYAL BANK OF SCOTLAND GROUP PLC                                      6.40      10/21/2019          400,919
      750,000 WESTPAC BANKING CORPORATION                                           2.25      11/19/2012          762,920
      780,000 WESTPAC BANKING CORPORATION                                           4.20      02/27/2015          833,820
      800,000 WESTPAC BANKING CORPORATION                                           4.88      11/19/2019          851,605
                                                                                                                9,635,099
                                                                                                            -------------
CONSUMER FINANCE: 0.02%
      415,000 ORIX CORPORATION                                                      4.71      04/27/2015          425,757
       75,000 ORIX CORPORATION                                                      5.48      11/22/2011           78,149
                                                                                                                  503,906
                                                                                                            -------------
DIVERSIFIED FINANCIAL SERVICES: 0.57%
      165,000 ANGLOGOLD HOLDINGS PLC                                                5.38      04/15/2020          172,373
       45,000 ANGLOGOLD HOLDINGS PLC                                                6.50      04/15/2040           47,545
    1,000,000 BARCLAYS BANK PLC                                                     2.50      01/23/2013        1,018,226
      250,000 BARCLAYS BANK PLC                                                     3.90      04/07/2015          261,576
      400,000 BARCLAYS BANK PLC                                                     5.00      09/22/2016          434,048
      500,000 BARCLAYS BANK PLC                                                     5.13      01/08/2020          531,536
      600,000 BARCLAYS BANK PLC                                                     5.20      07/10/2014          660,047
      300,000 BARCLAYS BANK PLC                                                     5.45      09/12/2012          323,625
      750,000 BARCLAYS BANK PLC                                                     6.75      05/22/2019          886,798

                   84 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
DIVERSIFIED FINANCIAL SERVICES (continued)
$     150,000 CONOCOPHILLIPS CANADA                                                 5.63%     10/15/2016    $     176,652
      500,000 CREDIT SUISSE NEW YORK NY                                             3.50      03/23/2015          518,640
      250,000 CREDIT SUISSE NEW YORK NY                                             5.40      01/14/2020          263,196
    1,200,000 CREDIT SUISSE NEW YORK NY                                             5.50      05/01/2014        1,328,292
      625,000 CREDIT SUISSE NEW YORK NY                                             6.00      02/15/2018          681,436
      500,000 DEUTSCHE BANK AG                                                      3.45      03/30/2015          520,605
      750,000 DEUTSCHE BANK AG LONDON                                               2.38      01/11/2013          763,552
    1,000,000 DEUTSCHE BANK AG LONDON                                               3.88      08/18/2014        1,065,500
    1,000,000 DEUTSCHE BANK AG LONDON                                               4.88      05/20/2013        1,079,527
      500,000 DEUTSCHE BANK AG LONDON                                               6.00      09/01/2017          579,251
    1,000,000 ROYAL BANK OF SCOTLAND PLC                                            4.88      03/16/2015        1,043,502
      500,000 UBS AG STAMFORD CT                                                    3.88      01/15/2015          516,654
    1,000,000 UBS AG STAMFORD CT                                                    5.75      04/25/2018        1,122,998
    1,500,000 UBS AG STAMFORD CT SERIES DPNT                                        5.88      12/20/2017        1,693,254
    1,000,000 UFJ FINANCE ARUBA AEC                                                 6.75      07/15/2013        1,124,714
                                                                                                               16,813,547
                                                                                                            -------------
INSURANCE: 0.06%
      500,000 AEGON NV                                                              4.63      12/01/2015          523,832
      650,000 AXA SA                                                                8.60      12/15/2030          751,147
       65,000 AXIS CAPITAL HOLDINGS LIMITED                                         5.75      12/01/2014           69,760
      312,000 XL CAPITAL LIMITED                                                    5.25      09/15/2014          331,398
                                                                                                                1,676,137
                                                                                                            -------------
HEALTH CARE: 0.16%
PHARMACEUTICALS: 0.16%
      500,000 ASTRAZENECA PLC                                                       5.40      09/15/2012          545,604
       75,000 ASTRAZENECA PLC                                                       5.40      06/01/2014           85,932
      500,000 ASTRAZENECA PLC                                                       5.90      09/15/2017          604,392
      850,000 ASTRAZENECA PLC                                                       6.45      09/15/2037        1,089,504
      200,000 COVIDIEN INTERNATIONAL FINANCE SA                                     1.88      06/15/2013          203,424
      150,000 COVIDIEN INTERNATIONAL FINANCE SA                                     2.80      06/15/2015          154,814
      100,000 COVIDIEN INTERNATIONAL FINANCE SA                                     5.45      10/15/2012          109,197
      600,000 COVIDIEN INTERNATIONAL FINANCE SA                                     6.00      10/15/2017          713,752
       50,000 COVIDIEN INTERNATIONAL FINANCE SA                                     6.55      10/15/2037           64,139
      500,000 NOVARTIS SECURITIES INVESTMENT LIMITED                                5.13      02/10/2019          576,288
      500,000 TEVA PHARMACEUTICAL FINANCE LLC                                       3.00      06/15/2015          521,041
                                                                                                                4,668,087
                                                                                                            -------------
INDUSTRIALS: 0.14%
AEROSPACE & DEFENSE: 0.02%
      500,000 EMBRAER OVERSEAS LIMITED                                              6.38      01/15/2020          550,000
                                                                                                            -------------
COMMERCIAL SERVICES & SUPPLIES: 0.08%
       65,000 CANADIAN PACIFIC RAILWAY COMPANY                                      7.25      05/15/2019           80,772
      500,000 INGERSOLL-RAND GLOBAL HOLDING COMPANY LTD                             9.50      04/15/2014          619,703
      500,000 TYCO ELECTRONICS GROUP SA                                             6.00      10/01/2012          541,082
      250,000 TYCO INTERNATIONAL FINANCE SA                                         3.38      10/15/2015          262,639
      200,000 TYCO INTERNATIONAL FINANCE SA                                         4.13      10/15/2014          216,785
      500,000 TYCO INTERNATIONAL FINANCE SA                                         8.50      01/15/2019          667,936
                                                                                                                2,388,917
                                                                                                            -------------
INDUSTRIAL CONGLOMERATES: 0.02%
      650,000 KONINKLIJKE PHILIPS ELECTRONICS NV                                    5.75      03/11/2018          759,128
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 85


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
TRANSPORTATION INFRASTRUCTURE: 0.02%
$     360,000 CANADIAN PACIFIC RAILWAY COMPANY                                      5.75%     03/15/2033    $     393,929
       65,000 CANADIAN PACIFIC RAILWAY COMPANY                                      5.95      05/15/2037           73,675
                                                                                                                  467,604
                                                                                                            -------------
INFORMATION TECHNOLOGY: 0.02%
COMMUNICATIONS EQUIPMENT: 0.02%
      500,000 NOKIA CORPORATION                                                     5.38      05/15/2019          551,611
                                                                                                            -------------
MATERIALS: 0.53%
CHEMICALS: 0.04%
      300,000 AGRIUM INCORPORATED                                                   6.75      01/15/2019          356,300
      560,000 POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                       3.75      09/30/2015          598,927
       55,000 POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                       4.88      03/30/2020           59,391
       50,000 POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                       5.25      05/15/2014           55,670
       75,000 POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                       5.88      12/01/2036           83,176
       65,000 POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                       6.50      05/15/2019           78,273
                                                                                                                1,231,737
                                                                                                            -------------
CONSTRUCTION MATERIALS: 0.02%
      500,000 LAFARGE SA                                                            7.13      07/15/2036          484,472
       75,000 LAFARGE SA                                                            6.50      07/15/2016           80,689
                                                                                                                  565,161
                                                                                                            -------------
METALS & MINING: 0.46%
      600,000 ALCAN INCORPORATED                                                    6.13      12/15/2033          697,667
      750,000 ARCELORMITTAL                                                         5.38      06/01/2013          799,679
      350,000 ARCELORMITTAL                                                         7.00      10/15/2039          359,014
      425,000 ARCELORMITTAL                                                         9.00      02/15/2015          510,422
      250,000 ARCELORMITTAL                                                         9.85      06/01/2019          314,144
      450,000 BARRICK AUSTRALIAN FINANCE PROPRIETARY LIMITED                        5.95      10/15/2039          508,968
      450,000 BARRICK GOLD CORPORATION                                              6.95      04/01/2019          564,964
      200,000 BHP BILLITON FINANCE USA LIMITED                                      5.40      03/29/2017          226,519
      800,000 BHP BILLITON FINANCE USA LIMITED                                      5.50      04/01/2014          900,070
      700,000 BHP BILLITON FINANCE USA LIMITED                                      6.50      04/01/2019          849,846
      600,000 FALCONBRIDGE LIMITED                                                  6.00      10/15/2015          659,627
      750,000 RIO TINTO FINANCE USA LIMITED                                         6.50      07/15/2018          887,717
    1,475,000 RIO TINTO FINANCE USA LIMITED                                         8.95      05/01/2014        1,809,213
      130,000 RIO TINTO FINANCE USA LIMITED                                         9.00      05/01/2019          177,644
    1,250,000 TECK RESOURCES LIMITED                                                9.75      05/15/2014        1,548,705
      855,000 VALE OVERSEAS LIMITED                                                 6.25      01/23/2017          958,430
    1,260,000 VALE OVERSEAS LIMITED                                                 6.88      11/21/2036        1,434,705
      130,000 VALE OVERSEAS LIMITED                                                 6.88      11/10/2039          148,871
                                                                                                               13,356,205
                                                                                                            -------------
PAPER & FOREST PRODUCTS: 0.01%
      350,000 CELULOSA ARAUCO Y CONSTITUCION                                        7.25      07/29/2019          406,594
                                                                                                            -------------
TELECOMMUNICATION SERVICES: 0.71%
DIVERSIFIED TELECOMMUNICATION SERVICES: 0.46%
      350,000 BRITISH TELECOMMUNICATIONS PLC                                        5.15      01/15/2013          371,117
      250,000 BRITISH TELECOMMUNICATIONS PLC                                        5.95      01/15/2018          273,829
      600,000 BRITISH TELECOMMUNICATIONS PLC                                        9.88      12/15/2030          823,327

                   86 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
$  1,000,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             5.25%     07/22/2013    $   1,093,421
     275,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             5.75      03/23/2016          315,536
     500,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             6.00      07/08/2019          588,173
     830,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             8.75      06/15/2030        1,164,707
     500,000  FRANCE TELECOM SA (EUR)                                               4.38      07/08/2014          552,725
     575,000  FRANCE TELECOM SA (EUR)                                               8.50      03/01/2031          836,469
     375,000  ROYAL KPN NV                                                          8.38      10/01/2030          523,137
     650,000  TELECOM ITALIA CAPITAL SA                                             4.95      09/30/2014          683,192
     415,000  TELECOM ITALIA CAPITAL SA                                             5.25      11/15/2013          441,221
     200,000  TELECOM ITALIA CAPITAL SA                                             5.25      10/01/2015          212,882
     150,000  TELECOM ITALIA CAPITAL SA                                             6.00      09/30/2034          142,938
   1,000,000  TELECOM ITALIA CAPITAL SA                                             7.18      06/18/2019        1,152,409
     500,000  TELECOM ITALIA CAPITAL SA                                             7.72      06/04/2038          561,476
     500,000  TELEFONICA EMISIONES SAU                                              2.58      04/26/2013          506,852
     470,000  TELEFONICA EMISIONES SAU                                              3.73      04/27/2015          485,973
     430,000  TELEFONICA EMISIONES SAU                                              4.95      01/15/2015          464,211
     445,000  TELEFONICA EMISIONES SAU                                              5.13      04/27/2020          479,541
     150,000  TELEFONICA EMISIONES SAU                                              6.42      06/20/2016          172,876
     550,000  TELEFONICA EMISIONES SAU                                              7.05      06/20/2036          661,569
     120,000  TELEFONICA EUROPE BV                                                  8.25      09/15/2030          158,614
     645,000  TELEFONICA SA                                                         5.88      07/15/2019          731,553
      65,000  TELEFONOS DE MEXICO SA DE CV                                          5.50      01/27/2015           71,816
                                                                                                               13,469,564
                                                                                                            -------------
WIRELESS TELECOMMUNICATION SERVICES: 0.25%
     500,000  AMERICA MOVIL SAB DE CV++                                             3.63      03/30/2015          522,823
   1,000,000  AMERICA MOVIL SAB DE CV                                               5.00      03/30/2020        1,089,752
     450,000  AMERICA MOVIL SAB DE CV                                               5.63      11/15/2017          509,177
     100,000  AMERICA MOVIL SAB DE CV                                               6.13      11/15/2037          111,758
      65,000  AMERICA MOVIL SAB DE CV                                               6.38      03/01/2035           75,163
     750,000  ROGERS COMMUNICATIONS INCORPORATED                                    6.80      08/15/2018          922,850
     500,000  ROGERS WIRELESS INCORPORATED                                          7.50      03/15/2015          607,925
     400,000  SUNCOR ENERGY INCORPORATED                                            5.45      06/10/2019          454,590
     250,000  VODAFONE GROUP PLC                                                    4.15      06/10/2014          268,559
     180,000  VODAFONE GROUP PLC                                                    4.63      07/15/2018          191,913
   1,000,000  VODAFONE GROUP PLC                                                    5.00      12/16/2013        1,093,021
      75,000  VODAFONE GROUP PLC                                                    5.38      01/30/2015           83,976
     500,000  VODAFONE GROUP PLC                                                    5.63      02/27/2017          567,070
     400,000  VODAFONE GROUP PLC                                                    6.15      02/27/2037          459,689
     250,000  VODAFONE GROUP PLC                                                    7.88      02/15/2030          328,818
                                                                                                                7,287,084
                                                                                                            -------------
UTILITIES: 0.04%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 0.02%
     400,000  TRANSALTA CORPORATION                                                 4.75      01/15/2015          430,286
      90,000  TRANSALTA CORPORATION                                                 6.50      03/15/2040           96,385
                                                                                                                  526,671
                                                                                                            -------------
MULTI-UTILITIES: 0.01%
     350,000  NATIONAL GRID PLC                                                     6.30      08/01/2016          410,243
                                                                                                            -------------
WATER UTILITIES: 0.01%
     250,000  UNITED UTILITIES INCORPORATED                                         5.38      02/01/2019          272,121
                                                                                                            -------------
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $98,668,514)                                                       106,664,917
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 87


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOREIGN GOVERNMENT BONDS@: 24.54%
      500,000 AUSTRALIA COMMONWEALTH (AUD)                                          5.75%     05/15/2021    $     479,099
      600,000 AUSTRALIA COMMONWEALTH (AUD)                                          6.25      06/15/2014          568,956
      500,000 AUSTRALIA COMMONWEALTH (AUD)                                          6.25      04/15/2015          479,104
      850,000 AUSTRALIA COMMONWEALTH (AUD)                                          6.50      05/15/2013          799,457
    1,000,000 AUSTRALIA GOVERNMENT BOND SERIES 122 (AUD)                            5.25      03/15/2019          922,824
      800,000 AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                            6.00      02/15/2017          766,858
      600,000 AUSTRALIAN GOVERNMENT BOND SERIES 123 (AUD)                           5.75      04/15/2012          546,306
      600,000 AUSTRALIAN GOVERNMENT BOND SERIES 126 (AUD)                           4.50      04/15/2020          522,172
      350,000 AUSTRALIAN GOVERNMENT BOND SERIES 127 (AUD)                           4.75      11/15/2012          314,559
    1,000,000 BELGIUM (KINGDOM) (EUR)                                               3.25      09/28/2016        1,341,955
    1,200,000 BELGIUM (KINGDOM) (EUR)                                               3.75      09/28/2020        1,638,981
    1,800,000 BELGIUM (KINGDOM) (EUR)                                               4.00      03/28/2014        2,491,888
      500,000 BELGIUM (KINGDOM) (EUR)                                               4.00      03/28/2022          697,311
    1,000,000 BELGIUM (KINGDOM) (EUR)                                               4.25      09/28/2013        1,386,372
      250,000 BELGIUM (KINGDOM) (EUR)                                               4.25      03/28/2041          366,090
      500,000 BELGIUM (KINGDOM) (EUR)                                               5.00      09/28/2011          662,506
    2,000,000 BELGIUM (KINGDOM) (EUR)                                               5.00      09/28/2012        2,750,314
      885,000 BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                               5.50      03/28/2028        1,473,516
      700,000 BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                               5.50      09/28/2017        1,066,664
    1,000,000 BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                               4.25      09/28/2014        1,401,668
      680,000 BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                               5.00      03/28/2035        1,107,065
    1,050,000 BELGIUM GOVERNMENT BOND SERIES 49 (EUR)                               4.00      03/28/2017        1,467,160
      500,000 BELGIUM GOVERNMENT BOND SERIES 56 (EUR)                               3.50      03/28/2015          682,142
    1,000,000 BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 3.15      01/31/2016        1,256,124
    1,000,000 BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 4.25      01/31/2014        1,333,159
    2,500,000 BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 4.30      10/31/2019        3,253,064
    1,500,000 BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 4.60      07/30/2019        1,994,456
      500,000 BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 4.65      07/30/2025          642,838
      500,000 BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 4.70      07/30/2041          616,454
      500,000 BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 4.85      10/31/2020          677,105
    1,000,000 BUNDESOBLIGATION (EUR)                                                2.25      04/11/2014        1,329,979
    1,000,000 BUNDESOBLIGATION (EUR)                                                2.25      04/10/2015        1,326,520
    1,000,000 BUNDESOBLIGATION (EUR)                                                2.50      10/10/2014        1,341,930
    1,000,000 BUNDESOBLIGATION (EUR)                                                2.50      02/27/2015        1,341,296
    1,000,000 BUNDESOBLIGATION (EUR)                                                3.50      10/14/2011        1,309,437
    1,300,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      3.25      01/04/2020        1,813,684
      750,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      3.25      07/04/2042        1,072,103
    1,500,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      3.50      07/04/2019        2,128,049
    1,500,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      3.75      07/04/2013        2,061,690
    1,500,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      4.00      10/11/2013        2,089,481
      600,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      4.25      10/12/2012          818,555
    1,500,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      4.25      07/04/2014        2,133,258
    1,500,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      4.25      07/04/2017        2,213,779
      550,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      4.75      07/04/2040          993,842
      500,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      6.50      07/04/2027          972,355
    1,100,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                            5.50      01/04/2031        2,003,282
      750,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                            6.25      01/04/2030        1,466,887
    1,400,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                            5.00      01/04/2012        1,881,292
    1,000,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                            5.00      07/04/2012        1,369,644
    2,140,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.25      01/04/2014        3,014,701
    2,200,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.50      01/04/2013        3,038,867
    1,160,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.75      07/04/2034        1,994,099
    1,600,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                            3.75      01/04/2015        2,251,326
    1,300,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                            3.25      07/04/2015        1,799,170
    1,000,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                            3.50      01/04/2016        1,403,188
    1,100,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                            4.00      01/04/2037        1,736,071

                   88 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOREIGN GOVERNMENT BONDS (continued)
    1,200,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 06 (EUR)                            4.00%     07/04/2016    $   1,731,515
    1,100,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 07 (EUR)                            4.25      07/04/2039        1,841,233
    1,700,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 08 (EUR)                            4.25      07/04/2018        2,525,925
    1,500,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 09 (EUR)                            3.75      01/04/2019        2,162,797
      655,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                            6.25      01/04/2024        1,198,201
      500,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                            4.75      07/04/2028          824,353
      700,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                            5.63      01/04/2028        1,256,312
    1,250,000 BUNDESSCHATZANWEISUNGEN (EUR)                                         0.50      06/15/2012        1,583,699
    1,850,000 BUNDESSCHATZANWEISUNGEN (EUR)                                         1.00      03/16/2012        2,361,739
    2,000,000 BUNDESSCHATZANWEISUNGEN (EUR)                                         1.25      09/16/2011        2,554,574
    1,500,000 BUONI POLIENNALI DEL TES (EUR)                                        2.00      12/15/2012        1,904,677
    1,000,000 BUONI POLIENNALI DEL TES (EUR)                                        2.00      06/01/2013        1,262,679
    1,000,000 BUONI POLIENNALI DEL TES (EUR)                                        2.50      07/01/2012        1,283,698
    1,300,000 BUONI POLIENNALI DEL TES (EUR)                                        3.00      03/01/2012        1,680,855
    1,700,000 BUONI POLIENNALI DEL TES (EUR)                                        3.00      04/15/2015        2,191,488
    1,000,000 BUONI POLIENNALI DEL TES (EUR)                                        3.00      06/15/2015        1,287,575
    1,500,000 BUONI POLIENNALI DEL TES (EUR)                                        3.50      06/01/2014        1,978,051
    1,000,000 BUONI POLIENNALI DEL TES (EUR)                                        4.00      09/01/2020        1,295,764
      500,000 BUONI POLIENNALI DEL TES (EUR)                                        4.25      10/15/2012          664,578
    2,000,000 BUONI POLIENNALI DEL TES (EUR)                                        4.25      09/01/2019        2,662,544
    1,800,000 BUONI POLIENNALI DEL TES (EUR)                                        4.25      03/01/2020        2,382,375
    1,000,000 BUONI POLIENNALI DEL TES (EUR)                                        4.50      08/01/2018        1,362,738
      500,000 BUONI POLIENNALI DEL TES (EUR)                                        5.00      03/01/2025          683,390
      800,000 BUONI POLIENNALI DEL TES (EUR)                                        5.00      09/01/2040        1,078,988
    1,000,000 CANADIAN GOVERNMENT BOND (CAD)                                        1.25      12/01/2011          940,170
    1,600,000 CANADIAN GOVERNMENT BOND (CAD)                                        1.50      06/01/2012        1,510,408
      900,000 CANADIAN GOVERNMENT BOND (CAD)                                        2.00      09/01/2012          857,083
    1,100,000 CANADIAN GOVERNMENT BOND (CAD)                                        2.00      12/01/2014        1,039,025
      400,000 CANADIAN GOVERNMENT BOND (CAD)                                        2.50      06/01/2015          384,838
    1,500,000 CANADIAN GOVERNMENT BOND (CAD)                                        3.00      06/01/2014        1,473,231
      600,000 CANADIAN GOVERNMENT BOND (CAD)                                        3.00      12/01/2015          589,788
      600,000 CANADIAN GOVERNMENT BOND (CAD)                                        3.50      06/01/2013          594,345
    1,000,000 CANADIAN GOVERNMENT BOND (CAD)                                        3.50      06/01/2020          996,202
    1,000,000 CANADIAN GOVERNMENT BOND (CAD)                                        3.75      06/01/2019        1,016,955
    1,300,000 CANADIAN GOVERNMENT BOND (CAD)                                        4.00      06/01/2016        1,340,414
      500,000 CANADIAN GOVERNMENT BOND (CAD)                                        4.00      06/01/2017          517,827
      850,000 CANADIAN GOVERNMENT BOND (CAD)                                        4.00      06/01/2041          889,848
      500,000 CANADIAN GOVERNMENT BOND (CAD)                                        4.25      06/01/2018          526,778
      400,000 CANADIAN GOVERNMENT BOND (CAD)                                        4.50      06/01/2015          418,673
      700,000 CANADIAN GOVERNMENT BOND (CAD)                                        5.00      06/01/2037          836,311
      300,000 CANADIAN GOVERNMENT BOND (CAD)                                        5.25      06/01/2012          301,370
    1,000,000 CANADIAN GOVERNMENT BOND (CAD)                                        5.25      06/01/2013        1,035,026
    1,000,000 CANADIAN GOVERNMENT BOND (CAD)                                        5.75      06/01/2029        1,242,772
      600,000 CANADIAN GOVERNMENT BOND (CAD)                                        5.75      06/01/2033          766,549
       95,000 CANADIAN GOVERNMENT BOND (CAD)                                        8.00      06/01/2023          135,469
      593,000 CANADIAN GOVERNMENT BOND (CAD)                                        8.00      06/01/2027          887,623
      500,000 CERT DI CREDITO DEL TES (EUR)##                                       1.40      02/29/2012          618,323
    3,000,000 DENMARK GOVERNMENT BOND (DKK)                                         4.00      11/15/2012          545,439
    3,925,000 DENMARK GOVERNMENT BOND (DKK)                                         4.00      11/15/2015          750,150
    3,500,000 DENMARK GOVERNMENT BOND (DKK)                                         4.00      11/15/2017          679,243
    3,500,000 DENMARK GOVERNMENT BOND (DKK)                                         4.00      11/15/2019          687,480
    5,000,000 DENMARK GOVERNMENT BOND (DKK)                                         4.50      11/15/2039        1,174,343
    4,000,000 DENMARK GOVERNMENT BOND (DKK)                                         5.00      11/15/2013          765,719
    3,450,000 DENMARK GOVERNMENT BOND (DKK)                                         6.00      11/15/2011          624,511
    1,000,000 DENMARK GOVERNMENT BOND (DKK)                                         7.00      11/10/2024          264,283

                   Wells Fargo Advantage Master Portfolios 89


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOREIGN GOVERNMENT BONDS (continued)
    1,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.00%     07/12/2014    $   1,354,475
    1,500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.00      10/25/2015        2,030,686
      700,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.25      04/25/2016          959,061
    1,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.50      04/25/2015        1,382,634
    1,500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.50      04/25/2020        2,066,214
      500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.75      01/12/2012          660,871
    1,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.75      04/25/2017        1,408,790
      500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.75      10/25/2019          703,837
    1,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.75      04/25/2021        1,405,419
    1,500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      04/25/2013        2,060,625
    1,500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      10/25/2013        2,080,128
    2,700,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      04/25/2014        3,776,428
    2,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      10/25/2014        2,810,761
    1,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      04/25/2018        1,433,691
    1,500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      10/25/2038        2,257,841
      500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      04/25/2055          784,162
      350,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      04/25/2060          553,903
      700,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.25      10/25/2018        1,020,270
    2,250,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.25      04/25/2019        3,288,334
      800,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.25      10/25/2023        1,185,538
      500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.50      07/12/2012          678,594
      350,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.50      04/25/2041          572,070
    2,100,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.75      10/25/2012        2,889,932
    1,900,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.75      04/25/2035        3,134,081
    2,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00      10/25/2011        2,662,620
    2,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00      04/25/2012        2,716,174
      800,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00      10/25/2016        1,198,920
    1,800,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      5.50      04/25/2029        3,108,935
    1,600,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      6.00      10/25/2025        2,825,157
    1,900,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      8.50      10/25/2019        3,634,803
      800,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      8.50      04/25/2023        1,647,973
    1,000,000 FRANCE GOVERNMENT TREASURY BILL (EUR)                                 4.25      10/25/2017        1,453,378
    1,000,000 FRENCH REPUBLIC BOND (EUR)                                            2.50      01/12/2014        1,328,040
      350,000 FRENCH TREASURY NOTE (EUR)                                            2.00      07/12/2015          452,972
    1,000,000 FRENCH TREASURY NOTE (EUR)                                            2.50      01/15/2015        1,327,293
    1,200,000 FRENCH TREASURY NOTE SERIES 5 (EUR)                                   3.75      01/12/2013        1,627,530
    1,200,000 GERMANY GOVERNMENT BOND (EUR)                                         3.75      01/04/2017        1,717,555
    1,000,000 GERMANY GOVERNMENT BOND (EUR)                                         4.00      01/04/2018        1,458,605
    2,000,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.75      09/15/2011        2,595,785
    1,700,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.75      12/15/2013        2,253,511
    1,800,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.75      08/01/2015        2,395,605
    1,425,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.75      08/01/2016        1,896,485
      500,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.75      08/01/2021          633,948
    2,500,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.00      04/15/2012        3,281,418
    1,000,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.00      02/01/2017        1,341,296
    1,500,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.00      02/01/2037        1,758,500
    1,300,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25      08/01/2014        1,758,215
    1,300,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25      02/01/2015        1,763,569
    2,750,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25      02/01/2019        3,676,262
    1,000,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.50      02/01/2018        1,366,020
    1,000,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.50      03/01/2019        1,355,781
      800,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.50      02/01/2020        1,081,928
    1,900,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.75      02/01/2013        2,561,416
    2,000,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.75      08/01/2023        2,701,778
    1,317,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.00      02/01/2012        1,746,776

                   90 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOREIGN GOVERNMENT BONDS (continued)
      900,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.00%     08/01/2034    $   1,215,777
    1,400,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.00      08/01/2039        1,896,053
    1,000,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.25      08/01/2017        1,433,324
    1,700,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.25      11/01/2029        2,362,757
    1,000,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.75      02/01/2033        1,473,812
    1,425,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               6.00      05/01/2031        2,146,647
    1,500,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               6.50      11/01/2027        2,358,017
      800,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               7.25      11/01/2026        1,340,883
      230,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               9.00      11/01/2023          432,083
  500,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 60 (JPY)                       1.20      09/20/2011        6,018,355
  500,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 63 (JPY)                       1.20      03/20/2012        6,051,047
  500,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 69 (JPY)                       0.90      12/20/2012        6,057,779
  250,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 70 (JPY)                       0.80      03/20/2013        3,026,839
  275,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 79 (JPY)                       0.70      12/20/2013        3,332,155
  150,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 81 (JPY)                       0.80      03/20/2014        1,825,661
   75,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 82 (JPY)                       0.90      03/20/2014          915,663
  150,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 83 (JPY)                       0.90      06/20/2014        1,833,228
  500,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 84 (JPY)                       0.70      06/20/2014        6,065,784
  350,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 85 (JPY)                       0.70      09/20/2014        4,247,890
  150,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 86 (JPY)                       0.60      09/20/2014        1,813,341
  470,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 87 (JPY)                       0.50      12/20/2014        5,658,456
  500,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 88 (JPY)                       0.50      03/20/2015        6,018,141
  300,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 89 (JPY)                       0.40      06/20/2015        3,592,594
   50,000,000 JAPAN GOVERNMENT FORTY YEAR BOND SERIES 3 (JYP)                       2.20      03/20/2050          662,490
  300,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 235 (JPY)                       1.40      12/20/2011        3,629,864
  470,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                       1.50      12/20/2011        5,694,754
  200,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                       1.50      03/20/2012        2,431,422
  500,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                       1.30      06/20/2012        6,077,824
  410,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                       1.10      09/20/2012        4,978,042
  570,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                       0.70      03/20/2013        6,883,973
  700,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                       1.60      09/20/2013        8,705,614
  400,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 256 (JPY)                       1.40      12/20/2013        4,954,653
  500,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                       1.50      03/20/2014        6,228,324
  500,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 261 (JPY)                       1.80      06/20/2014        6,310,850
  250,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 264 (JPY)                       1.50      09/20/2014        3,128,750
  350,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                       1.50      12/20/2014        4,387,998
  300,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                       1.30      03/20/2015        3,736,523
  200,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 270 (JPY)                       1.30      06/20/2015        2,497,050
  330,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 273 (JPY)                       1.50      09/20/2015        4,163,130
  500,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 276 (JPY)                       1.60      12/20/2015        6,353,279
  370,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                       1.60      03/20/2016        4,710,099
  100,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 279 (JPY)                       2.00      03/20/2016        1,299,125
  400,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 280 (JPY)                       1.90      06/20/2016        5,182,878
  150,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 282 (JPY)                       1.70      09/20/2016        1,926,447
  480,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                       1.70      12/20/2016        6,172,688
  450,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                       1.70      03/20/2017        5,793,500
  400,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 288 (JPY)                       1.70      09/20/2017        5,158,200
  440,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 289 (JPY)                       1.50      12/20/2017        5,598,354
  200,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 292 (JPY)                       1.70      03/20/2018        2,577,707
  300,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 293 (JPY)                       1.80      06/20/2018        3,891,426
  400,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 296 (JPY)                       1.50      09/20/2018        5,073,306
  200,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 297 (JPY)                       1.40      12/20/2018        2,519,086
  300,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 298 (JPY)                       1.30      12/20/2018        3,741,026
  300,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 299 (JPY)                       1.30      03/20/2019        3,738,287
  200,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 300 (JPY)                       1.50      03/20/2019        2,527,480

                   Wells Fargo Advantage Master Portfolios 91


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOREIGN GOVERNMENT BONDS (continued)
  320,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 301 (JPY)                       1.50%     06/20/2019    $   4,035,188
  250,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 302 (JPY)                       1.40      06/20/2019        3,127,268
  370,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 303 (JPY)                       1.40      09/20/2019        4,593,325
  380,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 304 (JPY)                       1.30      09/20/2019        4,702,298
  525,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 305 (JPY)                       1.30      12/20/2019        6,481,110
  450,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 306 (JPY)                       1.40      03/20/2020        5,589,786
  150,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 307 (JPY)                       1.30      03/20/2020        1,846,994
  200,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 308 (JPY)                       1.30      06/20/2020        2,455,824
  150,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 309 (JPY)                       1.10      06/20/2020        1,808,567
  320,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 64 (JPY)                        1.90      09/20/2023        4,090,241
  100,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 1 (JPY)                      2.30      03/20/2040        1,335,798
  140,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                     2.30      03/20/2035        1,847,692
  190,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                     2.30      12/20/2036        2,516,013
  110,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 26 (JPY)                     2.40      03/20/2037        1,485,031
  100,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 27 (JPY)                     2.50      09/20/2037        1,379,992
  150,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 28 (JPY)                     2.50      03/20/2038        2,068,991
  120,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 29 (JPY)                     2.40      09/20/2038        1,626,222
  200,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 3 (JPY)                      2.30      05/20/2030        2,635,022
  210,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 30 (JPY)                     2.30      03/20/2039        2,793,642
  135,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 31 (JPY)                     2.20      09/20/2039        1,761,322
  250,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 100 (JPY)                    2.20      03/20/2028        3,271,054
  200,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 105 (JPY)                    2.10      09/20/2028        2,570,958
  150,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 108 (JPY)                    1.90      12/20/2028        1,869,960
  230,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 110 (JPY)                    2.10      03/20/2029        2,950,943
  280,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 112 (JPY)                    2.10      06/20/2029        3,594,275
  200,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 113 (JPY)                    2.10      09/20/2029        2,560,705
  200,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 114 (JPY)                    2.10      12/20/2029        2,558,741
  120,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 115 (JPY)                    2.20      12/20/2029        1,558,774
  100,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 116 (JPY)                    2.20      03/20/2030        1,298,169
  200,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 117 (JPY)                    2.10      03/20/2030        2,556,731
   70,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 118 (JPY)                    2.00      06/20/2030          880,087
  100,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                     3.70      09/21/2015        1,393,245
  200,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                     1.50      03/20/2019        2,527,480
  300,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 50 (JPY)                     1.90      03/22/2021        3,869,407
  135,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                     2.40      06/20/2024        1,820,324
  230,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                     2.00      12/20/2024        2,959,739
  175,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 82 (JPY)                     2.10      09/20/2025        2,274,840
  150,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 84 (JPY)                     2.00      12/20/2025        1,916,465
  150,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                     2.20      09/20/2026        1,966,552
  230,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                     2.10      12/20/2026        2,969,620
  420,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                     2.00      03/20/2027        5,375,095
  200,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 97 (JPY)                     2.20      09/20/2027        2,617,300
  200,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 99 (JPY)                     2.10      12/20/2027        2,579,226
  300,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 286 (JPY)                       0.30      11/15/2011        3,578,903
   60,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 17 (JPY)                        2.40      12/20/2034          807,087
  200,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 284 (JPY)                       0.30      09/15/2011        2,385,216
  300,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 287 (JPY)                       0.30      12/15/2011        3,579,449
  400,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 288 (JPY)                       0.20      01/15/2012        4,766,813
  150,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 289 (JPY)                       0.20      02/15/2012        1,787,675
  150,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 290 (JPY)                       0.20      03/15/2012        1,787,787
  200,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 291 (JPY)                       0.20      04/15/2012        2,383,873
  500,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 292 (JPY)                       0.20      05/15/2012        5,960,058
  120,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 293 (JPY)                       0.20      06/15/2012        1,430,505
  400,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 64 (JPY)                        1.50      06/20/2012        4,879,324
  200,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 67 (JPY)                        1.30      09/20/2012        2,438,024

                   92 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOREIGN GOVERNMENT BONDS (continued)
      500,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     1.75%     01/15/2013    $     648,940
    1,000,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     2.50      01/15/2012        1,300,136
      950,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     2.75      01/15/2015        1,277,483
    1,000,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     3.50      07/15/2020        1,400,134
    1,500,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     3.75      07/15/2014        2,090,678
      500,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     3.75      01/15/2023          719,146
      850,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     4.00      07/15/2016        1,217,970
    1,000,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     4.00      07/15/2018        1,448,442
      500,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     4.00      07/15/2019          726,629
      953,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     4.00      01/15/2037        1,492,451
    1,000,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     4.25      07/15/2013        1,390,782
      500,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     4.50      07/15/2017          740,340
      810,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     5.50      01/15/2028        1,429,158
       85,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     7.50      01/15/2023          165,950
    1,000,000 SPAIN GOVERNMENT BOND (EUR)                                           2.75      04/30/2012        1,282,419
      400,000 SPAIN GOVERNMENT BOND (EUR)                                           3.00      04/30/2015          504,292
      500,000 SPAIN GOVERNMENT BOND (EUR)                                           3.90      10/31/2012          654,560
      500,000 SPAIN GOVERNMENT BOND (EUR)                                           4.20      07/30/2013          662,930
      350,000 SPAIN GOVERNMENT BOND (EUR)                                           4.20      01/31/2037          403,947
      752,000 SPAIN GOVERNMENT BOND (EUR)                                           4.40      01/31/2015        1,005,815
    2,000,000 SPAIN GOVERNMENT BOND (EUR)                                           4.75      07/30/2014        2,713,031
      500,000 SPAIN GOVERNMENT BOND (EUR)                                           4.80      01/31/2024          663,944
      800,000 SPAIN GOVERNMENT BOND (EUR)                                           4.90      07/30/2040        1,028,876
    1,050,000 SPAIN GOVERNMENT BOND (EUR)                                           5.00      07/30/2012        1,400,337
    1,500,000 SPAIN GOVERNMENT BOND (EUR)                                           5.35      10/31/2011        1,978,907
    1,100,000 SPAIN GOVERNMENT BOND (EUR)                                           5.50      07/30/2017        1,549,473
    1,250,000 SPAIN GOVERNMENT BOND (EUR)                                           5.75      07/30/2032        1,802,442
    1,100,000 SPAIN GOVERNMENT BOND (EUR)                                           6.00      01/31/2029        1,624,400
      650,000 SPAIN GOVERNMENT BOND (EUR)                                           6.15      01/31/2013          894,387
    5,300,000 SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                              6.75      05/05/2014          847,213
    1,640,000 SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                              5.00      12/01/2020          276,789
    3,500,000 SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                              3.00      07/12/2016          501,981
    9,000,000 SWEDEN GOVERNMENT BOND SERIES 1052 (SEK)                              4.25      03/12/2019        1,414,201
    1,000,000 SWEDISH GOVERNMENT BOND (SEK)                                         3.50      03/30/2039          152,590
    2,000,000 SWEDISH GOVERNMENT BOND (SEK)                                         3.75      08/12/2017          300,489
    1,300,000 SWEDISH GOVERNMENT BOND (SEK)                                         4.50      08/12/2015          198,216
    1,000,000 SWEDISH GOVERNMENT BOND (SEK)                                         5.50      10/08/2012          146,981
      750,000 UNITED KINGDOM GILT (EUR)                                             3.75      09/07/2020        1,232,273
      500,000 UNITED KINGDOM GILT (EUR)                                             4.25      12/07/2040          823,877
    2,750,000 UNITED KINGDOM GILT (GBP)                                             2.25      03/07/2014        4,368,569
    2,200,000 UNITED KINGDOM GILT (GBP)                                             2.75      01/22/2015        3,535,580
    1,500,000 UNITED KINGDOM GILT (GBP)                                             3.25      12/07/2011        2,378,048
    2,200,000 UNITED KINGDOM GILT (GBP)                                             3.75      09/07/2019        3,634,473
    1,500,000 UNITED KINGDOM GILT (GBP)                                             4.00      09/07/2016        2,555,737
      800,000 UNITED KINGDOM GILT (GBP)                                             4.00      03/07/2022        1,329,209
    1,000,000 UNITED KINGDOM GILT (GBP)                                             4.00      01/22/2060        1,601,821
    1,400,000 UNITED KINGDOM GILT (GBP)                                             4.25      12/07/2027        2,335,305
    1,050,000 UNITED KINGDOM GILT (GBP)                                             4.25      06/07/2032        1,736,100
    1,300,000 UNITED KINGDOM GILT (GBP)                                             4.25      03/07/2036        2,140,087
      500,000 UNITED KINGDOM GILT (GBP)                                             4.25      09/07/2039          824,682
    1,600,000 UNITED KINGDOM GILT (GBP)                                             4.25      12/07/2046        2,662,908
    1,000,000 UNITED KINGDOM GILT (GBP)                                             4.25      12/07/2049        1,671,909
    1,175,000 UNITED KINGDOM GILT (GBP)                                             4.25      12/07/2055        1,981,432
    1,750,000 UNITED KINGDOM GILT (GBP)                                             4.50      03/07/2013        2,927,935
    1,500,000 UNITED KINGDOM GILT (GBP)                                             4.50      03/07/2019        2,618,540

                   Wells Fargo Advantage Master Portfolios 93


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOREIGN GOVERNMENT BONDS (continued)
      600,000 UNITED KINGDOM GILT (GBP)                                             4.50%     09/07/2034    $   1,023,638
      900,000 UNITED KINGDOM GILT (GBP)                                             4.50      12/07/2042        1,554,823
    1,275,000 UNITED KINGDOM GILT (GBP)                                             4.75      09/07/2015        2,239,877
    1,600,000 UNITED KINGDOM GILT (GBP)                                             4.75      03/07/2020        2,844,247
    1,250,000 UNITED KINGDOM GILT (GBP)                                             4.75      12/07/2030        2,203,952
    1,100,000 UNITED KINGDOM GILT (GBP)                                             4.75      12/07/2038        1,964,698
    1,400,000 UNITED KINGDOM GILT (GBP)                                             5.00      03/07/2012        2,288,112
    1,585,000 UNITED KINGDOM GILT (GBP)                                             5.00      09/07/2014        2,769,646
    1,000,000 UNITED KINGDOM GILT (GBP)                                             5.00      03/07/2018        1,803,834
      800,000 UNITED KINGDOM GILT (GBP)                                             5.00      03/07/2025        1,454,796
    1,300,000 UNITED KINGDOM GILT (GBP)                                             5.25      06/07/2012        2,152,069
    1,500,000 UNITED KINGDOM GILT (GBP)                                             6.00      12/07/2028        3,051,811
      600,000 UNITED KINGDOM GILT (GBP)                                             8.00      12/07/2015        1,208,550
    1,600,000 UNITED KINGDOM GILT (GBP)                                             8.00      06/07/2021        3,609,158
      200,000 UNITED KINGDOM GILT (GBP)                                             8.75      08/25/2017          436,094
TOTAL FOREIGN GOVERNMENT BONDS (COST $674,968,519)                                                            717,382,603
                                                                                                            -------------
MUNICIPAL BONDS & NOTES: 0.00%
NEVADA: 0.00%
$      50,000 COUNTY OF CLARK NV BUILD AMERICA BONDS SERIES B (AIRPORT
              REVENUE)                                                              6.88      07/01/2042           52,614
                                                                                                            -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $50,000)                                                                       52,614
                                                                                                            -------------
AGENCY SECURITIES: 27.46%
FEDERAL FARM CREDIT BANK: 0.12%
      250,000 FFCB                                                                  1.13      10/03/2011          251,807
      300,000 FFCB                                                                  1.75      02/21/2013          306,196
      250,000 FFCB                                                                  1.88      12/07/2012          256,360
    2,600,000 FFCB                                                                  2.63      04/17/2014        2,735,541
                                                                                                                3,549,904
                                                                                                            -------------
FEDERAL HOME LOAN BANK: 0.44%
      830,000 FHLB                                                                  1.13      05/18/2012          837,724
      750,000 FHLB                                                                  1.63      11/21/2012          764,789
      500,000 FHLB                                                                  1.63      03/20/2013          510,257
    2,500,000 FHLB                                                                  1.75      08/22/2012        2,553,253
      250,000 FHLB                                                                  1.88      11/19/2012          250,794
      700,000 FHLB                                                                  1.88      06/21/2013          719,702
      250,000 FHLB                                                                  2.50      10/15/2013          250,543
    1,500,000 FHLB                                                                  3.38      02/27/2013        1,595,052
    1,000,000 FHLB                                                                  4.88      09/08/2017        1,166,322
    1,000,000 FHLB                                                                  5.00      11/17/2017        1,183,122
      100,000 FHLB                                                                  5.13      08/14/2013          112,409
      100,000 FHLB                                                                  5.38      09/30/2022          120,691
      800,000 FHLB #363                                                             4.50      11/15/2012          865,962
      400,000 FHLB #467                                                             5.25      06/18/2014          460,804
    1,250,000 FHLB #656                                                             5.38      05/18/2016        1,492,338
                                                                                                               12,883,762
                                                                                                            -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.55%
      300,000 FHLMC                                                                 1.88      06/20/2012          306,807
    3,000,000 FHLMC                                                                 3.63      09/16/2011        3,104,793
    1,500,000 FHLMC                                                                 5.50      08/13/2014        1,744,797
      250,000 FHLMC                                                                 5.50      07/15/2036          310,555

                   94 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     400,000 FHLMC                                                                 1.13%     12/15/2011    $     403,525
      150,000 FHLMC                                                                 1.13      04/25/2012          151,394
      250,000 FHLMC                                                                 1.45      02/24/2014          250,679
      200,000 FHLMC                                                                 1.50      09/10/2012          200,045
    2,000,000 FHLMC                                                                 1.63      04/15/2013        2,040,652
      600,000 FHLMC                                                                 2.00      04/27/2012          605,612
    4,000,000 FHLMC                                                                 2.13      03/23/2012        4,097,828
    2,000,000 FHLMC                                                                 2.13      09/21/2012        2,058,620
      250,000 FHLMC                                                                 2.13      10/07/2013          251,833
      250,000 FHLMC                                                                 2.13      08/25/2015          250,728
      500,000 FHLMC                                                                 2.50      04/08/2013          506,079
      800,000 FHLMC                                                                 2.50      01/07/2014          838,072
    1,250,000 FHLMC                                                                 2.50      04/23/2014        1,311,470
    2,750,000 FHLMC                                                                 2.88      02/09/2015        2,918,182
    1,000,000 FHLMC                                                                 3.00      07/28/2014        1,067,793
      200,000 FHLMC                                                                 3.00      12/30/2014          201,834
    2,000,000 FHLMC                                                                 3.75      06/28/2013        2,163,990
      900,000 FHLMC                                                                 3.75      03/27/2019          979,089
    3,000,000 FHLMC%%                                                               4.00      07/15/2040        3,101,250
    5,000,000 FHLMC%%                                                               4.50      05/15/2039        5,243,750
    2,000,000 FHLMC                                                                 4.63      10/25/2012        2,167,986
    2,000,000 FHLMC                                                                 4.75      11/17/2015        2,302,968
      800,000 FHLMC                                                                 4.88      11/15/2013          899,138
    1,700,000 FHLMC                                                                 4.88      06/13/2018        1,992,198
      812,687 FHLMC                                                                 5.00      10/01/2024          864,840
    1,200,000 FHLMC                                                                 5.13      07/15/2012        1,302,834
      650,000 FHLMC                                                                 5.25      04/18/2016          768,906
      650,000 FHLMC                                                                 5.50      07/18/2016          780,135
    2,000,000 FHLMC                                                                 5.50      08/23/2017        2,411,342
    5,000,000 FHLMC%%                                                               5.50      12/15/2037        5,335,940
      150,000 FHLMC                                                                 5.55      10/04/2016          157,790
    1,000,000 FHLMC                                                                 6.00      04/16/2037        1,077,118
    5,000,000 FHLMC%%                                                               6.00      12/15/2037        5,373,440
      200,000 FHLMC                                                                 6.25      07/15/2032          271,970
      300,000 FHLMC                                                                 6.75      03/15/2031          424,319
    2,838,571 FHLMC #A87994                                                         5.00      08/01/2039        3,016,129
   18,639,798 FHLMC #A87997                                                         5.00      08/01/2039       19,833,547
      947,353 FHLMC #G08368                                                         4.50      10/01/2039          994,918
       75,016 FHLMC #G13232                                                         5.00      06/01/2023           79,837
    2,171,157 FHLMC #1J1139+/-                                                      4.71      06/01/2038        2,294,583
      271,377 FHLMC #1J1368+/-                                                      5.58      10/01/2036          286,589
    2,396,258 FHLMC #1Q0612+/-                                                      5.53      08/01/2038        2,560,316
      361,377 FHLMC #783191+/-                                                      5.63      04/01/2037          385,260
    4,801,867 FHLMC #A11964                                                         5.00      08/01/2033        5,145,751
    1,004,959 FHLMC #A15183                                                         6.00      11/01/2033        1,101,182
      718,002 FHLMC #A15966                                                         5.00      11/01/2033          769,422
    1,026,911 FHLMC #A16693                                                         5.50      12/01/2033        1,108,685
      720,093 FHLMC #A19717                                                         5.00      03/01/2034          770,537
    1,540,083 FHLMC #A24888                                                         6.00      07/01/2034        1,677,917
    1,444,212 FHLMC #A29757                                                         5.50      01/01/2035        1,551,092
    1,279,240 FHLMC #A35253                                                         5.50      06/01/2035        1,373,911
    2,328,599 FHLMC #A35743                                                         5.00      07/01/2035        2,482,990
      843,857 FHLMC #A36541                                                         5.00      08/01/2035          899,806
      772,961 FHLMC #A41694                                                         5.50      01/01/2036          830,165
    2,004,545 FHLMC #A43030                                                         6.00      02/01/2036        2,161,397

                   Wells Fargo Advantage Master Portfolios 95


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$   2,123,148 FHLMC #A47041                                                         5.00%     09/01/2035    $   2,297,632
      244,664 FHLMC #A54804                                                         6.50      06/01/2036          266,676
      498,069 FHLMC #A55537                                                         5.00      12/01/2036          529,847
    1,018,376 FHLMC #A56988                                                         5.50      02/01/2037        1,088,115
      209,104 FHLMC #A58285                                                         6.00      03/01/2037          225,139
    1,438,134 FHLMC #A58420                                                         5.50      03/01/2037        1,536,618
      493,643 FHLMC #A64581                                                         6.00      08/01/2037          531,499
      555,038 FHLMC #A64624                                                         6.00      08/01/2037          597,601
      466,780 FHLMC #A64825                                                         6.00      08/01/2037          502,575
      681,160 FHLMC #A65018                                                         6.00      08/01/2037          733,395
       43,659 FHLMC #A65173                                                         6.00      09/01/2037           47,007
      541,899 FHLMC #A65773                                                         6.00      09/01/2037          583,455
      460,597 FHLMC #A66706                                                         6.00      10/01/2037          495,918
      903,905 FHLMC #A68939                                                         6.00      11/01/2037          973,221
      289,493 FHLMC #A69303                                                         6.00      11/01/2037          311,693
      603,116 FHLMC #A71048                                                         6.00      12/01/2037          649,366
      504,126 FHLMC #A75076                                                         6.50      03/01/2038          548,428
    1,920,156 FHLMC #A77194                                                         5.50      05/01/2038        2,051,649
      348,874 FHLMC #A77988                                                         6.00      06/01/2038          375,336
      387,794 FHLMC #A78253                                                         6.00      06/01/2038          417,208
      805,165 FHLMC #A79523                                                         6.00      07/01/2038          866,236
      133,276 FHLMC #A79972                                                         6.00      08/01/2038          143,384
      578,636 FHLMC #A80659                                                         5.00      02/01/2037          615,555
      862,099 FHLMC #A80882                                                         6.00      08/01/2038          927,487
    1,404,416 FHLMC #A80985                                                         6.00      08/01/2038        1,510,938
      613,125 FHLMC #A81606                                                         6.00      09/01/2038          659,629
      972,530 FHLMC #A81619                                                         6.00      09/01/2038        1,046,295
      876,139 FHLMC #A81884                                                         5.50      09/01/2038          936,138
      384,320 FHLMC #A82134                                                         6.00      10/01/2038          413,470
       11,704 FHLMC #A83580                                                         6.00      12/01/2038           12,592
      919,269 FHLMC #A85636                                                         6.00      04/01/2039          988,902
    1,926,593 FHLMC #A85718                                                         4.00      04/01/2039        2,002,184
    1,898,239 FHLMC #A86314                                                         4.00      05/01/2039        1,965,073
      487,287 FHLMC #A86755                                                         4.00      06/01/2039          504,444
    7,645,384 FHLMC #A86951                                                         4.50      06/01/2039        8,029,246
       19,832 FHLMC #A86958                                                         6.00      06/01/2039           21,337
      426,277 FHLMC #A87820                                                         6.00      08/01/2039          458,567
    4,794,570 FHLMC #A88483                                                         5.00      09/01/2039        5,101,786
      409,278 FHLMC #A88938                                                         6.00      09/01/2039          440,280
    4,842,653 FHLMC #A88958                                                         4.50      09/01/2039        5,085,794
       18,321 FHLMC #A89388                                                         6.00      10/01/2039           19,709
    2,346,411 FHLMC #A89607                                                         5.50      11/01/2039        2,506,860
    4,975,239 FHLMC #A90319                                                         5.00      12/01/2039        5,286,451
    4,941,351 FHLMC #A90590                                                         4.50      01/01/2040        5,189,448
    5,536,175 FHLMC #A91526                                                         4.50      03/01/2040        5,814,137
      444,446 FHLMC #C03063                                                         6.50      10/01/2037          483,737
   11,525,502 FHLMC #C03466                                                         5.50      03/01/2040       12,314,776
    2,893,444 FHLMC #E01425                                                         4.50      08/01/2018        3,068,781
      266,563 FHLMC #E95352                                                         4.50      04/01/2018          284,850
    1,120,617 FHLMC #G01740                                                         5.50      12/01/2034        1,206,350
      762,298 FHLMC #G02074                                                         5.50      02/01/2036          818,712
      344,511 FHLMC #G02184                                                         5.00      04/01/2036          367,353
      730,177 FHLMC #G02386                                                         6.00      11/01/2036          787,312
      296,754 FHLMC #G02422                                                         6.00      12/01/2036          319,974
    1,224,653 FHLMC #G02478                                                         5.50      12/01/2036        1,311,457

                   96 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     928,487 FHLMC #G02744                                                         6.00%     03/01/2037    $   1,001,140
      124,649 FHLMC #G03120                                                         6.00      08/01/2037          134,208
      616,412 FHLMC #G03303                                                         4.50      09/01/2035          651,599
      272,188 FHLMC #G03392                                                         6.00      10/01/2037          293,061
    2,715,328 FHLMC #G03616                                                         6.00      12/01/2037        2,923,554
      234,538 FHLMC #G03734                                                         6.00      01/01/2038          252,524
      589,290 FHLMC #G04051                                                         6.00      02/01/2038          633,986
      148,388 FHLMC #G04063                                                         6.00      02/01/2038          159,768
    3,109,594 FHLMC #G04162                                                         5.50      04/01/2038        3,322,541
      554,716 FHLMC #G04173                                                         6.50      12/01/2037          603,755
      416,295 FHLMC #G04316                                                         6.00      05/01/2038          448,219
    1,065,994 FHLMC #G04378                                                         6.50      03/01/2038        1,160,233
    1,749,890 FHLMC #G04385                                                         5.50      07/01/2038        1,869,724
      240,667 FHLMC #G04447                                                         6.00      06/01/2038          258,921
    2,315,896 FHLMC #G04448                                                         5.50      07/01/2038        2,474,490
      431,590 FHLMC #G04607                                                         6.00      09/01/2038          464,325
      191,240 FHLMC #G05204                                                         6.00      01/01/2036          209,550
    1,896,290 FHLMC #G05354                                                         5.00      03/01/2039        2,015,096
      250,746 FHLMC #G05369                                                         6.00      03/01/2039          269,765
      144,809 FHLMC #G05411                                                         6.50      01/01/2039          157,611
    4,035,199 FHLMC #G05633                                                         5.50      08/01/2039        4,311,532
    1,502,729 FHLMC #G05669                                                         6.50      04/01/2039        1,635,577
    2,746,403 FHLMC #G05680                                                         6.50      04/01/2039        2,989,197
   14,657,511 FHLMC #G05792                                                         4.50      02/01/2040       15,393,440
       15,193 FHLMC #G08180                                                         6.00      02/01/2037           16,382
      327,225 FHLMC #G08190                                                         4.50      01/01/2037          344,268
      251,054 FHLMC #G08192                                                         5.50      04/01/2037          268,246
       11,761 FHLMC #G08193                                                         6.00      04/01/2037           12,663
      601,113 FHLMC #G11950                                                         4.50      10/01/2018          642,351
    3,123,635 FHLMC #G12491                                                         5.00      01/01/2022        3,329,945
      200,358 FHLMC #G12697                                                         5.50      05/01/2022          215,538
       26,185 FHLMC #G12741                                                         6.00      08/01/2022           28,374
      468,241 FHLMC #G13032                                                         6.00      09/01/2022          507,388
      996,664 FHLMC #G13151                                                         6.00      03/01/2023        1,079,988
      367,831 FHLMC #G13223                                                         4.00      05/01/2023          387,291
    6,211,448 FHLMC #G13300                                                         4.50      05/01/2023        6,580,309
    3,096,580 FHLMC #G13727                                                         5.50      11/01/2017        3,331,840
    1,938,259 FHLMC #G13838                                                         5.00      05/01/2025        2,062,837
      375,616 FHLMC #G18274                                                         6.00      09/01/2023          405,611
      528,564 FHLMC #G18280                                                         5.50      11/01/2023          568,609
      904,018 FHLMC #G18320                                                         4.00      08/01/2024          950,432
        3,441 FHLMC #J02886                                                         6.00      06/01/2021            3,713
      488,311 FHLMC #J04533                                                         6.00      03/01/2022          528,373
       11,623 FHLMC #J04871                                                         6.00      05/01/2022           12,577
      388,937 FHLMC #J05191                                                         6.00      07/01/2022          420,845
       17,036 FHLMC #J05194                                                         5.00      07/01/2022           18,131
      151,138 FHLMC #J05195                                                         5.00      07/01/2022          161,120
      433,699 FHLMC #J05228                                                         5.00      07/01/2022          461,574
      229,259 FHLMC #J05243                                                         5.00      07/01/2022          243,994
      139,181 FHLMC #J05408                                                         5.00      08/01/2022          148,127
      294,679 FHLMC #J05455                                                         5.00      09/01/2022          313,619
      333,207 FHLMC #J08096                                                         5.00      06/01/2023          354,623
       47,653 FHLMC #J08112                                                         5.00      06/01/2023           50,716
      269,418 FHLMC #J08719                                                         4.50      04/01/2024          286,753
       37,548 FHLMC #J08719                                                         5.00      10/01/2023           39,961

                   Wells Fargo Advantage Master Portfolios 97


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$      16,075 FHLMC #J09641                                                         5.00%     04/01/2024    $      17,107
       53,835 FHLMC #J10539                                                         5.00      08/01/2024           57,290
    1,831,949 FHLMC #J10575                                                         4.50      08/01/2024        1,939,306
      919,612 FHLMC #J10903                                                         5.00      10/01/2024          978,626
      671,227 FHLMC #J11159                                                         4.50      11/01/2024          710,563
    1,411,068 FHLMC #J11703                                                         4.50      02/01/2025        1,493,760
    7,220,700 FHLMC #J11824                                                         4.00      03/01/2025        7,591,424
    1,537,458 FHLMC #Z40003                                                         6.00      11/01/2036        1,653,918
      450,000 FHMLC                                                                 1.75      06/15/2012          459,169
      984,366 FHMLC #C03461                                                         4.00      02/01/2040        1,019,024
                                                                                                              279,166,158
                                                                                                            -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 12.64%
      700,000 FNMA                                                                  6.13      03/15/2012          759,578
    2,000,000 FNMA                                                                  0.88      01/12/2012        2,010,056
      390,000 FNMA                                                                  1.00      11/23/2011          392,872
      500,000 FNMA                                                                  1.00      04/04/2012          503,641
      500,000 FNMA                                                                  1.00      09/23/2013          500,728
      700,000 FNMA                                                                  1.25      06/22/2012          708,054
      250,000 FNMA                                                                  1.35      02/24/2014          250,039
      250,000 FNMA                                                                  1.50      07/26/2013          250,290
      250,000 FNMA                                                                  1.55      08/12/2014          249,967
    3,000,000 FNMA                                                                  1.75      08/10/2012        3,063,447
      200,000 FNMA                                                                  1.75      12/28/2012          201,606
    2,500,000 FNMA                                                                  1.75      02/22/2013        2,559,045
    2,000,000 FNMA                                                                  1.75      05/07/2013        2,047,432
      350,000 FNMA                                                                  1.88      04/20/2012          357,520
      500,000 FNMA                                                                  1.88      10/29/2012          500,931
      300,000 FNMA                                                                  2.00      09/28/2012          300,329
      300,000 FNMA##                                                                2.06      06/01/2017          252,102
      500,000 FNMA                                                                  2.13      01/25/2013          502,551
      500,000 FNMA                                                                  2.17      03/21/2013          500,399
    2,500,000 FNMA                                                                  2.50      05/15/2014        2,618,403
      700,000 FNMA                                                                  2.63      11/20/2014          739,603
      500,000 FNMA                                                                  3.00      09/15/2014          500,532
    2,500,000 FNMA                                                                  3.00      09/16/2014        2,668,160
      500,000 FNMA                                                                  3.00      10/29/2014          502,091
      250,000 FNMA                                                                  3.00      03/09/2015          250,151
      100,000 FNMA                                                                  3.13      01/21/2015          100,923
      500,000 FNMA                                                                  4.00      01/20/2017          506,614
    1,500,000 FNMA                                                                  4.38      09/15/2012        1,611,974
    3,500,000 FNMA                                                                  4.38      03/15/2013        3,811,150
    3,000,000 FNMA%%                                                                4.50      05/25/2039        3,150,000
      200,000 FNMA##                                                                4.60      10/09/2019          131,846
      600,000 FNMA                                                                  4.63      10/15/2013          667,432
      950,000 FNMA                                                                  4.88      12/15/2016        1,107,467
    1,500,000 FNMA                                                                  5.00      10/15/2011        1,577,496
      500,000 FNMA                                                                  5.00      02/13/2017          586,126
    1,200,000 FNMA                                                                  5.00      05/11/2017        1,412,604
    2,000,000 FNMA%%                                                                5.00      10/25/2035        2,123,750
    2,821,103 FNMA                                                                  5.00      10/01/2039        2,999,773
    1,200,000 FNMA                                                                  5.25      08/01/2012        1,298,592
    1,500,000 FNMA                                                                  5.38      06/12/2017        1,798,538
    1,000,000 FNMA                                                                  5.38      04/11/2022        1,064,429
      200,000 FNMA                                                                  5.45      10/18/2021          234,399

                   98 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      75,000 FNMA                                                                  5.63%     11/15/2021    $      79,044
      150,000 FNMA                                                                  5.63      07/15/2037          189,618
      200,000 FNMA                                                                  6.21      08/06/2038          271,024
    1,300,000 FNMA                                                                  6.63      11/15/2030        1,807,823
      500,000 FNMA                                                                  7.13      01/15/2030          726,361
    1,300,000 FNMA                                                                  7.25      05/15/2030        1,913,123
    3,001,038 FNMA #995838                                                          5.50      05/01/2039        3,212,647
      384,940 FNMA #190360                                                          5.00      08/01/2035          411,004
    4,711,016 FNMA #190396                                                          4.50      06/01/2039        4,954,173
       44,480 FNMA #253879                                                          6.00      07/01/2016           48,060
      746,329 FNMA #254950                                                          5.50      11/01/2033          806,576
      428,017 FNMA #255407                                                          5.00      09/01/2024          458,130
      388,870 FNMA #255857                                                          5.50      08/01/2025          419,067
      434,007 FNMA #256702                                                          4.50      03/01/2022          462,449
      129,820 FNMA #256758                                                          4.50      05/01/2022          138,003
      178,019 FNMA #256851                                                          7.00      08/01/2037          198,081
      252,713 FNMA #257084                                                          6.00      01/01/2018          273,269
      235,327 FNMA #310044                                                          6.00      04/01/2014          253,912
       55,725 FNMA #323099                                                          6.00      04/01/2013           60,123
       28,225 FNMA #323250                                                          6.00      08/01/2013           29,739
      167,450 FNMA #535733                                                          6.50      08/01/2015          181,390
      604,265 FNMA #545414                                                          5.50      01/01/2017          654,250
      485,802 FNMA #725690                                                          6.00      08/01/2034          530,191
      340,069 FNMA #725773                                                          5.50      09/01/2034          366,777
      872,576 FNMA #729333                                                          5.50      07/01/2033          943,015
    9,819,773 FNMA #735141                                                          5.50      01/01/2035       10,590,988
    9,175,105 FNMA #735382                                                          5.00      04/01/2035        9,825,008
      579,605 FNMA #745526                                                          6.00      05/01/2021          627,518
      481,235 FNMA #745627+/-                                                       5.50      04/01/2036          513,897
    2,106,440 FNMA #745886                                                          5.50      04/01/2036        2,266,608
      105,142 FNMA #753669                                                          6.00      11/01/2033          115,472
    1,246,203 FNMA #767097                                                          4.00      06/01/2019        1,328,099
      685,330 FNMA #775199+/-                                                       4.28      05/01/2034          715,767
      671,307 FNMA #776966                                                          5.00      04/01/2034          718,858
    1,969,736 FNMA #777075                                                          5.00      04/01/2034        2,111,721
      378,679 FNMA #779510                                                          5.00      06/01/2019          405,583
    1,222,372 FNMA #783852                                                          5.50      07/01/2034        1,318,374
    1,849,781 FNMA #793607                                                          5.00      09/01/2019        1,981,203
      436,051 FNMA #793675                                                          6.00      09/01/2034          475,894
      514,801 FNMA #794514                                                          5.00      10/01/2019          551,376
      353,848 FNMA #795047                                                          5.50      10/01/2034          381,638
      417,921 FNMA #796334                                                          6.00      10/01/2034          456,108
      514,546 FNMA #804666                                                          6.00      11/01/2034          561,561
    1,222,401 FNMA #805412                                                          5.50      01/01/2035        1,315,349
      482,868 FNMA #811460                                                          5.00      06/01/2020          516,572
      268,512 FNMA #812338                                                          6.00      03/01/2035          291,032
       71,985 FNMA #821030                                                          4.50      05/01/2035           76,094
      158,225 FNMA #822651                                                          4.50      04/01/2035          167,257
    1,972,316 FNMA #824601                                                          5.50      12/01/2034        2,127,216
    3,114,615 FNMA #826590                                                          5.00      06/01/2035        3,325,500
      378,912 FNMA #828346                                                          5.00      07/01/2035          404,567
      126,648 FNMA #828698                                                          5.00      07/01/2035          135,223
      448,834 FNMA #829190                                                          5.00      07/01/2035          479,224
      257,877 FNMA #830177                                                          6.00      11/01/2038          277,894
      426,032 FNMA #830957                                                          5.50      08/01/2035          458,426

                   Wells Fargo Advantage Master Portfolios 99


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     366,403 FNMA #831406                                                          6.00%     03/01/2036    $     395,760
      518,485 FNMA #831625                                                          7.00      06/01/2036          576,894
      636,267 FNMA #831697                                                          6.00      09/01/2036          687,247
       34,434 FNMA #832199                                                          4.50      07/01/2035           36,399
    1,040,847 FNMA #834657                                                          5.50      08/01/2035        1,119,990
    1,730,817 FNMA #835284                                                          5.50      09/01/2035        1,862,423
    2,136,119 FNMA #835331                                                          5.50      08/01/2035        2,298,543
      238,032 FNMA #836068                                                          4.50      10/01/2020          254,003
      421,551 FNMA #836958                                                          4.50      10/01/2035          445,615
    2,047,123 FNMA #839064                                                          6.00      01/01/2036        2,218,821
      972,421 FNMA #843901                                                          4.50      09/01/2035        1,027,930
    3,436,297 FNMA #844158                                                          5.00      11/01/2035        3,668,963
    3,281,113 FNMA #844703                                                          5.50      12/01/2035        3,530,599
      164,895 FNMA #845782                                                          4.50      10/01/2020          175,959
      308,174 FNMA #847926                                                          4.50      12/01/2020          328,851
      813,269 FNMA #851264                                                          5.50      05/01/2021          884,950
    2,292,745 FNMA #865283                                                          5.50      02/01/2036        2,458,480
      814,114 FNMA #868424+/-                                                       5.64      03/01/2036          873,147
      426,786 FNMA #872244                                                          6.00      05/01/2021          462,200
      308,428 FNMA #878198                                                          5.50      09/01/2036          330,724
      110,824 FNMA #884631                                                          6.50      06/01/2036          121,002
      593,658 FNMA #885593                                                          6.00      09/01/2036          641,223
      480,322 FNMA #888221                                                          5.50      03/01/2037          515,043
    2,642,243 FNMA #888645                                                          5.00      08/01/2037        2,809,998
      403,870 FNMA #888815                                                          4.50      11/01/2022          430,337
      324,881 FNMA #888890                                                          6.50      10/01/2037          354,718
      294,473 FNMA #892546                                                          6.00      09/01/2021          318,908
    1,370,068 FNMA #895995                                                          6.50      07/01/2036        1,495,898
      576,728 FNMA #897130                                                          6.50      09/01/2036          629,696
      237,141 FNMA #899953                                                          6.00      12/01/2037          255,771
       86,204 FNMA #900959                                                          6.50      09/01/2036           94,121
    1,569,294 FNMA #902738                                                          5.00      11/01/2036        1,672,606
       99,073 FNMA #904767+/-                                                       5.45      12/01/2036          105,611
    1,513,328 FNMA #907051+/-                                                       5.56      10/01/2037        1,609,589
      307,490 FNMA #907860+/-                                                       5.50      02/01/2037          325,493
      299,564 FNMA #908182                                                          5.50      12/01/2021          322,800
    1,071,609 FNMA #908249                                                          6.50      12/01/2036        1,170,028
      616,882 FNMA #909855                                                          5.50      02/01/2037          672,079
      460,552 FNMA #910093+/-                                                       5.68      03/01/2037          489,857
      114,292 FNMA #910535+/-                                                       5.55      01/01/2037          122,114
      230,369 FNMA #914224+/-                                                       5.42      03/01/2037          243,671
      354,340 FNMA #915356                                                          4.50      05/01/2023          375,623
      480,731 FNMA #917101                                                          5.00      05/01/2037          511,252
    1,164,786 FNMA #917882                                                          5.00      05/01/2037        1,238,738
      202,258 FNMA #918049                                                          6.50      05/01/2037          220,455
    1,050,077 FNMA #918506                                                          5.50      05/01/2037        1,124,120
      898,998 FNMA #918619                                                          5.50      06/01/2037          962,389
    2,333,591 FNMA #919640                                                          6.00      09/01/2037        2,516,919
      118,698 FNMA #922123                                                          6.50      04/01/2037          129,377
      726,716 FNMA #922675+/-                                                       4.80      06/01/2035          758,495
      800,401 FNMA #928414                                                          6.50      06/01/2037          872,410
      257,179 FNMA #928433                                                          7.00      05/01/2037          286,162
      362,426 FNMA #928507                                                          6.50      06/01/2037          395,033
      644,901 FNMA #928774                                                          6.00      10/01/2022          697,204
    2,043,006 FNMA #929723                                                          6.00      07/01/2038        2,201,590

                   100 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   1,206,161 FNMA #929953                                                          5.50%     09/01/2038    $   1,291,210
      802,049 FNMA #930324                                                          6.00      12/01/2038          864,307
      749,845 FNMA #931011                                                          5.00      04/01/2024          798,040
    2,105,672 FNMA #931227                                                          4.50      05/01/2039        2,214,356
    1,727,602 FNMA #931409                                                          4.00      06/01/2024        1,819,000
    9,644,042 FNMA #932473                                                          4.50      02/01/2040       10,141,815
    8,783,626 FNMA #932491                                                          4.50      02/01/2040        9,236,989
      936,437 FNMA #933465                                                          5.50      02/01/2038        1,002,467
    5,360,337 FNMA #933559                                                          5.50      02/01/2038        5,738,305
      349,576 FNMA #934568                                                          6.00      09/01/2038          376,711
      287,517 FNMA #934699                                                          6.00      12/01/2038          309,835
        6,399 FNMA #937055                                                          6.50      05/01/2037            6,975
    3,104,053 FNMA #941164                                                          6.00      10/01/2037        3,347,910
      180,521 FNMA #945074                                                          7.00      08/01/2037          200,865
      364,712 FNMA #945909                                                          6.00      08/01/2037          393,364
      273,032 FNMA #946008                                                          6.00      09/01/2037          294,481
      326,763 FNMA #946045                                                          6.00      09/01/2037          352,434
      608,079 FNMA #947654                                                          6.00      10/01/2037          655,850
      230,789 FNMA #947992                                                          6.00      11/01/2037          248,920
      124,741 FNMA #948007                                                          6.50      10/01/2037          135,964
      297,856 FNMA #949473                                                          6.00      09/01/2037          321,256
      360,902 FNMA #949594                                                          6.00      08/01/2022          390,173
      586,954 FNMA #950300                                                          6.00      08/01/2037          636,184
      198,326 FNMA #950929                                                          6.00      11/01/2037          213,906
      209,903 FNMA #952033                                                          4.50      05/01/2023          222,511
       16,686 FNMA #953017                                                          6.00      10/01/2037           17,997
      319,334 FNMA #953436                                                          6.50      11/01/2037          348,063
    4,732,152 FNMA #955488                                                          6.50      10/01/2037        5,157,890
      488,186 FNMA #955801                                                          6.00      10/01/2037          526,538
    2,034,346 FNMA #960622                                                          6.00      01/01/2038        2,194,165
    3,336,723 FNMA #962302                                                          4.50      03/01/2038        3,510,511
    2,474,961 FNMA #963318                                                          5.00      05/01/2023        2,633,786
      630,103 FNMA #964234                                                          6.00      07/01/2023          680,025
      592,698 FNMA #964241                                                          6.00      07/01/2038          638,705
      318,121 FNMA #964657                                                          6.00      08/01/2038          342,815
      148,284 FNMA #964796                                                          6.00      08/01/2038          159,794
       20,430 FNMA #964924                                                          6.00      09/01/2038           22,016
      324,840 FNMA #965105                                                          6.00      09/01/2038          350,055
      361,305 FNMA #965308                                                          6.00      09/01/2038          389,350
      259,832 FNMA #965649                                                          6.00      01/01/2038          280,244
      653,199 FNMA #966039                                                          5.50      02/01/2038          699,257
      247,633 FNMA #968280                                                          6.00      02/01/2038          266,856
      281,020 FNMA #969628                                                          6.00      01/01/2038          303,097
      262,353 FNMA #969862                                                          6.00      05/01/2038          282,718
      381,243 FNMA #970535                                                          5.50      10/01/2023          410,673
       76,754 FNMA #971075                                                          5.50      02/01/2024           82,679
      145,090 FNMA #972134                                                          6.50      01/01/2038          158,112
      519,201 FNMA #972172                                                          6.00      02/01/2038          559,503
    1,382,008 FNMA #973827                                                          4.50      03/01/2023        1,469,121
      123,697 FNMA #973996                                                          6.00      02/01/2023          133,497
      726,644 FNMA #974571                                                          5.00      11/01/2036          778,114
      421,245 FNMA #974886+/-                                                       4.36      04/01/2038          441,522
      238,159 FNMA #975288                                                          4.50      05/01/2023          252,463
    1,326,182 FNMA #975365                                                          5.00      06/01/2023        1,411,287
      574,092 FNMA #979639                                                          5.00      06/01/2023          610,933

                   Wells Fargo Advantage Master Portfolios 101


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     651,684 FNMA #982876                                                          5.00%     05/01/2023    $     693,504
      366,057 FNMA #983111                                                          5.50      09/01/2023          394,315
      102,159 FNMA #983518                                                          4.50      05/01/2023          108,295
      680,501 FNMA #984260                                                          5.50      05/01/2023          733,032
      326,122 FNMA #985509                                                          6.00      09/01/2038          351,436
    1,311,892 FNMA #985815                                                          6.00      07/01/2038        1,413,725
      218,011 FNMA #986250                                                          6.00      07/01/2038          234,934
      391,874 FNMA #987128                                                          6.00      09/01/2038          422,292
      127,845 FNMA #987283                                                          6.50      07/01/2038          139,319
      400,789 FNMA #987380                                                          6.00      10/01/2023          432,542
      197,031 FNMA #988044                                                          6.00      08/01/2038          212,325
      226,898 FNMA #988220                                                          6.50      09/01/2038          247,737
      470,772 FNMA #988714                                                          6.00      10/01/2038          507,314
      195,419 FNMA #988746                                                          6.00      11/01/2023          210,902
       15,604 FNMA #988953                                                          5.50      08/01/2023           16,809
      410,709 FNMA #990051                                                          6.00      09/01/2038          442,590
      738,052 FNMA #990080                                                          6.00      08/01/2038          795,342
      259,469 FNMA #990285                                                          6.00      10/01/2038          279,610
      359,121 FNMA #990380                                                          6.50      09/01/2038          391,353
      649,192 FNMA #990543                                                          6.00      09/01/2038          699,584
      207,233 FNMA #990741                                                          6.00      09/01/2038          223,319
      153,660 FNMA #991859                                                          6.00      10/01/2038          165,587
      454,280 FNMA #991932                                                          6.00      12/01/2023          490,272
        9,111 FNMA #992042                                                          7.00      10/01/2038           10,124
    4,222,684 FNMA #992235                                                          6.00      11/01/2038        4,550,462
      319,894 FNMA #992312                                                          6.00      10/01/2038          344,726
      436,970 FNMA #992490                                                          5.50      11/01/2023          470,702
      390,702 FNMA #992940                                                          6.00      11/01/2038          421,030
      336,069 FNMA #993091                                                          6.00      01/01/2039          362,156
      274,839 FNMA #993164                                                          6.00      11/01/2038          296,173
       29,076 FNMA #994282                                                          5.50      11/01/2023           31,321
      240,601 FNMA #994339                                                          6.00      01/01/2039          259,278
      767,304 FNMA #994436                                                          6.00      12/01/2038          826,865
    2,908,731 FNMA #994897                                                          5.50      09/01/2033        3,144,446
   15,807,742 FNMA #995119                                                          5.50      11/01/2038       16,922,377
    2,371,091 FNMA #995692                                                          4.50      05/01/2024        2,513,509
      189,888 FNMA #995778                                                          6.00      11/01/2017          204,873
    6,005,527 FNMA #995901                                                          4.50      07/01/2024        6,364,368
      482,035 FNMA #A82829                                                          6.00      11/01/2038          518,597
      287,639 FNMA #AA0731                                                          6.50      02/01/2039          313,428
      307,928 FNMA #AA0781                                                          6.00      04/01/2039          331,831
      717,520 FNMA #AA1090                                                          4.50      12/01/2023          760,618
      445,692 FNMA #AA3078                                                          4.50      02/01/2039          468,905
    2,816,567 FNMA #AA3295                                                          4.00      02/01/2039        2,920,574
    4,274,183 FNMA #AA4662                                                          4.50      05/01/2039        4,494,793
    1,077,388 FNMA #AA7895                                                          4.00      06/01/2024        1,134,386
    2,978,691 FNMA #AB1048                                                          4.50      05/01/2040        3,134,615
    5,819,598 FNMA #AC1258                                                          4.00      08/01/2039        6,049,472
   10,083,302 FNMA #AC1616                                                          5.00      08/01/2039       10,721,911
    1,322,860 FNMA #AC1928                                                          4.00      08/01/2039        1,371,710
    3,554,529 FNMA #AC2181                                                          4.00      08/01/2039        3,685,788
    3,855,221 FNMA #AC2968                                                          4.50      09/01/2039        4,054,207
       23,909 FNMA #AC2998                                                          6.00      09/01/2024           25,893
    4,795,795 FNMA #AC7962                                                          4.50      01/01/2025        5,082,352
      975,671 FNMA #AC8563                                                          4.00      01/01/2040        1,011,699

                   102 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   7,185,450 FNMA #AD0891                                                          5.00%     03/01/2025    $   7,646,560
    5,413,071 FNMA #AD1654                                                          4.50      03/01/2040        5,709,863
    5,335,641 FNMA #AD3770                                                          4.00      03/01/2025        5,618,435
    4,953,889 FNMA #AD4317                                                          4.00      04/01/2040        5,136,822
   15,997,617 FNMA #AD7134                                                          5.00      07/01/2040       17,010,799
    2,579,918 FNMA #AD7948                                                          4.50      06/01/2040        2,712,676
    4,975,305 FNMA #AE1173                                                          4.00      07/01/2025        5,233,856
                                                                                                              369,412,296
                                                                                                            -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 4.71%
    2,000,000 GNMA                                                                  4.00      12/01/2099        2,083,124
    5,000,000 GNMA%%                                                                4.50      05/15/2040        5,307,030
   10,000,000 GNMA%%                                                                5.00      10/15/2039       10,745,310
      211,106 GNMA #672938                                                          6.50      08/15/2038          232,081
      182,760 GNMA #676812                                                          6.50      04/15/2038          200,920
    2,066,485 GNMA #745086                                                          4.50      06/15/2040        2,197,490
        1,441 GNMA #337120                                                          6.50      11/15/2023            1,604
        1,522 GNMA #379192                                                          6.50      12/15/2023            1,694
    1,311,882 GNMA #520782                                                          5.00      03/15/2035        1,417,187
      771,486 GNMA #605373                                                          5.50      09/15/2034          839,802
       40,623 GNMA #617417                                                          6.50      02/15/2037           44,665
      620,320 GNMA #617522                                                          6.00      05/15/2037          676,484
      150,533 GNMA #625436                                                          6.50      09/15/2036          165,867
      421,170 GNMA #632007                                                          6.50      10/15/2036          464,071
      994,791 GNMA #633305                                                          5.50      12/15/2035        1,081,637
      849,839 GNMA #648391                                                          5.50      11/15/2035          924,031
      602,717 GNMA #651722                                                          5.50      02/15/2036          654,582
      331,609 GNMA #651882                                                          6.50      09/15/2036          365,387
      520,788 GNMA #653068                                                          5.50      03/15/2036          568,347
      634,816 GNMA #654920                                                          6.00      06/15/2036          700,255
      138,963 GNMA #658328                                                          4.50      03/15/2037          147,946
        9,403 GNMA #659749                                                          6.50      11/15/2036           10,361
       51,802 GNMA #663342                                                          6.50      12/15/2036           57,078
       58,505 GNMA #664629                                                          7.00      03/15/2037           65,098
      111,331 GNMA #667470                                                          6.00      05/15/2037          121,411
      298,256 GNMA #668585                                                          6.00      08/15/2037          325,260
      334,392 GNMA #669078                                                          6.00      06/15/2037          364,667
      193,951 GNMA #671433                                                          6.00      07/15/2037          211,512
      241,424 GNMA #673220                                                          6.00      10/15/2038          263,207
    1,775,285 GNMA #676678                                                          6.00      01/15/2038        1,935,464
    6,028,116 GNMA #677213                                                          5.50      08/15/2038        6,579,892
      404,963 GNMA #677314                                                          5.50      09/15/2038          441,983
      212,660 GNMA #677606                                                          6.50      12/15/2037          233,824
       22,873 GNMA #681324                                                          6.50      05/15/2038           25,146
      249,128 GNMA #681332                                                          6.50      05/15/2038          273,882
      396,760 GNMA #683124                                                          5.50      03/15/2038          430,157
       52,111 GNMA #684230                                                          6.50      08/15/2038           57,288
       35,450 GNMA #691547                                                          6.50      07/15/2038           38,973
      175,418 GNMA #693431                                                          5.50      06/15/2038          190,184
    1,947,060 GNMA #694553                                                          5.50      12/15/2038        2,110,956
       10,214 GNMA #695742                                                          6.50      11/15/2038           11,229
      232,924 GNMA #695746                                                          6.00      11/15/2038          253,940
      207,864 GNMA #696456                                                          5.50      08/15/2038          225,361
      449,441 GNMA #697595                                                          6.50      11/15/2038          494,098
    1,554,769 GNMA #698033                                                          5.50      01/15/2039        1,685,644

                   Wells Fargo Advantage Master Portfolios 103


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$     963,476 GNMA #698223                                                          4.00%     06/15/2039    $   1,005,819
    2,804,807 GNMA #698308                                                          4.50      05/15/2039        2,982,617
    1,324,288 GNMA #698507                                                          6.00      10/15/2038        1,443,775
      207,529 GNMA #698624                                                          6.00      10/15/2038          226,254
      619,058 GNMA #699457                                                          6.00      10/15/2038          674,914
      622,106 GNMA #700069                                                          6.50      12/15/2038          683,919
      293,544 GNMA #700821                                                          6.50      10/15/2038          322,711
      755,994 GNMA #702172                                                          4.00      07/15/2039          789,219
      226,975 GNMA #702190                                                          4.00      07/15/2039          236,950
       12,874 GNMA #704277                                                          6.50      02/15/2039           14,153
    1,423,704 GNMA #704439                                                          4.50      03/15/2039        1,513,959
      131,943 GNMA #706004                                                          6.00      10/15/2038          143,848
   10,435,233 GNMA #709475                                                          5.00      06/15/2039       11,233,735
      214,836 GNMA #709484                                                          5.50      07/15/2039          232,920
      806,763 GNMA #711321                                                          6.00      01/15/2039          879,555
    2,422,434 GNMA #712488                                                          4.50      06/15/2039        2,576,004
    1,413,838 GNMA #712495                                                          4.50      06/15/2039        1,503,468
   12,302,108 GNMA #713866                                                          5.00      09/15/2039       13,243,463
    9,881,556 GNMA #713872                                                          4.50      09/15/2039       10,507,996
      134,627 GNMA #716343                                                          6.00      06/15/2039          146,774
      133,070 GNMA #716586                                                          6.00      08/15/2039          145,077
    2,997,750 GNMA #716792                                                          4.50      04/15/2039        3,187,792
    1,425,599 GNMA #722269                                                          4.50      09/15/2039        1,515,975
      261,173 GNMA #722785                                                          6.00      10/15/2039          284,738
    2,893,312 GNMA #723449                                                          5.00      11/15/2039        3,118,545
    1,959,992 GNMA #723526                                                          4.50      12/15/2039        2,084,246
    4,898,560 GNMA #723616                                                          5.00      01/15/2040        5,273,398
    3,315,886 GNMA #726000                                                          4.50      05/15/2040        3,541,801
    3,911,739 GNMA #728627                                                          4.50      01/15/2040        4,159,723
    2,945,533 GNMA #737011                                                          5.00      02/15/2040        3,170,924
       83,735 GNMA #782167                                                          6.00      06/15/2037           91,423
    2,150,017 GNMA #782273                                                          5.50      02/15/2038        2,333,909
    2,225,048 GNMA #782365                                                          6.00      07/15/2038        2,426,446
      881,865 GNMA #782379                                                          6.00      08/15/2038          961,479
      395,205 GNMA #782407                                                          5.50      09/15/2038          428,523
      882,061 GNMA #782776                                                          6.00      09/15/2038          961,807
    6,061,747 GNMA #782789                                                          5.50      10/15/2039        6,572,475
    1,777,687 GNMA #782831                                                          6.00      12/15/2039        1,938,546
                                                                                                              137,785,009
                                                                                                            -------------
TOTAL AGENCY SECURITIES (COST $769,951,894)                                                                   802,797,129
                                                                                                            -------------
US TREASURY SECURITIES: 20.67%
US TREASURY BONDS: 4.08%
    3,100,000 US TREASURY BOND                                                      3.50      02/15/2039        3,082,563
    2,000,000 US TREASURY BOND                                                      3.88      08/15/2040        2,129,539
    3,600,000 US TREASURY BOND                                                      4.25      05/15/2039        4,066,312
    1,750,000 US TREASURY BOND                                                      4.38      02/15/2038        2,025,079
    5,800,000 US TREASURY BOND                                                      4.38      11/15/2039        6,682,690
    5,000,000 US TREASURY BOND                                                      4.38      05/15/2040        5,768,750
    3,150,000 US TREASURY BOND                                                      4.50      02/15/2036        3,717,000
    2,600,000 US TREASURY BOND                                                      4.50      05/15/2038        3,069,625
    4,600,000 US TREASURY BOND                                                      4.50      08/15/2039        5,409,315
    4,500,000 US TREASURY BOND                                                      4.63      02/15/2040        5,398,596
    1,550,000 US TREASURY BOND                                                      4.75      02/15/2037        1,902,625

                   104 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
US TREASURY BONDS (continued)
$     800,000 US TREASURY BOND                                                      5.00%     05/15/2037    $   1,019,875
    4,000,000 US TREASURY BOND                                                      5.25      11/15/2028        5,139,376
    1,500,000 US TREASURY BOND                                                      5.25      02/15/2029        1,928,204
    2,750,000 US TREASURY BOND<<                                                    5.38      02/15/2031        3,607,227
    2,000,000 US TREASURY BOND                                                      5.50      08/15/2028        2,637,812
    1,150,000 US TREASURY BOND                                                      6.00      02/15/2026        1,573,523
    1,400,000 US TREASURY BOND                                                      6.13      11/15/2027        1,961,313
    1,500,000 US TREASURY BOND                                                      6.13      08/15/2029        2,124,141
    1,500,000 US TREASURY BOND                                                      6.25      08/15/2023        2,048,672
    3,250,000 US TREASURY BOND                                                      6.25      05/15/2030        4,682,031
    2,400,000 US TREASURY BOND                                                      6.38      08/15/2027        3,440,251
    2,000,000 US TREASURY BOND                                                      6.50      11/15/2026        2,887,500
      950,000 US TREASURY BOND                                                      6.63      02/15/2027        1,389,821
    1,500,000 US TREASURY BOND                                                      6.88      08/15/2025        2,205,000
    2,500,000 US TREASURY BOND                                                      7.25      05/15/2016        3,279,688
    1,000,000 US TREASURY BOND                                                      7.25      08/15/2022        1,458,594
    2,000,000 US TREASURY BOND                                                      7.50      11/15/2016        2,680,000
    2,000,000 US TREASURY BOND                                                      7.50      11/15/2024        3,061,876
      500,000 US TREASURY BOND                                                      7.88      02/15/2021          744,688
    4,100,000 US TREASURY BOND                                                      8.00      11/15/2021        6,217,265
    2,850,000 US TREASURY BOND                                                      8.13      08/15/2019        4,190,389
    1,700,000 US TREASURY BOND                                                      8.50      02/15/2020        2,578,555
    2,500,000 US TREASURY BOND                                                      8.75      05/15/2017        3,595,703
      400,000 US TREASURY BOND                                                      8.75      08/15/2020          621,062
    1,275,000 US TREASURY BOND                                                      8.88      08/15/2017        1,858,710
    1,200,000 US TREASURY BOND                                                      8.88      02/15/2019        1,822,313
    2,900,000 US TREASURY BOND                                                      9.13      05/15/2018        4,411,851
    2,000,000 US TREASURY BOND                                                     11.25      02/15/2015        2,876,718
                                                                                                              119,294,252
                                                                                                            -------------
US TREASURY NOTES: 16.59%
    5,000,000 US TREASURY NOTE                                                      0.38      08/31/2012        4,989,665
    4,500,000 US TREASURY NOTE                                                      0.63      06/30/2012        4,513,185
    5,000,000 US TREASURY NOTE                                                      0.63      07/31/2012        5,015,050
    5,000,000 US TREASURY NOTE                                                      0.75      11/30/2011        5,023,635
    3,000,000 US TREASURY NOTE                                                      0.75      05/31/2012        3,015,360
    5,000,000 US TREASURY NOTE                                                      0.75      08/15/2013        5,006,853
    3,000,000 US TREASURY NOTE                                                      0.88      01/31/2012        3,020,508
    4,500,000 US TREASURY NOTE                                                      0.88      02/29/2012        4,532,175
    3,500,000 US TREASURY NOTE                                                      1.00      09/30/2011        3,525,158
    5,000,000 US TREASURY NOTE                                                      1.00      10/31/2011        5,037,500
    5,000,000 US TREASURY NOTE                                                      1.00      12/31/2011        5,041,015
    6,000,000 US TREASURY NOTE                                                      1.00      03/31/2012        6,055,080
    4,500,000 US TREASURY NOTE                                                      1.00      04/30/2012        4,541,310
    5,000,000 US TREASURY NOTE                                                      1.00      07/15/2013        5,043,350
    3,500,000 US TREASURY NOTE                                                      1.13      12/15/2011        3,533,768
    5,000,000 US TREASURY NOTE                                                      1.13      01/15/2012        5,050,780
    5,000,000 US TREASURY NOTE<<                                                    1.13      12/15/2012        5,064,060
    3,500,000 US TREASURY NOTE                                                      1.13      06/15/2013        3,542,665
    5,000,000 US TREASURY NOTE                                                      1.25      08/31/2015        4,978,337
    2,000,000 US TREASURY NOTE                                                      1.38      02/15/2012        2,028,438
    2,500,000 US TREASURY NOTE                                                      1.38      03/15/2012        2,537,793
    1,500,000 US TREASURY NOTE                                                      1.38      04/15/2012        1,523,496
    5,000,000 US TREASURY NOTE                                                      1.38      05/15/2012        5,078,710
    5,000,000 US TREASURY NOTE                                                      1.38      09/15/2012        5,088,280

                   Wells Fargo Advantage Master Portfolios 105


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
US TREASURY NOTES (continued)
$   5,000,000 US TREASURY NOTE                                                      1.38%     10/15/2012    $   5,090,625
    4,000,000 US TREASURY NOTE                                                      1.38      11/15/2012        4,072,500
    3,000,000 US TREASURY NOTE<<                                                    1.38      01/15/2013        3,056,016
    3,500,000 US TREASURY NOTE<<                                                    1.38      02/15/2013        3,565,625
    5,000,000 US TREASURY NOTE<<                                                    1.38      03/15/2013        5,096,100
    5,000,000 US TREASURY NOTE                                                      1.38      05/15/2013        5,096,500
    3,000,000 US TREASURY NOTE                                                      1.50      07/15/2012        3,059,883
    4,000,000 US TREASURY NOTE<<                                                    1.50      12/31/2013        4,091,248
    2,000,000 US TREASURY NOTE                                                      1.75      11/15/2011        2,033,516
    5,000,000 US TREASURY NOTE                                                      1.75      08/15/2012        5,124,805
    3,000,000 US TREASURY NOTE<<                                                    1.75      04/15/2013        3,087,180
    4,500,000 US TREASURY NOTE                                                      1.75      01/31/2014        4,636,404
    5,000,000 US TREASURY NOTE                                                      1.75      03/31/2014        5,150,390
    5,000,000 US TREASURY NOTE                                                      1.75      07/31/2015        5,104,700
    5,000,000 US TREASURY NOTE                                                      1.88      06/15/2012        5,127,735
    1,500,000 US TREASURY NOTE                                                      1.88      02/28/2014        1,551,563
    4,400,000 US TREASURY NOTE                                                      1.88      04/30/2014        4,549,873
    4,250,000 US TREASURY NOTE                                                      1.88      06/30/2015        4,366,875
    4,000,000 US TREASURY NOTE                                                      1.88      08/31/2017        3,987,047
    3,800,000 US TREASURY NOTE                                                      2.00      11/30/2013        3,948,436
    3,500,000 US TREASURY NOTE                                                      2.13      11/30/2014        3,645,194
    3,500,000 US TREASURY NOTE                                                      2.13      05/31/2015        3,639,195
    3,500,000 US TREASURY NOTE<<                                                    2.25      05/31/2014        3,668,984
    5,000,000 US TREASURY NOTE                                                      2.25      01/31/2015        5,229,295
    5,000,000 US TREASURY NOTE<<                                                    2.38      08/31/2014        5,259,765
    5,500,000 US TREASURY NOTE                                                      2.38      09/30/2014        5,786,600
    5,000,000 US TREASURY NOTE                                                      2.38      10/31/2014        5,258,595
    5,000,000 US TREASURY NOTE<<                                                    2.38      02/28/2015        5,257,800
    2,500,000 US TREASURY NOTE                                                      2.38      03/31/2016        2,609,570
    3,500,000 US TREASURY NOTE                                                      2.38      07/31/2017        3,607,188
    6,500,000 US TREASURY NOTE<<                                                    2.50      03/31/2015        6,871,735
    5,000,000 US TREASURY NOTE<<                                                    2.50      04/30/2015        5,286,330
    3,000,000 US TREASURY NOTE                                                      2.50      06/30/2017        3,118,125
    3,500,000 US TREASURY NOTE                                                      2.63      06/30/2014        3,716,563
    5,750,000 US TREASURY NOTE                                                      2.63      07/31/2014        6,107,127
    5,000,000 US TREASURY NOTE<<                                                    2.63      12/31/2014        5,309,765
    2,500,000 US TREASURY NOTE                                                      2.63      02/29/2016        2,644,530
    2,500,000 US TREASURY NOTE                                                      2.63      04/30/2016        2,641,993
    3,500,000 US TREASURY NOTE                                                      2.63      08/15/2020        3,545,952
    3,375,000 US TREASURY NOTE                                                      2.75      10/31/2013        3,585,148
    2,500,000 US TREASURY NOTE                                                      2.75      11/30/2016        2,646,095
    4,000,000 US TREASURY NOTE                                                      2.75      05/31/2017        4,222,500
    5,950,000 US TREASURY NOTE<<                                                    2.75      02/15/2019        6,183,817
    3,500,000 US TREASURY NOTE                                                      3.00      08/31/2016        3,763,869
    4,000,000 US TREASURY NOTE                                                      3.00      09/30/2016        4,299,064
    2,000,000 US TREASURY NOTE                                                      3.00      02/28/2017        2,143,750
      550,000 US TREASURY NOTE                                                      3.13      04/30/2013          586,910
    3,500,000 US TREASURY NOTE                                                      3.13      08/31/2013        3,753,204
    3,300,000 US TREASURY NOTE                                                      3.13      09/30/2013        3,541,313
    6,000,000 US TREASURY NOTE                                                      3.13      10/31/2016        6,489,846
    5,000,000 US TREASURY NOTE                                                      3.13      01/31/2017        5,399,610
    3,000,000 US TREASURY NOTE                                                      3.13      04/30/2017        3,239,064
    8,000,000 US TREASURY NOTE                                                      3.13      05/15/2019        8,522,496
    4,000,000 US TREASURY NOTE<<                                                    3.25      05/31/2016        4,362,500
    1,000,000 US TREASURY NOTE                                                      3.25      06/30/2016        1,090,312

                   106 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
US TREASURY NOTES (continued)
$   3,500,000 US TREASURY NOTE<<                                                    3.25%     12/31/2016    $   3,806,523
    5,000,000 US TREASURY NOTE<<                                                    3.25      03/31/2017        5,437,500
    3,500,000 US TREASURY NOTE                                                      3.38      06/30/2013        3,769,063
    2,000,000 US TREASURY NOTE                                                      3.38      07/31/2013        2,157,500
    8,000,000 US TREASURY NOTE<<                                                    3.38      11/15/2019        8,640,624
    2,000,000 US TREASURY NOTE                                                      3.50      05/31/2013        2,158,594
    1,500,000 US TREASURY NOTE                                                      3.50      02/15/2018        1,656,680
    7,500,000 US TREASURY NOTE<<                                                    3.50      05/15/2020        8,172,075
    6,500,000 US TREASURY NOTE                                                      3.63      08/15/2019        7,167,771
    8,000,000 US TREASURY NOTE                                                      3.63      02/15/2020        8,804,376
    7,000,000 US TREASURY NOTE<<                                                    3.75      11/15/2018        7,837,816
    8,500,000 US TREASURY NOTE<<                                                    3.88      10/31/2012        9,123,552
    2,750,000 US TREASURY NOTE<<                                                    3.88      02/15/2013        2,975,156
    2,000,000 US TREASURY NOTE                                                      3.88      05/15/2018        2,261,094
    4,000,000 US TREASURY NOTE                                                      4.00      11/15/2012        4,309,688
    3,000,000 US TREASURY NOTE                                                      4.00      02/15/2014        3,324,141
    3,500,000 US TREASURY NOTE                                                      4.00      02/15/2015        3,932,033
    2,525,000 US TREASURY NOTE                                                      4.00      08/15/2018        2,876,725
    3,000,000 US TREASURY NOTE                                                      4.13      05/15/2015        3,395,859
    1,600,000 US TREASURY NOTE                                                      4.25      08/15/2013        1,767,875
    2,500,000 US TREASURY NOTE<<                                                    4.25      11/15/2013        2,780,078
    1,500,000 US TREASURY NOTE<<                                                    4.25      08/15/2014        1,688,438
    4,370,000 US TREASURY NOTE                                                      4.25      11/15/2014        4,943,222
    2,500,000 US TREASURY NOTE<<                                                    4.25      08/15/2015        2,850,585
    4,000,000 US TREASURY NOTE                                                      4.25      11/15/2017        4,623,752
    2,550,000 US TREASURY NOTE                                                      4.38      08/15/2012        2,746,230
    3,800,000 US TREASURY NOTE                                                      4.50      04/30/2012        4,058,134
    3,000,000 US TREASURY NOTE                                                      4.50      11/15/2015        3,475,782
    2,500,000 US TREASURY NOTE                                                      4.50      02/15/2016        2,895,508
    2,000,000 US TREASURY NOTE                                                      4.50      05/15/2017        2,334,218
    3,000,000 US TREASURY NOTE                                                      4.63      10/31/2011        3,150,000
    1,500,000 US TREASURY NOTE                                                      4.63      12/31/2011        1,585,547
    3,000,000 US TREASURY NOTE                                                      4.63      02/29/2012        3,189,492
    1,000,000 US TREASURY NOTE                                                      4.63      07/31/2012        1,080,117
    3,000,000 US TREASURY NOTE                                                      4.63      11/15/2016        3,518,436
    2,000,000 US TREASURY NOTE                                                      4.75      05/15/2014        2,283,124
    4,000,000 US TREASURY NOTE                                                      4.88      02/15/2012        4,261,248
    5,000,000 US TREASURY NOTE                                                      4.88      08/15/2016        5,928,125
    2,000,000 US TREASURY NOTE                                                      5.13      05/15/2016        2,391,876
                                                                                                              484,975,553
                                                                                                            -------------
TOTAL US TREASURY SECURITIES (COST $570,566,703)                                                              604,269,805
                                                                                                            -------------
SHORT-TERM INVESTMENTS: 6.56%
CORPORATE BONDS & NOTES: 0.13%
    1,802,595 GRYPHON FUNDING LIMITED(v)(a)(i)                                      0.00      08/05/2011          733,280
    5,648,935 VFNC CORPORATION(v)+++/-(a)(i)                                        0.33      09/29/2011        3,174,041
                                                                                                                3,907,321
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 107


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    SHARES    SECURITY NAME                                                       YIELD                          VALUE
------------- ---------------------------------------------------------------   ---------                   --------------
INVESTMENT COMPANIES: 6.43%
   90,629,254 WELLS FARGO ADVANTAGE MONEY MARKET
              Trust(l)(u)(o)                                                        0.29%                   $   90,629,252
   97,299,961 WELLS FARGO SECURITIES LENDING CASH INVESTMENT
              LLC(v)(l)(u)                                                          0.31                        97,299,961
                                                                                                               187,929,213
                                                                                                            --------------
TOTAL SHORT-TERM INVESTMENTS (COST $190,726,213)                                                               191,836,534
                                                                                                            --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,884,221,589)*                                             104.40%                                3,052,094,056
Other Assets and Liabilities, Net                                      (4.40)                                 (128,516,669)
Total Net                                                             ------                                --------------
Assets                                                                100.00%                               $2,923,577,387
                                                                      ------                                --------------

----------
(o) Security pledged as collateral for when issued (TBA) and/or delayed delivery securities.

(v) Security represents investment of cash collateral received from securities on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

(l)  Investment in an affiliate.

@    Foreign bond principal is denominated in local currency.

%%   Securities issued on a when-issued (TBA) and/or delayed delivery basis.

(u)  Rate shown is the 7-day annualized yield at period end.

##   Zero coupon security. Rate represents yield to maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

* Cost for federal income tax purposes is $2,884,761,519 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $183,976,879
Gross unrealized depreciation    (16,644,342)
                                ------------
Net unrealized appreciation     $167,332,537

The accompanying notes are an integral part of these financial statements.

                   108 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMON STOCKS: 97.60%
CONSUMER DISCRETIONARY: 12.99%
AUTO COMPONENTS: 0.62%
      123,000 AAPICO HITECH PUBLIC COMPANY LIMITED                                                          $       59,741
       21,400 AISIN SEIKI COMPANY LIMITED                                                                          553,786
        5,200 AKEBONO BRAKE INDUSTRY COMPANY LIMITED                                                                26,121
       19,334 BHARAT FORGE LIMITED                                                                                 143,772
       62,389 BORGWARNER INCORPORATED+<<                                                                         2,723,280
        1,032 BOSCH LIMITED                                                                                        131,108
       67,200 BRIDGESTONE CORPORATION                                                                            1,166,261
        4,725 BRIDGESTONE CORPORATION                                                                              163,013
        7,000 CALSONIC KANSEI CORPORATION                                                                           19,664
      242,283 CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                           492,371
        7,915 COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                              587,875
        2,446 CONTINENTAL AG                                                                                       147,855
       95,232 COOPER TIRE & RUBBER COMPANY                                                                       1,541,806
      216,869 DANA HOLDING CORPORATION+                                                                          2,225,076
       55,800 DENSO CORPORATION                                                                                  1,513,063
        3,600 EXEDY CORPORATION                                                                                    103,788
       43,992 EXIDE INDUSTRIES LIMITED+                                                                            138,036
        3,300 FCC COMPANY LIMITED                                                                                   70,470
        6,100 FUTABA INDUSTRIAL COMPANY LIMITED                                                                     33,909
       67,355 GENTEX CORPORATION                                                                                 1,183,427
       78,273 GKN PLC                                                                                              173,823
       10,640 HANKOOK TIRE COMPANY LIMITED                                                                         231,189
        1,100 HI-LEX CORPORATION                                                                                    14,888
        9,388 HYUNDAI MOBIS+                                                                                     1,699,221
       74,386 JOHNSON CONTROLS INCORPORATED                                                                      1,973,461
        1,200 KANTO AUTO WORKS LIMITED                                                                               8,113
       20,000 KAYABA INDUSTRY COMPANY LIMITED                                                                       91,656
        3,500 KEIHIN CORPORATION                                                                                    66,909
       53,906 KENDA RUBBER INDUSTRIAL COMPANY LIMITED                                                               56,373
       17,000 KOITO MANUFACTURING COMPANY LIMITED                                                                  234,734
       24,753 LEAR CORPORATION+                                                                                  1,823,306
          469 LEONI AG                                                                                              12,282
        2,422 LINAMAR CORPORATION                                                                                   41,974
        5,900 MAGNA INTERNATIONAL INCORPORATED CLASS A                                                             459,451
        3,001 MARTINREA INTERNATIONAL INCORPORATED+                                                                 21,754
       44,000 MINTH GROUP LIMITED                                                                                   71,271
        1,900 MUSASHI SEIMITSU INDUSTRY COMPANY LIMITED                                                             41,772
       66,771 NAN KANG RUBBER TIRE COMPANY LIMITED                                                                  87,961
       18,000 NGK SPARK PLUG COMPANY LIMITED                                                                       210,618
       21,000 NHK SPRING COMPANY LIMITED                                                                           174,229
        4,700 NIFCO INCORPORATED                                                                                   104,451
        4,000 NIPPON SEIKI COMPANY LIMITED                                                                          38,519
        6,000 NISSAN SHATAI COMPANY LIMITED                                                                         41,138
        3,200 NISSIN KOGYO COMPANY LIMITED                                                                          46,623
       12,500 NOK CORPORATION                                                                                      188,519
        6,680 NOKIAN RENKAAT OYJ                                                                                   191,484
        5,000 PACIFIC INDUSTRIAL COMPANY LIMITED                                                                    21,545
       11,055 PIRELLI & COMPANY SPA                                                                                 73,410
        4,000 PRESS KOGYO COMPANY LIMITED                                                                           12,332
          164 RIETER HOLDING AG+                                                                                    47,976
        4,000 RIKEN CORPORATION                                                                                     12,998
       14,000 SANDEN CORPORATION                                                                                    45,995

                   Wells Fargo Advantage Master Portfolios 109


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
AUTO COMPONENTS (continued)
        1,800 SHOWA CORPORATION                                                                             $        9,470
       96,200 SOMBOON ADVANCE TECHNOLOGY PCL                                                                        69,380
       17,400 STANLEY ELECTRIC COMPANY LIMITED                                                                     268,425
       18,800 SUMITOMO RUBBER INDUSTRIES                                                                           170,523
          700 TACHI-S COMPANY LIMITED                                                                                8,557
        3,800 TAKATA CORPORATION                                                                                    81,464
       13,600 THAI STANLEY ELECTRIC PCL                                                                             74,312
        5,300 TOKAI RIKA COMPANY LIMITED                                                                            82,519
        6,500 TOKAI RUBBER INDUSTRIES INCORPORATED                                                                  67,236
       88,000 TONG YANG INDUSTRY                                                                                   138,728
        4,200 TOPRE CORPORATION                                                                                     29,696
       19,000 TOYO TIRE & RUBBER COMPANY LIMITED                                                                    38,222
        7,400 TOYODA GOSEI COMPANY LIMITED                                                                         151,330
        4,400 TOYOTA AUTO BODY COMPANY LIMITED                                                                      66,149
        8,900 TOYOTA BOSHOKU CORPORATION                                                                           129,458
       23,200 TOYOTA INDUSTRIES CORPORATION                                                                        582,969
       47,499 TRW AUTOMOTIVE HOLDINGS CORPORATION+<<                                                             1,651,065
        5,000 TS TECH COMPANY LIMITED                                                                               72,253
       46,800 UMW HOLDINGS BHD                                                                                      98,427
        1,200 UNIPRES CORPORATION                                                                                   18,584
        2,677 VALEO SA                                                                                              93,428
      212,000 XINYI GLASS HOLDING COMPANY LIMITED                                                                  109,015
    1,551,500 YARNAPUND PCL+                                                                                        23,797
       27,000 YOKOHAMA RUBBER COMPANY LIMITED                                                                      124,057
                                                                                                                25,503,461
                                                                                                            --------------
AUTOMOBILES: 0.98%
      322,114 TOYOTA MOTOR CORPORATION                                                                          10,965,909
       10,417 BAJAJ AUTO                                                                                           604,946
       18,723 BAYERISCHE MOTOREN WERKE AG                                                                          988,574
       74,500 BYD COMPNAY LIMITED                                                                                  429,066
       67,150 CHINA MOTOR COMPANY LIMITED                                                                           39,933
           24 CHONGQING CHANGCHUN AUTOMOBILE CLASS B+                                                                   20
       28,000 DAIHATSU MOTOR COMPANY LIMITED                                                                       353,625
       51,919 DAIMLER AG                                                                                         2,523,872
      342,000 DONGFENG MOTOR GROUP COMPANY LIMITED                                                                 531,108
       40,665 FIAT SPA                                                                                             476,420
        3,220 FIAT SPA (NON-CONVERTIBLE SAVINGS SHARES)                                                             24,402
        1,733 FLEETWOOD CORPORATION LIMITED                                                                         15,434
        8,512 FORD OTOMOTIV SANAYI AS                                                                               65,218
       70,000 FUJI HEAVY INDUSTRIES LIMITED                                                                        393,287
      530,000 GEELY AUTOMOBILE HOLDINGS LIMITED                                                                    173,743
        3,188 GHABBOUR AUTO                                                                                         21,154
      265,454 GUANGZHOU AUTOMOBILE GROUP                                                                           311,225
      117,400 HARLEY-DAVIDSON INCORPORATED<<                                                                     2,855,168
       12,559 HERO HONDA MOTORS LIMITED                                                                            478,318
      195,200 HONDA MOTOR COMPANY LIMITED                                                                        6,457,098
           25 HONDA MOTOR COMPANY LIMITED ADR                                                                          823
       17,881 HYUNDAI MOTOR COMPANY LIMITED                                                                      2,110,402
      131,000 ISUZU MOTORS LIMITED                                                                                 435,055
       26,830 KIA MOTORS CORPORATION                                                                               689,269
       20,144 MAHINDRA & MAHINDRA GDR                                                                              271,743
       35,702 MAHINDRA & MAHINDRA LIMITED                                                                          475,647
       15,759 MARUTI SUZUKI INDIA LIMITED                                                                          421,279
      168,000 MAZDA MOTOR CORPORATION                                                                              375,955

                   110 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
AUTOMOBILES (continued)
      415,000 MITSUBISHI MOTORS CORPORATION+<<                                                              $      528,568
      242,400 NISSAN MOTOR COMPANY LIMITED                                                                       1,852,408
       28,320 ORIENTAL HOLDINGS BHD                                                                                 46,476
        9,102 PEUGEOT SA                                                                                           239,110
       12,700 PROTON HOLDINGS BHD                                                                                   18,535
      260,294 PT ASTRA INTERNATIONAL INCORPORATED                                                                1,371,333
       11,146 RENAULT SA                                                                                           452,840
       46,400 SUZUKI MOTOR CORPORATION                                                                             920,157
       87,300 TAN CHONG MOTOR HOLDINGS BHD                                                                         132,140
       46,104 THOR INDUSTRIES INCORPORATED                                                                       1,076,067
       12,763 TOFAS TURK OTOMOBIL FABRIKASI AS+                                                                     52,237
        2,854 VOLKSWAGEN AG                                                                                        259,501
       29,600 YAMAHA MOTOR COMPANY LIMITED                                                                         397,791
      158,929 YUE LOONG MOTOR                                                                                      231,691
                                                                                                                40,067,547
                                                                                                            --------------
DISTRIBUTORS: 0.17%
        6,400 CANON MARKETING JAPAN INCORPORATED                                                                    82,124
           83 D'IETEREN SA                                                                                          39,012
       80,379 GENUINE PARTS COMPANY                                                                              3,370,291
       23,572 IMPERIAL HOLDING LIMITED                                                                             326,332
       20,586 INCHCAPE PLC                                                                                          80,824
        9,000 INTEGRATED DISTRIBUTION SERVICES GROUP LIMITED                                                        26,148
        8,439 JARDINE CYCLE & CARRIAGE LIMITED                                                                     202,461
      258,000 LI & FUNG LIMITED                                                                                  1,306,791
       74,113 LKQ CORPORATION+<<                                                                                 1,378,502
       88,865 PACIFIC BRANDS LIMITED                                                                                82,621
          432 UNI-SELECT INCORPORATED                                                                               10,513
        2,000 YOKOHAMA REITO COMPANY                                                                                14,403
                                                                                                                 6,920,022
                                                                                                            --------------
DIVERSIFIED CONSUMER SERVICES: 0.36%
       19,750 APOLLO GROUP INCORPORATED CLASS A+                                                                   838,980
       10,600 BENESSE CORPORATION                                                                                  477,574
       32,835 DEVRY INCORPORATED<<                                                                               1,251,342
        5,295 EDUCOMP SOLUTIONS LIMITED                                                                             61,404
      166,011 H & R BLOCK INCORPORATED                                                                           2,133,241
       95,400 HILLENBRAND INCORPORATED                                                                           1,815,462
       10,697 INVOCARE LIMITED                                                                                      61,005
       18,311 ITT EDUCATIONAL SERVICES INCORPORATED+<<                                                             975,244
       38,834 MATTHEWS INTERNATIONAL CORPORATION                                                                 1,222,883
       18,757 NAVITAS LIMITED                                                                                       74,095
      165,531 RAFFLES EDUCATION CORPORATION LIMITED                                                                 32,972
       88,939 REGIS CORPORATION<<                                                                                1,491,507
      396,843 SERVICE CORPORATION INTERNATIONAL US                                                               3,051,723
        7,430 STRAYER EDUCATION INCORPORATED<<                                                                   1,075,715
                                                                                                                14,563,147
                                                                                                            --------------
HOTELS, RESTAURANTS & LEISURE: 1.50%
       83,500 A-MAX HOLDINGS LIMITED+                                                                                  827
        7,625 ACCOR SA                                                                                             233,936
           85 ACCORDIA GOLF COMPANY LIMITED                                                                         83,776
       41,200 AJISEN CHINA HOLDINGS LIMITED                                                                         61,757

                   Wells Fargo Advantage Master Portfolios 111


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
HOTELS, RESTAURANTS & LEISURE (continued)
       70,903 ARISTOCRAT LEISURE LIMITED                                                                    $      234,667
        5,082 AUTOGRILL SPA                                                                                         58,606
       71,807 BALLY TECHNOLOGIES INCORPORATED+<<                                                                 2,258,330
       13,000 BANYAN TREE HOLDINGS LIMITED+                                                                          8,152
       52,600 BERJAYA LAND BHD+                                                                                     72,912
       78,950 BERJAYA SPORTS TOTO BHD                                                                              104,155
       46,635 BOB EVANS FARMS INCORPORATED                                                                       1,191,524
       88,331 BOYD GAMING CORPORATION+<<                                                                           613,017
      157,593 BRINKER INTERNATIONAL INCORPORATED<<                                                               2,482,090
       48,742 BURGER KING HOLDINGS INCORPORATED                                                                    801,806
        1,453 BWIN INTERACTIVE ENTERTAINMENT AG                                                                     69,445
       18,000 CAFE DE CORAL HOLDINGS LIMITED                                                                        46,974
        8,839 CARNIVAL PLC                                                                                         286,979
       28,040 CEC ENTERTAINMENT INCORPORATED+                                                                      879,615
       16,775 CHIPOTLE MEXICAN GRILL INCORPORATED+                                                               2,530,173
      109,465 COMPASS GROUP PLC                                                                                    895,645
       47,891 CROWN LIMITED                                                                                        352,800
        5,200 DOUTOR NICHIRES HOLDINGS COMPANY LIMITED                                                              68,892
       16,982 EGYPTIAN FOR TOURISM RESORTS+                                                                          5,477
       33,373 EIH LIMITED                                                                                           99,466
       26,791 ENTERPRISE INNS PLC                                                                                   36,157
        6,238 FLIGHT CENTRE LIMITED                                                                                109,001
       12,282 FORMOSA INTERNATIONAL HOTELS CORPORATION                                                             197,070
        2,000 FUJITA KANKO INCORPORATED                                                                              9,261
      103,000 GALAXY ENTERTAINMENT GROUP LIMITED+                                                                   79,447
       44,786 GAYLORD ENTERTAINMENT COMPANY+<<                                                                   1,171,602
      292,400 GENTING BHD                                                                                          880,512
      151,000 GENTING HONG KONG LIMITED+                                                                            42,124
      500,320 GENTING INTERNATIONAL PLC+                                                                           623,785
        1,414 GREAT CANADIAN GAMING CORPORATION+                                                                     9,362
       10,307 GREENE KING PLC                                                                                       65,284
        1,200 H.I.S COMPANY LIMITED                                                                                 25,626
       63,657 HONG KONG & SHANGHAI HOTELS LIMITED                                                                  107,694
        6,000 HOTEL PROPERTIES LIMITED                                                                              12,394
       47,686 HYATT HOTELS CORPORATION CLASS A+                                                                  1,795,855
        1,450 IMPERIAL HOTEL LIMITED                                                                                33,622
       66,498 INDIAN HOTELS COMPANY LIMITED                                                                        145,464
       17,677 INTERCONTINENTAL HOTELS GROUP PLC                                                                    266,224
      149,739 INTERNATIONAL GAME TECHNOLOGY                                                                      2,186,189
       59,587 INTERVAL LEISURE GROUP INCORPORATED+                                                                 745,433
        4,444 INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES+                                                    17,458
        1,000 JACK IN THE BOX INCORPORATED+                                                                         20,180
       52,200 JOLLIBEE FOODS CORPORATION                                                                            89,762
       12,760 KANGWON LAND INCORPORATED+                                                                           233,616
        2,100 KAPPA CREATE COMPANY LIMITED                                                                          42,995
        2,100 KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                46,220
        5,400 KFC HOLDINGS MALAYSIA BHD                                                                             18,584
        3,500 KISOJI COMPANY LIMITED                                                                                76,074
           74 KUONI REISEN HOLDING+                                                                                 26,167
       49,263 LADBROKERS PLC                                                                                        98,973
       54,476 LIFE TIME FITNESS INCORPORATED+<<                                                                  1,850,550
        2,636 LOTTOMATICA SPA                                                                                       35,910
       33,800 MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                        1,081,938
       27,687 MARSTON'S PLC                                                                                         39,575
      119,614 MCDONALD'S CORPORATION                                                                             8,738,999

                   112 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
HOTELS, RESTAURANTS & LEISURE (continued)
        6,600 MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                    $     157,517
       84,000 MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                               33,368
        5,836 MILLENNIUM & COPTHORNE HOTELS PLC                                                                     43,499
       95,700 MINOR INTERNATIONAL PCL ADR                                                                           36,390
       19,207 MITCHELLS & BUTLERS PLC                                                                               85,395
        4,500 MOS FOOD SERVICES INCORPORATED                                                                        80,776
        2,300 NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                        47,391
        1,600 OHSHO FOOD SERVICE CORPORATION                                                                        36,110
       10,037 OPAP SA                                                                                              151,997
        5,985 ORASCOM HOTELS & DEVELOPMENT(a)+(i)                                                                   21,354
        2,450 ORBIS SA                                                                                              29,136
      160,827 ORIENT EXPRESS HOTELS LIMITED CLASS A+<<                                                           1,389,545
        7,000 ORIENTAL LAND COMPANY LIMITED                                                                        620,759
           14 PACIFIC GOLF GROUP INTERNATIONAL                                                                       8,982
        2,235 PADDY POWER PLC                                                                                       77,577
       39,771 PANERA BREAD COMPANY+<<                                                                            3,179,294
       27,060 PAPA JOHN'S INTERNATIONAL INCORPORATED+                                                              644,299
       14,431 PARTYGAMING PLC+<<                                                                                    57,986
       33,690 PENN NATIONAL GAMING INCORPORATED+                                                                   949,384
       28,115 PF CHANG'S CHINA BISTRO INCORPORATED<<                                                             1,203,603
       89,798 PINNACLE ENTERTAINMENT INCORPORATED+<<                                                               880,020
        2,000 PLENUS COMPANY LIMITED                                                                                31,020
       32,370 PUNCH TAVERNS PLC                                                                                     39,939
      346,915 RESORTS WORLD BHD                                                                                    333,854
        2,880 RESORTTRUST INCORPORATED                                                                              42,132
        5,909 RESTAURANT GROUP PLC                                                                                  21,849
      625,000 REXCAPITAL FINANCIAL HOLDINGS LIMITED                                                                 52,226
        1,200 ROUND ONE CORPORATION                                                                                  5,199
       67,772 ROYAL CARIBBEAN CRUISES LIMITED+                                                                   1,664,480
        1,300 ROYAL HOLDINGS COMPANY LIMITED                                                                        13,014
        2,000 SAIZERIYA COMPANY LIMITED                                                                             38,948
      297,523 SANDS CHINA LIMITED                                                                                  462,038
      168,000 SHANGRI-LA ASIA LIMITED                                                                              367,154
      156,000 SJM HOLDINGS LIMITED                                                                                 150,009
       46,040 SKY CITY ENTERTAINMENT GROUP LIMITED                                                                  92,138
        5,883 SODEXHO ALLIANCE SA                                                                                  338,058
       91,453 SONIC CORPORATION+                                                                                   701,445
          300 ST. MARC HOLDINGS COMPANY LIMITED                                                                     11,588
      108,470 STARBUCKS CORPORATION                                                                              2,493,725
       62,093 TABCORP HOLDINGS LIMITED                                                                             353,010
      160,556 TATTERSALL'S LIMITED                                                                                 341,404
       37,081 THOMAS COOK GROUP PLC                                                                                103,332
       10,944 TIM HORTONS INCORPORATED                                                                             387,943
       11,000 TOKYO DOME CORPORATION                                                                                27,366
       12,000 TOKYOTOKEIBA COMPANY LIMITED                                                                          16,998
        1,458 TRANSAT A.T. INCORPORATED CLASS A+                                                                    15,915
        6,630 TUI AG                                                                                                66,845
       24,735 TUI TRAVEL PLC                                                                                        76,363
       47,817 VAIL RESORTS INCORPORATED+<<                                                                       1,579,396
        3,900 WATAMI FOOD SERVICE COMPANY+                                                                          76,366
      166,508 WENDY'S ARBY'S GROUP INCORPORATED                                                                    647,716
        2,154 WETHERSPOON (J.D.) PLC                                                                                13,835
       12,320 WHITBREAD PLC                                                                                        263,768
       37,488 WILLIAM HILL PLC                                                                                      96,244
       77,504 WMS INDUSTRIES INCORPORATED+                                                                       2,738,991

                   Wells Fargo Advantage Master Portfolios 113


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
HOTELS, RESTAURANTS & LEISURE (continued)
       90,073 WYNDHAM WORLDWIDE CORPORATION<<                                                                $   2,088,793
      138,000 WYNN MACAU LIMITED+                                                                                 238,079
       15,011 WYNN RESORTS LIMITED<<                                                                             1,210,037
           37 YOSHINOYA D&C COMPANY LIMITED                                                                         43,426
        7,800 ZENSHO COMPANY LIMITED                                                                                73,720
                                                                                                                61,452,873
                                                                                                            --------------
HOUSEHOLD DURABLES: 0.89%
        3,700 ALPINE ELECTRONICS INCORPORATED                                                                      42,281
       23,206 ARCELIK AS+                                                                                          110,176
        3,700 ARNEST ONE CORPORATION                                                                                37,392
       38,322 BARRATT DEVELOPMENTS PLC                                                                              56,451
        5,665 BELLWAY PLC                                                                                           45,439
       11,306 BERKELEY GROUP HOLDINGS PLC+                                                                         142,010
        2,759 BOVIS HOMES GROUP PLC                                                                                 14,937
       27,400 CASIO COMPUTER COMPANY LIMITED                                                                       181,993
        1,900 CHOFU SEISAKUSHO COMPANY LIMITED                                                                      42,790
        5,200 CLEANUP CORPORATION                                                                                   28,597
        2,000 CORONA CORPORATION                                                                                    19,688
        1,167 DOREL INDUSTRIES INCORPORATED CLASS B                                                                 38,304
      135,239 DR HORTON INCORPORATED<<                                                                           1,387,552
          800 EKORNES ASA                                                                                           18,074
       14,855 ELECTROLUX AB CLASS B                                                                                286,386
       76,700 FORTUNE BRANDS INCORPORATED                                                                        3,435,393
        2,400 FOSTER ELECTRIC COMPANY LIMITED                                                                       51,451
        6,000 FRANCE BED HOLDINGS COMPANY LIMITED                                                                    8,428
        2,100 FUNAI ELECTRIC COMPANY LIMITED                                                                        63,667
        6,509 GUD HOLDINGS LIMITED                                                                                  55,884
       91,526 HARMAN INTERNATIONAL INDUSTRIES INCORPORATED+<<                                                    2,852,865
      150,000 HASEKO CORPORATION                                                                                   124,985
        5,000 HITACHI KOKI COMPANY LIMITED                                                                          42,852
            1 HUSQVARNA AB A SHARES A NPV                                                                                6
       18,839 HUSQVARNA AB B SHARES                                                                                118,286
       10,914 INVENTEC APPLIANCES CORPORATION                                                                        7,802
        2,686 JM AB                                                                                                 42,244
        3,500 JVC KENWOOD HOLDINGS INCORPORATED+                                                                     8,582
       72,246 LEGGETT & PLATT INCORPORATED                                                                       1,384,956
       10,363 LG ELECTRONICS INCORPORATED                                                                          833,258
       20,000 MATSUNICHI COMMUNICATION HOLDINGS LIMITED+                                                            11,621
      220,410 MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                     2,802,022
       45,980 MDC HOLDINGS INCORPORATED<<                                                                        1,223,988
       29,274 MOHAWK INDUSTRIES INCORPORATED+                                                                    1,297,131
      140,719 NEWELL RUBBERMAID INCORPORATED<<                                                                   2,113,599
          429 NEXITY SA                                                                                             13,154
        5,775 NOBIA AB                                                                                              30,080
        3,171 NVR INCORPORATED+<<                                                                                1,915,791
       12,000 PANAHOME CORPORATION                                                                                  71,991
       14,070 PERSIMMON PLC                                                                                         78,373
       27,300 PIONEER CORPORATION                                                                                   80,915
        3,458 REDROW PLC+                                                                                            5,675
        5,300 RINNAI CORPORATION                                                                                   316,700
       54,925 RYLAND GROUP INCORPORATED                                                                            884,842
        3,300 SANGETSU COMPANY LIMITED                                                                              70,470
      187,000 SANYO ELECTRIC COMPANY LIMITED+                                                                      304,952
        1,103 SEB SA                                                                                                81,071

                   114 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
HOUSEHOLD DURABLES (continued)
       49,000 SEKISUI CHEMICAL COMPANY LIMITED                                                              $      287,549
       62,000 SEKISUI HOUSE LIMITED                                                                                537,269
      111,000 SHARP CORPORATION                                                                                  1,062,302
      132,000 SKYWORTH DIGITAL TECHNOLOGY COMPANY LIMITED                                                           68,556
      105,694 SONY CORPORATION                                                                                   2,979,210
       80,582 STANLEY BLACK & DECKER INCORPORATED                                                                4,322,418
      107,281 STEINHOFF INTERNATIONAL HOLDINGS LIMITED+                                                            273,476
       15,100 SUMITOMO FORESTING                                                                                   108,204
          900 TAKAMATSU CORPORATION                                                                                 11,152
      937,000 TATUNG COMPANY LIMITED+                                                                              156,781
      144,697 TAYLOR WOODROW PLC                                                                                    57,387
       89,000 TECHTRONIC INDUSTRIES COMPANY                                                                         77,344
        1,000 TOA CORPORATION                                                                                        4,999
        4,700 TOMTOM NV+<<                                                                                          25,117
       82,667 TUPPERWARE BRANDS CORPORATION<<                                                                    3,252,120
       58,903 TURK SISE VE CAM FABRIKALARI AS+                                                                      87,947
       16,162 VIDEOCON INDUSTRIES LIMITED+                                                                          88,128
      514,000 WELLING HOLDING LIMITED+                                                                              20,814
        6,350 WOONGJIN COWAY COMPANY LIMITED+                                                                      212,126
                                                                                                                36,418,003
                                                                                                            --------------
INTERNET & CATALOG RETAIL: 0.51%
       50,727 AMAZON.COM INCORPORATED+                                                                           6,332,251
        2,300 ASKUL CORPORATION                                                                                     43,120
        3,000 BELLUNA COMPANY LIMITED                                                                               14,784
       10,800 DENA COMPANY LIMITED                                                                                 323,704
       62,866 HOME RETAIL GROUP                                                                                    210,762
      284,628 LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                            3,002,825
        3,324 N BROWN GROUP PLC                                                                                     11,414
       23,923 NETFLIX INCORPORATED+<<                                                                            3,002,815
        2,200 NISSEN COMPANY LIMITED                                                                                 9,454
       25,153 PRICELINE.COM INCORPORATED+                                                                        7,331,596
          761 RAKUTEN INCORPORATED                                                                                 576,117
        1,800 SENSHUKAI COMPANY LIMITED                                                                             10,584
        9,113 WOTIF.COM HOLDINGS LIMITED                                                                            35,674
                                                                                                                20,905,100
                                                                                                            --------------
LEISURE EQUIPMENT & PRODUCTS: 0.34%
       86,000 ALTEK CORPORATION                                                                                    126,850
        6,650 AMER SPORTS OYJ                                                                                       69,440
        4,400 ARUZE CORPORATION                                                                                     86,418
       14,239 ASIA OPTICAL COMPANY INCORPORATED                                                                     20,136
        1,319 BENETEAU SA                                                                                           17,517
       93,845 CALLAWAY GOLF COMPANY<<                                                                              586,531
      395,202 EASTMAN KODAK COMPANY+<<                                                                           1,379,255
            7 FIELDS CORPORATION                                                                                     8,766
       35,200 GIANT MANUFACTURING COMPANY LIMITED                                                                  127,465
       65,875 HASBRO INCORPORATED                                                                                2,658,715
        4,900 HEIWA CORPORATION                                                                                     60,601
          600 MARS ENGINEERING CORPORATION                                                                          10,070
      182,295 MATTEL INCORPORATED<<                                                                              3,826,372
       17,000 MIZUNO CORPORATION                                                                                    76,289
       29,100 NAMCO BANDAI HOLDINGS INCORPORATED                                                                   276,417
        2,800 NIDEC COPAL ELECTRONICS CORPORATION                                                                   43,362
       40,000 NIKON CORPORATION                                                                                    665,159

                   Wells Fargo Advantage Master Portfolios 115


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
LEISURE EQUIPMENT & PRODUCTS (continued)
       42,869 POLARIS INDUSTRIES INCORPORATED<<                                                             $    2,286,204
          800 ROLAND CORPORATION                                                                                     7,942
        6,500 SANKYO COMPANY LIMITED                                                                               328,830
       25,800 SEGA SAMMY HOLDINGS INCORPORATED                                                                     382,962
        8,400 SHIMANO INCORPORATED                                                                                 411,951
          600 TAMRON COMPANY LIMITED                                                                                10,827
        8,100 TOMY COMPANY LIMITED<<                                                                                62,478
       23,800 YAMAHA CORPORATION                                                                                   244,204
       14,000 YOUNG OPTICS INCORPORATED                                                                             75,170
                                                                                                                13,849,931
                                                                                                            --------------
MEDIA: 2.00%
       38,611 AEGIS GROUP PLC                                                                                       66,677
        5,097 AGORA SA+                                                                                             40,244
        8,316 AMALGAMATED HOLDINGS+                                                                                 43,209
        1,425 ANTENA 3 DE TELEVISION SA                                                                              9,661
       36,497 APN NEWS & MEDIA LIMITED                                                                              61,371
        1,753 ARNOLDO MONDADORI EDITORE SPA                                                                          4,959
        3,400 ASATSU-DK INCORPORATED                                                                                71,675
        2,449 ASTRAL MEDIA INCORPORATED                                                                             83,161
       57,954 AUSTAR UNITED COMMUNICATIONS LIMITED+                                                                 47,437
        4,600 AVEX GROUP HOLDINGS INCORPORATED                                                                      66,856
          307 AXEL SPRINGER AG                                                                                      35,792
      121,700 BEC WORLD PCL                                                                                        123,469
       59,576 BRITISH SKY BROADCASTING PLC                                                                         646,434
      133,279 CABLEVISION SYSTEMS CORPORATION                                                                    3,343,970
      315,129 CBS CORPORATION CLASS B                                                                            4,355,083
            1 CITADEL BROADCASTING CORPORATION(a)+                                                                       0
        1,258 COGECO CABLE INCORPORATED                                                                             42,258
        3,691 CORUS ENTERTAINMENT INCORPORATED CLASS B                                                              67,392
           48 CYBERAGENT INCORPORATED                                                                               76,962
        6,541 CYFROWY POLSAT SA                                                                                     29,331
        4,900 DAIICHIKOSHO COMPANY LIMITED                                                                          75,299
       14,021 DAILY MAIL & GENERAL TRUST CLASS A NV                                                                 97,130
       21,200 DENTSU INCORPORATED                                                                                  483,252
      129,456 DIRECTV+                                                                                           4,908,972
       71,042 DISCOVERY COMMUNICATIONS INCORPORATED+<<                                                           2,681,836
       74,251 DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+                                                     2,509,684
       84,286 DREAMWORKS ANIMATION SKG INCORPORATED CLASS A+<<                                                   2,497,394
        8,400 ENIRO AB                                                                                              10,682
        3,000 ESUN HOLDINGS LIMITED+                                                                                   397
        4,971 EUTELSAT COMMUNICATIONS                                                                              178,717
      239,880 FAIRFAX MEDIA LIMITED<<                                                                              307,327
           61 FUJI TELEVISION NETWORK INCORPORATED                                                                  82,703
      115,118 GANNETT COMPANY INCORPORATED<<                                                                     1,391,777
        5,315 GESTEVISION TELECINCO SA                                                                              53,816
          353 GFK SE+                                                                                               13,420
        9,321 GROUPE AEROPLAN INCORPORATED                                                                          99,123
      379,802 GRUPO TELEVISA SA                                                                                  1,405,619
        2,960 HAKUHODO DY HOLDINGS INCORPORATED                                                                    138,293
       14,292 HAVAS SA                                                                                              65,564
        1,224 HOT TELECOMMUNICATION SYSTEM LIMITED                                                                  12,179
       42,987 INFORMA PLC                                                                                          252,896
      245,183 INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                       2,091,411
        1,280 IPSOS                                                                                                 47,641

                   116 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MEDIA (continued)
      189,797 ITV PLC                                                                                       $      163,006
        5,375 JC DECAUX SA                                                                                         128,430
       64,145 JOHN WILEY & SONS INCORPORATED                                                                     2,282,921
          218 JUPITER TELECOMMUNICATIONS COMPANY LIMITED                                                           232,246
        3,300 KADOKAWA GROUP HOLDINGS INCORPORATED                                                                  73,338
        5,647 LAGARDERE SCA                                                                                        203,414
       74,497 LAMAR ADVERTISING COMPANY+<<                                                                       1,952,566
       64,246 LIBERTY GLOBAL INCORPORATED+<<                                                                     1,769,335
       64,980 LIBERTY GLOBAL INCORPORATED SERIES A+<<                                                            1,788,250
       48,658 LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+<<                                              2,193,503
      222,511 LIVE NATION INCORPORATED+                                                                          1,922,495
        2,718 M6 METROPOLE TELEVISION                                                                               56,677
       81,526 MADISON SQUARE GARDEN INCORPORATED CLASS A+                                                        1,596,687
       33,700 MCGRAW-HILL COMPANIES INCORPORATED                                                                   931,805
       43,712 MEDIASET SPA                                                                                         270,877
       55,917 MEREDITH CORPORATION<<                                                                             1,636,131
        2,310 MODERN TIMES GROUP MTG B SHARES                                                                      132,852
       10,976 MORNINGSTAR INCORPORATED+                                                                            443,979
       35,830 NASPERS LIMITED                                                                                    1,446,706
      145,268 NEW YORK TIMES COMPANY CLASS A+                                                                    1,043,024
      201,096 NEWS CORPORATION CLASS A                                                                           2,527,777
       45,186 NEWS CORPORATION CLASS B                                                                             637,123
          500 NIPPON TELEVISION NETWORK CORPORATION                                                                 66,302
        5,117 PAGESJAUNES SA                                                                                        48,627
       47,100 PEARSON PLC                                                                                          702,485
       17,170 PREMIERE AG+                                                                                          21,171
        7,553 PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA
              SGPS SA                                                                                               30,438
        7,519 PUBLICIS GROUPE                                                                                      314,915
       41,433 PUBLISHING & BROADCASTING LIMITED                                                                    120,173
        2,241 QUEBECOR INCORPORATED                                                                                 68,427
       42,557 REED ELSEVIER NV                                                                                     509,804
       72,594 REED ELSEVIER PLC                                                                                    583,389
      121,981 REGAL ENTERTAINMENT GROUP CLASS A                                                                  1,501,586
        6,926 RIGHTMOVE PLC                                                                                         68,725
          543 RTL GROUP                                                                                             42,904
        4,610 SANOMAWSOY OYJ                                                                                        85,294
        3,560 SCHIBSTED ASA                                                                                         81,277
       41,617 SCHOLASTIC CORPORATION<<                                                                             975,086
       47,201 SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                          1,896,536
          259 SEAT PAGINE GIALLE SPA+                                                                                   44
       17,382 SES FDR                                                                                              399,025
       21,200 SHAW COMMUNICATIONS INCORPORATED CLASS B<<                                                           434,795
       12,000 SHOCHIKU COMPANY LIMITED                                                                              81,847
      182,000 SINGAPORE PRESS HOLDINGS LIMITED                                                                     547,813
       17,723 SKY NETWORK TELEVISION LIMITED                                                                        62,656
           92 SKY PERFECT JSAT HOLDINGS INCORPORATED                                                                32,393
        5,679 SOCIETE TELEVISION FRANCAISE 1                                                                        84,166
       33,600 STAR PUBLICATIONS LIMITED                                                                             38,117
       10,107 SUN TV NETWORK LIMITED                                                                               102,638
        4,271 TECHNICOLOR REGR                                                                                      20,648
       28,000 TELEVISION BROADCASTS LIMITED                                                                        139,303
        3,543 TELUS CORPORATION(a)                                                                                 146,192
       63,863 TEN NETWORK HOLDINGS LIMITED                                                                          77,842
            7 THOMSON(a)                                                                                                 4
       21,352 THOMSON CORPORATION                                                                                  741,468
       39,041 TIME WARNER CABLE INCORPORATED                                                                     2,014,906

                   Wells Fargo Advantage Master Portfolios 117


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MEDIA (continued)
      126,873 TIME WARNER INCORPORATED                                                                      $    3,803,653
        5,000 TOEI COMPANY LIMITED                                                                                  21,962
       18,300 TOHO COMPANY LIMITED TOKYO                                                                           297,122
        2,200 TOKYO BROADCASTING SYSTEM INCORPORATED                                                                27,261
        1,036 TORSTAR CORPORATION                                                                                    9,230
            9 TV ASAHI CORPORATION                                                                                  11,977
       16,466 TVN SA PLN                                                                                            89,521
       11,367 UNITED BUSINESS MEDIA LIMITED                                                                         96,230
       61,496 VIACOM INCORPORATED CLASS B                                                                        1,932,204
       71,101 VIVENDI SA                                                                                         1,658,792
       79,667 VODACOM GROUP PROPRIETARY LIMITED                                                                    666,394
      199,608 WALT DISNEY COMPANY                                                                                6,505,225
        2,926 WASHINGTON POST COMPANY CLASS B<<                                                                  1,054,033
       17,103 WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED<<                                                         102,712
       16,030 WOLTERS KLUWER NV                                                                                    299,226
       73,114 WPP PLC                                                                                              724,368
       98,003 YELL GROUP PLC+                                                                                       21,734
       10,131 YELLOW PAGES INCOME FUND                                                                              49,023
       34,653 ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                                211,535
        5,000 ZENRIN COMPANY LIMITED                                                                                52,672
                                                                                                                81,730,085
                                                                                                            --------------
MULTILINE RETAIL: 0.79%
       68,621 99 CENTS ONLY STORES+<<                                                                            1,200,868
        9,700 AEON COMPANY M BHD                                                                                    16,073
      107,048 BIG LOTS INCORPORATED+<<                                                                           3,346,320
        3,800 CANADIAN TIRE CORPORATION LIMITED                                                                    197,100
       67,904 DAVID JONES LIMITED                                                                                  297,842
       63,852 DEBENHAMS PLC                                                                                         56,553
       85,290 DILLARD'S INCORPORATED<<                                                                           1,865,292
       70,191 DOLLAR TREE INCORPORATED+                                                                          3,181,758
        2,958 DOLLARAMA INCORPORATED                                                                                70,181
        4,200 DON QUIJOTE COMPANY LIMITED                                                                          102,538
      101,749 FAR EASTERN DEPARTMENT STORES COMPANY LIMITED                                                        100,688
        1,100 FUJI COMPANY LIMITED                                                                                  21,042
       51,000 GOLDEN EAGLE RETAIL GROUP LIMITED                                                                    134,405
        9,000 HANKYU DEPARTMENT STORES                                                                              54,101
       77,749 HARVEY NORMAN HOLDINGS LIMITED                                                                       238,648
        1,916 HYUNDAI DEPARTMENT STORE COMPANY LIMITED+                                                            191,776
      102,000 INTIME DEPARTMENT STORE GROUP COMPANY LIMITED                                                        125,226
       45,000 ISETAN MITSUKOSHI HOLDINGS LIMITED                                                                   474,051
        7,200 IZUMI COMPANY LIMITED                                                                                 88,875
       46,800 J FRONT RETAILING COMPANY LIMITED                                                                    225,059
      104,600 JCPENNEY COMPANY INCORPORATED                                                                      2,092,000
       41,891 KOHL'S CORPORATION+                                                                                1,968,039
       60,500 LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                             130,975
        1,568 LOTTE SHOPPING COMPANY LIMITED+                                                                      508,106
      211,673 MACY'S INCORPORATED                                                                                4,114,923
       89,125 MARKS & SPENCER GROUP PLC                                                                            473,072
       27,200 MARUI COMPANY LIMITED                                                                                182,607
        4,900 MATSUYA COMPANY LIMITED<<                                                                             35,112
      136,000 METRO HOLDINGS LIMITED                                                                                76,252
       55,082 MYER HOLDINGS LIMITED                                                                                180,344
       14,000 NEW WORLD DEPARTMENT STORE CHINA LIMITED                                                              12,130
       10,004 NEXT PLC                                                                                             303,784
       10,098 PANTALOON RETAIL INDIA LIMITED+                                                                       97,234

                   118 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MULTILINE RETAIL (continued)
        3,200 PARCO COMPANY LIMITED                                                                         $       24,607
       56,238 PARKSON HOLDINGS BHD                                                                                  98,564
      171,000 PARKSON RETAIL GROUP LIMITED                                                                         284,020
        4,364 PINAULT-PRINTEMPTS-REDOUTE SA                                                                        568,236
      188,400 ROBINSON DEPARTMENT STORE PCL                                                                        134,851
        2,500 RYOHIN KEIKAKU COMPANY LIMITED                                                                        87,430
      144,347 SACI FALABELLA+                                                                                    1,204,589
      211,601 SAKS INCORPORATED+<<                                                                               1,669,532
          655 SEARS CANADA INCORPORATED                                                                             14,005
        7,101 SEARS HOLDINGS CORPORATION+<<                                                                        439,552
        1,375 STOCKMANN OYJ ABP                                                                                     43,631
       36,000 TAKASHIMAYA COMPANY LIMITED                                                                          272,539
       97,100 TARGET CORPORATION                                                                                 4,967,636
        2,400 THE DAIEI INCORPORATED                                                                                 9,713
       10,254 WAREHOUSE GROUP LIMITED                                                                               25,311
       83,120 WOOLWORTHS HOLDINGS LIMITED                                                                          277,255
                                                                                                                32,284,445
                                                                                                            --------------
SPECIALTY RETAIL: 1.85%
       91,939 AARON RENTS INCORPORATED<<                                                                         1,497,686
        2,900 ABC-MART INCORPORATED                                                                                 87,059
       46,577 ADVANCE AUTO PARTS INCORPORATED                                                                    2,537,049
      124,368 AEROPOSTALE INCORPORATED+<<                                                                        2,649,038
          700 ALPEN COMPANY LIMITED                                                                                 11,032
       94,206 AMERICAN EAGLE OUTFITTERS INCORPORATED                                                             1,190,764
        3,300 AOKI HOLDINGS INCORPORATED                                                                            40,852
        7,000 AOYAMA TRADING COMPANY LIMITED                                                                        96,405
        2,500 AUTOBACS SEVEN COMPANY LIMITED                                                                        93,590
       35,454 AUTONATION INCORPORATED+<<                                                                           800,551
       15,400 AUTOZONE INCORPORATED+                                                                             3,230,612
       58,717 BARNES & NOBLE INCORPORATED<<                                                                        888,975
       46,900 BED BATH & BEYOND INCORPORATED+                                                                    1,686,993
      446,000 BELLE INTERNATIONAL HOLDINGS LIMITED                                                                 778,619
        8,000 BEST DENKI COMPANY LIMITED                                                                            18,760
        2,534 CARPETRIGHT PLC                                                                                       28,156
       41,771 CATO CORPORATION                                                                                     958,644
      273,453 CHICO'S FAS INCORPORATED                                                                           2,255,987
        2,000 CHIYODA COMPANY LIMITED                                                                               22,735
       24,000 CHOW SANG SANG HOLDINGS INTERNATIONAL LIMITED                                                         45,910
       15,200 CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                              66,583
       13,300 DCM JAPAN HOLDINGS COMPANY LIMITED                                                                    62,693
        1,187 DELEK AUTOMOTIVE SYSTEMS LIMITED                                                                      12,947
      118,045 DICK'S SPORTING GOODS INCORPORATED+                                                                2,888,561
       36,000 DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                23,603
        1,280 DOUGLAS HOLDING AG                                                                                    54,924
       91,472 DRESS BARN INCORPORATED+<<                                                                         1,907,191
      172,361 DSG INTERNATIONAL PLC                                                                                 63,733
        9,700 EDION CORPORATION                                                                                     66,853
      124,286 ESPRIT HOLDINGS LIMITED                                                                              696,625
        8,000 FAST RETAILING COMPANY LIMITED                                                                     1,102,726
          331 FIELMANN AG                                                                                           27,290
       78,132 FOOT LOCKER INCORPORATED                                                                             917,270
        1,820 FOURLIS HOLDINGS SA                                                                                   14,346
        9,019 GAME GROUP PLC                                                                                         9,164
       50,800 GAP INCORPORATED                                                                                     858,012

                   Wells Fargo Advantage Master Portfolios 119


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
SPECIALTY RETAIL (continued)
           22 GEO COMPANY LIMITED                                                                           $       25,847
      338,000 GIORDANO INTERNATIONAL LIMITED                                                                       190,319
    1,024,000 GOME ELECTRICAL APPLIANCES                                                                           310,672
        4,139 GRUPO ELEKTRA SA DE CV+                                                                              131,861
       29,823 GUESS? INCORPORATED<<                                                                                963,581
          560 GULLIVER INTERNATIONAL COMPANY LIMITED                                                                21,797
       10,381 HALFORDS GROUP                                                                                        77,025
       56,702 HENNES & MAURITZ AB CLASS B                                                                        1,854,894
        2,700 HIKARI TSUSHIN INCORPORATED                                                                           47,694
        6,422 HMV GROUP PLC                                                                                          5,860
      188,230 HOME DEPOT INCORPORATED                                                                            5,234,676
       49,000 HOTAI MOTOR COMPANY LIMITED                                                                          134,454
       12,347 INDUSTRIA DE DISENO TEXTIL SA                                                                        823,801
      172,900 IT CITY PUBLIC COMPANY LIMITED                                                                        47,514
       68,832 J.CREW GROUP INCORPORATED+<<                                                                       2,098,688
       10,762 JB HI-FI LIMITED<<                                                                                   199,351
        5,000 JOSHIN DENKI COMPANY LIMITED                                                                          46,780
        3,484 JUMBO SA                                                                                              22,252
        5,600 K'S HOLDINGS CORPORATION+                                                                            120,986
        2,000 KEIYO COMPANY LIMITED<<                                                                               10,689
       21,336 KESA ELECTRICALS PLC                                                                                  43,586
      129,357 KINGFISHER PLC                                                                                       405,704
        2,600 KOMERI COMPANY LIMITED                                                                                59,824
      138,700 LIMITED BRANDS                                                                                     3,273,320
      159,900 LOWE'S COMPANIES INCORPORATED                                                                      3,245,970
       26,000 LUK FOOK HOLDINGS INTERNATIONAL LIMITED                                                               50,605
       70,226 MEN'S WEARHOUSE INCORPORATED<<                                                                     1,353,957
        1,400 NAFCO COMPANY LIMITED                                                                                 22,297
       11,076 NEW CARPHONE WAREHOUSE                                                                                36,946
        8,400 NISHIMATSUYA CHAIN COMPANY LIMITED                                                                    72,991
        4,450 NITORI COMPANY LIMITED                                                                               387,740
       72,496 O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                3,426,886
      424,800 OFFICE DEPOT INCORPORATED+<<                                                                       1,448,568
      127,622 OFFICEMAX INCORPORATED+<<                                                                          1,243,038
        3,500 PARIS MIKI INCORPORATED+                                                                              27,872
        1,450 POINT INCORPORATED                                                                                    67,831
        3,061 PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                               23,585
        6,871 PREMIER INVESTMENTS LIMITED+                                                                          40,041
       61,208 RADIOSHACK CORPORATION                                                                             1,131,124
        2,386 REITMAN'S CANADA LIMITED CLASS A                                                                      42,043
      102,829 RENT-A-CENTER INCORPORATED                                                                         2,064,806
        1,000 RIGHT ON COMPANY LIMITED                                                                               5,809
        6,259 RONA INCORPORATED+                                                                                    74,250
       64,878 ROSS STORES INCORPORATED                                                                           3,219,895
       14,000 SA SA INTERNATIONAL HOLDINGS LIMITED                                                                   9,611
      143,070 SALLY BEAUTY HOLDINGS INCORPORATED+<<                                                              1,234,694
        4,800 SANRIO COMPANY LIMITED                                                                                80,676
        4,800 SHIMACHU COMPANY LIMITED                                                                              94,389
        3,300 SHIMANURA COMPANY LIMITED                                                                            300,500
        1,261 SIGNET JEWELERS LIMITED+                                                                              33,341
        4,458 SUPER CHEAP AUTO GROUP LIMITED                                                                        23,123
       39,428 THE GYMBOREE CORPORATION+<<                                                                        1,483,676
       59,500 TJX COMPANIES INCORPORATED                                                                         2,361,555
       47,845 TRACTOR SUPPLY COMPANY                                                                             3,252,503
       47,439 TRUWORTHS INTERNATIONAL LIMITED                                                                      376,617

                   120 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
SPECIALTY RETAIL (continued)
        1,900 UNITED ARROWS LIMITED                                                                         $       26,303
       70,681 URBAN OUTFITTERS INCORPORATED+<<                                                                   2,143,048
        2,490 USS COMPANY LIMITED                                                                                  183,764
           55 VALORA HOLDING AG                                                                                     14,789
        7,923 WH SMITH PUBLIC LIMITED CORPORATION                                                                   49,528
       55,566 WILLIAMS-SONOMA INCORPORATED<<                                                                     1,442,493
        1,800 XEBIO COMPANY LIMITED                                                                                 32,696
       10,040 YAMADA DENKI COMPANY LIMITED                                                                         625,035
                                                                                                                75,597,708
                                                                                                            --------------
TEXTILES, APPAREL & LUXURY GOODS: 1.00%
       12,185 ADIDAS-SALOMON AG                                                                                    620,206
       95,000 ANTA SPORTS PRODUCTS LIMITED                                                                         194,671
       19,000 ASICS CORPORATION                                                                                    178,443
        8,000 ATSUGI COMPANY LIMITED                                                                                 9,523
        1,225 BENETTON GROUP SPA                                                                                     8,282
       21,069 BILLABONG INTERNATIONAL LIMITED                                                                      141,713
      218,000 BOSIDENG INTERNATIONAL HOLDINGS LIMITED                                                               70,903
        7,742 BULGARI SPA<<                                                                                         57,198
       25,206 BURBERRY GROUP PLC                                                                                   328,586
       78,424 CARTER'S INCORPORATED+                                                                             1,751,992
      272,000 CHINA DONGXIANG GROUP COMPANY                                                                        143,365
       37,000 CHINA HONGXING SPORTS LIMITED                                                                          4,504
        3,350 CHRISTIAN DIOR SA                                                                                    338,859
       43,286 COACH INCORPORATED                                                                                 1,551,370
       30,403 COMPAGNIE FINANCIERE RICHEMONT SA                                                                  1,181,682
        1,200 DAIDOH LIMITED                                                                                        10,056
       12,000 DAIWABO COMPANY LIMITED                                                                               24,997
       50,891 DECKERS OUTDOOR CORPORATION+<<                                                                     2,212,232
        3,000 DESCENTE LIMITED                                                                                      18,105
       20,000 FIBRECHEM TECHNOLOGIES LIMITED(a)+                                                                         0
      111,000 FORMOSA TAFFETA COMPANY LIMITED                                                                       82,988
       62,295 FOSSIL INCORPORATED+                                                                               2,958,390
          950 GEOX SPA                                                                                               4,472
        5,637 GILDAN ACTIVEWEAR INCORPORATED+                                                                      154,623
       19,000 GUNZE LIMITED                                                                                         62,421
      146,039 HANESBRANDS INCORPORATED+                                                                          3,496,174
        3,269 HERMES INTERNATIONAL                                                                                 592,398
      165,900 INDORAMA VENTURES FOREIGN                                                                            135,180
       15,488 JAYBHARAT TEXTILES & REAL ESTATE LIMITED                                                              87,581
      135,800 JONES APPAREL GROUP INCORPORATED<<                                                                 2,088,604
       19,000 KURABO INDUSTRIES LIMITED                                                                             29,854
       79,500 LI NING COMPANY LIMITED                                                                              256,015
          126 LPP SA                                                                                                70,975
       10,398 LUXOTTICA GROUP SPA                                                                                  240,346
       14,933 LVMH MOET HENNESSY LOUIS VUITTON SA                                                                1,736,642
          750 NG2 SA                                                                                                13,042
       40,300 NIKE INCORPORATED CLASS B                                                                          2,821,000
       17,000 NISSHINBO INDUSTRIES INCORPORATED                                                                    160,874
       14,000 ONWARD KASHIYAMA COMPANY LIMITED                                                                     100,488
       29,609 PHILLIPS-VAN HEUSEN CORPORATION                                                                    1,352,539
       34,893 POLO RALPH LAUREN CORPORATION                                                                      2,642,796
       33,000 PORTS DESIGN LIMITED                                                                                  80,519
      390,600 POU CHEN CORPORATION                                                                                 315,197
       88,000 PRIME SUCCESS INTERNATIONAL GROUP LIMITED                                                             90,616

                   Wells Fargo Advantage Master Portfolios 121


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
TEXTILES, APPAREL & LUXURY GOODS (continued)
          229 PUMA AG RUDOLF DASSLER SPORT                                                                  $       62,161
       81,618 RUENTEX INDUSTRIES LIMITED                                                                           241,027
        5,000 SANYO SHOKAI LIMITED                                                                                  20,117
       12,000 SEIKO HOLDINGS CORPORATION CLASS C                                                                    34,424
        2,100 SEIREN COMPANY LIMITED                                                                                12,349
       38,000 SHENZHOU INTERNATIONAL GROUP HOLDINGS LIMITED                                                         43,771
       19,500 STELLA INTERNATIONAL                                                                                  36,449
        2,102 SWATCH GROUP AG                                                                                      124,433
        1,659 SWATCH GROUP AG CLASS B                                                                              534,017
      332,520 TAINAN SPINNING COMPANY LIMITED                                                                      151,551
       64,000 TEXWINCA HOLDINGS LIMITED                                                                             63,270
       13,000 THE JAPAN WOOL TEXTILE COMPANY LIMITED                                                                98,417
       68,087 TIMBERLAND COMPANY+                                                                                1,094,158
        2,574 TITAN INDUSTRIES LIMITED                                                                             160,415
          207 TOD'S SPA                                                                                             16,104
       11,000 TOKYO STYLE COMPANY LIMITED                                                                           79,610
       81,000 TOYOBO COMPANY LIMITED                                                                               124,378
       46,194 UNDER ARMOUR INCORPORATED+<<                                                                       1,656,979
       17,000 UNITIKA                                                                                               13,558
       46,229 VF CORPORATION                                                                                     3,264,692
       14,000 WACOAL CORPORATION                                                                                   190,644
       58,625 WARNACO GROUP INCORPORATED+<<                                                                      2,455,215
       65,438 WOLVERINE WORLD WIDE INCORPORATED                                                                  1,653,618
      154,500 XTEP INTERNATIONAL HOLDINGS                                                                          118,972
       61,500 YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                 201,607
                                                                                                                40,872,357
                                                                                                            --------------
CONSUMER STAPLES: 7.23%
BEVERAGES: 1.44%
       23,881 ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                            320,592
        6,960 ANHEUSER-BUSCH INBEV NV+                                                                                  26
       49,700 ASAHI BREWERIES LIMITED                                                                              937,680
       10,808 BRITVIC PLC                                                                                           79,961
        9,114 BROWN-FORMAN CORPORATION                                                                             556,683
       47,861 BROWN-FORMAN CORPORATION CLASS B<<                                                                 2,933,401
       16,248 C&C GROUP PLC                                                                                         63,418
        5,600 CARLSBERG AS                                                                                         527,632
        9,100 CARLSBERG BREWERY MALAYSIA BERHAD                                                                     14,992
       83,762 CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                       1,916,475
       11,518 CIA CERVECERIAS UNIDAS SA                                                                            133,944
        6,611 CIA DE BEBIDAS DAS AMERICAS                                                                          628,633
       57,549 COCA-COLA AMATIL LIMITED                                                                             610,832
        1,000 COCA-COLA CENTRAL JAPAN COMPANY LIMITED                                                               12,939
      235,933 COCA-COLA COMPANY                                                                                 13,193,373
       35,000 COCA-COLA ENTERPRISES INCORPORATED                                                                   996,100
        8,215 COCA-COLA HELLENIC BOTTLING COMPANY SA                                                               194,051
        8,224 COCA-COLA ICECEK URETIM AS                                                                            86,169
        9,000 COCA-COLA WEST JAPAN COMPANY LIMITED                                                                 152,553
       99,483 CONSTELLATION BRANDS INCORPORATED CLASS A+                                                         1,657,387
        4,300 COTT CORPORATION+                                                                                     29,719
       14,156 DAVID CAMPARI-MILANO SPA                                                                              73,237
      142,779 DIAGEO PLC                                                                                         2,318,925
      283,200 FOMENTO ECONOMICO MEXICANO SAB DE CV                                                               1,382,808
      205,860 FOSTER'S GROUP LIMITED                                                                             1,109,911
        5,500 FRASER & NEAVE HOLDINGS                                                                               24,887

                   122 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
BEVERAGES (continued)
        8,900 GUINNESS ANCHOR BHD                                                                           $       22,972
       37,489 HANSEN NATURAL CORPORATION+                                                                        1,688,505
        4,844 HEINEKEN HOLDING NV                                                                                  186,489
       14,265 HEINEKEN NV<<                                                                                        638,853
          418 HITE BREWERY COMPANY LIMITED                                                                          45,325
       43,319 INBEV NA                                                                                           2,253,207
        5,200 ITO EN LIMITED                                                                                        85,171
      104,000 KIRIN BREWERY COMPANY LIMITED                                                                      1,438,495
           93 LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                               57,790
        1,300 MIKUNI COCA-COLA BOTTLING COMPANY LIMITED                                                             11,018
       79,217 MOLSON COORS BREWING COMPANY                                                                       3,450,693
      235,363 PEPSICO INCORPORATED                                                                              15,105,597
       11,794 PERNOD-RICARD                                                                                        922,016
        1,088 REMY COINTREAU SA                                                                                     60,245
       56,068 SABMILLER PLC                                                                                      1,596,811
      116,200 SAN MIGUEL CORPORATION                                                                               171,764
       53,000 SAPPORO HOLDINGS LIMITED                                                                             247,935
       20,000 TAKARA HOLDINGS INCORPORATED                                                                         103,797
    1,069,000 THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                 220,819
       36,000 TSINGTAO BREWERY COMPANY LIMITED                                                                     189,285
       12,258 UNITED SPIRITS LIMITED                                                                               373,277
        1,000 YOMEISHU SEIZO COMPANY LIMITED                                                                         9,558
                                                                                                                58,835,950
                                                                                                             -------------
FOOD & STAPLES RETAILING: 1.32%
       81,700 AEON COMPANY LIMITED                                                                                 872,335
        5,981 ALIMENTATION COUCHE TARD INCORPORATED                                                                128,387
      413,000 ALLIANCE GLOBAL GROUP INCORPORATED                                                                    58,090
        3,800 ARCS COMPANY LIMITED                                                                                  49,801
       66,581 AWB LIMITED                                                                                           85,598
          450 AXFOOD AB                                                                                             12,821
       19,310 BERJAYA CORP BHD                                                                                       2,461
       33,600 BIG C SUPERCENTER+                                                                                    62,272
       34,400 BIG C SUPERCENTER (NON VOTING)+                                                                       63,755
       10,617 BIM BIRLESIK MAGAZALAR AS                                                                            290,272
      277,000 C.P. SEVEN ELEVEN PCL                                                                                351,837
       35,440 CARREFOUR SA                                                                                       1,609,174
       64,887 CASEY'S GENERAL STORES INCORPORATED<<                                                              2,441,049
        2,899 CASINO GUICHARD PERRACHON SA                                                                         234,716
        2,100 CAWACHI LIMITED                                                                                       38,195
      201,766 CENCOSUD SA                                                                                        1,209,272
      142,000 CHINA RESOURCES ENTERPRISE LIMITED                                                                   591,458
        2,900 CIRCLE K SUNKUS COMPANY LIMITED                                                                       39,663
          842 COLRUYT SA                                                                                           208,497
       64,127 COSTCO WHOLESALE CORPORATION                                                                       3,626,382
       42,300 DAIRY FARM INTERNATIONAL HOLDINGS LIMITED                                                            307,521
        5,426 DELHAIZE GROUP                                                                                       363,883
        1,299 EMPIRE COMPANY LIMITED                                                                                66,317
        9,166 EUROCASH SA                                                                                           65,235
        8,800 FAMILYMART COMPANY LIMITED                                                                           318,438
       16,692 FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED(a)+                                                        0
        2,300 GEORGE WESTON LIMITED                                                                                176,024
          109 GUYENNE ET GASCOGNE SA+                                                                               11,016
        4,400 HEIWADO COMPANY LIMITED                                                                               52,218
        2,000 INAGEYA COMPANY LIMITED                                                                               21,569

                   Wells Fargo Advantage Master Portfolios 123


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
FOOD & STAPLES RETAILING (continued)
        5,000 IZUMIYA COMPANY LIMITED                                                                       $       20,355
       68,469 J SAINSBURY PLC                                                                                      383,487
       10,195 JERONIMO MARTINS                                                                                     112,620
       10,000 KASUMI COMPANY LIMITED                                                                                53,327
        3,500 KATO SANGYO COMPANY LIMITED                                                                           52,827
          600 KESKO OYJ A SHARES                                                                                    22,772
        3,200 KESKO OYJ B SHARES                                                                                   124,251
       69,419 KONINKLIJKE AHOLD NV                                                                                 854,641
        6,900 LAWSON INCORPORATED                                                                                  314,570
        4,000 LIFE CORPORATION                                                                                      62,326
        5,600 LOBLAW COS LIMITED                                                                                   228,390
       22,032 MASSMART HOLDINGS LIMITED                                                                            365,836
        3,300 MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                             62,653
       81,036 METCASH LIMITED                                                                                      316,509
        6,734 METRO AG                                                                                             342,840
        5,178 METRO INCORPORATED                                                                                   219,192
          500 MINISTOP COMPANY LIMITED                                                                               7,142
      115,905 OLAM INTERNATIONAL LIMITED                                                                           228,304
       21,770 PICK'N PAY STORES LIMITED                                                                            131,004
       84,032 PRESIDENT CHAIN STORE CORPORATION+                                                                   310,851
          296 RALLYE SA+                                                                                            10,032
      910,953 RITE AID CORPORATION+                                                                                793,987
        3,100 RYOSHOKU LIMITED                                                                                      68,450
       40,816 SAFEWAY INCORPORATED                                                                                 767,341
       90,180 SEVEN & I HOLDINGS COMPANY LIMITED                                                                 2,061,012
        1,731 SHINSEGAE COMPANY LIMITED                                                                            833,086
       11,300 SHOPPERS DRUG MART CORPORATION                                                                       384,773
       42,173 SHOPRITE HOLDINGS LIMITED                                                                            516,941
       12,000 SIAM MAKRO PLC                                                                                        50,999
        1,429 SLIGRO FOOD GROUP NV                                                                                  41,904
        5,300 SUGI PHARMACY COMPANY LIMITED                                                                        114,820
        3,800 SUNDRUG COMPANY LIMITED                                                                              102,769
        1,882 SUPER-SOL LIMITED                                                                                     10,805
      106,915 SUPERVALU INCORPORATED                                                                             1,039,214
       65,248 SYSCO CORPORATION                                                                                  1,793,668
      462,480 TESCO PLC                                                                                          2,886,426
        5,911 THE JEAN COUTU GROUP PJC INCORPORATED                                                                 48,503
        2,000 THE MARUETSU INCORPORATED                                                                              8,166
        2,000 TSURUHA HOLDINGS INCORPORATED                                                                         82,252
       52,423 UNITED NATURAL FOODS INCORPORATED+<<                                                               1,821,175
       19,700 UNY COMPANY LIMITED                                                                                  144,684
        2,100 VALOR COMPANY LIMITED                                                                                 15,448
      779,099 WAL-MART DE MEXICO SAB DE CV                                                                       1,766,038
      235,843 WAL-MART STORES INCORPORATED<<                                                                    11,825,168
      106,954 WESFARMERS LIMITED                                                                                 3,041,218
       71,476 WHOLE FOODS MARKET INCORPORATED+<<                                                                 2,486,650
      133,137 WILLIAM MORRISON SUPERMARKETS PLC                                                                    592,138
      130,992 WOOLWORTHS LIMITED                                                                                 3,235,251
        1,000 YAOKO COMPANY LIMITED                                                                                 27,663
                                                                                                                54,142,734
                                                                                                              ------------
FOOD PRODUCTS: 2.16%
       72,000 AJINOMOTO COMPANY INCORPORATED                                                                       706,202
       31,963 ALICORP SA                                                                                            42,282
       65,100 ARCHER-DANIELS-MIDLAND COMPANY                                                                     2,003,778

                   124 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
FOOD PRODUCTS (continued)
          900 ARIAKE JAPAN COMPANY LIMITED                                                                  $       13,895
        4,530 ARYZTA AG                                                                                            194,095
       85,000 ASIA FOOD & PROPERTIES LIMITED+                                                                       33,862
       31,900 ASIATIC DEVELOPMENT BHD                                                                               74,104
       22,261 ASSOCIATED BRITISH FOODS PLC                                                                         361,208
       45,000 ASTRA AGRO LESTARI TBK PT                                                                             97,869
        5,345 AUSTRALIAN AGRICULTURAL COMPANY LIMITED                                                                7,751
           66 BARRY CALLEBAUT AG                                                                                    45,669
       85,100 BRF BRASIL FOODS SA                                                                                1,141,127
       72,702 BUNGE LIMITED<<                                                                                    3,853,206
       22,600 CAMPBELL SOUP COMPANY<<                                                                              842,076
      277,776 CHAODA MODERN AGRICULTURE LIMITED                                                                    207,116
      298,500 CHAROEN POKHAND FOODS PLC                                                                            247,995
      198,000 CHINA AGRI-INDUSTRIES HOLDINGS LIMITED                                                               240,794
       18,000 CHINA FISHERY GROUP LIMITED+                                                                          24,434
       48,000 CHINA GREEN HOLDINGS LIMITED                                                                          45,169
       21,500 CHINA HUIYUAN JUICE GROUP                                                                             15,561
      112,000 CHINA MENGNIU DAIRY COMPANY                                                                          309,561
      112,000 CHINA YURUN FOOD GROUP LIMITED                                                                       406,749
       67,530 CHIQUITA BRANDS INTERNATIONAL INCORPORATED+<<                                                        848,177
        1,434 CJ CHEILJEDANG CORPORATION                                                                           266,131
       48,014 CONAGRA FOODS INCORPORATED                                                                         1,036,622
       97,712 CORN PRODUCTS INTERNATIONAL INCORPORATED                                                           3,334,911
        3,198 CSM                                                                                                   83,161
        6,886 DAIRY CREST GROUP PLC                                                                                 38,842
        2,500 DANISCO AS                                                                                           180,397
      123,706 DARLING INTERNATIONAL INCORPORATED+                                                                  930,269
       87,900 DEAN FOODS COMPANY+                                                                                  899,217
      310,371 DEL MONTE FOODS COMPANY                                                                            4,047,238
        1,200 DYDO DRINCO INCORPORATED                                                                              41,781
          250 EAST ASIATIC COMPANY LIMITED A/S+                                                                      5,937
        3,868 EBRO PULEVA SA                                                                                        67,693
       11,000 EZAKI GLICO COMPANY LIMITED                                                                          141,805
       63,073 FRESH DEL MONTE PRODUCE INCORPORATED+<<                                                            1,385,714
        6,700 FUJI OIL COMPANY LIMITED                                                                             103,359
        1,000 FUJICCO COMPANY LIMITED                                                                               12,213
       36,531 FUTURIS CORPORATION LIMITED+                                                                          20,801
        5,201 GLAXOSMITHKLINE CONSUMER HEA+                                                                        200,698
      179,200 GLOBAL BIO-CHEM TECHNOLOGY                                                                            26,953
      782,045 GOLDEN AGRI-RESOURCES LIMITED                                                                        323,088
      174,975 GOODMAN FIELDER LIMITED                                                                              208,605
       15,867 GRAIN CORPORATION LIMITED                                                                             96,983
       61,444 GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+<<                                                     1,893,704
        1,680 GREGGS PLC                                                                                            11,584
       35,257 GROUPE DANONE                                                                                      1,894,632
       73,300 GRUPO BIMBO SAB DE CV                                                                                503,960
       34,100 H.J. HEINZ COMPANY<<                                                                               1,576,784
       60,967 HAIN CELESTIAL GROUP INCORPORATED+                                                                 1,362,003
        2,600 HOKUTO CORPORATION                                                                                    58,648
        9,700 HOUSE FOODS CORPORATION                                                                              151,140
       39,000 INDOFOOD AGRI RESOURCES LIMITED+                                                                      66,175
      533,424 INDOFOOD SUKSES MAKMUR TBK PT                                                                        268,631
      377,646 IOI CORPORATION BHD                                                                                  631,787
       19,000 ITOHAM FOODS INCORPORATED                                                                             67,171
        5,000 J-OIL MILLS INCORPORATED                                                                              13,867

                   Wells Fargo Advantage Master Portfolios 125


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
FOOD PRODUCTS (continued)
       70,423 JBS SA                                                                                        $      298,734
       59,505 JM SMUCKER COMPANY                                                                                 3,479,852
        8,400 KAGOME COMPANY LIMITED                                                                               164,180
        6,384 KERRY GROUP PLC                                                                                      209,656
       21,200 KHON KAEN SUGAR INDUSTRY PCL                                                                           7,994
       19,000 KIKKOMAN CORPORATION                                                                                 193,370
      177,364 KRAFT FOODS INCORPORATED CLASS A                                                                   5,312,052
       45,400 KUALA LUMPUR KEPONG BHD                                                                              245,362
       16,900 KULIM (MALAYSIA) BERHAD                                                                               45,506
       25,997 LANCASTER COLONY CORPORATION<<                                                                     1,184,683
           41 LINDT & SPRUENGLI AG                                                                                  96,033
            7 LINDT & SPRUENGLI AG                                                                                 184,886
          117 LOTTE CONFECTIONERY COMPANY LIMITED                                                                  120,328
        1,451 MAPLE LEAF FOODS INCORPORATED                                                                         14,328
      116,200 MARINE HARVEST<<                                                                                      88,651
        5,000 MARUDAI FOOD COMPANY LIMITED                                                                          15,296
       43,000 MARUHA NICHIRO HOLDINGS INCORPORATED                                                                  69,611
       55,773 MCCORMICK & COMPANY INCORPORATED                                                                   2,223,670
      108,420 MEAD JOHNSON & COMPANY                                                                             5,658,440
        4,600 MEGMILK SNOW BRAND COMPANY LIMITED                                                                    86,733
        8,200 MEIJI HOLDINGS COMPANY LIMITED                                                                       382,133
          600 MEITO SANGYO COMPANY LIMITED                                                                           8,649
        4,000 MITSUI SUGAR COMPANY LIMITED                                                                          14,760
       36,000 MORINAGA & COMPANY LIMITED                                                                            84,847
       21,000 MORINAGA MILK INDUSTRY COMPANY LIMITED                                                                90,739
        2,000 NAKAMURAYA COMPANY LIMITED                                                                            10,689
        5,741 NESTLE INDIA LIMITED+                                                                                375,752
        4,000 NESTLE MALAYSIA BHD                                                                                   50,960
      201,920 NESTLE SA                                                                                         10,461,455
           15 NESTLE SA ADR                                                                                            773
       29,000 NICHIREI CORPORATION                                                                                 123,581
        6,000 NIPPON BEET SUGAR MANUFACTURING COMPANY LIMITED                                                       13,213
       17,000 NIPPON FLOUR MILLS COMPANY LIMITED                                                                    87,823
       26,000 NIPPON MEAT PACKERS INCORPORATED                                                                     312,272
       27,000 NIPPON SUISAN KAISHA LIMITED<<                                                                        85,168
       22,000 NISSHIN SEIFUN GROUP INCORPORATED                                                                    281,252
       10,400 NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                 370,270
       24,790 NORTHERN FOODS PLC                                                                                    17,204
        1,509 NUTRECO HOLDING NV                                                                                    87,563
        3,453 OSEM INVESTMENT LIMITED+                                                                              49,025
      113,485 PARMALAT SPA                                                                                         273,103
       21,000 PEOPLES FOOD HOLDINGS LIMITED                                                                         10,225
       54,000 PPB GROUP BHD                                                                                        293,906
       96,960 PREMIER FOODS PLC                                                                                     23,792
       12,700 QP CORPORATION                                                                                       160,545
       29,024 RALCORP HOLDINGS INCORPORATED+                                                                     1,731,282
       11,389 RIDLEY CORPORATION LIMITED                                                                            12,311
          600 RIKEN VITAMIN COMPANY LIMITED                                                                         18,069
        2,900 SAKATA SEED CORPORATION                                                                               38,593
       10,004 SAPUTO INCORPORATED                                                                                  318,315
      315,500 SARA LEE CORPORATION                                                                               4,555,820
       12,000 SHOWA SANGYO COMPANY LIMITED                                                                          36,424
       50,603 SHREE RENUKA SUGARS LIMITED+                                                                          68,579
       75,676 SMITHFIELD FOODS INCORPORATED+<<                                                                   1,220,654
        1,291 STRAUSS GROUP LIMITED                                                                                 17,940

                   126 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
FOOD PRODUCTS (continued)
        3,072 SUEDZUCKER AG                                                                                 $       56,001
       16,000 SYNEAR FOOD HOLDINGS LIMITED                                                                           2,774
       52,710 TATA TEA LIMITED                                                                                     135,025
       25,124 TATE & LYLE PLC                                                                                      157,632
       29,400 THAI UNION FROZEN PRODUCTS PCL                                                                        59,890
       12,000 THE NISSHIN OILLIO GROUP LIMITED                                                                      56,850
       18,649 TIGER BRANDS LIMITED                                                                                 457,059
      176,000 TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                          444,822
       11,000 TOYO SUISAN KAISHA LIMITED                                                                           231,889
       45,936 TREEHOUSE FOODS INCORPORATED+<<                                                                    1,906,344
      155,140 TYSON FOODS INCORPORATED CLASS A                                                                   2,541,193
       90,000 UNI PRESIDENT CHINA HOLDINGS                                                                          53,685
      579,522 UNI-PRESIDENT ENTERPRISES CORPORATION                                                                670,266
       88,939 UNILEVER NV                                                                                        2,382,083
       75,628 UNILEVER PLC ADR                                                                                   1,997,307
        3,600 UNITED PLANTATIONS BHD                                                                                17,093
      238,100 UNIVERSAL ROBINA CORPORATION                                                                         181,357
        2,096 VISCOFAN SA                                                                                           61,570
       68,000 VITASOY INTERNATIONAL HOLDINGS LIMITED                                                                53,150
       17,006 VITERRA INCORPORATED+                                                                                133,962
      734,000 WANT WANT CHINA HOLDINGS LIMITED                                                                     593,522
       54,000 WEI CHUAN FOOD CORPORATION+                                                                           55,123
       77,930 WILMAR INTERNATIONAL LIMITED                                                                         359,898
       18,500 YAKULT HONSHA COMPANY LIMITED                                                                        552,732
       18,000 YAMAZAKI BAKING COMPANY LIMITED                                                                      218,974
                                                                                                                88,482,436
                                                                                                            --------------
HOUSEHOLD PRODUCTS: 1.17%
       37,129 CHURCH & DWIGHT COMPANY INCORPORATED                                                               2,273,409
       73,400 CLOROX COMPANY                                                                                     4,757,788
       71,254 COLGATE-PALMOLIVE COMPANY                                                                          5,261,395
       36,796 ENERGIZER HOLDINGS INCORPORATED+                                                                   2,319,988
        7,493 HENKEL KGAA                                                                                          301,055
      177,456 HINDUSTAN UNILEVER LIMITED                                                                           997,813
       46,016 KIMBERLY-CLARK CORPORATION                                                                         2,963,430
       35,100 KIMBERLY-CLARK DE MEXICO SAB DE CV                                                                   203,430
        1,227 LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H+                                                          411,422
       27,000 LION CORPORATION                                                                                     145,268
        2,400 PIGEON CORPORATION                                                                                    88,275
      420,282 PROCTER & GAMBLE COMPANY                                                                          25,078,227
        9,520 PZ CUSSONS PLC                                                                                        47,714
       35,674 RECKITT BENCKISER GROUP                                                                            1,785,235
        5,800 UNI-CHARM CORPORATION                                                                                707,654
      161,000 UNILEVER INDONESIA TBK PT                                                                            286,895
                                                                                                                47,628,998
                                                                                                            --------------
PERSONAL PRODUCTS: 0.43%
        2,700 ADERANS COMPANY LIMITED                                                                               31,978
          323 AMOREPACIFIC CORPORATION                                                                             296,355
          734 ATRIUM INNOVATIONS INCORPORATED+                                                                       9,809
       82,000 BAWANG INTERNATIONAL GROUP HOLDING LIMITED                                                            37,528
        5,805 BEIERSDORF AG                                                                                        310,329
        6,846 COLGATE PALMOLIVE INDIA LIMITED+                                                                     120,147
       37,217 DABUR INDIA LIMITED                                                                                  165,554
       64,344 ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                        3,607,768

                   Wells Fargo Advantage Master Portfolios 127


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
PERSONAL PRODUCTS (continued)
        4,500 FANCL CORPORATION                                                                             $       73,331
       12,716 GODREJ CONSUMER PRODUCTS LIMITED                                                                     100,303
       86,000 HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                           762,295
       31,982 HERBALIFE LIMITED                                                                                  1,777,560
       58,900 KAO CORPORATION                                                                                    1,369,262
        2,700 KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                             124,057
        3,100 KOSE CORPORATION                                                                                      72,878
       13,968 L'OREAL SA                                                                                         1,389,525
        1,800 MANDOM CORPORATION                                                                                    48,444
       70,088 MARICO LIMITED+                                                                                      187,214
          400 MILBON COMPANY LIMITED                                                                                10,475
       75,750 NBTY INCORPORATED+                                                                                 4,127,618
       79,863 NU SKIN ENTERPRISES INCORPORATED<<                                                                 2,042,097
        1,903 ORIFLAME COSMETICS SA                                                                                 99,610
       40,300 SHISEIDO COMPANY LIMITED                                                                             905,683
                                                                                                                17,669,820
                                                                                                            --------------
TOBACCO: 0.71%
      230,750 ALTRIA GROUP INCORPORATED                                                                          5,150,340
       14,600 BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                209,824
      117,913 BRITISH AMERICAN TOBACCO PLC                                                                       4,007,356
        2,662 EASTERN TOBACCO+                                                                                      59,253
       61,752 IMPERIAL TOBACCO GROUP PLC                                                                         1,704,708
      411,536 ITC LIMITED                                                                                        1,427,341
          521 JAPAN TOBACCO INCORPORATED                                                                         1,616,768
       14,740 KT&G CORPORATION                                                                                     749,971
       16,467 LORILLARD INCORPORATED                                                                             1,251,657
      206,678 PHILIP MORRIS INTERNATIONAL                                                                       10,631,516
       68,500 PT GUDANG GARAM TBK                                                                                  298,716
       18,731 REYNOLDS AMERICAN INCORPORATED                                                                     1,021,589
        9,000 SOUZA CRUZ SA                                                                                        414,833
       12,000 SWEDISH MATCH AB                                                                                     276,478
                                                                                                                28,820,350
                                                                                                            --------------
ENERGY: 8.47%
ENERGY EQUIPMENT & SERVICES: 1.77%
        2,949 ABAN OFFSHORE LIMITED                                                                                 47,987
        8,290 ACERGY SA                                                                                            127,294
          309 AKER ASA CLASS A                                                                                       5,438
        7,775 AKER KVAERNER ASA                                                                                     85,734
       16,630 AMEC PLC                                                                                             233,877
       72,568 ATWOOD OCEANICS INCORPORATED+                                                                      1,820,005
       62,444 BAKER HUGHES INCORPORATED                                                                          2,346,646
        1,896 BOURBON SA                                                                                            72,346
       52,963 BRISTOW GROUP INCORPORATED+<<                                                                      1,747,779
          425 CALFRAC WELL SERVICES LIMITED                                                                          9,466
      129,038 CAMERON INTERNATIONAL CORPORATION+                                                                 4,746,018
        6,535 COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                         110,558
          689 COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+                                                        11,527
       99,588 COMPLETE PRODUCTION SERVICES INCORPORATED+                                                         1,756,732
       58,984 CORE LABORATORIES NV<<                                                                             4,655,607
        8,849 DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                             514,835
       43,447 DRESSER RAND GROUP INCORPORATED+                                                                   1,543,237
       39,336 DRIL-QUIP INCORPORATED+<<                                                                          2,079,694

                   128 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
ENERGY EQUIPMENT & SERVICES (continued)
        5,878 ENSIGN ENERGY SERVICES INCORPORATED                                                           $       63,777
       82,434 EXTERRAN HOLDINGS INCORPORATED+<<                                                                  1,824,264
       30,000 EZRA HOLDINGS LIMITED(a)                                                                              36,826
       64,773 FMC TECHNOLOGIES INCORPORATED+<<                                                                   4,006,210
        1,236 FRED OLSEN ENERGY ASA                                                                                 35,724
        3,651 FUGRO NV                                                                                             205,519
      155,032 GLOBAL INDUSTRIES LIMITED+<<                                                                         707,721
            1 HALLIBURTON COMPANY                                                                                       28
      147,324 HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                         1,340,648
       51,280 HELMERICH & PAYNE INCORPORATED<<                                                                   1,899,411
      153,965 HERCULES OFFSHORE INCORPORATED+<<                                                                    329,485
       24,775 JOHN WOOD GROUP PLC                                                                                  138,078
      259,900 KENCANA PETROLEUM BHD                                                                                127,542
      192,310 KEY ENERGY SERVICES INCORPORATED+<<                                                                1,540,403
      357,100 KNM GROUP BHD+                                                                                        55,190
      122,385 MCDERMOTT INTERNATIONAL INCORPORATED+                                                              1,568,976
          500 MODEC INCORPORATED                                                                                     6,529
        4,400 MULLEN GROUP LIMITED                                                                                  57,231
       61,026 NATIONAL OILWELL VARCO INCORPORATED                                                                2,293,967
       29,223 OCEANEERING INTERNATIONAL INCORPORATED+                                                            1,461,442
       65,213 OIL STATES INTERNATIONAL INCORPORATED+                                                             2,688,732
      173,128 PARKER DRILLING COMPANY+<<                                                                           628,455
          956 PASON SYSTEMS INCORPORATED                                                                            10,579
       75,341 PATTERSON-UTI ENERGY INCORPORATED                                                                  1,112,033
       12,521 PETROFAC LIMITED                                                                                     269,032
        8,368 PETROLEUM GEO-SERVICES ASA+                                                                           75,224
       15,312 PRECISION DRILLING CORPORATION+                                                                       95,920
       84,252 PRIDE INTERNATIONAL INCORPORATED+                                                                  1,984,135
       11,150 PROSAFE ASA                                                                                           53,528
        1,900 PROSAFE PRODUCTION PUBLIC LIMITED+                                                                     3,886
       13,259 SAIPEM SPA                                                                                           464,084
      170,300 SAPURACREST PETROLEUM BHD                                                                            125,358
          839 SAVANNA ENERGY SERVICES CORPORATION                                                                    4,335
        8,376 SBM OFFSHORE NV                                                                                      127,427
      261,105 SCHLUMBERGER LIMITED                                                                              13,924,730
          225 SCHOELLER-BLECKMANN OILFIELD EQUIPMENT AG                                                             11,819
       29,775 SEACOR HOLDINGS INCORPORATED+<<                                                                    2,342,399
       14,252 SEADRILL LIMITED                                                                                     332,159
        2,728 SHAWCOR LIMITED CLASS A                                                                               68,817
        4,000 SHINKO PLANTECH COMPANY LIMITED                                                                       31,472
       41,103 SUPERIOR ENERGY SERVICES INCORPORATED+                                                               883,715
        5,928 TECHNIP SA                                                                                           388,309
        1,176 TECNICAS REUNIDAS SA                                                                                  59,701
       24,633 TENARIS SA                                                                                           417,672
      113,232 TETRA TECHNOLOGIES INCORPORATED+                                                                     950,016
        5,000 TGS NOPEC GEOPHYSICAL COMPANY ASA                                                                     67,223
       25,993 TIDEWATER INCORPORATED                                                                             1,041,799
        6,000 TOYO KANETSU K K                                                                                       9,427
       48,928 TRANSOCEAN LIMITED+                                                                                2,490,435
        6,146 TRICAN WELL SERVICE LIMITED                                                                           82,073
        2,600 TRINIDAD DRILLING LIMITED                                                                             12,191
      103,359 WEATHERFORD INTERNATIONAL LIMITED+                                                                 1,541,083
        5,218 WELLSTREAM HOLDINGS PLC                                                                               43,614
       21,924 WORLEYPARSONS LIMITED                                                                                405,135
                                                                                                                72,360,268
                                                                                                            --------------

                   Wells Fargo Advantage Master Portfolios 129


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
OIL, GAS & CONSUMABLE FUELS: 6.70%
        8,522 ADVANTAGE OIL & GAS LIMITED+                                                                   $      50,987
       63,259 ALPHA NATURAL RESOURCES INCORPORATED+                                                              2,348,807
        4,348 ALTAGAS LIMITED                                                                                       82,569
       73,100 ANADARKO PETROLEUM CORPORATION                                                                     3,361,869
        2,300 AOC HOLDINGS INCORPORATED                                                                              9,938
       37,293 APACHE CORPORATION                                                                                 3,350,776
       13,928 AQUILA RESOURCES LIMITED+                                                                            105,330
        5,955 ARC ENERGY TRUST                                                                                     110,628
       86,138 ARCH COAL INCORPORATED                                                                             1,938,966
      103,156 ATLAS ENERGY INCORPORATED+                                                                         2,805,843
       41,681 AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                             57,850
       10,655 BANKERS PETROLEUM LIMITED+                                                                            68,146
       14,200 BANPU PCL                                                                                            277,693
      254,500 BAYAN RESOURCES GROUP+                                                                               245,064
        2,365 BAYTEX ENERGY TRUST                                                                                   77,514
      103,685 BEACH PETROLEUM LIMITED                                                                               60,423
       72,788 BERRY PETROLEUM COMPANY CLASS A<<                                                                  1,976,194
      195,272 BG GROUP PLC                                                                                       3,143,032
       21,354 BHARAT PETROLEUM CORPORATION LIMITED                                                                 345,573
       64,186 BILL BARRETT CORPORATION+<<                                                                        2,089,896
        4,522 BIRCHCLIFF ENERGY LIMITED+                                                                            38,081
        3,117 BONAVISTA ENERGY TRUST                                                                                72,024
    1,083,155 BP PLC                                                                                             6,322,456
      153,656 BRIGHAM EXPLORATION COMPANY+                                                                       2,354,010
      160,000 BRIGHTOIL PETROLEUM HOLDINGS+                                                                         64,586
    2,575,358 BUMI RESOURCES TBK PT                                                                                473,170
       55,090 CABOT OIL & GAS CORPORATION                                                                        1,533,706
       75,694 CAIRN ENERGY PLC+                                                                                    542,596
       81,372 CAIRN INDIA LIMITED+                                                                                 575,261
       10,780 CALTEX AUSTRALIA LIMITED                                                                             107,802
       22,900 CAMECO CORPORATION                                                                                   558,783
       62,054 CANADIAN NATURAL RESOURCES LIMITED                                                                 1,996,017
       12,485 CANADIAN OIL SANDS TRUST                                                                             293,641
       40,840 CARRIZO OIL & GAS INCORPORATED+                                                                      856,006
       11,766 CELTIC EXPLORATION LIMITED+                                                                          126,117
       43,871 CENOVUS ENERGY INCORPORATED                                                                        1,180,343
       38,600 CENTENNIAL COAL COMPANY LIMITED                                                                      207,085
       70,550 CHESAPEAKE ENERGY CORPORATION                                                                      1,458,974
      222,123 CHEVRON CORPORATION<<                                                                             16,472,642
      577,962 CHINA COAL ENERGY COMPANY                                                                            814,329
    2,218,000 CHINA PETROLEUM & CHEMICAL CORPORATION                                                             1,756,436
      445,500 CHINA SHENHUA ENERGY COMPANY LIMITED                                                               1,623,645
          364 CIA ESPANOLA DE PETROLEOS SA                                                                           7,773
       42,304 CIMAREX ENERGY COMPANY                                                                             2,767,528
    1,944,000 CNOOC LIMITED                                                                                      3,358,812
      260,000 CNPC (HONG KONG) LIMITED                                                                             321,877
        3,290 COAL & ALLIED INDUSTRIES LIMITED                                                                     286,272
       58,720 COMSTOCK RESOURCES INCORPORATED+                                                                   1,278,334
       40,633 CONCHO RESOURCES INCORPORATED+                                                                     2,373,780
       22,597 CONNACHER OIL AND GAS LIMITED+                                                                        25,429
      153,695 CONOCOPHILLIPS                                                                                     8,058,229
      119,665 CONSOL ENERGY INCORPORATED                                                                         3,853,213
       15,580 CONTINENTAL RESOURCES INCORPORATED+<<                                                                631,302
        1,363 CORRIDOR RESOURCES INCORPORATED+                                                                       6,429
       67,000 COSMO OIL COMPANY LIMITED                                                                            160,302
       12,945 CRESCENT POINT ENERGY CORPORATION                                                                    455,840

                   130 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
OIL, GAS & CONSUMABLE FUELS (continued)
        3,839 CREW ENERGY INCORPORATED+                                                                     $       59,402
        4,291 DANA PETROLEUM PLC+                                                                                  119,312
       27,929 DART ENERGY LIMITED                                                                                   19,630
       11,272 DAYLIGHT ENERGY LIMITED                                                                               96,299
       40,123 DENBURY RESOURCES INCORPORATED+                                                                      591,413
        1,265 DENISON MINES CORPORATION+                                                                             1,708
       46,505 DEVON ENERGY CORPORATION                                                                           2,803,321
      102,500 DNO ASA+                                                                                             138,051
       12,082 DRAGON OIL PLC+                                                                                       77,626
      152,909 EASTERN STAR GAS LIMITED+                                                                            114,276
      355,772 EL PASO CORPORATION                                                                                4,052,243
       19,800 ENBRIDGE INCORPORATED                                                                                985,033
       44,034 ENCANA CORPORATION                                                                                 1,207,853
        4,826 ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                 56,462
        3,678 ENERPLUS RESOURCES                                                                                    84,228
      123,103 ENI SPA                                                                                            2,444,557
        9,439 ENI SPA ADR<<                                                                                        374,256
       47,816 ENQUEST PLC                                                                                           86,679
       36,748 EOG RESOURCES INCORPORATED                                                                         3,192,299
       76,258 EQT CORPORATION                                                                                    2,486,011
        2,269 ERG SPA                                                                                               27,992
       90,955 ESSAR OIL LIMITED+                                                                                   237,442
       26,300 ESSO THAILAND ALIEN MARKET                                                                             5,463
        3,641 ESTABLISSEMENTS MAUREL ET PROM                                                                        39,925
       10,481 EXTRACT RESOURCES LIMITED+                                                                            56,509
      565,931 EXXON MOBIL CORPORATION                                                                           33,480,478
        1,661 FAIRBORNE ENERGY LIMITED+                                                                              6,620
       56,610 FOREST OIL CORPORATION+                                                                            1,478,653
      249,590 FORMOSA PETROCHEMICAL CORPORATION                                                                    560,202
      136,663 FRONTIER OIL CORPORATION                                                                           1,600,324
        1,079 GALLEON ENERGY INCORPORATED+                                                                           3,562
       11,515 GALP ENERGIA SGPS SA                                                                                 187,074
      351,801 GAZPROM ADR<<                                                                                      7,194,330
        3,776 GOODRICH PETROLEUM CORPORATION+<<                                                                     50,145
       23,505 GRAN TIERRA ENERGY INCORPORATED+                                                                     147,685
        5,054 GRUPA LOTOS SA+                                                                                       47,677
        6,650 GS HOLDINGS CORPORATION                                                                              272,900
        2,590 HELLENIC PETROLEUM SA                                                                                 19,398
       19,511 HINDUSTAN PETROLEUM CORPORATION LIMITED                                                              218,109
       58,752 HOLLY CORPORATION<<                                                                                1,528,140
        5,358 HUNTING PLC                                                                                           49,674
       13,000 HUSKY ENERGY INCORPORATED                                                                            302,827
        3,500 IDEMITSU KOSAN COMPANY LIMITED                                                                       275,801
       15,000 IMPERIAL OIL LIMITED                                                                                 553,102
       67,074 INDIAN OIL CORPORATION LIMITED                                                                       586,256
      106,000 INDIKA ENERGY TBK PT                                                                                  37,543
       29,000 INDO TAMBANGRAYA MEGAH PT                                                                            125,822
           97 INPEX HOLDINGS INCORPORATED                                                                          438,757
        6,700 INTER PIPELINE FUND                                                                                   81,995
      974,221 IRPC PCL                                                                                             125,144
        6,000 ITOCHU ENEX COMPANY LIMITED                                                                           28,140
        8,964 IVANHOE ENERGY INCORPORATED+                                                                          14,795
        3,800 JAPAN PETROLEUM EXPLORATION COMPANY                                                                  137,055
      272,600 JX HOLDINGS INCORPORATED                                                                           1,375,817
       14,087 KAROON GAS AUSTRALIA LIMITED+                                                                         83,221

                   Wells Fargo Advantage Master Portfolios 131


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
OIL, GAS & CONSUMABLE FUELS (continued)
        1,723 KEYERA FACILITIES INCOME FUND                                                                 $       47,488
        8,953 LINC ENERGY LIMITED+                                                                                  13,183
       60,610 LUKOIL ADR                                                                                         3,203,239
       11,247 LUNDIN PETROLEUM AB+                                                                                  62,720
       21,310 MANGALORE REFINERY & PETROCHEMICALS LIMITED                                                           34,067
       78,661 MARATHON OIL CORPORATION                                                                           2,398,374
       54,589 MASSEY ENERGY COMPANY                                                                              1,569,434
        5,888 MOL HUNGARIAN OIL & GAS PLC                                                                          545,845
      277,000 MONGOLIA ENERGY COMPANY LIMITED+                                                                     109,322
          681 MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                               6,818
        3,100 NAL OIL & GAS TRUST                                                                                   31,193
        6,080 NESTE OIL OYJ LIMITED                                                                                 81,826
       23,479 NEW HOPE CORPORATION LIMITED                                                                          96,717
       16,885 NEW ZEALAND OIL & GAS LIMITED                                                                         13,540
       30,300 NEXEN INCORPORATED                                                                                   561,190
        2,237 NIKO RESOURCE LIMITED                                                                                220,795
        3,300 NIPPON GAS COMPANY LIMITED                                                                            52,244
       24,935 NOBLE ENERGY INCORPORATED                                                                          1,739,964
        3,905 NUVISTA ENERGY LIMITED                                                                                38,817
      118,162 OCCIDENTAL PETROLEUM CORPORATION                                                                   8,635,279
      423,600 OGX PETROLEO E GAS PARTICIPACOES SA+                                                               5,036,167
       76,355 OIL & NATURAL GAS CORPORATION LIMITED                                                              2,171,183
        5,784 OIL INDIA LIMITED                                                                                    178,863
       37,539 OIL REFINERIES LIMITED                                                                                18,799
      118,002 OIL SEARCH LIMITED                                                                                   619,420
        9,020 OMV AG                                                                                               290,566
        2,891 OPTI CANADA INCORPORATED+                                                                              2,792
       94,111 ORIGIN ENERGY LIMITED                                                                              1,276,891
       40,398 OVERSEAS SHIPHOLDING GROUP INCORPORATED<<                                                          1,300,816
       20,295 PA RESOURCES AB+                                                                                      13,179
        1,572 PACE OIL AND GAS LIMITED+                                                                             10,537
       14,007 PACIFIC RUBIALES ENERGY CORPORATION                                                                  330,357
       70,555 PALADIN ENERGY LIMITED+                                                                              232,887
          173 PAZ OIL COMPANY LIMITED                                                                               24,358
       38,387 PEABODY ENERGY CORPORATION                                                                         1,642,964
        3,732 PEMBINA PIPELINE INCOME FUND                                                                          68,596
        6,204 PENGROWTH ENERGY TRUST                                                                                60,100
        9,855 PENN WEST ENERGY TRUST                                                                               185,113
        3,000 PETROBAKKEN ENERGY LIMITED                                                                            56,632
        6,135 PETROBANK ENERGY & RESOURCES LIMITED+                                                                212,756
        1,769 PETROBRAS ENERGIA SA                                                                                  26,464
    2,736,000 PETROCHINA COMPANY LIMITED                                                                         2,968,580
      159,490 PETROHAWK ENERGY CORPORATION+                                                                      2,411,489
       10,179 PETROL OFISI+                                                                                         40,328
      294,562 PETROLEO BRASILEIRO SA                                                                             4,962,898
       45,300 PETRONAS DAGANGAN BHD                                                                                155,323
       48,131 PETRONET LNG LIMITED                                                                                 110,914
        4,002 PETROPLUS HOLDINGS AG                                                                                 44,938
        2,982 PEYTO ENERGY TRUST                                                                                    39,402
       58,200 PIONEER NATURAL RESOURCES COMPANY                                                                  3,365,124
      190,312 POLISH OIL & GAS                                                                                     211,993
       40,626 POLSKI KONCERN NAFTOWY ORLEN SA+                                                                     499,983
        5,137 PREMIER OIL PLC+                                                                                     119,436
        7,472 PROGRESS ENERGY RESOURCES CORPORATION                                                                 82,263
       12,855 PROVIDENT ENERGY TRUST                                                                                80,528

                   132 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
OIL, GAS & CONSUMABLE FUELS (continued)
       94,500 PT TAMBANG BATUBARA BUKIT ASAM TBK                                                            $      183,038
      102,272 PTT AROMATICS & REFINING PCL                                                                          76,471
      146,300 PTT EXPLORATION & PRODUCTION PCL                                                                     670,844
       87,400 PTT PCL                                                                                              740,086
       88,273 QEP RESOURCES INCORPORATED                                                                         2,562,565
        8,414 QUESTERRE ENERGY CORPORATION+                                                                         20,200
       84,521 RANGE RESOURCES CORPORATION<<                                                                      2,857,655
       46,602 RELIANCE INDUSTRIES LIMITED<<                                                                      1,821,672
      195,843 RELIANCE INDUSTRIES LIMITED+                                                                       3,826,932
       46,077 REPSOL YPF SA                                                                                      1,051,916
       20,668 RIVERSDALE MINING LIMITED+                                                                           167,518
        8,115 ROC OIL COMPANY LIMITED+                                                                               2,599
      207,788 ROYAL DUTCH SHELL PLC CLASS A                                                                      5,523,118
      158,508 ROYAL DUTCH SHELL PLC CLASS B                                                                      4,056,053
        5,636 S-OIL CORPORATION                                                                                    271,716
      221,051 SANDRIDGE ENERGY INCORPORATED+<<                                                                     893,045
       88,771 SANTOS LIMITED                                                                                     1,121,510
       12,269 SARAS SPA                                                                                             20,850
       56,748 SASOL LIMITED                                                                                      2,161,041
       14,200 SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                       48,598
       20,000 SHOWA SHELL SEKIYU KK                                                                                144,745
        2,000 SINANEN COMPANY LIMITED                                                                                7,904
        7,737 SK ENERGY COMPANY LIMITED                                                                            822,810
       10,172 SOCO INTERNATIONAL PLC+                                                                               73,384
       56,874 SOUTHERN UNION COMPANY                                                                             1,279,665
       50,513 SOUTHWESTERN ENERGY COMPANY+                                                                       1,652,785
       69,940 SPECTRA ENERGY CORPORATION                                                                         1,422,580
       62,375 STATOIL ASA                                                                                        1,171,877
          281 STORM RES LIMITED(a)                                                                                     864
       53,000 STRAITS ASIA RESOURCES LIMITED                                                                        81,328
       90,465 SUNCOR ENERGY INCORPORATED                                                                         2,741,055
       60,804 SUNOCO INCORPORATED                                                                                2,047,879
      102,230 SURGUTNEFTEGAZ                                                                                       418,121
      295,275 SURGUTNEFTEGAZ ADR<<                                                                               2,775,585
       48,260 SWIFT ENERGY COMPANY+                                                                              1,300,607
       59,300 TALISMAN ENERGY INCORPORATED                                                                         932,584
       65,820 TEEKAY CORPORATION<<                                                                               1,600,084
       66,421 TESORO CORPORATION                                                                                   745,908
      104,800 THAI OIL PCL                                                                                         147,346
       13,632 THE GREAT EASTERN SHIPPING COMPANY LIMITED+                                                           86,127
       27,000 TONENGENERAL SEKIYU KK                                                                               243,935
      129,333 TOTAL SA                                                                                           6,042,894
       39,700 TRANSCANADA CORPORATION                                                                            1,414,733
       51,269 TULLOW OIL PLC                                                                                       957,698
       18,430 TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                413,364
       80,560 ULTRA PETROLEUM CORPORATION+                                                                       3,142,646
       18,762 URANIUM ONE INCORPORATED                                                                              61,933
      169,046 USEC INCORPORATED+<<                                                                                 794,516
       19,013 UTS ENERGY CORPORATION+                                                                               63,118
       60,451 VALERO ENERGY CORPORATION                                                                            953,312
        1,785 VERMILION ENERGY TRUST                                                                                59,709
       30,440 WHITEHAVEN COAL LIMITED                                                                              161,953
       25,543 WHITING PETROLEUM CORPORATION+                                                                     2,167,068
       61,900 WILLIAMS COMPANIES INCORPORATED                                                                    1,122,247

                  Wells Fargo Advantage Master Portfolios 133


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
OIL, GAS & CONSUMABLE FUELS (continued)
       55,156 WOODSIDE PETROLEUM LIMITED                                                                    $    2,054,658
       78,443 WORLD FUEL SERVICES CORPORATION<<                                                                  2,003,434
      258,000 YANZHOU COAL MINING COMPANY LIMITED                                                                  529,350
                                                                                                               273,921,091
                                                                                                            --------------
FINANCIALS: 20.90%
CAPITAL MARKETS: 1.80%
       46,217 3I GROUP PLC                                                                                         184,715
       36,607 ABERDEEN ASSET MANAGEMENT PLC                                                                         75,568
       23,619 AFFILIATED MANAGERS GROUP INCORPORATED+                                                            1,516,576
        3,567 AGF MANAGEMENT LIMITED                                                                                48,169
      128,668 AMERIPRISE FINANCIAL INCORPORATED                                                                  5,607,351
            1 APOLLO INVESTMENT CORPORATION                                                                             10
       14,340 ASHMORE GROUP PLC                                                                                     63,800
      636,000 ASIA PLUS SECURITIES PCL                                                                              44,304
        6,204 AZIMUT HOLDING SPA                                                                                    53,344
      133,898 BANK OF NEW YORK MELLON CORPORATION                                                                3,249,704
        1,790 BANK SARASIN & CIE AG                                                                                 64,883
       15,559 BINCKBANK NV                                                                                         200,721
        6,193 BLACKROCK INCORPORATED                                                                               879,096
        8,704 BREWIN DOLPHIN LIMITED                                                                                16,019
        1,964 CANACCORD FINANCIAL INCORPORATED                                                                      19,302
      357,353 CAPITAL SECURITIES CORPORATION+                                                                      156,176
      136,590 CHARLES SCHWAB CORPORATION                                                                         1,742,888
       10,003 CI FINANCIAL CORPORATION                                                                             185,736
        6,402 CLOSE BROTHERS GROUP PLC                                                                              65,342
       62,813 CREDIT SUISSE GROUP                                                                                2,758,761
       26,610 DAEWOO SECURITIES COMPANY LIMITED+                                                                   489,407
      187,000 DAIWA SECURITIES GROUP INCORPORATED                                                                  759,041
       35,488 DEUTSCHE BANK AG                                                                                   2,229,721
        3,322 DUNDEE CORPORATION CLASS A+                                                                           35,109
        2,023 DUNDEEWEALTH INCORPORATED                                                                             24,663
      114,660 E TRADE FINANCIAL CORPORATION+                                                                     1,422,936
        1,432 EFG INTERNATIONAL                                                                                     15,374
       28,449 EGYPTIAN FINANCIAL GROUP-HERMES HOLDING+                                                             144,150
       51,875 FEDERATED INVESTORS INCORPORATED CLASS B<<                                                         1,081,594
       22,740 FRANKLIN RESOURCES INCORPORATED                                                                    2,194,637
    1,091,960 FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                             620,393
            9 GCA SAVVIAN GROUP CORPORATION                                                                          8,303
      259,550 GLG PARTNERS INCORPORATED+<<                                                                       1,160,189
        3,500 GMP CAPITAL INCORPORATED                                                                              33,150
       62,943 GOLDMAN SACHS GROUP INCORPORATED                                                                   8,619,414
       14,962 GREENHILL & COMPANY INCORPORATED<<                                                                 1,053,774
       12,382 HARGREAVES LANSDOWN PLC                                                                               73,889
       39,881 HENDERSON GROUP PLC                                                                                   76,393
       15,167 HYUNDAI SECURITIES COMPANY+                                                                          181,538
       28,436 ICAP PLC                                                                                             178,805
        1,500 ICHIYOSHI SECURITIES COMPANY LIMITED                                                                  10,017
        7,300 IGM FINANCIAL INCORPORATED                                                                           274,174
       15,631 INTERMEDIATE CAPITAL GROUP PLC                                                                        65,445
      220,035 INVESCO LIMITED                                                                                    3,982,634
       26,572 INVESTEC LIMITED                                                                                     199,713
       21,933 INVESTEC PLC                                                                                         158,197
       22,489 IOOF HOLDINGS LIMITED                                                                                131,256
        1,000 IWAI SECURITIES COMPANY LIMITED                                                                        8,047

                   134 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CAPITAL MARKETS (continued)
        2,800 JAFCO COMPANY LIMITED                                                                         $       62,226
      286,061 JANUS CAPITAL GROUP INCORPORATED<<                                                                 2,597,434
       11,434 JULIUS BAER GROUP LIMITED                                                                            403,301
        9,300 JULIUS BAER HOLDING AG                                                                               115,878
        9,400 KABU.COM SECURITIES COMPANY LIMITED<<                                                                 43,861
      848,000 KGI SECURITIES (THAILAND) PCL+                                                                        39,562
       37,000 KIM ENG HOLDINGS LIMITED+                                                                             45,039
       86,600 KIM ENG SECURITIES THAILAND PCL                                                                       39,848
      113,644 KNIGHT CAPITAL GROUP INCORPORATED+<<                                                               1,350,091
        4,364 KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                            114,478
       80,800 LEGG MASON INCORPORATED                                                                            2,046,664
       37,545 MACQUARIE GROUP LIMITED                                                                            1,251,306
       90,461 MAN GROUP PLC                                                                                        288,847
        2,000 MARUSAN SECURITIES COMPANY LIMITED                                                                    10,665
      131,000 MASTERLINK SECURITIES CORPORATION                                                                     46,619
       12,600 MATSUI SECURITIES COMPANY LIMITED                                                                     71,991
       32,109 MEDIOBANCA SPA                                                                                       252,686
      182,410 MF GLOBAL HOLDINGS LIMITED+<<                                                                      1,203,906
        3,004 MIRAE ASSET SECURITIES COMPANY LIMITED                                                               142,320
        3,000 MITO SECURITIES COMPANY LIMITED                                                                        5,285
       35,000 MIZUHO INVESTORS SECURITIES COMPANY LIMITED                                                           35,412
        1,057 MLP AG                                                                                                 9,780
          172 MONEX BEANS HOLDINGS INCORPORATED                                                                     68,997
      141,352 MORGAN STANLEY                                                                                     3,489,981
      361,800 NOMURA HOLDINGS INCORPORATED                                                                       2,037,036
       30,500 NOMURA HOLDINGS INCORPORATED ADR                                                                     170,800
       34,400 NORTHERN TRUST CORPORATION                                                                         1,587,216
       19,000 OKASAN HOLDINGS INCORPORATED                                                                          67,849
       57,440 OPTIONSXPRESS HOLDINGS INCORPORATED+                                                                 817,946
       36,488 PAMPA CALICHERA                                                                                       70,357
          643 PARTNERS GROUP                                                                                        89,428
        4,092 PERPETUAL TRUSTEES AUSTRALIA LIMITED<<                                                               113,297
       33,100 PHATRA SECURITIES PCL                                                                                 28,557
       11,002 PIONEERS HOLDING                                                                                       6,749
       26,611 PIPER JAFFRAY COMPANIES INCORPORATED+                                                                734,996
       20,450 PLATINUM ASSET MANAGEMENT LIMITED                                                                     89,334
      225,828 POLARIS SECURITIES COMPANY LIMITED+                                                                  100,457
      100,000 POLYTEC ASSET HOLDINGS LIMITED                                                                        16,198
      141,700 PRESIDENT SECURITIES CORPORATION                                                                      71,217
          710 RATHBONE BROTHERS                                                                                      9,386
        4,600 RATOS AB B SHARES                                                                                    122,973
       48,390 RAYMOND JAMES FINANCIAL INCORPORATED<<                                                             1,116,841
        1,457 RICHEMONT SA+                                                                                         21,252
            4 RISA PARTNERS INCORPORATED                                                                             1,786
        7,053 SAMSUNG SECURITIES COMPANY LIMITED+                                                                  341,208
        1,889 SBI HOLDINGS INCORPORATED                                                                            234,523
        5,824 SCHRODERS PLC                                                                                        122,636
        2,472 SCHRODERS PLC (NON VOTING)                                                                            42,082
       61,000 SHINKO SECURITIES COMPANY LIMITED                                                                    136,508
       54,800 STATE STREET CORPORATION                                                                           1,922,384
       44,670 STIFEL FINANCIAL CORPORATION+<<                                                                    1,933,318
       37,836 T. ROWE PRICE GROUP INCORPORATED<<                                                                 1,656,460
       23,000 TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                76,110
        7,124 TONG YANG INVESTMENT BANK+                                                                            58,054
       11,401 TULLETT PREBON PLC                                                                                    64,695

                   Wells Fargo Advantage Master Portfolios 135


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CAPITAL MARKETS (continued)
      208,720 UBS AG                                                                                        $    3,531,947
       11,000 UOB-KAY HIAN HOLDINGS LIMITED                                                                         11,929
       67,000 VALUE PARTNERS GROUP LIMITED                                                                          38,759
           62 VERWALTUNGS-UND PRIVAT-BANK AG                                                                         6,901
            1 VIRTUS INVESTMENT PARTNERS INCORPORATED+                                                                  27
          361 VONTOBEL HOLDINGS AG                                                                                  10,667
      251,914 WATERLAND FINANCIAL HOLDINGS+                                                                         76,044
       16,080 WOORI INVESTMENT & SECURITIES COMPANY LIMITED+                                                       235,386
                                                                                                                73,673,918
                                                                                                            --------------
COMMERCIAL BANKS: 7.38%
       50,000 77 BANK LIMITED                                                                                      248,780
       77,679 ABSA GROUP LIMITED                                                                                 1,298,161
       72,100 AFFIN HOLDINGS BHD                                                                                    70,534
        3,420 AGRICULTURAL BANK OF GREECE+                                                                           4,767
      216,038 AKBANK TAS                                                                                         1,145,940
       22,824 ALLAHABAD BANK+                                                                                      101,408
       36,469 ALLIED IRISH BANKS PLC                                                                                35,586
       31,560 ALPHA BANK AE                                                                                        203,972
       30,160 ANDHRA BANK                                                                                           97,360
       61,000 AOZORA BANK LIMITED                                                                                   82,050
      269,310 ASSOCIATED BANC-CORP<<                                                                             3,247,879
       48,136 ASYA KATILIM BANKASI AS                                                                              106,545
      270,603 AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                      5,438,668
       34,542 AXIS BANK LIMITED+                                                                                   977,111
       33,259 BANCA CARIGE SPA                                                                                      70,513
      157,243 BANCA MONTE DEI PASCHI DI SIENA SPA                                                                  188,107
        9,849 BANCA PICCOLO CREDITO VALTELLINESE SCARL+                                                             44,589
       18,482 BANCA POPOL EMILIA ROMAGNA+                                                                          200,252
        1,251 BANCA POPOLARE DELL'ETRURIA E DEL LAZIO+                                                               5,465
       16,468 BANCA POPOLARE DI MILANO SCARL                                                                        71,581
       16,258 BANCA POPOLARE DI SONDRIO SCARL+                                                                     132,992
      208,518 BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                 2,514,551
        9,820 BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                             118,429
        8,813 BANCO BPI SA+                                                                                         18,193
       66,874 BANCO BRADESCO SA                                                                                    939,758
      171,214 BANCO COMERCIAL PORTUGUES SA                                                                         136,692
       16,952 BANCO CONTINENTAL PERU+                                                                               42,425
    1,049,717 BANCO DE CHILE                                                                                       140,644
        3,219 BANCO DE CREDITO DEL PERU                                                                              7,366
        5,688 BANCO DE CREDITO E INVERSIONES+                                                                      308,682
      112,266 BANCO DE ORO                                                                                         128,576
       59,538 BANCO DE SABADE<<                                                                                    287,840
       11,163 BANCO DE VALENCIA SA+<<                                                                               59,132
      161,485 BANCO DO BRASIL SA                                                                                 2,618,701
        3,199 BANCO ESPANOL DE CREDITO SA                                                                           27,360
       22,698 BANCO ESPIRITO SANTO SA                                                                               97,942
        1,156 BANCO GUIPUZCOANO SA+                                                                                  6,841
       70,925 BANCO ITAU HOLDING FINANCEIRA SA                                                                   1,183,261
        2,243 BANCO MACRO SA<<                                                                                      84,763
        5,963 BANCO PASTOR SA                                                                                       29,924
       30,717 BANCO POPOLARE SPA                                                                                   172,735
       53,934 BANCO POPULAR ESPANOL SA                                                                             321,645
       73,514 BANCO SANTANDER BRASIL SA                                                                            933,445
      403,133 BANCO SANTANDER CENTRAL HISPANO SA                                                                 4,724,019

                   136 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMERCIAL BANKS (continued)
       67,208 BANCO SANTANDER CENTRAL HISPANO SA ADR                                                        $      785,662
    4,972,322 BANCO SANTANDER CHILE SA                                                                             412,672
           39 BANCO SANTANDER SA                                                                                       453
      121,453 BANCORPSOUTH INCORPORATED<<                                                                        1,548,526
       31,000 BANGKOK BANK PCL                                                                                     151,558
       31,000 BANGKOK BANK PCL (NON VOTING)                                                                        151,558
    1,834,000 BANK CENTRAL ASIA TBK PT                                                                           1,177,333
        4,008 BANK HANDLOWY W WARSZAWIE SA                                                                          98,805
       71,656 BANK HAPOALIM LIMITED+                                                                               292,523
       61,229 BANK LEUMI LE-ISRAEL                                                                                 253,007
      846,500 BANK MANDIRI PERSERO TBK PT                                                                          552,778
       37,612 BANK MILLENNIUM SA+                                                                                   52,609
      210,000 BANK NIAGA+                                                                                           29,054
      302,600 BANK OF AYUDHYA PCL                                                                                  211,757
       25,294 BANK OF BARODA                                                                                       432,832
    7,105,000 BANK OF CHINA LIMITED                                                                              3,571,339
      842,500 BANK OF COMMUNICATIONS LIMITED                                                                       893,540
       72,673 BANK OF CYPRUS PUBLIC COMPANY LIMITED                                                                385,878
      185,203 BANK OF EAST ASIA LIMITED                                                                            696,409
          900 BANK OF GREECE                                                                                        36,269
       22,645 BANK OF INDIA                                                                                        212,947
      346,365 BANK OF IRELAND                                                                                      337,977
       38,000 BANK OF KYOTO LIMITED                                                                                302,607
       31,900 BANK OF MONTREAL                                                                                   1,762,001
       60,100 BANK OF NOVA SCOTIA                                                                                2,888,475
       28,536 BANK OF QUEENSLAND LIMITED                                                                           249,569
      168,261 BANK OF THE PHILIPPINE ISLANDS                                                                       178,054
        3,200 BANK OF THE RYUKYUS LIMITED                                                                           38,091
      146,000 BANK OF YOKOHAMA LIMITED                                                                             634,329
       13,993 BANK PEKAO SA                                                                                        680,609
          309 BANK PRZEMYSLOWO HANDLOWY PBK+                                                                         5,290
      648,000 BANK RAKYAT INDONESIA                                                                                667,006
        3,417 BANK ZACHODNI WBK SA                                                                                 203,182
       11,042 BANKINTER SA                                                                                          71,798
          244 BANQUE CANTONALE VAUDOISE WAADTLAENDER KANTONALBANK                                                  116,562
      702,325 BARCLAYS PLC                                                                                       3,257,214
       78,097 BRANCH BANKING & TRUST CORPORATION                                                                 1,727,506
        4,348 BBVA BANCO FRANCES SA                                                                                 34,654
       37,721 BENDIGO BANK LIMITED                                                                                 282,914
          128 BERNER KANTONALBANK AG                                                                                30,158
       15,636 BNP PARIBAS ADR                                                                                      486,592
       48,949 BNP PARIBAS SA                                                                                     3,062,453
      467,500 BOC HONG KONG HOLDINGS LIMITED                                                                     1,229,037
       12,662 BOK FINANCIAL CORPORATION                                                                            562,699
        1,527 BRE BANK SA+                                                                                         122,740
      569,000 BUMIPUTRA COMMERCE HOLDINGS BHD+                                                                   1,414,273
       19,201 BUSAN BANK+                                                                                          204,198
       22,200 CANADIAN IMPERIAL BANK OF COMMERCE                                                                 1,509,354
        3,039 CANADIAN WESTERN BANK                                                                                 69,538
       13,142 CANARA BANK                                                                                          143,587
      462,264 CAPITAL SOURCE INCORPORATED                                                                        2,334,433
      118,133 CATHAY GENERAL BANCORP<<                                                                           1,132,895
      579,000 CHANG HWA COMMERCIAL BANK                                                                            328,957
       96,000 CHIBA BANK LIMITED                                                                                   540,507
       10,021 CHINA BANKING CORPORATION                                                                             86,822

                   Wells Fargo Advantage Master Portfolios 137


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMERCIAL BANKS (continued)
      874,000 CHINA CITIC BANK                                                                              $      567,405
    6,681,000 CHINA CONSTRUCTION BANK                                                                            5,513,999
    1,520,342 CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION+                                                     416,226
      543,858 CHINA MERCHANTS BANK COMPANY LIMITED                                                               1,401,813
      521,900 CHINA MINSHENG BANKING                                                                               474,348
    1,230,603 CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                        689,559
        5,000 CHUKYO BANK LIMITED THE                                                                               16,129
          142 CIA DE BEBIDAS DAS AMERICAS+                                                                          14,998
       94,971 CIT GROUP INCORPORATED+                                                                            3,483,536
       23,366 CITY NATIONAL CORPORATION<<                                                                        1,131,849
       88,898 COMERICA INCORPORATED                                                                              3,058,980
       36,311 COMMERCE BANCSHARES INCORPORATED                                                                   1,297,392
       63,090 COMMERCIAL INTERNATIONAL BANK+                                                                       426,048
       43,597 COMMERZBANK AG<<                                                                                     343,203
      154,908 COMMONWEALTH BANK OF AUSTRALIA                                                                     6,932,431
       14,460 CORPORATION BANK                                                                                     175,140
        6,797 CREDICORP LIMITED                                                                                    715,384
          137 CREDIT AGRICOLE D'ILE DE F<<                                                                          10,339
       58,432 CREDIT AGRICOLE SA                                                                                   736,407
        1,169 CREDITO EMILIANO SPA                                                                                   6,903
       28,633 CULLEN FROST BANKERS INCORPORATED                                                                  1,467,441
       12,674 DAEGU BANK                                                                                           147,470
        8,000 DAH SING BANKING GROUP LIMITED                                                                        12,259
       12,031 DAH SING FINANCIAL HOLDINGS LIMITED                                                                   75,399
       26,840 DANSKE BANK                                                                                          597,150
      186,080 DBS GROUP HOLDINGS LIMITED                                                                         1,905,415
        3,415 DEUTSCHE POSTBANK AG                                                                                 103,453
       37,502 DEXIA+<<                                                                                             156,308
       53,200 DNB NOR ASA                                                                                          587,470
      651,306 E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                              291,760
      230,420 EAST WEST BANCORP INCORPORATED<<                                                                   3,368,740
       12,018 EFG EUROBANK ERGASIAS SA                                                                              78,281
          640 EMPORIKI BANK OF GREECE SA+                                                                            2,117
       63,977 ENTIE COMMERCIAL BANK+                                                                                26,562
       16,500 EON CAPITAL BHD                                                                                       36,700
       10,920 ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                       396,331
      212,006 FAR EASTERN INTERNATIONAL BANK+                                                                       88,683
          970 FIBI HOLDINGS LIMITED+                                                                                19,710
      118,629 FIFTH THIRD BANCORP                                                                                1,310,850
       19,647 FINANSBANK AS TURKEY+                                                                                 72,050
       26,402 FIRST FINANCIAL BANKSHARE<<                                                                        1,179,377
      742,165 FIRST FINANCIAL HOLDING COMPANY LIMITED                                                              428,609
      353,589 FIRST HORIZON NATIONAL CORPORATION+<<                                                              3,564,179
      107,215 FIRST MIDWEST BANCORP INCORPORATED                                                                 1,177,221
      167,835 FIRSTMERIT CORPORATION                                                                             2,903,546
      171,477 FNB CORPORATION PA<<                                                                               1,332,376
       86,000 FUKUOKA FINANCIAL GROUP INCORPORATED                                                                 343,959
      307,178 FULTON FINANCIAL CORPORATION                                                                       2,543,434
       38,197 GETIN HOLDING SA+                                                                                    116,042
      109,739 GLACIER BANCORP INCORPORATED<<                                                                     1,518,788
        8,178 GREEK POSTAL SAVINGS BANK+                                                                            47,672
      113,400 GRUPO FINANCIERO BANORTE SA DE CV                                                                    405,767
      162,382 GRUPO FINANCIERO INBURSA SA DE CV                                                                    590,999
       47,000 GUNMA BANK LIMITED                                                                                   242,804
       25,204 HANA FINANCIAL GROUP INCORPORATED                                                                    648,547

                   138 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMERCIAL BANKS (continued)
       40,346 HANCOCK HOLDING COMPANY<<                                                                     $    1,098,218
       73,600 HANG SENG BANK LIMITED                                                                             1,009,561
       28,176 HDFC BANK LIMITED                                                                                  1,278,372
        4,397 HDFC BANK LIMITED ADR                                                                                702,641
        5,000 HIGASHI-NIPPON BANK LIMITED                                                                            9,285
      149,000 HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                260,719
       66,300 HONG LEONG BANK BHD+                                                                                 186,764
       68,900 HONG LOENG FINANCIAL GROUP BHD                                                                       190,794
    1,021,971 HSBC HOLDINGS PLC                                                                                 10,089,009
      727,649 HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                           427,040
      360,596 HUNTINGTON BANCSHARES INCORPORATED                                                                 1,907,553
       35,302 IBERIABANK CORPORATION<<                                                                           1,720,973
       75,905 ICICI BANK LIMITED                                                                                 1,577,643
       16,121 ICICI BANK LIMITED ADR                                                                               665,959
        9,142 INDIAN BANK                                                                                           48,285
       27,110 INDIAN OVERSEAS BANK+                                                                                 71,867
    9,036,103 INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H                                                      6,563,263
       24,550 INDUSTRIAL BANK OF KOREA+                                                                            296,918
       31,351 INDUSTRIAL DEVELOPMENT BANK OF INDIA LIMITED                                                          81,010
          346 ING BANK SLASKI SA+                                                                                   88,416
       74,640 INTERNATIONAL BANCSHARES CORPORATION                                                               1,164,384
      586,891 INTESA SANPAOLO                                                                                    1,647,379
       49,378 INTESA SANPAOLO RNC                                                                                  111,883
       32,895 ISRAEL DISCOUNT BANK LIMITED+                                                                         58,045
       37,509 ITAUSA INVESTIMENTOS ITAU SA                                                                         265,473
       82,000 JOYO BANK LIMITED                                                                                    333,817
        2,668 JYSKE BANK+                                                                                           87,880
       76,000 KANSAI URBAN BANKING CORPORATION                                                                     114,891
      145,600 KASIKORNBANK PCL                                                                                     530,385
       50,409 KB FINANCIAL GROUP INCORPORATED                                                                    2,043,438
        7,751 KBC GROEP NV                                                                                         321,784
      443,050 KEYCORP                                                                                            3,265,279
        6,000 KIATNAKIN FINANCE                                                                                      6,279
       71,000 KIYO HOLDINGS                                                                                         97,191
        1,795 KOMERCNI BANKA                                                                                       346,344
       41,390 KOREA EXCHANGE BANK                                                                                  436,720
        1,838 KREDYT BANK SA                                                                                         8,416
      346,900 KRUNG THAI BANK PCL ADR                                                                              157,405
          961 LAURENTIAN BANK OF CANADA                                                                             41,906
          570 LIECHTENSTEIN LANDESBANK                                                                              37,616
        6,000 LIU CHONG HING BANK LIMITED                                                                           12,634
    2,274,500 LLOYDS TSB GROUP PLC                                                                               2,424,012
        3,708 LLOYDS TSB GROUP PLC ADR                                                                              15,574
       43,021 M&T BANK CORPORATION<<                                                                             3,684,318
      353,356 MALAYAN BANKING BHD                                                                                  944,715
      134,800 MALAYSIAN PLANTATIONS BHD                                                                            131,873
      264,626 MARSHALL & ILSLEY CORPORATION<<                                                                    1,733,300
       79,015 MB FINANCIAL INCORPORATED                                                                          1,183,645
    1,254,000 MEGA FINANCIAL HOLDING COMPANY LIMITED                                                               757,473
       90,100 METROPOLITAN BANK & TRUST COMPANY                                                                    127,522
    1,484,970 MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                        7,088,120
          440 MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR                                                        2,090
      143,000 MITSUI TRUST HOLDINGS INCORPORATED                                                                   507,249
       15,000 MIYAZAKI BANK LIMITED                                                                                 40,709
    2,051,600 MIZUHO FINANCIAL GROUP INCORPORATED                                                                3,150,296

                   Wells Fargo Advantage Master Portfolios 139


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMERCIAL BANKS (continued)
      122,000 MIZUHO TRUST & BANKING COMPANY LIMITED                                                        $       98,750
      226,427 NATIONAL AUSTRALIA BANK LIMITED                                                                    4,673,690
        8,600 NATIONAL BANK OF CANADA                                                                              496,636
       30,258 NATIONAL BANK OF GREECE SA                                                                           381,911
       24,348 NATIONAL BANK OF GREECE SA ADR                                                                        60,140
      189,127 NATIONAL PENN BANCSHARES INCORPORATED<<                                                            1,098,828
        6,416 NATIONAL SOCIETE GENERALE BANK SAE+                                                                   38,256
       46,668 NATIXIS                                                                                              254,302
       20,509 NEDBANK GROUP LIMITED                                                                                390,325
      105,000 NISHI-NIPPON CITY BANK LIMITED                                                                       294,965
      145,574 NORDEA BANK AB                                                                                     1,304,771
      131,164 OLD NATIONAL BANCORP                                                                               1,209,332
       12,374 ORIENTAL BANK OF COMMERCE                                                                            111,640
       25,016 OTP BANK                                                                                             528,975
      284,842 OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                        1,821,896
       47,083 PACWEST BANCORP<<                                                                                    803,236
       17,788 PIRAEUS BANK SA                                                                                       92,422
       89,587 PKO BANK POLSKI SA                                                                                 1,080,147
       58,287 PNC FINANCIAL SERVICES GROUP                                                                       2,970,306
      996,047 POPULAR INCORPORATED                                                                               2,549,880
      268,394 PT BANK DANAMON INDONESIA TBK                                                                        158,927
      506,500 PT BANK PAN INDONESIA TBK+                                                                            62,787
      152,465 PUBLIC BANK BHD                                                                                      584,956
       91,000 PUBLIC BANK BHD FOREIGN MARKET                                                                       353,195
       15,371 PUNJAB NATIONAL BANK LIMITED                                                                         385,664
        2,580 RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                               105,442
      599,255 REGIONS FINANCIAL CORPORATION                                                                      3,853,210
       68,700 RESONA HOLDINGS INCORPORATED<<                                                                       680,376
       73,600 RHB CAPITAL BHD                                                                                      155,965
       82,400 ROYAL BANK OF CANADA                                                                               3,940,920
    1,001,717 ROYAL BANK OF SCOTLAND GROUP PLC                                                                     684,875
       27,700 SAPPORO HOLDINGS                                                                                     130,570
        4,996 SBERBANK OF RUSSIAN FEDERATION                                                                     1,382,393
       90,300 SENSHU IKEDA HOLDINGS INCORPORATED                                                                   127,910
           58 SEVEN BANK LIMITED                                                                                   110,325
       26,000 SHIGA BANK                                                                                           162,171
        1,000 SHIMIZU BANK LIMITED THE                                                                              42,257
       58,159 SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                            2,226,623
       88,000 SHINSEI BANK LIMITED<<                                                                                67,040
       75,000 SHIZUOKA BANK LIMITED                                                                                627,604
      107,800 SIAM CITY BANK PCL+                                                                                  110,228
      201,600 SIAM COMMERCIAL BANK PCL                                                                             608,762
    1,058,000 SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                           371,558
      100,840 SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                             628,788
       38,807 SOCIETE GENERALE                                                                                   1,975,980
       19,840 SOCIETE GENERALE ADR<<                                                                               202,368
          210 ST. GALLER KANTONALBANK                                                                               95,149
      150,066 STANDARD BANK GROUP LIMITED                                                                        2,126,969
       95,583 STANDARD CHARTERED PLC                                                                             2,563,142
       24,458 STATE BANK OF INDIA LIMITED                                                                        1,438,363
        4,768 STATE BANK OF INDIA LIMITED GDR<<                                                                    561,432
      154,031 STERLING BANCSHARES INCORPORATED (TEXAS)<<                                                           763,994
      149,100 SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                       4,438,747
          988 SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED ADR                                                       2,915
      178,000 SUMITOMO TRUST & BANKING COMPANY LIMITED                                                             947,102

                   140 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMERCIAL BANKS (continued)
       33,000 SURUGA BANK LIMITED                                                                           $      288,323
      201,914 SUSQUEHANNA BANCSHARES INCORPORATED<<                                                              1,597,140
       54,615 SVB FINANCIAL GROUP+<<                                                                             2,030,040
       27,900 SVENSKA HANDELSBANKEN                                                                                728,494
       47,200 SWEDBANK AB                                                                                          529,691
        3,160 SYDBANK AG+                                                                                           66,701
       18,615 SYNDICATE BANK                                                                                        43,016
      674,017 SYNOVUS FINANCIAL CORPORATION<<                                                                    1,388,475
      394,000 TA CHONG BANK LIMITED+                                                                                99,133
      795,563 TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                           325,338
      266,000 TAIWAN BUSINESS BANK+                                                                                 77,224
       67,598 TCF FINANCIAL CORPORATION<<                                                                          965,299
        1,100 THE AICHI BANK LIMITED                                                                                67,302
       19,000 THE AKITA BANK LIMITED                                                                                62,195
       14,000 THE AOMORI BANK LIMITED                                                                               35,496
       25,000 THE AWA BANK LIMITED                                                                                 161,588
        1,800 THE BANK OF IWATE LIMITED                                                                             83,669
       19,000 THE BANK OF NAGOYA LIMITED                                                                            66,492
        2,000 THE BANK OF OKINAWA LIMITED                                                                           76,896
       25,000 THE BANK OF SAGA LIMITED                                                                              71,122
        4,700 THE CHIBA KOGYO BANK LIMITED+                                                                         28,476
       23,000 THE CHUGOKU BANK LIMITED                                                                             271,039
        8,000 THE DAISAN BANK LIMITED                                                                               23,521
       39,000 THE DAISHI BANK LIMITED                                                                              139,733
       27,000 THE EHIME BANK LIMITED                                                                                70,384
       25,000 THE EIGHTEENTH BANK LIMITED                                                                           72,908
       32,000 THE FUKUI BANK LIMITED                                                                               110,082
       52,000 THE HACHIJUNI BANK LIMITED                                                                           282,252
       21,000 THE HIGO BANK LIMITED                                                                                112,487
       78,000 THE HIROSHIMA BANK LIMITED                                                                           311,963
       24,000 THE HOKKOKU BANK LIMITED                                                                             103,131
       21,000 THE HOKUETSU BANK LIMITED                                                                             37,246
       24,000 THE HYAKUGO BANK LIMITED                                                                             103,416
       29,000 THE HYAKUJUSHI BANK LIMITED                                                                          110,118
       34,000 THE IYO BANK LIMITED                                                                                 288,156
       35,000 THE JUROKU BANK LIMITED                                                                              116,653
       15,000 THE KAGOSHIMA BANK LIMITED                                                                            91,061
        2,400 THE KANTO TSUKUBA BANK LIMITED                                                                         7,399
       28,000 THE KEIYO BANK LIMITED                                                                               142,650
        5,000 THE MICHINOKU BANK LIMITED                                                                            10,237
        4,000 THE MIE BANK LIMITED                                                                                  10,808
        7,000 THE MINATO BANK LIMITED                                                                               11,249
        3,200 THE MUSASHINO BANK LIMITED                                                                            97,474
       28,000 THE NANTO BANK LIMITED                                                                               162,314
       33,000 THE OGAKI KYORITSU BANK LIMITED                                                                      102,524
       23,000 THE OITA BANK LIMITED                                                                                 75,289
       16,000 THE SAN-IN GODO BANK LIMITED                                                                         112,177
       28,000 THE SHIKOKU BANK LIMITED                                                                              89,989
        9,000 THE TOCHIGI BANK LIMITED                                                                              35,996
       21,000 THE TOHO BANK LIMITED                                                                                 59,993
        6,200 TISCO FINANCIAL GROUP PCL                                                                              6,835
    2,682,765 TMB BANK PCL                                                                                         231,458
        5,300 TOKYO TOMIN BANK LIMITED                                                                              57,473
       14,900 TOMONY HOLDINGS INCORPORATED                                                                          45,227
       50,431 TORONTO-DOMINION BANK                                                                              3,412,197

                   Wells Fargo Advantage Master Portfolios 141


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMERCIAL BANKS (continued)
      535,675 TRANSCEND INFORMATION INCORPORATED                                                            $      334,442
       87,694 TRUSTMARK CORPORATION<<                                                                            1,672,325
       13,375 TURK EKONOMI BANKASI AS+                                                                              19,620
      282,061 TURKIYE GARANTI BANKASI AS                                                                         1,366,852
       47,994 TURKIYE HALK BANKASI AS                                                                              389,722
      187,410 TURKIYE IS BANKASI                                                                                   687,270
      111,274 TURKIYE VAKIFLAR BANKASI TAO                                                                         301,676
       41,648 UMB FINANCIAL CORPORATION                                                                          1,327,738
      174,762 UMPQUA HOLDINGS CORPORATION<<                                                                      1,817,525
    1,045,658 UNICREDITO ITALIANO SPA                                                                            2,454,105
       44,320 UNION BANK HONG KONG                                                                                 163,805
       27,062 UNION BANK OF INDIA                                                                                  189,273
       33,246 UNIONE DI BANCHE SCPA                                                                                291,547
       67,129 UNITED BANKSHARES INCORPORATED<<                                                                   1,544,638
        8,324 UNITED MIZRAHI BANK LIMITED+                                                                          68,203
      129,803 UNITED OVERSEAS BANK LIMITED                                                                       1,792,632
      211,863 US BANCORP                                                                                         4,406,750
          835 VALIANT HOLDING AG+                                                                                  163,505
       79,379 VALLEY NATIONAL BANCORP<<                                                                          1,034,308
      102,583 WEBSTER FINANCIAL CORPORATION                                                                      1,650,560
      543,020 WELLS FARGO & COMPANY (i)                                                                         12,788,121
       38,307 WESTAMERICA BANCORPORATION<<                                                                       1,941,399
      319,193 WESTPAC BANKING CORPORATION                                                                        6,162,499
      145,118 WHITNEY HOLDING CORPORATION<<                                                                      1,078,227
      137,220 WILMINGTON TRUST CORPORATION<<                                                                     1,207,536
       27,500 WING HANG BANK LIMITED                                                                               290,599
       47,017 WINTRUST FINANCIAL CORPORATION                                                                     1,352,209
       25,950 WOORI FINANCE HOLDINGS COMPANY LIMITED+                                                              291,123
        1,200 YACHIYO BANK LIMITED                                                                                  26,140
       16,000 YAMAGATA BANK LIMITED                                                                                 77,324
       28,000 YAMAGUCHI FINANCIAL GROUP                                                                            264,968
       18,000 YAMANASHI CHOU BANK LIMITED                                                                           73,063
       96,014 YAPI VE KREDI BANKASI AS+                                                                            286,712
       40,135 YES BANK LIMITED+                                                                                    265,519
       80,800 ZIONS BANCORPORATION<<                                                                             1,489,144
                                                                                                               301,590,410
                                                                                                            --------------
CONSUMER FINANCE: 0.28%
        9,370 ACOM COMPANY LIMITED                                                                                 141,426
        8,400 AEON CREDIT SERVICE COMPANY LIMITED                                                                   88,689
        2,600 AIFUL CORPORATION                                                                                      3,250
        6,000 ALLIED GROUP LIMITED                                                                                  21,366
      104,544 AMERICREDIT CORPORATION+                                                                           2,529,965
       36,400 CEDYNA FINANCIAL CORPORATION                                                                          63,259
       21,626 CREDIT SAISON COMPANY LIMITED                                                                        274,669
      274,268 DISCOVER FINANCIAL SERVICES                                                                        3,979,629
        4,600 HITACHI CAPITAL CORPORATION                                                                           64,940
       18,000 HONG LEONG SINGAPORE FINANCE LIMITED                                                                  40,502
       10,364 INTERNATIONAL PERSONAL FINANCE PLC                                                                    37,988
        5,000 JACCS COMPANY LIMITED                                                                                  9,166
       14,000 ORIENT CORPORATION+                                                                                    9,499
       11,400 ORIX CORPORATION                                                                                     857,612
       12,150 PROMISE COMPANY LIMITED                                                                               95,308
        6,375 PROVIDENT FINANCIAL PLC                                                                               81,052
        7,397 SAMSUNG CARD COMPANY LIMITED                                                                         330,086

                   142 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CONSUMER FINANCE (continued)
       15,921 SHRIRAM TRANSPORT FINANCE COMPANY LIMITED                                                     $      243,012
      245,000 SLM CORPORATION+                                                                                   2,707,250
        9,810 TAKEFUJI CORPORATION<<                                                                                23,588
       15,516 THANACHART CAPITAL PCL                                                                                17,105
                                                                                                                11,619,361
                                                                                                            --------------
DIVERSIFIED FINANCIAL SERVICES: 1.90%
          904 ACKERMANS & VAN HAAREN NV+                                                                            61,301
       68,676 AFRICAN BANK INVESTMENTS LIMITED                                                                     301,709
      213,600 AMMB HOLDINGS BHD                                                                                    385,251
       19,054 ASX LIMITED                                                                                          493,483
       20,393 AYALA CORPORATION CLASS A                                                                            155,105
        9,936 BAJAJ AUTO LIMITED+                                                                                  157,605
    1,101,166 BANK OF AMERICA CORPORATION                                                                       13,709,517
           10 BANQUE NATIONALE DE BELGIQUE                                                                          47,357
      245,528 BMF BOVESPA SA                                                                                     1,789,471
        2,908 BOLSAS Y MARCADOS ESPANOLES                                                                           75,620
       42,500 BUND CENTER INVESTMENT                                                                                14,736
       39,400 BURSA MALAYSIA BHD                                                                                    90,021
        9,852 CATTLES PLC(a)                                                                                             0
        6,100 CENTURY LEASING SYSTEM INCORPORATED                                                                   78,492
       48,005 CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                          161,017
       74,000 CHINA EVERBRIGHT LIMITED                                                                             163,245
    2,338,000 CITIGROUP INCORPORATED+                                                                            8,697,360
        9,642 CME GROUP INCORPORATED                                                                             2,391,987
          549 CORPORATION FINANCIERA ALBA                                                                           22,889
       30,397 CRITERIA CAIXACORP SA<<                                                                              142,719
        1,000 D. CARNEGIE & COMPANY AB(a)+                                                                               0
       11,357 DEUTSCHE BOERSE AG                                                                                   693,990
       46,763 ECM LIBRA BERHAD(a)+                                                                                       0
        1,295 EURAZEO                                                                                               75,507
          158 FIMALAC                                                                                                5,955
      218,800 FIRST PACIFIC COMPANY LIMITED                                                                        162,861
      313,697 FIRSTRAND LIMITED                                                                                    822,205
      847,306 FUBON FINANCIAL HOLDING COMPANY LIMITED                                                              987,915
        1,800 FUYO GENERAL LEASE COMPANY LIMITED                                                                    47,266
          386 GIMV NV                                                                                               18,515
        4,409 GROUPE BRUXELLES LAMBERT SA                                                                          325,237
        9,000 GUOCO GROUP LIMITED                                                                                   91,229
      128,936 HACI OMER SABANCI HOLDING AS                                                                         582,599
        2,480 HELLENIC EXCHANGES SA HOLDING                                                                         15,557
      110,500 HONG KONG EXCHANGES & CLEARING LIMITED                                                             1,731,634
        2,700 IBJ LEASING COMPANY LIMITED                                                                           54,829
       16,704 IG GROUP HOLDINGS PLC                                                                                133,726
       23,070 INDIABULLS FINANCIAL SERVICES LIMITED                                                                 68,465
        9,600 INDUSTRIVARDEN AB CLASS A                                                                            114,617
        5,600 INDUSTRIVARDEN AB CLASS C+                                                                            64,398
      118,186 INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED                                                   447,217
      222,846 ING GROEP NV                                                                                       1,981,895
       39,025 INTERCONTINENTAL EXCHANGE INCORPORATED+                                                            3,729,229
        7,600 INVESTOR AB A SHARES                                                                                 126,263
       24,521 INVESTOR AB B SHARES                                                                                 423,305
        9,000 JAPAN SECURITIES FINANCE COMPANY LIMITED                                                              51,101
      440,277 JPMORGAN CHASE & COMPANY                                                                          16,008,472
       25,027 K GREEN TRUST                                                                                         20,125

                   Wells Fargo Advantage Master Portfolios 143


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
DIVERSIFIED FINANCIAL SERVICES (continued)
       11,428 KINNEVIK INVESTMENT AB+                                                                       $      207,640
       25,753 KOTAK MAHINDRA BANK LIMITED                                                                          453,606
      102,456 LEUCADIA NATIONAL CORPORATION+<<                                                                   2,187,436
        5,823 LONDON STOCK EXCHANGE GROUP PLC                                                                       58,986
          850 LUNDBERGFORETAGEN AB+                                                                                 41,859
       31,243 MARFIN INVESTMENT GROUP SA                                                                            36,821
        5,280 MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                            187,920
      108,210 MOODY'S CORPORATION<<                                                                              2,287,559
      151,885 MSCI INCORPORATED+                                                                                 4,541,362
      222,700 MULPHA INTERNATIONAL BHD+                                                                             28,386
       85,370 MULTI-PURPOSE HOLDINGS BHD                                                                            57,400
       87,979 NASDAQ STOCK MARKET INCORPORATED+                                                                  1,575,704
        1,747 NATIONALE A PORTEFEUILLE                                                                              78,903
      130,622 NYSE EURONEXT (PARIS) INCORPORATED                                                                 3,623,454
       10,068 OKO BANK                                                                                             110,299
        4,500 ONEX CORPORATION                                                                                     118,498
        2,020 PARGESA HOLDING SA                                                                                   131,715
       84,222 PHH CORPORATION+<<                                                                                 1,558,949
       14,236 POWER FINANCE CORPORATION LIMITED                                                                    105,665
       11,605 RELIANCE CAPITAL LIMITED                                                                             187,101
       59,235 REMGRO LIMITED                                                                                       799,171
        1,117 RHJ INTERNATIONAL+                                                                                     8,974
          600 RICOH LEASING COMPANY LIMITED                                                                         14,105
       77,231 RMB HOLDINGS LIMITED                                                                                 349,032
       43,913 RURAL ELECTRIFICATION CORPORATION LIMITED                                                            306,476
      113,000 SINGAPORE EXCHANGE LIMITED                                                                           626,898
        4,259 SNS REAAL                                                                                             18,000
          862 SOFINA SA                                                                                             66,493
        3,367 TMX GROUP INCORPORATED                                                                                89,578
       11,190 WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                        119,469
                                                                                                                77,700,456
                                                                                                            --------------
INSURANCE: 3.71%
       36,888 ACE LIMITED                                                                                        1,972,401
       13,631 ADMIRAL GROUP PLC                                                                                    318,177
       81,365 AEGON NV                                                                                             416,358
       51,600 AFLAC INCORPORATED                                                                                 2,438,100
       15,670 AKSIGORTA AS                                                                                          19,394
       26,346 ALLIANZ AG                                                                                         2,702,342
            5 ALLIANZ AG ADR                                                                                            51
       20,578 ALLIED WORLD ASSURANCE HOLDINGS                                                                    1,036,514
       54,627 ALLSTATE CORPORATION                                                                               1,507,705
       39,461 AMERICAN FINANCIAL GROUP INCORPORATED                                                              1,135,293
       23,157 AMLIN PLC                                                                                            144,332
      225,475 AMP LIMITED                                                                                        1,011,050
       26,622 ARCH CAPITAL GROUP LIMITED+<<                                                                      2,124,436
       48,359 ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                          1,473,499
       49,650 ARTHUR J. GALLAGHER & COMPANY                                                                      1,233,803
       38,224 ASPEN INSURANCE HOLDINGS LIMITED                                                                   1,085,562
       80,206 ASSICURAZIONI GENERALI SPA                                                                         1,450,418
       56,399 ASSURANT INCORPORATED                                                                              2,061,947
       82,124 ASSURED GUARANTY LIMITED                                                                           1,268,816
      161,147 AVIVA PLC                                                                                            936,673
      106,126 AXA ASIA PACIFIC HOLDINGS LIMITED                                                                    519,312
      105,713 AXA SA                                                                                             1,643,079

                   144 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
INSURANCE (continued)
       63,922 AXIS CAPITAL HOLDINGS LIMITED                                                                  $   1,973,911
       17,911 BAJAJ FINSERV                                                                                        182,632
        2,398 BALOISE HOLDING AG                                                                                   194,155
       26,836 BEAZLEY PLC                                                                                           46,014
        3,435 BRIT INSURANCE HOLDINGS NV                                                                            50,574
       60,655 BROWN & BROWN INCORPORATED                                                                         1,154,871
    1,098,100 CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                           1,580,271
       16,460 CATLIN GROUP LIMITED                                                                                  83,027
      124,000 CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED                                               384,972
      265,106 CHINA LIFE INSURANCE COMPANY+                                                                        215,170
      919,000 CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                       3,508,829
      109,000 CHINA PACIFIC INSURANCE+                                                                             391,650
       36,836 CHUBB CORPORATION                                                                                  2,030,400
       76,634 CINCINNATI FINANCIAL CORPORATION<<                                                                 2,044,595
          832 CLAL INSURANCE ENTERPRISE HOLDINGS LIMITED+                                                           17,942
        7,344 CNP ASSURANCES                                                                                       124,710
          741 DAI ICHI MUTUAL LIFE INSURANCE                                                                       875,864
       75,353 DELPHI FINANCIAL GROUP CLASS A                                                                     1,680,372
        3,519 DELTA LLOYD NV                                                                                        60,002
       24,658 DISCOVERY HOLDINGS LIMITED                                                                           117,121
        5,030 DONGBU INSURANCE COMPANY LIMITED+                                                                    141,599
       24,578 ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                 905,454
       13,890 ERIE INDEMNITY COMPANY<<                                                                             729,225
          728 EULER HERMES SA                                                                                       55,354
       30,389 EVEREST REINSURANCE GROUP LIMITED                                                                  2,404,985
        1,200 FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                   475,893
      116,314 FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                         1,687,716
      188,042 FIRST AMERICAN FINANCIAL                                                                           2,788,663
        1,751 FONDIARIA SAI SPA+                                                                                    16,620
        1,309 FONDIARIA-SAI SPA RSP+                                                                                 7,863
      124,524 FORTIS                                                                                               315,448
        6,000 FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                           7,571
      246,398 GENWORTH FINANCIAL INCORPORATED+                                                                   2,668,490
        6,000 GREAT EASTERN HOLDINGS LIMITED                                                                        70,646
       14,500 GREAT-WEST LIFECO INCORPORATED                                                                       333,146
        2,305 GRUPO CATALANA OCCIDENTE SA                                                                           38,937
        2,795 HANNOVER RUECKVERSICHERUNG AG                                                                        123,986
          438 HAREL INSURANCE INVESTMENTS & FINANCES LIMITED+                                                       20,212
       62,882 HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                     1,267,701
       56,025 HCC INSURANCE HOLDINGS INCORPORATED                                                                1,413,511
          249 HELVETIA HOLDING AG                                                                                   81,426
       60,836 HORACE MANN EDUCATORS CORPORATION                                                                    997,710
        8,230 HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED+                                                     144,157
        3,839 INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES INCORPORATED                                      108,364
      208,157 INSURANCE AUSTRALIA GROUP LIMITED                                                                    637,079
        4,404 INTACT FINANCIAL CORPORATION                                                                         183,288
       13,014 IRISH LIFE & PERMAMENT GROUP HOLDINGS PLC                                                             23,913
        7,925 JARDINE LLOYD THOMPSON GROUP PLC                                                                      70,312
       26,440 KOREA LIFE INSURANCE                                                                                 176,649
       10,787 KOREA REINSURANCE COMPANY+                                                                            96,722
      322,616 LEGAL & GENERAL GROUP PLC                                                                            458,414
       28,345 LIBERTY HOLDINGS LIMITED+                                                                            269,037
      152,360 LINCOLN NATIONAL CORPORATION                                                                       3,559,130
       38,454 LOEWS CORPORATION                                                                                  1,351,274
        6,000 LPI CAPITAL BHD                                                                                       22,867

                   Wells Fargo Advantage Master Portfolios 145


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
INSURANCE (continued)
      104,200 MANULIFE FINANCIAL CORPORATION                                                                $    1,159,895
       38,330 MAPFRE SA                                                                                            110,117
        5,202 MARKEL CORPORATION+                                                                                1,704,799
       57,909 MARSH & MCLENNAN COMPANIES INCORPORATED                                                            1,373,601
      251,805 MBIA INCORPORATED+<<                                                                               2,356,895
        9,857 MEDIOLANUM SPA<<                                                                                      36,475
        1,664 MENORAH MIVTACHIM HOLDINGS LIMITED+                                                                   17,787
       12,822 MERCURY GENERAL CORPORATION                                                                          502,879
       64,226 METLIFE INCORPORATED                                                                               2,414,898
       10,202 MIGDAL INSURANCE & FINANCIAL HOLDING LIMITED+                                                         17,841
        8,878 MILANO ASSICURAZIONI SPA                                                                              15,402
       84,300 MILLEA HOLDINGS INCORPORATED                                                                       2,261,781
       59,800 MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED                                              1,339,645
      120,617 MONTPELIER RE HOLDINGS LIMITED<<                                                                   1,910,573
       10,925 MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                      1,395,547
       42,251 NIB HOLDINGS LIMITED                                                                                  47,740
      177,000 NKSJHOLDINGS INCORPORATED                                                                            990,239
      301,957 OLD MUTUAL PLC                                                                                       588,759
      121,285 OLD REPUBLIC INTERNATIONAL CORPORATION<<                                                           1,550,791
       39,465 PARTNERRE LIMITED                                                                                  2,938,169
      280,000 PICC PROPERTY & CASUALTY COMPANY LIMITED+                                                            320,360
      215,000 PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED(a)                                                1,806,381
       69,805 PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                             2,806,859
       18,700 POWER CORPORATION OF CANADA                                                                          461,033
       12,100 POWER FINANCIAL CORPORATION                                                                          323,052
        7,115 POWSZECHNY ZAKLAD UBEZPIECZE                                                                         850,197
      151,427 PRINCIPAL FINANCIAL GROUP INCORPORATED                                                             3,490,392
       42,793 PROASSURANCE CORPORATION+                                                                          2,265,889
       69,400 PROGRESSIVE CORPORATION                                                                            1,374,120
      138,265 PROTECTIVE LIFE CORPORATION                                                                        2,582,790
       51,262 PRUDENTIAL FINANCIAL INCORPORATED                                                                  2,592,319
      147,007 PRUDENTIAL PLC                                                                                     1,276,089
      110,838 QBE INSURANCE GROUP LIMITED                                                                        1,626,122
       36,698 REINSURANCE GROUP OF AMERICA INCORPORATED                                                          1,605,171
       28,625 RENAISSANCERE HOLDINGS LIMITED<<                                                                   1,625,614
       22,495 RLI CORPORATION<<                                                                                  1,180,088
      186,573 ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                             352,236
       28,154 SAMPO OYJ                                                                                            678,242
        5,370 SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED+                                                     857,749
      209,283 SANLAM LIMITED                                                                                       660,637
        8,724 SCOR REGROUPE                                                                                        189,768
       79,396 SELECTIVE INSURANCE GROUP INCORPORATED                                                             1,179,825
    1,133,192 SHIN KONG FINANCIAL HOLDING COMPANY LIMITED+                                                         376,740
        2,034 SOCIETA CATTOLICA DI ASSICURAZIONI - SOCIETA COOPERATIVA+                                             47,737
           93 SONY FINANCIAL HOLDINGS INCORPORATED                                                                 304,428
        7,786 ST. JAMES'S PLACE PLC                                                                                 30,509
       73,755 STANCORP FINANCIAL GROUP INCORPORATED<<                                                            2,627,891
      121,617 STANDARD LIFE PLC                                                                                    380,124
       16,400 STOREBRAND ASA                                                                                        81,280
       33,000 SUN LIFE FINANCIAL INCORPORATED                                                                      774,905
      135,770 SUNCORP-METWAY LIMITED                                                                             1,008,635
        1,964 SWISS LIFE HOLDING                                                                                   204,863
       19,861 SWISS REINSURANCE                                                                                    823,588
       36,400 T&D HOLDINGS INCORPORATED                                                                            692,384

                   146 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
INSURANCE (continued)
       13,847 TAIWAN LIFE INSURANCE COMPANY LIMITED+                                                        $       13,962
       54,624 THE TRAVELERS COMPANIES INCORPORATED                                                               2,675,484
          650 TOPDANMARK AS+                                                                                        74,687
       41,727 TORCHMARK CORPORATION                                                                              2,059,227
       30,246 TOWER AUSTRALIA GROUP LIMITED+                                                                        57,856
       52,203 TOWER GROUP INCORPORATED<<                                                                         1,120,276
       32,002 TRANSATLANTIC HOLDING INCORPORATED                                                                 1,525,535
        1,268 TRYGVESTA A/S                                                                                         67,992
       36,511 UNIPOL SPA                                                                                            24,384
       71,108 UNITRIN INCORPORATED                                                                               1,692,370
      166,953 UNUM GROUP                                                                                         3,347,408
       43,470 VALIDUS HOLDINGS LIMITED                                                                           1,107,181
       67,512 W.R. BERKLEY CORPORATION<<                                                                         1,778,941
        4,195 WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                             1,273,518
        1,746 WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                         82,199
       84,901 WILLIS GROUP HOLDINGS                                                                              2,468,921
      172,567 XL GROUP PLC                                                                                       3,090,675
        2,204 YAPI KREDI SIGORTA AS+                                                                                16,454
        7,260 ZURICH FINANCIAL SERVICES AG                                                                       1,618,975
       11,963 ZURICH FINANCIAL SERVICES AG ADR                                                                     266,416
                                                                                                               151,424,017
                                                                                                            --------------
REAL ESTATE INVESTMENT TRUSTS: 4.33%
      147,855 ABACUS PROPERTY GROUP                                                                                 53,934
          102 ADVANCE RESIDENCE INVESTMENT REIT+                                                                   159,052
       58,316 ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                     4,045,381
       84,815 AMB PROPERTY CORPORATION<<                                                                         2,017,749
       80,730 AMP NZ OFFICE TRUST                                                                                   40,531
      312,534 ANNALY CAPITAL MANAGEMENT INCORPORATED                                                             5,431,841
        8,009 ARDENT LEISURE GROUP+                                                                                  6,591
      129,000 ASCENDAS REIT                                                                                        196,997
       17,805 BABCOCK & BROWN JAPAN PROPERTY TRUST                                                                   4,515
          354 BEFIMMO SCA SICAFI                                                                                    26,468
      176,821 BIOMED REALTY TRUST INCORPORATED                                                                   3,021,871
           11 BLIFE INVESTMENT CORPORATION REIT                                                                     57,219
          955 BOARDWALK REAL ESTATE INVESTMENT TRUST                                                                39,934
       19,889 BOSTON PROPERTIES INCORPORATED                                                                     1,618,965
      204,626 BRANDYWINE REALTY TRUST                                                                            2,248,840
       99,341 BRE PROPERTIES INCORPORATED                                                                        4,061,060
       53,596 BRITISH LAND COMPANY PLC                                                                             375,150
       35,322 BUNNINGS WAREHOUSE PROPERTY TRUST                                                                     57,981
        1,567 CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                 33,960
       33,210 CAMDEN PROPERTY TRUST                                                                              1,519,690
          740 CANADIAN APARTMENT PROPERTIES                                                                         11,554
        1,306 CANADIAN REAL ESTATE INVESTMENT TRUST                                                                 38,175
      203,464 CAPITACOMMERICAL TRUST                                                                               210,144
      271,636 CAPITAMALL TRUST                                                                                     388,767
      400,000 CATHAY NO 1 REIT+                                                                                    139,477
      214,709 CBL & ASSOCIATES PROPERTIES INCORPORATED<<                                                         2,619,450
       52,000 CDL HOSPITALITY TRUSTS                                                                                76,724
      182,404 CFS RETAIL PROPERTY TRUST                                                                            314,021
      178,653 CHAMPION REIT                                                                                         87,733
       48,461 CHARTER HALL GROUP                                                                                    25,223
    1,102,967 CHIMERA INVESTMENT CORPORATION                                                                     4,334,660
          517 COFINIMMO SA                                                                                          61,815

                   Wells Fargo Advantage Master Portfolios 147


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
REAL ESTATE INVESTMENT TRUSTS (continued)
      103,795 COLONIAL PROPERTIES TRUST<<                                                                   $    1,646,189
      148,306 COMMONWEALTH PROPERTY OFFICE FUND                                                                    124,691
      100,605 COMMONWEALTH REIT<<                                                                                2,426,593
        3,897 CORIO NV                                                                                             223,614
       77,795 CORPORATE OFFICE PROPERTIES TRUST<<                                                                2,808,400
            7 COUSINS PROPERTIES INCORPORATED                                                                           46
      192,649 CROMWELL GROUP                                                                                       124,265
           24 DA OFFICE INVESTMENT CORPORATION                                                                      65,449
      440,751 DB RREEF TRUST                                                                                       325,473
      328,857 DCT INDUSTRIAL TRUST INCORPORATED<<                                                                1,522,608
        4,612 DERWENT VALLEY HOLDINGS PLC                                                                           99,732
      294,284 DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                        3,048,782
      235,644 DIAMONDROCK HOSPITALITY+<<                                                                         2,064,241
       44,984 DIGITAL REALITY TRUST INCORPORATED<<                                                               2,666,202
      189,161 DOUGLAS EMMETT INCORPORATED<<                                                                      3,049,275
      120,755 DUKE REALTY CORPORATION                                                                            1,353,664
       34,377 EASTGROUP PROPERTIES INCORPORATED                                                                  1,211,789
       72,398 ENTERTAINMENT PROPERTIES TRUST<<                                                                   3,119,630
       40,093 EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                           2,074,011
       30,300 EQUITY RESIDENTIAL                                                                                 1,388,649
       17,266 ESSEX PROPERTY TRUST INCORPORATED<<                                                                1,826,225
        1,592 EUROCOMMERCIAL PROPERTIES NV                                                                          61,270
       32,295 FEDERAL REALTY INVESTMENT TRUST                                                                    2,560,671
        1,089 FONCIERE DES REGIONS                                                                                 101,571
      108,357 FRANKLIN STREET PROPERTIES CORPORATION<<                                                           1,271,028
           14 FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                          109,154
            7 FUKUOKA REIT CORPORATION                                                                              44,745
          973 GECINA SA                                                                                             97,015
           14 GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                        106,487
       28,124 GOODMAN PROPERTY TRUST                                                                                18,238
      207,193 GPT GROUP                                                                                            551,176
       14,876 GREAT PORTLAND ESTATES PLC                                                                            72,163
        3,671 H&R REAL ESTATE INVESTMENT TRUST                                                                      65,925
       36,904 HAMMERSON PLC                                                                                        203,526
            3 HANKYU REIT INCORPORATED                                                                              12,927
       56,358 HATTERAS FINANCIAL CORPORATION<<                                                                   1,633,255
      148,198 HCP INCORPORATED<<                                                                                 5,219,534
       62,040 HEALTH CARE REIT INCORPORATED                                                                      2,850,118
       97,020 HEALTHCARE REALTY TRUST INCORPORATED                                                               2,271,238
      111,500 HIGHWOODS PROPERTIES INCORPORATED<<                                                                3,487,720
       47,969 HOME PROPERTIES INCORPORATED<<                                                                     2,422,435
      192,157 HOSPITALITY PROPERTIES TRUST                                                                       3,756,669
      331,993 HOST HOTELS & RESORTS INCORPORATED<<                                                               4,359,068
          881 ICADE                                                                                                 83,533
      248,764 ING INDUSTRIAL FUND                                                                                  100,703
      217,512 ING OFFICE FUND                                                                                      116,112
       26,820 ING PROPERTY TRUST                                                                                    13,091
           13 JAPAN EXCELLENT INCORPORATED                                                                          62,207
           12 JAPAN LOGISTICS FUND INCORPORATED<<                                                                   90,846
          103 JAPAN PRIME REALTY INVESTMENT CORPORATION                                                            229,638
           52 JAPAN REAL ESTATE INVESTMENT CORPORATION                                                             461,755
          155 JAPAN RETAIL FUND INVESTMENT CORPORATION                                                             207,749
       13,000 K-REIT ASIA                                                                                           11,509
           20 KENEDIX REALTY INVESTMENT                                                                             69,992
       81,443 KILROY REALTY CORPORATION<<                                                                        2,533,692

                   148 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
REAL ESTATE INVESTMENT TRUSTS (continued)
      202,620 KIMCO REALTY CORPORATION                                                                      $    3,021,064
       86,871 KIWI INCOME PROPERTY TRUST                                                                            58,152
        4,808 KLEPIERRE                                                                                            146,809
       42,404 LAND SECURITIES GROUP PLC                                                                            397,676
      108,716 LASALLE HOTEL PROPERTIES                                                                           2,290,646
      163,843 LEXINGTON CORPORATE PROPERTIES TRUST<<                                                             1,092,833
       26,296 LIBERTY INTERNATIONAL PLC                                                                            133,650
       57,116 LIBERTY PROPERTY TRUST                                                                             1,734,613
       65,432 MACERICH COMPANY<<                                                                                 2,710,193
       38,743 MACK-CALI REALTY CORPORATION                                                                       1,195,222
      391,207 MACQUAIRE OFFICE TRUST                                                                                85,274
      151,575 MACQUARIE COUNTRYWIDE TRUST                                                                           80,240
      567,699 MACQUARIE GOODMAN GROUP                                                                              320,727
       46,000 MACQUARIE MEAG PRIME REIT                                                                             19,513
       71,000 MAPLETREE LOGISTICS TRUST                                                                             43,999
        3,326 MERCIALYS SA                                                                                         108,681
      436,661 MFA MORTGAGE INVESTMENTS INCORPORATED                                                              3,218,192
            5 MID REAL ESTATE INVESTMENT TRUST INCORPORATED                                                         10,778
       39,746 MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                   2,244,457
      352,422 MIRVAC GROUP                                                                                         420,157
            5 MORI HILLS REIT INVESTMENT CORPORATION                                                                10,118
           18 MORI TRUST SOGO REIT INCORPORATED                                                                    148,911
      129,753 NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                          3,160,783
       60,419 NATIONWIDE HEALTH PROPERTIES INCORPORATED                                                          2,324,319
           11 NIPPON ACCOMMODATIONS FUND INCORPORATED                                                               63,897
           61 NIPPON BUILDING FUND INCORPORATED                                                                    516,986
           38 NIPPON COMMERCIAL INVESTMENT CORPORATION                                                              39,172
           26 NOMURA REAL ESTATE OFFICE FUND                                                                       129,056
      144,817 OMEGA HEALTHCARE INVESTORS INCORPORATED                                                            3,106,325
           23 ORIX JREIT INCORPORATED                                                                              108,553
       33,000 PARKWAY LIFE REAL ESTATE INVESTMENT TRUST                                                             38,466
       82,100 PLUM CREEK TIMBER COMPANY<<                                                                        2,829,987
       75,465 POST PROPERTIES INCORPORATED<<                                                                     1,916,811
       62,225 POTLATCH CORPORATION<<                                                                             2,084,538
           14 PREMIER INVESTMENT COMPANY                                                                            60,659
      238,657 PROLOGIS                                                                                           2,589,428
       20,582 PUBLIC STORAGE INCORPORATED CLASS D                                                                2,017,448
       60,713 REALTY INCORPORATEDOME CORPORATION<<                                                               1,978,637
      108,663 REDWOOD TRUST INCORPORATED                                                                         1,500,636
       41,549 REGENCY CENTERS CORPORATION<<                                                                      1,514,877
        5,439 RIOCAN REAL ESTATE INVESTMENT TRUST                                                                  106,500
       39,604 SEGRO PLC                                                                                            164,237
      197,739 SENIOR HOUSING PROPERTIES TRUST                                                                    4,646,867
       11,203 SHAFTESBURY PLC                                                                                       71,647
          241 SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE
              COMMERCE+                                                                                             26,540
       42,186 SIMON PROPERTY GROUP INCORPORATED                                                                  3,815,724
       39,320 SL GREEN REALTY CORPORATION<<                                                                      2,370,210
      240,791 STOCKLAND AUSTRALIA                                                                                  844,073
      147,763 SUNSTONE HOTEL INVESTORS INCORPORATED+<<                                                           1,266,329
      170,000 SUNTEC REIT                                                                                          178,089
       53,173 TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                       2,457,656
       72,059 TAUBMAN CENTERS INCORPORATED<<                                                                     2,989,728
      249,149 THE LINK REIT                                                                                        727,068
           17 TOKYU REIT INCORPORATED                                                                               92,477
           21 TOP REIT INCORPORATED                                                                                112,612
        5,314 UNIBAIL - RODAMCO SA                                                                               1,002,044

                   Wells Fargo Advantage Master Portfolios 149


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
REAL ESTATE INVESTMENT TRUSTS (continued)
           19 UNITED URBAN INVESTMENT CORPORATION                                                           $      123,033
          983 VASTNED RETAIL NV                                                                                     53,167
       78,934 VENTAS INCORPORATED                                                                                3,986,956
       94,610 WASHINGTON REAL ESTATE INVESTMENT TRUST<<                                                          2,898,850
       58,514 WEINGARTEN REALTY INVESTORS<<                                                                      1,180,813
        1,030 WERELDHAVE NV                                                                                         84,921
      233,084 WESTFIELD GROUP                                                                                    2,594,260
                                                                                                               177,018,044
                                                                                                            --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT: 0.87%
        7,900 AEON MALL COMPANY LIMITED                                                                            181,114
          534 AFRICA ISRAEL INVESTMENTS LIMITED                                                                      2,800
      148,000 AGILE PROPERTY HOLDINGS LIMITED                                                                      172,948
       65,000 ALLGREEN PROPERTIES LIMITED+                                                                          48,912
       17,000 ASCENDAS INDIA TRUST                                                                                  12,040
       10,857 ATRIUM EUROPEAN REAL ESTATE LIMITED                                                                   57,084
        1,011 ATRIUM LJUNGBERG AB                                                                                    8,856
       22,783 AUSTRALAND PROPERTY GROUP                                                                             56,148
      611,000 AYALA LAND INCORPORATED                                                                              220,908
        6,222 BENI STABILI SPA                                                                                       4,810
       29,850 BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                             768,119
      130,614 BROOKFIELD PROPERTIES CORPORATION<<                                                                1,888,637
       17,000 BUKIT SEMBAWANG ESTATES LIMITED                                                                       58,820
      150,000 C C LAND HOLDINGS LIMITED                                                                             60,164
        3,951 CA IMMOBILIEN ANLAGEN AG+                                                                             46,564
       26,296 CAPITAL + COUNTIES PROPERTIE                                                                          47,548
      270,500 CAPITALAND LIMITED                                                                                   780,269
      136,000 CAPITAMALLS ASIA LIMITED                                                                             210,697
        7,600 CASTELLUM AB                                                                                          77,835
      260,000 CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                       120,122
       53,000 CENT PATTANA PUBLIC COMPANY+                                                                          50,807
      158,000 CHEUNG KONG HOLDINGS LIMITED                                                                       1,988,520
      474,480 CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                           1,012,549
      196,000 CHINA RESOURCES LAND LIMITED                                                                         374,929
           80 CHINA VANKE COMPANY LIMITED CLASS B                                                                       98
       43,696 CHINESE ESTATES HOLDINGS LIMITED                                                                      75,947
       52,000 CITY DEVELOPMENTS LIMITED                                                                            419,683
        8,904 CITYCON OYJ                                                                                           30,127
        3,761 CONWERT IMMOBILIEN INVEST SE+                                                                         43,529
      528,973 COUNTRY GARDEN HOLDINGS COMPANY LIMITED                                                              158,445
        5,400 DAIBIRU CORPORATION                                                                                   39,852
       29,000 DAIKYO INCORPORATED                                                                                   40,733
       10,200 DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                             585,216
       62,000 DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                 581,550
        1,898 DEUTSCHE EUROSHOP AG                                                                                  56,174
       97,256 DLF LIMITED                                                                                          624,287
       26,597 ECHO INVESTMENT+                                                                                      38,633
          816 ELBIT IMAGING LIMITED+                                                                                10,045
        7,000 FABEGE AB                                                                                             49,009
      123,357 FAR EAST CONSORTIUM                                                                                   36,157
       49,000 FARGLORY LAND DEVELOPMENT COMPANY LIMITED                                                            105,850
        1,089 FIRST CAPITAL REALTY INCORPORATED                                                                     15,033
          638 FIRSTSERVICE CORPORATION+                                                                             13,306
       88,703 FKP PROPERTY GROUP                                                                                    60,373

                   150 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
      188,153 FOREST CITY ENTERPRISES INCORPORATED+                                                         $    2,120,484
      350,000 FRANSHION PROPERTIES CHINA LIMITED                                                                   100,787
          956 GAGFAH SA                                                                                              6,843
        4,376 GAZIT GLOBE LIMITED                                                                                   42,865
       14,498 GLOBE TRADE CENTRE SA+                                                                               104,331
        1,440 GOLDCREST COMPANY LIMITED                                                                             30,014
      273,900 GOLDEN LAND PROPERTY PCL+                                                                             36,234
        7,618 GRAINGER PLC                                                                                          12,782
       30,032 GREAT EAGLE HOLDINGS LIMITED                                                                          81,655
       56,000 GREENTOWN CHINA HOLDINGS LIMITED                                                                      60,040
       14,666 GUOCOLAND LIMITED                                                                                     23,154
       95,000 HANG LUNG GROUP LIMITED                                                                              567,893
      196,000 HANG LUNG PROPERTIES LIMITED                                                                         875,591
        6,500 HEIWA REAL ESTATE COMPANY LIMITED                                                                     15,552
          945 HELIOPOLIS HOUSING+                                                                                    4,803
      106,318 HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                           650,585
      111,000 HIGHWEALTH CONSTRUCTION CORPORATION                                                                  176,025
       33,600 HKR INTERNATIONAL LIMITED                                                                             13,174
      122,000 HONGKONG LAND HOLDINGS LIMITED                                                                       655,140
       65,000 HOPEWELL HOLDINGS                                                                                    204,307
       56,000 HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                   65,368
       33,352 HOUSING DEVELOPMENT & INFRASTRUCTURE LIMITED+                                                        178,849
       59,338 HUAKU DEVELOPMENT COMPANY LIMITED                                                                    154,486
       20,000 HUANG HSIANG CONSTRUCTION COMPANY                                                                     39,083
        5,000 HUFVUDSTADEN AB                                                                                       43,496
       17,300 HULIC COMPANY LIMITED                                                                                119,026
       62,183 HYSAN DEVELOPMENT COMPANY LIMITED                                                                    197,051
       88,400 IGB CORPORATION BHD+                                                                                  52,114
       40,400 IJM LAND BHD+                                                                                         29,095
       15,082 IMMOEAST ANSPR NACHB(a)                                                                                    0
       19,870 IMMOFINANZ ANSPR NACHB(a)                                                                                  0
       52,222 IMMOFINANZ IMMOBILIEN ANLAGEN AG                                                                     170,740
       43,692 INDIABULLS REAL ESTATE LIMITED+                                                                      155,439
        2,767 IVG IMMOBILIEN AG                                                                                     18,129
       23,274 JONES LANG LASALLE INCORPORATED<<                                                                  1,757,420
      148,982 K WAH INTERNATIONAL HOLDINGS LIMITED                                                                  49,413
          127 KENEDIX INCORPORATED                                                                                  20,711
       66,729 KEPPEL LAND LIMITED                                                                                  191,006
       61,553 KERRY PROPERTIES LIMITED                                                                             310,188
       29,000 KLCC PROPERTY HOLDINGS BHD                                                                            30,496
       12,000 KOWLOON DEVELOPMENT COMPANY LIMITED                                                                   12,465
        3,102 KUNGSLEDEN                                                                                            20,270
      103,000 KWG PROPERTY HOLDING LIMITED                                                                          71,900
      380,700 LAND AND HOUSES PCL                                                                                   75,422
       53,319 LEND LEASE CORPORATION LIMITED                                                                       329,219
       12,200 LEOPALACE21 CORPORATION<<                                                                             26,285
    1,548,000 LIPPO KARAWACI TBK PT+                                                                                85,667
        2,676 MEDINET NASR HOUSING+                                                                                 13,423
          700 MI DEVELOPMENTS INCORPORATED                                                                           7,858
       56,000 MIDLAND HOLDINGS LIMITED                                                                              44,634
      148,189 MITSUBISHI ESTATE COMPANY LIMITED                                                                  2,227,862
       94,000 MITSUI FUDOSAN COMPANY LIMITED                                                                     1,525,080
      168,000 NEW WORLD CHINA LAND LIMITED                                                                          55,289
      269,189 NEW WORLD DEVELOPMENT LIMITED                                                                        431,879
        7,900 NOMURA REAL ESTATE HOLDING INCORPORATED                                                              104,569
          106 NTT URBAN DEVELOPMENT CORPORATION                                                                     82,645

                   Wells Fargo Advantage Master Portfolios 151


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
       46,809 PALM HILLS DEVELOPMENTS SAE+                                                                  $       42,497
       19,918 PEET LIMITED                                                                                          34,290
      169,000 POLY HONG KONG INVESTMENTS                                                                           180,325
        1,875 PSP SWISS PROPERTY AG                                                                                126,878
      372,100 ROBINSONS LAND COMPANY+                                                                              115,666
       57,000 RUENTEX DEVELOPMENT COMPANY LIMITED                                                                   91,815
        2,690 SAVILLS PLC                                                                                           12,814
      168,500 SHIMAO PROPERTY HOLDING LIMITED                                                                      273,369
        1,300 SHOEI                                                                                                  9,207
      174,778 SHUI ON LAND LIMITED                                                                                  76,843
       14,000 SINGAPORE LAND LIMITED                                                                                70,026
      185,383 SINO LAND COMPANY                                                                                    323,638
      364,099 SINO-OCEAN LAND HOLDINGS LIMITED                                                                     255,097
      454,563 SM PRIME HOLDINGS INCORPORATED                                                                       109,432
      181,000 SOHO CHINA LIMITED                                                                                   115,877
       58,850 SP SETIA BHD                                                                                          81,201
          360 SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                            15,191
       51,000 SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                        973,134
      148,895 SUN HUNG KAI PROPERTIES LIMITED                                                                    2,086,396
        3,148 SUN HUNG KAI PROPERTIES LIMITED ADR<<                                                                 44,135
          600 SURUGA CORPORATION(a)+                                                                                     0
       65,500 SWIRE PACIFIC LIMITED A SHARES                                                                       789,410
      100,000 SWIRE PACIFIC LIMITED B SHARES                                                                       227,286
        2,858 SWISS PRIME SITE AG                                                                                  186,217
       34,080 TA GLOBAL BHD                                                                                          4,018
      105,976 TALAAT MOUSTAFA GROUP+                                                                               134,662
        1,600 THE SANKEI BUILDING COMPANY LIMITED                                                                    8,761
       48,626 THE ST. JOE COMPANY+<<                                                                             1,170,914
       81,399 TIAN AN CHINA INVESTMENT                                                                              54,833
        4,500 TOC COMPANY LIMITED                                                                                   18,266
       37,000 TOKYO TATEMONO COMPANY LIMITED                                                                       129,485
       45,000 TOKYU LAND CORPORATION                                                                               177,836
          600 TOKYU LIVABLE INCORPORATED                                                                             6,699
       64,875 UEM LAND HOLDINGS BHD+                                                                                34,524
      203,870 UNITECH LIMITED                                                                                      336,099
      216,000 UNITED ENERGY GROUP LIMITED+                                                                          18,049
       40,000 UNITED INDUSTRIAL CORPORATION LIMITED SGD+                                                            64,035
       57,000 UNITED OVERSEAS LAND LIMITED                                                                         167,783
      146,500 WHARF HOLDINGS LIMITED                                                                               788,176
      105,000 WHEELOCK & COMPANY                                                                                   303,037
       10,000 WHEELOCK PROPERTIES (SINGAPORE) LIMITED+                                                              13,205
       51,000 WING TAI HOLDINGS LIMITED                                                                             60,952
       61,000 YANLORD LAND GROUP LIMITED                                                                            79,203
                                                                                                                35,525,364
                                                                                                            --------------
THRIFTS & MORTGAGE FINANCE: 0.63%
      137,422 ASTORIA FINANCIAL CORPORATION<<                                                                    1,657,309
       10,357 CAPITOL FEDERAL FINANCIAL<<                                                                          265,761
      324,635 FIRST NIAGARA FINANCIAL GROUP INCORPORATED<<                                                       3,665,129
        2,068 GENWORTH MI CANADA INCORPORATED                                                                       51,198
        1,479 HOME CAPITAL GROUP INCORPORATED                                                                       59,917
      185,680 HOUSING DEVELOPMENT FINANCE CORPORATION                                                            2,474,944
      246,034 HUDSON CITY BANCORP INCORPORATED<<                                                                 2,835,542
       11,318 LIC HOUSING FINANCE LIMITED                                                                          289,350
      312,139 MGIC INVESTMENT CORPORATION+<<                                                                     2,253,644

                   152 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
THRIFTS & MORTGAGE FINANCE (continued)
      219,611 NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                     $    3,489,619
      154,920 NEWALLIANCE BANCSHARES INCORPORATED                                                                1,896,221
       16,492 PARAGON GROUP OF COMPANIES PLC                                                                        34,297
      188,699 PEOPLE'S UNITED FINANCIAL INCORPORATED                                                             2,400,251
       85,191 PROVIDENT FINANCIAL SERVICES INCORPORATED<<                                                          977,141
       44,038 TFS FINANCIAL CORPORATION                                                                            404,709
      115,666 TRUSTCO BANK CORPORATION NEW YORK SHARES                                                             615,343
      171,815 WASHINGTON FEDERAL INCORPORATED                                                                    2,451,800
                                                                                                                25,822,175
                                                                                                            --------------
HEALTH CARE: 9.03%
BIOTECHNOLOGY: 1.48%
       48,127 ACORDA THERAPEUTICS INCORPORATED+<<                                                                1,449,585
        6,746 ACTELION LIMITED+                                                                                    289,176
       47,494 ALEXION PHARMACEUTICALS INCORPORATED+                                                              2,681,986
      124,816 ALKERMES INCORPORATED+                                                                             1,655,060
      139,600 AMGEN INCORPORATED+                                                                                7,125,184
       68,996 AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                             1,417,178
          184 BASILEA PHARMACEUTICA+                                                                                10,584
          929 BB BIOTECH AG                                                                                         50,282
        8,634 BIOCON LIMITED                                                                                        62,387
       35,807 BIOGEN IDEC INCORPORATED+<<                                                                        1,926,417
      134,162 BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                            2,722,147
       16,423 BIOTA HOLDINGS LIMITED                                                                                13,589
      123,362 CELERA CORPORATION+<<                                                                                814,189
       67,178 CELGENE CORPORATION+<<                                                                             3,461,011
       39,576 CEPHALON INCORPORATED+<<                                                                           2,240,397
       75,813 CEPHEID INCORPORATED+<<                                                                            1,115,209
      702,000 CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                 40,159
        3,169 CRUCELL NV+                                                                                           59,556
       58,796 CSL LIMITED                                                                                        1,724,165
       75,035 CUBIST PHARMACEUTICALS INCORPORATED+<<                                                             1,653,021
       71,173 DENDREON CORPORATION+<<                                                                            2,550,840
        1,600 GENMAB A/S+                                                                                           15,157
       38,753 GENZYME CORPORATION+                                                                               2,716,973
      129,902 GILEAD SCIENCES INCORPORATED+                                                                      4,138,678
        6,518 GRIFOLS SA                                                                                            75,901
       99,326 HUMAN GENOME SCIENCES INCORPORATED+<<                                                              2,889,393
      149,113 INCYTE CORPORATION+<<                                                                              1,866,895
        1,885 INTERCELL AG+                                                                                         34,637
      118,484 ISIS PHARMACEUTICALS INCORPORATED+<<                                                                 928,915
       49,669 MYRIAD GENETICS INCORPORATED+                                                                        777,817
        1,380 NICOX SA+                                                                                              4,218
       82,027 ONYX PHARMACEUTICALS INCORPORATED+<<                                                               1,976,030
      179,515 PDL BIOPHARMA INCORPORATED                                                                         1,016,055
       84,984 REGENERON PHARMACEUTICAL INCORPORATED+                                                             1,867,948
       85,020 SAVIENT PHARMACEUTICALS INCORPORATED+<<                                                            1,225,988
      204,000 SINO BIOPHARMACEUTICAL                                                                                69,235
            2 TAKARA BIO INCORPORATED+                                                                               4,523
       81,364 THERAVANCE INCORPORATED+<<                                                                           983,691
       64,954 UNITED THERAPEUTICS CORPORATION+<<                                                                 3,002,174
      107,101 VERTEX PHARMACEUTICALS INCORPORATED+<<                                                             3,570,747
        7,262 ZELTIA SA                                                                                             29,311
                                                                                                                60,256,408
                                                                                                            --------------

                   Wells Fargo Advantage Master Portfolios 153


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
HEALTH CARE EQUIPMENT & SUPPLIES: 1.75%
       11,160 ALCON INCORPORATED                                                                            $    1,810,152
       44,117 ALERE INCORPORATED+<<                                                                              1,233,952
       12,859 ANSELL LIMITED                                                                                       154,220
       88,300 BAXTER INTERNATIONAL INCORPORATED                                                                  3,758,048
       36,757 BECKMAN COULTER INCORPORATED<<                                                                     1,677,589
       31,982 BECTON DICKINSON & COMPANY                                                                         2,180,853
          674 BIOMERIEUX SA                                                                                         68,715
       26,000 BIOSENSORS INTERNATIONAL GROUP LIMITED+                                                               15,249
      167,000 BOSTON SCIENTIFIC CORPORATION+                                                                       866,730
        6,615 COCHLEAR LIMITED                                                                                     407,267
        1,105 COLOPLAST AS CLASS B                                                                                 117,562
       51,194 CR BARD INCORPORATED                                                                               3,933,235
       77,502 DENTSPLY INTERNATIONAL INCORPORATED                                                                2,156,106
       59,621 EDWARDS LIFESCIENCES CORPORATION+                                                                  3,432,381
        4,123 ELEKTA AB CLASS B                                                                                    118,979
       12,559 ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                      762,268
       49,846 FISHER & PAYKEL HEALTHCARE CORPORATION                                                               101,145
        1,040 FRESENIUS SE                                                                                          73,791
        1,200 FUKUDA DENSHI COMPANY LIMITED                                                                         29,782
       65,492 GEN-PROBE INCORPORATED+<<                                                                          2,949,105
       10,844 GETINGE AB                                                                                           217,715
       10,963 GN STORE NORD+                                                                                        70,542
       40,000 GOLDEN MEDITECH COMPANY LIMITED                                                                        6,839
       33,167 HAEMONETICS CORPORATION+                                                                           1,727,337
       97,457 HILL-ROM HOLDINGS INCORPORATED<<                                                                   3,128,370
        1,100 HOGY MEDICAL COMPANY LIMITED                                                                          54,928
       87,468 HOSPIRA INCORPORATED+                                                                              4,492,356
       32,837 IDEXX LABORATORIES INCORPORATED+<<                                                                 1,814,901
       92,307 IMMUCOR INCORPORATED+                                                                              1,624,603
        5,508 INTUITIVE SURGICAL INCORPORATED+<<                                                                 1,459,785
       46,440 INVACARE CORPORATION<<                                                                             1,063,476
        3,000 JEOL LIMITED                                                                                           8,999
       31,617 KINETIC CONCEPTS INCORPORATED+<<                                                                   1,009,215
       70,716 MASIMO CORPORATION<<                                                                               1,609,496
      122,923 MEDTRONIC INCORPORATED                                                                             3,869,616
          700 NAGAILEBEN COMPANY LIMITED                                                                            16,748
          400 NAKANISHI INCORPORATED                                                                                41,519
        4,400 NIHON KOHDEN CORPORATION                                                                              89,247
        9,000 NIKKISO COMPANY LIMITED                                                                               58,814
        4,600 NIPRO CORPORATION                                                                                     90,620
        6,559 NOBEL BIOCARE HOLDING AG                                                                             103,109
       51,609 NUVASIVE INCORPORATED+<<                                                                           1,514,724
       22,800 OLYMPUS CORPORATION                                                                                  544,421
        3,365 OLYMPUS CORPORATION ADR                                                                               79,683
          289 OMEGA PHARMA SA+                                                                                      10,494
          800 PARAMOUNT BED COMPANY LIMITED                                                                         19,026
        2,781 PHONAK HOLDING AG                                                                                    355,826
       80,256 RESMED INCORPORATED+                                                                               2,418,916
       51,398 SMITH & NEPHEW PLC                                                                                   427,240
       11,861 SSL INTERNATIONAL PLC                                                                                211,193
       47,506 ST. JUDE MEDICAL INCORPORATED+                                                                     1,642,282
       71,272 STERIS CORPORATION                                                                                 2,050,495
          396 STRAUMANN HOLDING AG                                                                                  83,471
       44,408 STRYKER CORPORATION<<                                                                              1,917,982
        3,671 SYNTHES INCORPORATED+                                                                                404,976

                   154 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
HEALTH CARE EQUIPMENT & SUPPLIES (continued)
       52,371 TELEFLEX INCORPORATED<<                                                                       $    2,516,950
       19,700 TERUMO CORPORATION                                                                                   975,503
       75,681 THORATEC CORPORATION+<<                                                                            2,436,928
        4,400 TOA MEDICAL ELECTRONICS COMPANY                                                                      278,110
       39,000 TOP GLOVE CORPORATION BHD                                                                             75,436
       65,976 VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                             3,512,562
       42,392 WEST PHARMACEUTICAL SERVICES INCORPORATED                                                          1,425,219
        1,196 WILLIAM DEMANT HOLDING+                                                                               81,151
                                                                                                                71,387,952
                                                                                                            --------------
HEALTH CARE PROVIDERS & SERVICES: 1.80%
        2,189 ACIBADEM SAGLIK HIZMETLERI VE TICARET AS+                                                             18,635
       47,800 AETNA INCORPORATED                                                                                 1,277,216
        4,900 ALFRESA HOLDINGS CORPORATION                                                                         218,432
       35,684 AMEDISYS INCORPORATED+<<                                                                             825,014
          600 AS ONE CORPORATION                                                                                    11,270
      491,925 BANGKOK CHAIN HOSPITAL PCL+                                                                           77,337
      109,900 BANGKOK DUSIT MEDICAL SERVICES PCL THB                                                               115,888
       28,900 BUMRUNGRAD HOSPITAL PCL                                                                               29,551
       39,600 CARDINAL HEALTH INCORPORATED                                                                       1,186,416
       51,289 CATALYST HEALTH SOLUTIONS INCORPORATED+                                                            2,056,176
        3,478 CELESIO AG                                                                                            70,520
       80,213 CENTENE CORPORATION+                                                                               1,621,907
       30,145 CHEMED CORPORATION                                                                                 1,504,236
      138,680 CIGNA CORPORATION                                                                                  4,468,270
          896 CML HEALTHCARE INCOME FUND                                                                             9,411
       74,702 COVENTRY HEALTH CARE INCORPORATED+                                                                 1,445,484
       54,184 DAVITA INCORPORATED+                                                                               3,501,370
       39,776 EMERGENCY MEDICAL SERVICES CORPORATION+                                                            1,911,237
       74,320 EXPRESS SCRIPTS INCORPORATED+                                                                      3,166,032
       10,939 FRESENIUS MEDICAL CARE AG & COMPANY                                                                  619,374
          226 GALENICA AG                                                                                           96,555
      380,553 HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                2,378,456
       48,800 HEALTH NET INCORPORATED+                                                                           1,165,344
       27,302 HEALTHSCOPE LIMITED                                                                                  149,387
      123,177 HEALTHSOUTH REHABILITATION CORPORATION+<<                                                          2,002,858
       50,538 HEALTHWAYS INCORPORATED+                                                                             631,725
       48,445 HENRY SCHEIN INCORPORATED+<<                                                                       2,557,896
       37,853 HMS HOLDINGS CORPORATION+<<                                                                        1,975,170
       85,826 HUMANA INCORPORATED+                                                                               4,101,625
       55,371 LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                        4,021,042
       85,325 LIFEPOINT HOSPITALS INCORPORATED+<<                                                                2,595,587
       39,200 MCKESSON CORPORATION                                                                               2,275,560
       65,962 MEDCO HEALTH SOLUTIONS INCORPORATED+                                                               2,868,028
       44,330 MEDI-CLINIC CORPORATION+                                                                             151,053
       20,600 MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                              256,489
       62,088 MEDNAX INCORPORATED+                                                                               2,877,158
        5,800 MIRACA HOLDINGS INCORPORATED                                                                         194,277
      175,722 NETWORK HEALTHCARE HOLDINGS LIMITED                                                                  315,227
        4,000 NICHII GAKKAN COMPANY                                                                                 34,282
       58,805 OMNICARE INCORPORATED                                                                              1,129,056
        2,925 OPG GROEP NV                                                                                          47,946
          742 ORPEA                                                                                                 28,012
       82,477 OWENS & MINOR INCORPORATED                                                                         2,198,837
       34,521 PHARMERICA CORPORATION+                                                                              267,883

                   Wells Fargo Advantage Master Portfolios 155


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
HEALTH CARE PROVIDERS & SERVICES (continued)
       32,930 PRIMARY HEALTH CARE LIMITED                                                                   $       94,632
       75,136 PSS WORLD MEDICAL INCORPORATED+<<                                                                  1,379,497
       70,029 PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                2,335,467
       21,221 QUEST DIAGNOSTICS INCORPORATED                                                                       923,114
       12,422 RAMSAY HEALTH CARE LIMITED                                                                           161,578
        6,385 RHOEN KLINIKUM AG                                                                                    140,062
       26,980 RYMAN HEALTHCARE LIMITED                                                                              38,567
       92,241 SIGMA PHARMACEUTICALS LIMITED                                                                         38,571
       38,269 SONIC HEALTHCARE LIMITED                                                                             376,230
        2,071 SOUTHERN CROSS HEALTHCARE LIMITED                                                                        969
        9,100 SUZUKEN COMPANY LIMITED                                                                              315,754
      747,434 TENET HEALTHCARE CORPORATION+<<                                                                    2,929,941
        6,200 TOHO PHARMACEUTICAL                                                                                   89,373
        3,346 UNITED DRUG PLC                                                                                        9,634
      126,800 UNITEDHEALTH GROUP INCORPORATED                                                                    4,022,096
      111,728 VCA ANTECH INCORPORATED+<<                                                                         2,208,863
                                                                                                                73,517,577
                                                                                                             -------------
HEALTH CARE TECHNOLOGY: 0.12%
        6,825 AGFA-GEVAERT NV<<                                                                                     46,705
       28,864 ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED+                                                        482,317
       39,780 ATHENAHEALTH INCORPORATED+<<                                                                       1,071,673
       36,770 CERNER CORPORATION+<<                                                                              2,678,695
       77,813 IBA HEALTH GROUP LIMITED                                                                               9,692
           12 M3 INCORPORATED                                                                                       54,422
        9,332 QUALITY SYSTEMS INCORPORATED<<                                                                       523,059
        1,444 SXC HEALTH SOLUTIONS CORPORATION+                                                                    113,018
                                                                                                                 4,979,581
                                                                                                             -------------
LIFE SCIENCES TOOLS & SERVICES: 0.59%
       24,239 BIO-RAD LABORATORIES INCORPORATED+                                                                 2,000,445
        5,880 BTG PLC+                                                                                              18,126
        7,023 CELLESTIS LIMITED                                                                                     14,746
       34,303 COVANCE INCORPORATED+<<                                                                            1,301,113
       23,409 DIONEX CORPORATION+<<                                                                              1,697,153
        7,716 DIVI'S LABORATORIES LIMITED                                                                          122,031
        4,299 FURIEX PHARMACEUTICALS+                                                                               42,819
        1,265 GERRESHEIMER AG+                                                                                      43,844
       64,394 ILLUMINA INCORPORATED+<<                                                                           2,761,859
       96,814 LIFE TECHNOLOGIES CORPORATION+                                                                     4,140,735
        3,369 LONZA GROUP AG                                                                                       279,575
        2,000 MDS INCORPORATED+                                                                                     19,056
       17,773 METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                         1,965,516
       53,664 PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                    1,232,662
       14,303 QIAGEN NV+                                                                                           256,929
          201 TECAN GROUP AG                                                                                        12,275
       49,492 TECHNE CORPORATION<<                                                                               2,857,173
       60,000 THERMO FISHER SCIENTIFIC INCORPORATED+                                                             2,527,200
       49,265 WATERS CORPORATION+                                                                                2,981,518
                                                                                                                24,274,775
                                                                                                             -------------
PHARMACEUTICALS: 3.29%
      170,494 ABBOTT LABORATORIES                                                                                8,412,174
        6,158 ALAPIS HOLDING INDUSTRIAL                                                                             15,998
       44,404 ALLERGAN INCORPORATED                                                                              2,727,294

                   156 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
PHARMACEUTICALS (continued)
       45,707 ASPEN PHARMACARE HOLDINGS LIMITED                                                             $      521,215
       47,700 ASTELLAS PHARMA INCORPORATED                                                                       1,648,293
       84,655 ASTRAZENECA PLC                                                                                    4,190,951
       62,249 AUXILIUM PHARMACEUTICALS INCORPORATED+<<                                                           1,612,872
       48,160 BAYER AG                                                                                           2,940,463
        6,800 BIOVAIL CORPORATION                                                                                  155,532
      190,377 BRISTOL-MYERS SQUIBB COMPANY                                                                       4,965,032
        9,434 CADILA HEALTHCARE LIMITED                                                                            121,254
        3,906 CARDIOME PHARMA CORPORATION+                                                                          23,736
       47,000 CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                          123,259
       25,300 CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                431,856
       76,430 CIPLA LIMITED INDIA                                                                                  492,717
       72,800 DAIICHI SANKYO COMPANY LIMITED                                                                     1,454,960
       12,300 DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                            102,049
       16,178 DR. REDDYS LABORATORIES LIMITED                                                                      469,262
       62,202 EIS ECZACIBASI ILAC VE SINAI                                                                          98,575
       29,000 EISAI COMPANY LIMITED                                                                              1,045,947
       34,164 ELAN CORPORATION PLC+                                                                                150,664
      108,800 ELI LILLY & COMPANY                                                                                3,651,328
       50,835 ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                        1,381,187
        9,649 FAES FARMA SA                                                                                         32,037
          439 FINANCIERE DE TUBIZE                                                                                  11,210
       31,642 FOREST LABORATORIES INCORPORATED+                                                                    863,510
        4,000 FUSO PHARMACEUTICAL INDUSTRIES LIMITED                                                                12,237
        5,866 GLAXOSMITHKLINE PHARMACEUTICALS LIMITED+                                                             232,034
      304,982 GLAXOSMITHKLINE PLC                                                                                5,711,054
       14,398 GLENMARK PHARMACEUTICALS LIMITED                                                                      87,416
        2,372 H LUNDBECK AS                                                                                         36,037
        6,650 HIKMA PHARMACEUTICALS PLC                                                                             78,021
        8,600 HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                        355,220
       92,000 HUA HAN BIO PHARMACEUTICAL                                                                            28,622
        1,094 IPSEN                                                                                                 37,363
      306,504 JOHNSON & JOHNSON                                                                                 17,476,858
       10,000 KAKEN PHARMACEUTICAL COMPANY LIMITED                                                                 108,320
      890,500 KALBE FARMA TBK PT                                                                                   229,155
      122,112 KING PHARMACEUTICALS INCORPORATED+                                                                 1,063,596
        5,000 KISSEI PHARMACEUTICAL COMPANY LIMITED                                                                 98,441
        6,000 KYORIN COMPANY LIMITED                                                                                86,133
       31,000 KYOWA HAKKO KOGYO COMPANY LIMITED                                                                    303,321
        1,037 LABORATORIOS ALMIRALL SA                                                                              10,500
       26,800 LUPIN LIMITED                                                                                        203,051
       10,885 MEDA AB CLASS A+                                                                                      84,750
       93,956 MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                         2,583,790
      345,197 MERCK & COMPANY INCORPORATED                                                                      12,137,127
        3,966 MERCK KGAA                                                                                           344,476
       11,000 MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                               109,987
        2,600 NICHI-IKO PHARMACEUTICAL COMPANY LIMITED                                                              94,239
       15,667 NICHOLAS PIRAMAL INDIA LIMITED                                                                       165,879
        6,000 NIPPON SHINYAKU COMPANY LIMITED                                                                       77,277
      142,547 NOVARTIS AG                                                                                        7,490,650
       24,590 NOVO NORDISK AS CLASS B                                                                            2,109,670
       12,200 ONO PHARMACEUTICAL COMPANY LIMITED                                                                   535,865
        2,073 ORION OYJ CLASS A                                                                                     37,619
        4,268 ORION OYJ CLASS B                                                                                     77,992
       44,066 PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                         1,162,020

                   Wells Fargo Advantage Master Portfolios 157


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
PHARMACEUTICALS (continued)
       43,737 PERRIGO COMPANY<<                                                                             $    2,492,572
      892,550 PFIZER INCORPORATED                                                                               14,218,322
       22,924 PHARMAXIS LIMITED+                                                                                    41,403
       18,964 RANBAXY LABORATORIES LIMITED+                                                                        197,804
        6,569 RECORDATI SPA                                                                                         51,654
        1,670 RICHTER GEDEON PLC                                                                                   345,757
       40,919 ROCHE HOLDING AG                                                                                   5,562,001
        1,278 ROCHE HOLDINGS AG - BEARER SHARES                                                                    182,526
       12,000 ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                 146,554
       75,131 SALIX PHARMACEUTICALS LIMITED+<<                                                                   2,844,460
       55,162 SANOFI-AVENTIS SA                                                                                  3,164,557
       17,805 SANOFI-AVENTIS SA ADR                                                                                509,401
       10,300 SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                369,039
        1,500 SAWAI PHARMACEUTICAL COMPANY LIMITED                                                                 153,732
        5,500 SEIKAGAKU CORPORATION                                                                                 58,725
       33,800 SHIONOGI & COMPANY LIMITED                                                                           589,820
       32,610 SHIRE LIMITED                                                                                        703,174
        2,792 STADA ARZNEIMITTEL AG                                                                                 85,252
       12,329 SUN PHARMACEUTICAL INDUSTRIES LIMITED                                                                461,918
       24,000 TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                478,514
       81,100 TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                              3,726,294
       24,000 TANABE SEIYAKU COMPANY LIMITED                                                                       375,955
       54,294 TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                             2,744,594
        1,100 TOWA PHARMACEUTICAL COMPANY LIMITED                                                                   65,730
        7,000 TSUMURA & COMPANY                                                                                    218,141
        5,128 UCB SA                                                                                               146,280
       34,975 VALEANT PHARMACEUTICALS INTERNATIONAL                                                              2,017,708
       52,749 WARNER CHILCOTT LIMITED                                                                            1,499,127
          930 YUHAN CORPORATION+                                                                                   138,077
        3,000 ZERIA PHARMACEUTICAL COMPANY LIMITED                                                                  35,674
                                                                                                               134,436,860
                                                                                                             -------------
INDUSTRIALS: 11.39%
AEROSPACE & DEFENSE: 0.97%
       49,628 AAR CORPORATION+                                                                                     762,286
       16,612 ALLIANT TECHSYSTEMS INCORPORATED+                                                                  1,094,731
      208,542 BAE SYSTEMS PLC                                                                                      942,541
        2,301 BHARAT ELECTRONICS LIMITED+                                                                           81,215
       86,159 BOMBARDIER INCORPORATED CLASS B                                                                      358,743
       12,300 BOMBARDIER INCORPORATED CLASS A                                                                       51,214
       11,900 CAE INCORPORATED                                                                                     112,154
       32,913 CERADYNE INCORPORATED+                                                                               718,820
        1,689 CHEMRING GROUP PLC                                                                                    67,401
       74,067 COBHAM PLC                                                                                           237,409
       60,489 CURTISS-WRIGHT CORPORATION                                                                         1,608,403
        1,785 ELBIT SYSTEMS LIMITED                                                                                 88,922
       39,195 ESTERLINE TECHNOLOGIES CORPORATION+                                                                1,802,970
       19,915 EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                          438,246
       24,043 FINMECCANICA SPA                                                                                     241,463
       35,657 GENERAL DYNAMICS CORPORATION                                                                       1,992,157
       66,116 GOODRICH CORPORATION                                                                               4,527,624
       77,330 HONEYWELL INTERNATIONAL INCORPORATED                                                               3,022,830
       31,410 MEGGITT PLC                                                                                          128,282
       54,116 MOOG INCORPORATED CLASS A+<<                                                                       1,688,419
        2,336 MTU AERO ENGINES HOLDINGS                                                                            129,942

                   158 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
AEROSPACE & DEFENSE (continued)
       31,251 NORTHROP GRUMMAN CORPORATION                                                                  $    1,691,304
       20,678 PRECISION CASTPARTS CORPORATION                                                                    2,340,336
       31,275 QINETIQ PLC                                                                                           51,754
       83,824 ROCKWELL COLLINS INCORPORATED                                                                      4,520,628
      107,905 ROLLS ROYCE GROUP PLC                                                                                916,807
        2,300 SAAB AB+                                                                                              28,456
       13,687 SAFRAN SA                                                                                            336,317
      147,000 SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                           347,031
       47,353 TELEDYNE TECHNOLOGIES INCORPORATED+                                                                1,713,232
        6,586 THALES SA                                                                                            210,572
       18,854 TRANSDIGN GROUP INCORPORATED                                                                       1,091,458
        3,231 ULTRA ELECTRONICS HOLDINGS                                                                            82,703
       95,824 UNITED TECHNOLOGIES CORPORATION                                                                    6,248,683
        2,058 ZODIAC SA                                                                                            123,698
                                                                                                                39,798,751
                                                                                                            --------------
AIR FREIGHT & LOGISTICS: 0.64%
           98 BOLLORE INVESTISSEMENT                                                                                16,573
       87,950 CH ROBINSON WORLDWIDE INCORPORATED<<                                                               5,715,871
       48,967 DEUTSCHE POST AG                                                                                     800,800
      112,956 EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                   4,471,928
       42,400 FEDEX CORPORATION                                                                                  3,309,320
        5,254 FREIGHTWAYS LIMITED                                                                                   10,515
          798 GLOVIS COMPANY LIMITED+                                                                              109,160
       11,000 GOODPACK LIMITED                                                                                      15,662
       48,903 HUB GROUP INCORPORATED CLASS A+                                                                    1,299,842
        1,700 KINTETSU WORLD EXPRESS INCORPORATED                                                                   40,390
        3,167 MAINFREIGHT LIMITED                                                                                   14,686
          782 OESTERREICHISCHE POST AG                                                                              20,216
          558 PANALPINA WELTTRANSPORT HOLDINGS AG                                                                   53,863
      138,000 SINGAPORE POST LIMITED                                                                               116,060
        2,000 THE SHIBUSAWA WAREHOUSE COMPANY LIMITED                                                                7,118
       20,917 TNT NV                                                                                               530,937
       75,669 TOLL HOLDINGS LIMITED                                                                                408,649
      104,200 UNITED PARCEL SERVICE INCORPORATED CLASS B                                                         6,647,960
      155,175 UTI WORLDWIDE INCORPORATED                                                                         2,174,002
       46,700 YAMATO HOLDINGS COMPANY LIMITED                                                                      549,216
                                                                                                                26,312,768
                                                                                                            --------------
AIRLINES: 0.52%
      264,000 AIR CHINA                                                                                            281,691
       16,025 AIR FRANCE-KLM                                                                                       210,591
      180,000 AIRASIA BHD+                                                                                          96,363
       46,360 ALASKA AIR GROUP INCORPORATED+                                                                     2,050,503
       32,900 ALITALIA SPA(a)+                                                                                           0
      102,000 ALL NIPPON AIRWAYS COMPANY LIMITED                                                                   369,099
       27,402 BRITISH AIRWAYS PLC                                                                                   88,673
       95,000 CATHAY PACIFIC AIRWAYS LIMITED                                                                       234,241
      541,604 CHINA AIRLINES                                                                                       322,927
      184,045 CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                       4,111,565
       15,953 DEUTSCHE LUFTHANSA AG                                                                                251,796
       10,419 EASYJET PLC+                                                                                          55,703
      322,878 EVA AIRWAYS CORPORATION+                                                                             229,302
       27,436 IBERIA LINEAS AEREAS DE ESPANA SA                                                                     88,485
           63 JAZZ AIR INCOME FUND                                                                                     255

                   Wells Fargo Advantage Master Portfolios 159


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
AIRLINES (continued)
      381,555 JETBLUE AIRWAYS CORPORATION+<<                                                                $    2,178,679
        5,649 KOREAN AIR LINES COMPANY LIMITED+                                                                    343,492
       16,135 LAN AIRLINES SA                                                                                      431,400
       46,134 MALAYSIAN AIRLINE SYSTEM BHD+                                                                         31,607
      138,003 QANTAS AIRWAYS LIMITED                                                                               308,181
       16,200 RYANAIR HOLDINGS PLC ADR+                                                                            459,270
       22,716 SAS AB+<<                                                                                             80,212
       44,200 SINGAPORE AIRLINES LIMITED                                                                           492,379
       71,000 SINGAPORE AIRLINES LIMITED NPV                                                                       789,878
       84,157 SKYWEST INCORPORATED                                                                               1,072,160
      373,900 SOUTHWEST AIRLINES COMPANY<<                                                                       4,131,595
       76,300 THAI AIRWAYS INTERNATIONAL PCL                                                                        91,428
       59,841 TURK HAVA YOLLARI ANONIM ORTAKLIGI+                                                                  188,099
       95,865 UAL CORPORATION+<<                                                                                 2,031,379
      177,317 VIRGIN BLUE HOLDINGS LIMITED                                                                          54,427
        1,900 WESTJET AIRLINES LIMITED+                                                                             20,277
                                                                                                                21,095,657
                                                                                                             -------------
BUILDING PRODUCTS: 0.34%
        8,600 AICA KOGYO COMPANY LIMITED                                                                            96,227
      130,000 ASAHI GLASS COMPANY LIMITED                                                                        1,268,897
       17,200 ASSA ABLOY AB CLASS B                                                                                343,695
        3,000 BUNKA SHUTTER COMPANY LIMITED                                                                          7,571
       21,000 CENTRAL GLASS COMPANY LIMITED                                                                         76,241
        5,625 CERSANIT-KRASNYSTAW SA+                                                                               26,274
       25,191 COMPAGNIE DE SAINT-GOBAIN                                                                            927,053
        7,606 CRANE GROUP LIMITED                                                                                   54,407
       29,700 DAIKIN INDUSTRIES LIMITED                                                                          1,011,801
      101,100 DYNASTY CERAMIC PCL                                                                                  142,144
        2,244 GEBERIT AG                                                                                           361,604
       28,791 GWA INTERNATIONAL LIMITED                                                                             76,078
       25,544 HASTIE GROUP LIMITED                                                                                  31,817
       20,176 HILLS INDUSTRIES LIMITED                                                                              39,671
       29,800 JS GROUP CORPORATION                                                                                 569,680
          154 KABA HOLDING                                                                                          43,003
          469 KCC CORPORATION                                                                                      116,575
        6,643 KINGSPAN GROUP PLC                                                                                    45,880
       68,982 LENNOX INTERNATIONAL INCORPORATED<<                                                                2,924,147
          903 LINDAB INTERNATIONAL AB                                                                                9,700
      181,278 MASCO CORPORATION                                                                                  1,901,606
        9,000 NICHIAS CORPORATION                                                                                   37,174
       66,000 NIPPON SHEET GLASS COMPANY LIMITED<<                                                                 144,554
        9,000 NITTO BOSEKI COMPANY LIMITED                                                                          17,462
        6,700 NORITZ CORPORATION                                                                                   128,322
       57,861 OWENS CORNING INCORPORATED+<<                                                                      1,573,819
       56,680 QUANEX BUILDING PRODUCTS CORPORATION                                                                 895,544
          100 ROCKWOOL INTERNATIONAL AS B SHARES+                                                                    8,562
          100 ROCKWOOL INTERNATIONAL AS A SHARES+                                                                    8,852
       12,000 SANKYO-TATEYAMA HOLDINGS INCORPORATED                                                                 12,998
       23,000 SANWA SHUTTER CORPORATION                                                                             67,623
        2,000 SEKISUI JUSHI CORPORATION                                                                             18,355
      157,079 TAIWAN GLASS INDUSTRIAL CORPORATION                                                                  152,009
        9,000 TAKARA STANDARD COMPANY LIMITED                                                                       60,314
       10,000 TAKASAGO THERMAL ENGINEERING COMPANY                                                                  75,705
       41,000 TOTO LIMITED                                                                                         260,124

                   160 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
BUILDING PRODUCTS (continued)
          677 ULTRATECH CEMENT LIMITED GDR(a)                                                               $       25,961
        2,800 UPONOR OYJ                                                                                            38,854
      331,800 VANACHAI GROUP PCL                                                                                    70,506
        5,585 WIENERBERGER AG                                                                                       72,333
                                                                                                                13,743,142
                                                                                                            --------------
COMMERCIAL SERVICES & SUPPLIES: 1.37%
       64,792 ABM INDUSTRIES INCORPORATED<<                                                                      1,270,571
        6,384 ADECCO SA                                                                                            297,679
          700 AEON DELIGHT COMPANY LIMITED                                                                          13,123
       14,347 AGGREKO PLC                                                                                          312,227
        1,700 ASAHI HOLDINGS INCORPORATED                                                                           30,252
       53,800 AVERY DENNISON CORPORATION                                                                         1,749,576
       16,555 BABCOCK INTERNATIONAL GROUP                                                                          128,345
       12,017 BFI CANADA LIMITED                                                                                   284,549
      130,770 BRAMBLES LIMITED                                                                                     681,788
        2,753 BUREAU VERITAS SA                                                                                    167,460
       11,765 CABCHARGE AUSTRALIA LIMITED                                                                           50,348
        6,366 CAMPBELL BROTHERS LIMITED                                                                            180,519
       34,198 CAPITA GROUP PLC                                                                                     368,708
       66,900 CINTAS CORPORATION                                                                                 1,705,281
       30,271 CLEAN HARBORS INCORPORATED+<<                                                                      1,829,882
       39,436 COPART INCORPORATED+                                                                               1,303,360
       69,000 DAI NIPPON PRINTING COMPANY LIMITED                                                                  802,440
        4,200 DAISEKI COMPANY LIMITED                                                                               76,341
        8,093 DAVIS SERVICE GROUP PLC                                                                               47,227
        4,668 DE LA RUE PLC                                                                                         50,114
       77,194 DELUXE CORPORATION                                                                                 1,291,456
       27,185 DOWNER EDI LIMITED                                                                                    96,262
       26,715 DUN & BRADSTREET CORPORATION                                                                       1,760,519
        6,000 DUSKIN COMPANY LIMITED                                                                               107,487
        7,625 EDENRED<<                                                                                            131,414
       59,612 EXPERIAN GROUP LIMITED                                                                               568,200
       60,705 FTI CONSULTING INCORPORATED+<<                                                                     1,989,910
       76,411 G4S PLC                                                                                              295,782
       60,193 HAYS PLC                                                                                              83,268
       57,936 HNI CORPORATION<<                                                                                  1,353,964
       13,090 HOMESERVE PLC                                                                                         91,364
       24,866 IHS INCORPORATED+                                                                                  1,536,470
        8,858 INTERTEK GROUP PLC                                                                                   228,773
        3,400 INTRUM JUSTITIA AB                                                                                    34,499
       97,925 IRON MOUNTAIN INCORPORATED                                                                         1,985,919
        1,000 ITOKI CORPORATION                                                                                      2,797
       10,900 KOKUYO COMPANY LIMITED                                                                                83,557
        6,000 KYODO PRINTING COMPANY LIMITED                                                                        14,141
        1,440 LOOMIS AB                                                                                             14,416
       43,400 MANPOWER INCORPORATED                                                                              1,844,500
        1,800 MATSUDA SANGYO COMPANY LIMITED                                                                        25,797
        3,000 MEITEC CORPORATION                                                                                    49,387
       15,109 MICHAEL PAGE INTERNATIONAL PLC                                                                        91,923
       20,394 MINERAL RESOURCES LIMITED                                                                            154,592
       16,517 MITIE GROUP                                                                                           49,447
        1,200 MITSUBISHI PENCIL COMPANY LIMITED                                                                     19,526
        1,850 MOSHI MOSHI HOTLINE INCORPORATED                                                                      37,656
       75,081 NAVIGANT CONSULTING INCORPORATED+                                                                    743,302
          500 NIPPON KANZAI COMPANY LIMITED                                                                          8,451

                   Wells Fargo Advantage Master Portfolios 161


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMERCIAL SERVICES & SUPPLIES (continued)
        3,900 NISSHA PRINTING COMPANY LIMITED<<                                                             $       86,022
        8,000 OKAMURA CORPORATION                                                                                   42,281
        1,000 OYO CORPORATION                                                                                        8,261
        8,600 PARK24 COMPANY LIMITED                                                                                92,848
            8 PILOT CORPORATION                                                                                     14,627
      104,700 PITNEY BOWES INCORPORATED<<                                                                        2,014,428
       14,400 PMP LIMITED                                                                                            8,071
          835 POYRY OYJ                                                                                             11,513
        9,887 PROGRAMMED MAINTENANCE SERVICES LIMITED                                                               17,681
        6,850 RANDSTAD HOLDINGS NV                                                                                 254,561
       29,594 REGUS PLC                                                                                             31,362
      129,934 RENTOKIL INITIAL PLC                                                                                 186,918
       46,300 REPUBLIC SERVICES INCORPORATED                                                                     1,362,609
       69,805 RESOURCES GLOBAL PROFESSIONALS                                                                       774,137
        4,529 RITCHIE BROS AUCTIONEERS INCORPORATED                                                                 83,118
       80,240 ROBERT HALF INTERNATIONAL INCORPORATED<<                                                           1,731,579
        3,331 RPS GROUP PLC                                                                                          8,690
      103,400 RR DONNELLEY & SONS COMPANY                                                                        1,565,993
        2,323 S1 CORPORATION INCORPORATED (KOREA)+                                                                 112,381
       17,979 SAI GLOBAL LIMITED                                                                                    67,503
        5,981 SALMAT LIMITED                                                                                        22,083
        1,100 SATO CORPORATION                                                                                      13,277
       23,300 SECOM COMPANY LIMITED                                                                              1,013,707
       14,400 SECURITAS AB                                                                                         132,573
        5,403 SECURITAS SYSTEMS AB CLASS B                                                                           6,908
       42,741 SEEK LIMITED                                                                                         276,074
       28,595 SERCO GROUP PLC                                                                                      255,235
          319 SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                      461,886
        6,285 SHANKS GROUP PLC                                                                                       9,470
        1,292 SOCIETE BIC SA                                                                                        94,701
        6,900 SOHGO SECURITY SERVICES COMPANY LIMITED                                                               67,349
       26,052 SPOTLESS GROUP LIMITED                                                                                46,589
        1,835 STANTEC INCORPORATED+                                                                                 44,260
       45,002 STERICYCLE INCORPORATED+<<                                                                         2,947,631
       24,000 TAIWAN SECOM COMPANY LIMITED                                                                          38,060
        2,343 TELEPERFORMANCE                                                                                       56,533
        1,300 TEMP HOLDINGS COMPANY LIMITED                                                                         11,343
       76,848 TETRA TECH INCORPORATED+                                                                           1,394,791
       61,069 THE BRINK'S COMPANY                                                                                1,152,372
        2,200 TOMRA SYSTEMS ASA                                                                                     12,313
        6,500 TOPPAN FORMS COMPANY LIMITED                                                                          61,433
      213,000 TOPPAN PRINTING COMPANY LIMITED                                                                    1,622,664
       55,955 TOWERS WATSON & COMPANY                                                                            2,512,380
        3,424 TRANSCONTINENTAL INCORPORATED                                                                         39,013
       28,837 TRANSFIELD SERVICES LIMITED                                                                           84,409
       60,087 TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                                 55,598
       66,322 TRUEBLUE INCORPORATED+                                                                               715,614
        2,000 UCHIDA YOKO COMPANY LIMITED                                                                            5,452
       30,884 UNITED STATIONERS INCORPORATED+                                                                    1,386,383
        2,832 USG PEOPLE NV                                                                                         35,996
       54,720 VERISK ANALYTICS INCORPORATED CLASS A+                                                             1,522,310
      101,947 WASTE CONNECTIONS INCORPORATED+<<                                                                  3,848,499
       50,053 WASTE MANAGEMENT INCORPORATED<<                                                                    1,656,254
        5,238 WS ATKINS PLC                                                                                         54,626
                                                                                                                56,176,938
                                                                                                            --------------

                   162 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CONSTRUCTION & ENGINEERING: 0.77%
        2,020 ABENGOA SA                                                                                    $       48,381
        8,185 ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                           339,438
       52,731 AECOM TECHNOLOGY CORPORATION+                                                                      1,186,448
        8,690 AECON GROUP INCORPORATED                                                                              95,102
        6,310 ARCADIS NV                                                                                           128,102
        9,255 AUSENCO LIMITED                                                                                       18,609
       29,832 AVENG LIMITED                                                                                        153,711
       32,204 BALFOUR BEATTY PLC                                                                                   118,387
        2,315 BILFINGER BERGER AG                                                                                  138,015
       45,853 BOART LONGYEAR GROUP                                                                                 118,714
       16,698 BOUYGUES SA                                                                                          677,878
          489 BUDIMEX SA                                                                                            14,082
        4,169 CARDNO LIMITED                                                                                        15,912
       18,787 CARILLION PLC                                                                                         87,533
      184,900 CH KARNCHANG PCL                                                                                      49,925
      579,779 CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                                    512,792
      227,000 CHINA RAILWAY CONSTRUCTION CORPORATION                                                               289,486
      552,000 CHINA RAILWAY GROUP LIMITED CLASS H                                                                  401,648
       16,000 CHIYODA CORPORATION                                                                                  110,653
        3,900 CHUDENKO CORPORATION                                                                                  42,106
        3,000 CHUGAI RO COMPANY LIMITED                                                                              9,535
       19,478 CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                              171,155
       12,300 COMSYS HOLDINGS CORPORATION                                                                          105,416
       47,000 CTCI CORPORATION                                                                                      51,645
        3,508 DAELIM INDUSTRIAL COMPANY LIMITED+                                                                   220,622
       10,694 DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                    88,128
        1,000 DAIMEI TELECOM ENGINEERING CORPORATION                                                                 6,737
       85,394 DIALOG GROUP BHD                                                                                      29,933
        6,756 DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                               387,699
        4,842 EIFFAGE SA+                                                                                          220,836
       86,269 EMCOR GROUP INCORPORATED+                                                                          1,961,757
        3,800 FLSMIDTH & COMPANY A/S                                                                               224,460
       26,460 FLUOR CORPORATION                                                                                  1,181,704
        2,658 FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA<<                                                            62,567
       61,824 FOSTER WHEELER AG+<<                                                                               1,318,706
      199,300 GAMUDA BHD                                                                                           219,740
       43,730 GRANITE CONSTRUCTION INCORPORATED<<                                                                  962,497
        5,835 GS ENGINEERING & CONSTRUCTION CORPORATION                                                            416,612
        6,620 HELLENIC TECHNODOMIKI TEV SA                                                                          24,077
       18,000 HENDERSON INVESTMENTS LIMITED                                                                          1,504
        2,000 HIBIYA ENGINEERING LIMITED                                                                            17,807
      197,170 HKC HOLDINGS LIMITED                                                                                  12,167
        2,412 HOCHTIEF AG                                                                                          159,586
       10,493 HOUSING & CONSTRUCTION HOLDINGS LIMITED                                                               21,104
        6,803 HYUNDAI DEVELOPMENT COMPANY                                                                          156,045
       13,369 HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                  713,668
       96,920 IJM CORPORATION BHD                                                                                  154,113
       13,306 IMPREGILO SPA+                                                                                        33,606
        3,635 IMTECH NV                                                                                            102,102
       50,795 INSITUFORM TECHNOLOGY INCORPORATED+                                                                1,034,186
        5,289 INTERSERVE PLC                                                                                        15,757
       22,390 IRB INFRASTRUCTURE DEVELOPERS LIMITED                                                                132,274
       82,400 ITALIAN-THAI DEVELOPMENT PCL+                                                                          9,005
       65,695 JACOBS ENGINEERING GROUP INCORPORATED+                                                             2,278,303
       29,000 JGC CORPORATION                                                                                      443,923

                   Wells Fargo Advantage Master Portfolios 163


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CONSTRUCTION & ENGINEERING (continued)
      130,000 KAJIMA CORPORATION                                                                            $      304,845
       15,000 KANDENKO COMPANY LIMITED                                                                              88,561
          589 KIER GROUP PLC+                                                                                        8,943
       16,000 KINDEN CORPORATION                                                                                   140,936
        3,660 KONIN KLIJKE BOSKAILS WOSTMINSTER NV                                                                 136,547
        5,624 KONINKLIJKE BAM GROEP NV                                                                              28,152
       10,000 KYOWA EXEO CORPORATION                                                                                87,371
        2,000 KYUDENKO CORPORATION                                                                                  10,237
      198,580 LANCO INFRATECH LIMITED+                                                                             279,042
       59,099 LARSEN & TOUBRO LIMITED                                                                            2,278,591
       19,347 LARSEN & TOUBRO LIMITED SP GDR                                                                       744,860
       15,597 LEIGHTON HOLDINGS LIMITED                                                                            426,013
       78,049 MACMAHON HOLDINGS LIMITED                                                                             41,317
       12,000 MAEDA CORPORATION                                                                                     28,997
        6,000 MAEDA ROAD CONSTRUCTION COMPANY LIMITED                                                               43,281
        8,385 MONADELPHOUS GROUP LIMITED                                                                           111,529
       37,410 MURRAY & ROBERTS HOLDINGS LIMITED                                                                    210,511
        2,400 NCC AB+                                                                                               39,515
        1,000 NEC NETWORKS & SYSTEM INTEGRATION CORPORATION                                                         12,463
        2,000 NIPPO CORPORATION                                                                                     13,117
        4,000 NIPPON DENSETSU KOGYO COMPANY LIMITED                                                                 36,710
        7,000 NIPPON KOEI COMPANY LIMITED                                                                           18,914
       12,000 NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                               13,998
       77,000 OBAYASHI CORPORATION                                                                                 293,298
        2,064 OBRASCON HUARTE LAIN SA                                                                               51,527
       26,000 OKUMURA CORPORATION                                                                                   86,037
       11,526 ORASCOM CONSTRUCTION INDUSTRIES+                                                                     508,666
        2,063 OUTOTEC OYJ                                                                                           69,515
        1,180 PBG SA                                                                                                84,766
        7,800 PEAB AB                                                                                               46,537
       10,000 PEACE MARK HOLDINGS LIMITED(a)+                                                                            0
        8,500 PENTA-OCEAN CONSTRUCTION COMPANY LIMITED                                                              11,231
       39,075 POLIMEX MOSTOSTAL SA                                                                                  54,656
      244,400 POWER LINE ENGINEERING PCL+                                                                           14,370
       22,537 PUNJ LLOYD LIMITED                                                                                    50,497
      103,674 PYI CORPORATION LIMITED                                                                                3,399
      110,897 QUANTA SERVICES INCORPORATED+<<                                                                    1,989,492
        5,288 SACYR VALLEHERMOSO SA                                                                                 23,890
        3,423 SAMSUNG ENGINEERING COMPANY LIMITED+                                                                 376,875
        2,000 SANKI ENGINEERING COMPANY LIMITED                                                                     14,760
       43,951 SHAW GROUP INCORPORATED+                                                                           1,424,012
       78,000 SHIMIZU CORPORATION                                                                                  276,681
        1,100 SHO-BOND HOLDINGS COMPANY LIMITED                                                                     22,979
      291,300 SINO THAI ENGINEERING & CONSTRUCTION PCL+                                                            111,698
       21,289 SKANSKA AB                                                                                           327,189
        7,900 SNC-LAVALIN GROUP INCORPORATED                                                                       365,607
        1,052 STRABAG SE                                                                                            22,044
        2,000 TAIHEI DENGYO KAISHA LIMITED                                                                          13,451
        2,800 TAIKISHA                                                                                              43,861
      138,000 TAISEI CORPORATION                                                                                   272,682
       24,015 TEKFEN HOLDING AS                                                                                     88,068
        9,000 TOA CORPORATION                                                                                        8,892
       23,000 TODA CORPORATION                                                                                      72,825
        2,000 TOENEC CORPORATION                                                                                    10,832
        1,000 TOKYO ENERGY & SYSTEMS INCORPORATED                                                                    6,844

                   164 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CONSTRUCTION & ENGINEERING (continued)
        3,880 TOKYU CONSTRUCTION COMPANY LIMITED                                                            $       10,253
        2,000 TOSHIBA PLANT SYSTEMS & SERVICES CORPORATION                                                          22,902
       20,000 TOYO ENGINEERING CORPORATION                                                                          56,898
       21,698 UNITED CONSTRUCTION GROUP LIMITED                                                                    277,988
        5,000 UNITED ENGINEERS+                                                                                      8,189
       31,363 VINCI SA                                                                                           1,376,163
       51,077 VOLTAS LIMITED                                                                                       217,327
        5,040 YIT OYJ                                                                                              104,490
        2,000 YOKOGAWA BRIDGE HOLDINGS CORPORATION                                                                  12,260
                                                                                                                31,433,999
                                                                                                            --------------
ELECTRICAL EQUIPMENT: 1.09%
      135,285 ABB LIMITED                                                                                        2,614,422
          242 ABB LIMITED INDIA                                                                                      4,009
       56,880 ACUITY BRANDS INCORPORATED<<                                                                       2,203,531
       11,991 ALSTOM SA                                                                                            571,962
       55,090 AMERICAN SUPERCONDUCTOR CORPORATION+<<                                                             1,481,370
       56,210 AMETEK INCORPORATED                                                                                2,416,468
        5,981 AREVA T&D INDIA LIMITED                                                                               37,076
      152,371 BABCOCK + WILCOX COMPANY                                                                           3,413,110
       56,230 BALDOR ELECTRIC COMPANY                                                                            1,972,548
          585 BEKAERT SA+                                                                                          118,615
       20,708 BHARAT HEAVY ELECTRICAL LIMITED                                                                    1,059,436
       89,000 CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP COMPANY
              LIMITED                                                                                              198,394
        1,900 CHIYODA INTEGRE COMPANY LIMITED                                                                       20,377
       13,757 CHLORIDE GROUP                                                                                        79,056
        2,700 COSEL COMPANY LIMITED                                                                                 31,882
       60,032 CROMPTON GREAVES LIMITED+                                                                            378,135
        8,000 DAIHEN CORPORATION                                                                                    32,948
        5,736 ELSWEDY CABLES HOLDING COMPANY+                                                                       66,714
       61,000 FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                               151,030
       48,000 FUJIKURA LIMITED                                                                                     208,547
       78,000 FURUKAWA ELECTRIC COMPANY LIMITED                                                                    283,181
        3,800 FUTABA CORPORATION CHIBA                                                                              58,712
        7,940 GAMESA CORPORATION TECNOLOGICA SA                                                                     53,328
       68,561 GENERAL CABLE CORPORATION+<<                                                                       1,525,482
      190,482 GRAFTECH INTERNATIONAL LIMITED+                                                                    2,678,177
       41,000 GS YUASA CORPORATION<<                                                                               241,578
       28,000 HITACHI CABLE LIMITED                                                                                 68,325
       25,805 HUBBELL INCORPORATED CLASS B                                                                       1,160,709
          300 HUBER & SUHNER AG+                                                                                    15,366
        1,100 IDEC CORPORATION                                                                                      10,043
      145,500 JOHNSON ELECTRIC HOLDINGS LIMITED                                                                     64,532
        8,345 LEGRAND SA                                                                                           253,435
        3,836 LS CABLE LIMITED+                                                                                    375,953
        3,641 LS INDUSTRIAL SYSTEMS COMPANY LIMITED+                                                               293,369
        3,500 MABUCHI MOTOR COMPANY LIMITED                                                                        164,772
       38,000 MATSUSHITA ELECTRIC WORKS LIMITED                                                                    498,917
      232,000 MITSUBISHI ELECTRIC CORPORATION                                                                    1,850,256
      163,500 NEO NEON HOLDINGS LIMITED                                                                             97,107
        1,104 NEXANS SA                                                                                             66,161
       12,500 NIDEC CORPORATION                                                                                  1,098,084
       11,000 NIPPON CARBON COMPANY LIMITED                                                                         32,472
        4,700 NIPPON SIGNAL COMPANY LIMITED                                                                         33,456
        8,000 NISSIN ELECTRIC COMPANY LIMITED                                                                       32,568

                   Wells Fargo Advantage Master Portfolios 165


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
ELECTRICAL EQUIPMENT (continued)
        1,300 NITTO KOGYO CORPORATION                                                                       $       10,677
          816 NORDEX AG+                                                                                             7,568
        3,095 ORMAT INDUSTRIES                                                                                      22,884
       10,030 PRYSMIAN SPA                                                                                         157,229
       49,474 REGAL-BELOIT CORPORATION                                                                           2,736,902
       75,000 ROCKWELL AUTOMATION INCORPORATED                                                                   3,835,500
       49,776 ROPER INDUSTRIES INCORPORATED                                                                      2,890,990
        6,000 SANYO DENKI COMPANY LIMITED                                                                           22,997
       15,613 SCHNEIDER ELECTRIC SA                                                                              1,655,855
        2,158 SGL CARBON AG+                                                                                        67,055
       44,000 SHIHLIN ELECTRIC                                                                                      48,623
       10,000 SHOWA ELECTRIC WIRE                                                                                    8,689
       34,340 SILITECH TECHNOLOGY CORPORATION                                                                       94,978
       79,900 SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                 858,823
       89,769 SUZLON ENERGY LIMITED+                                                                                88,261
      198,000 TECO ELECTRIC & MACHINERY COMPANY LIMITED                                                             95,495
       26,855 THOMAS & BETTS CORPORATION+                                                                          992,292
        4,785 TOGNUM AG                                                                                             88,077
        1,300 TOYO TANSO COMPANY LIMITED<<                                                                          62,903
       17,300 USHIO INCORPORATED                                                                                   292,418
       11,591 VESTAS WIND SYSTEMS AS+                                                                              432,501
      336,000 WALSIN LIHWA CORPORATION                                                                             158,382
       76,764 WOODWARD GOVERNOR COMPANY                                                                          2,005,076
       40,000 YA HSIN INDUSTRIAL COMPANY LIMITED(a)+                                                                     0
                                                                                                                44,649,788
                                                                                                            --------------
INDUSTRIAL CONGLOMERATES: 1.26%
       95,300 3M COMPANY                                                                                         7,485,815
      237,000 ABOITIZ EQUITY VENTURES INCORPORATED+                                                                112,335
       13,276 ADITYA BIRLA NUVO LIMITED                                                                            229,663
       21,880 ANTARCHILE SA                                                                                        452,345
       66,000 BEIJING ENTERPRISES HOLDINGS LIMITED                                                                 465,807
      193,100 BERJAYA CORPORATION BHD                                                                               58,456
       40,938 BIDVEST GROUP LIMITED                                                                                756,035
       51,819 BOUSTEAD HOLDINGS BHD                                                                                 70,344
      129,000 CITIC PACIFIC LIMITED                                                                                263,680
        1,178 CJ CORPORATION+                                                                                       86,859
        2,926 CLAL INDUSTRIES AND INVESTMENTS+                                                                      18,566
       19,942 COMPAGNIE INDUSTRIALI RIUNITE                                                                         34,597
       12,635 COOKSON GROUP PLC                                                                                     81,231
      161,228 CSR LIMITED                                                                                          244,573
        2,629 DCC CORPORATION                                                                                       66,132
        1,395 DCC PLC                                                                                               34,932
          312 DELEK GROUP LIMITED                                                                                   78,286
        1,353 DISCOUNT INVESTMENT CORPORATION                                                                       25,478
       88,596 DOGAN SIRKETLER GRUBU HOLDINGS+                                                                       58,018
        2,874 DOOSAN CORPORATION+                                                                                  287,664
       67,952 EMPRESAS COPEC SA                                                                                  1,181,950
      108,583 ENKA INSAAT VE SANAYI AS                                                                             394,640
      495,524 FAR EASTERN TEXTILE COMPANY LIMITED                                                                  578,529
       99,000 FRASER & NEAVE LIMITED                                                                               405,349
       21,000 GALLANT VENTURE LIMITED+                                                                               3,563
    1,182,307 GENERAL ELECTRIC COMPANY                                                                          17,119,805
       62,977 GRUPO CARSO SAB DE CV                                                                                278,400
      136,000 HANKYU HANSHIN HOLDINGS INCORPORATED                                                                 624,878

                   166 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
INDUSTRIAL CONGLOMERATES (continued)
       14,000 HAW PAR CORPORATION LIMITED                                                                   $       60,834
       11,000 HONG LEONG ASIA LIMITED                                                                               26,699
      233,000 HUTCHISON WHAMPOA LIMITED                                                                          1,722,320
      205,052 JAIPRAKASH ASSOCIATES LIMITED+                                                                       475,360
       32,869 JARDINE MATHESON HOLDINGS LIMITED                                                                  1,426,515
       22,310 JARDINE STRATEGIC HOLDINGS LIMITED                                                                   555,073
        1,000 KATAKURA INDUSTRIES COMPANY LIMITED                                                                    9,618
       73,000 KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                              334,544
      132,138 KEPPEL CORPORATION LIMITED                                                                           872,471
       96,309 KOC HOLDING AS                                                                                       375,259
       56,205 KONINKLIJKE PHILIPS ELECTRONICS NV                                                                 1,574,803
        1,354 KOOR INDUSTRIES LIMITED                                                                               27,336
       17,390 LG CORPORATION                                                                                     1,247,427
       38,850 MALAYSIAN RESOURCES CORPORATION BHD+                                                                  20,551
        9,000 MIRAMAR HOTEL & INVESTMENT                                                                             9,140
      109,200 MMC CORPORATION BHD                                                                                   88,038
       90,005 NWS HOLDINGS LIMITED                                                                                 163,377
       43,739 ORKLA ASA                                                                                            365,801
        1,096 PRZEDSIEBIORSTWO EKSPORTU I IMPORTU KOPEX SA                                                           6,153
       23,401 QUINENCO SA+                                                                                          74,429
        1,852 RHEINMETALL BERLIN                                                                                   102,515
        5,696 SAMSUNG TECHWIN COMPANY LIMITED+                                                                     524,988
      109,000 SEMBCORP INDUSTRIES LIMITED                                                                          342,560
       62,000 SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                 302,079
       50,274 SIEMENS AG                                                                                         4,573,086
       22,187 SIEMENS INDIA LIMITED+                                                                               326,673
      287,840 SIME DARBY BHD                                                                                       765,886
        5,571 SK CORPORATION                                                                                       427,502
       20,425 SM INVESTMENTS CORPORATION                                                                           212,986
       20,401 SMITHS GROUP PLC                                                                                     358,248
       38,828 SONAE SGPS SA+                                                                                        42,070
       49,139 TOMKINS PLC                                                                                          244,173
       57,370 TYCO INTERNATIONAL LIMITED                                                                         2,138,754
        1,564 WENDEL                                                                                                80,092
        4,064 YAZICILAR HOLDING AS+                                                                                 27,944
                                                                                                                51,403,234
                                                                                                            --------------
MACHINERY: 2.33%
        5,196 AALBERTS INDUSTRIES NV                                                                                73,583
        2,700 AIDA ENGINEERING LIMITED                                                                               8,710
       18,100 ALFA LAVAL AB                                                                                        264,954
       41,000 AMADA COMPANY LIMITED                                                                                243,531
        5,200 AMANO CORPORATION                                                                                     40,048
        1,797 ANDRITZ AG                                                                                           109,308
        5,000 ASAHI DIAMOND INDUSTRIAL COMPANY LIMITED                                                              73,860
      158,796 ASHOK LEYLAND LIMITED                                                                                248,456
      395,800 ASIAN INSULATORS PCL                                                                                  49,072
       24,459 ASTEC INDUSTRIES INCORPORATED+<<                                                                     628,596
       37,551 ATLAS COPCO AB CLASS A                                                                               571,021
       23,892 ATLAS COPCO AB CLASS B                                                                               327,759
        4,800 ATS AUTOMATION TOOLING SYSTEMS INCORPORATED+                                                          27,278
        9,718 AUSTAL LIMITED                                                                                        19,454
        3,000 BANDO CHEMICAL INDUSTRIES LIMITED                                                                     10,142
        2,770 BODYCOTE PLC                                                                                           9,588
       10,494 BRADKEN LIMITED                                                                                       70,397

                   Wells Fargo Advantage Master Portfolios 167


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MACHINERY (continued)
       75,235 BRIGGS & STRATTON CORPORATION<<                                                               $    1,365,515
          256 BUCHER INDUSTRIES AG+                                                                                 33,360
       39,831 BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                         2,289,884
        2,050 CARGOTEC CORPORATION                                                                                  66,557
       82,300 CATERPILLAR INCORPORATED                                                                           5,362,668
       34,789 CHART INDUSTRIES INCORPORATED+                                                                       553,841
        7,702 CHARTER INTERNATIONAL PLC                                                                             72,054
      150,000 CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED                                                      128,234
        5,000 CKD CORPORATION                                                                                       29,639
       67,295 CLARCOR INCORPORATED<<                                                                             2,263,804
          139 CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA                                                         58,904
       88,000 COSCO CORPORATION SINGAPORE LIMITED                                                                  102,575
       79,023 CRANE COMPANY                                                                                      2,678,880
       41,847 CSBC CORPORATION TAIWAN                                                                               34,357
       26,350 CUMMINS INCORPORATED                                                                               1,960,704
       10,280 CUMMINS INDIA LIMITED                                                                                161,171
       11,150 DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                             216,694
       14,500 DAIFUKU COMPANY LIMITED                                                                               68,349
       73,694 DANAHER CORPORATION                                                                                2,677,303
          338 DEMAG CRANES AG                                                                                       10,323
       37,807 DONALDSON COMPANY INCORPORATED<<                                                                   1,584,113
        9,560 DOOSAN INFRACORE COMPANY LIMITED+                                                                    153,898
       42,000 EBARA CORPORATION                                                                                    166,480
       33,716 ESCO TECHNOLOGIES INCORPORATED                                                                     1,050,253
       19,500 FANUC LIMITED                                                                                      2,093,679
       29,587 FLOWSERVE CORPORATION                                                                              2,644,486
        3,700 FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                            58,576
        3,000 FUJITEC COMPANY LIMITED                                                                               13,927
       61,000 FURUKAWA COMPANY LIMITED                                                                              58,814
       68,285 GARDNER DENVER INCORPORATED<<                                                                      3,259,926
        8,906 GEA GROUP AG                                                                                         184,980
          206 GEORG FISCHER AG                                                                                      75,785
          689 GILDEMEISTER AG+                                                                                       8,402
        6,500 GLORY LIMITED                                                                                        138,728
       50,000 HAITIAN INTERNATIONAL HOLDINGS                                                                        39,852
        3,221 HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                77,241
        2,009 HANJIN HEAVY INDUSTRIES COMPANY                                                                       20,192
          783 HEIDELBERGER DRUCKMASCHINEN AG                                                                         6,073
       10,500 HEXAGON AB                                                                                           171,601
       33,000 HINO MOTORS LIMITED                                                                                  145,340
        1,000 HISAKA WORKS LIMITED                                                                                   9,570
       12,600 HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED+                                                      250,320
       77,500 HITACHI ZOSEN CORPORATION<<                                                                          105,166
        7,200 HOSHIZAKI ELECTRIC COMPANY LIMITED                                                                   128,299
        4,000 HOSOKAWA MICRON CORPORATION                                                                           12,903
        5,106 HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                           1,124,351
        1,347 HYUNDAI MIPO DOCKYARD COMPANY LIMITED+                                                               180,327
      106,527 IDEX CORPORATION                                                                                   3,173,439
       14,858 IMI PLC                                                                                              155,635
          203 INDUSTREA LIMITED                                                                                         62
       39,367 INVENSYS PLC                                                                                         138,984
       22,000 ISEKI & COMPANY LIMITED+<<                                                                            58,660
      139,000 ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                 246,530
        7,973 JAIN IRRIGATION SYSTEMS LIMITED                                                                      211,046
       42,000 JAPAN STEEL WORKS                                                                                    371,956
       61,000 JAYA HOLDINGS LIMITED                                                                                 30,376

                   168 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MACHINERY (continued)
       54,143 JOY GLOBAL INCORPORATED                                                                       $    3,072,074
       21,300 JTEKT CORPORATION                                                                                    174,690
        7,000 JUKI CORPORATION<<                                                                                    10,749
      188,000 KAWASAKI HEAVY INDUSTRIES LIMITED                                                                    501,274
       42,397 KAYDON CORPORATION<<                                                                               1,374,087
        2,500 KCI KONECRANES OYJ                                                                                    76,193
        9,000 KITZ CORPORATION                                                                                      37,067
      104,430 KOMATSU LIMITED                                                                                    2,119,428
        6,600 KOMORI CORPORATION                                                                                    63,164
       10,251 KONE OYJ                                                                                             471,428
          626 KRONES AG                                                                                             33,775
      132,865 KUBOTA CORPORATION                                                                                 1,065,957
       11,100 KURITA WATER INDUSTRIES LIMITED                                                                      292,397
       56,608 LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                             2,806,059
       11,000 MAKINO MILLING MACHINE COMPANY LIMITED                                                                61,147
       13,700 MAKITA CORPORATION                                                                                   389,588
            1 MAKITA CORPORATION ADR                                                                                    28
        5,198 MAN AG                                                                                               447,203
      202,198 MANITOWOC COMPANY INCORPORATED<<                                                                   1,852,134
        2,000 MAX COMPANY LIMITED                                                                                   23,521
       20,000 MEIDENSHA CORPORATION<<                                                                               60,231
        7,085 METSO OYJ                                                                                            258,849
        5,526 MEYER BURGER TECHNOLOGY AG+                                                                          152,132
       50,000 MINEBEA COMPANY LIMITED                                                                              230,330
      369,000 MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                1,330,877
        3,000 MITSUBOSHI BELTING COMPANY LIMITED                                                                    14,605
       77,000 MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                    164,064
        3,000 MIURA COMPANY LIMITED                                                                                 63,635
       11,798 MORGAN CRUCIBLE COMPANY                                                                               35,175
       11,000 MORI SEIKI COMPANY LIMITED                                                                            93,620
      231,545 MUELLER WATER PRODUCTS INCORPORATED                                                                  548,762
       10,000 NABTESCO CORPORATION                                                                                 150,220
       35,000 NACHI-FUJIKOSHI CORPORATION                                                                           85,823
        1,000 NAMURA SHIPBUILDING COMPANY LIMITED                                                                    4,999
       28,093 NAVISTAR INTERNATIONAL CORPORATION+                                                                1,176,535
       29,000 NGK INSULATORS LIMITED                                                                               439,436
       14,000 NIPPON SHARYO LIMITED                                                                                 60,493
        6,000 NIPPON THOMPSON COMPANY LIMITED                                                                       34,139
          900 NITTA CORPORATION                                                                                     12,127
          700 NITTO KOHKI COMPANY LIMITED                                                                           16,531
        1,131 NKT HOLDING AS                                                                                        42,760
       40,332 NORDSON CORPORATION                                                                                2,588,104
        4,000 NORITAKE COMPANY LIMITED                                                                              12,522
       54,000 NSK LIMITED                                                                                          322,033
       68,000 NTN CORPORATION                                                                                      257,398
        2,380 OILES CORPORATION                                                                                     36,262
       15,000 OKUMA CORPORATION                                                                                     72,670
        1,000 ORGANO CORPORATION                                                                                     6,154
        9,500 OSG CORPORATION                                                                                       88,882
       47,465 OSHKOSH TRUCK CORPORATION+                                                                         1,180,929
       50,300 PACCAR INCORPORATED                                                                                2,061,797
       85,400 PARKER HANNIFIN CORPORATION                                                                        5,052,264
       49,567 PENTAIR INCORPORATED<<                                                                             1,491,967
        4,110 ROTORK PLC                                                                                            99,340
        8,000 RYOBI LIMITED                                                                                         27,140
       25,110 SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                             558,163

                   Wells Fargo Advantage Master Portfolios 169


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MACHINERY (continued)
       61,147 SANDVIK AB                                                                                    $      724,262
        4,000 SASEBO HEAVY INDUSTRIES COMPANY LIMITED                                                                7,999
       16,220 SCANIA AB CLASS B                                                                                    299,316
        3,274 SCHINDLER HOLDING AG                                                                                 326,352
        1,005 SCHINDLER HOLDING SA                                                                                  98,941
        1,200 SECO TOOLS                                                                                            13,962
       99,200 SEMBCORP MARINE LIMITED                                                                              278,828
        2,500 SHIMA SEIKI MANUFACTURING LIMITED                                                                     46,721
       13,649 SHIN ZU SHING COMPANY LIMITED                                                                         30,848
       11,000 SHINMAYWA INDUSTRIES LIMITED                                                                          38,234
      180,000 SINGAMAS CONTAINER HOLDING                                                                            36,330
       86,000 SINOTRUK HONG KONG LIMITED                                                                            81,260
        5,500 SINTOKOGIO LIMITED                                                                                    36,859
          976 SKF AB CLASS A+                                                                                       17,548
       18,900 SKF AB CLASS B                                                                                       339,310
        6,900 SMC CORPORATION                                                                                      850,899
       75,827 SNAP-ON INCORPORATED                                                                               3,126,347
        3,670 SPIRAX-SARCO ENGINEERING PLC                                                                          89,155
       26,400 SPX CORPORATION<<                                                                                  1,479,984
        3,438 STX SHIPBUILDING COMPANY LIMITED+                                                                     37,996
        1,131 SULZER AG                                                                                            112,181
       60,000 SUMITOMO HEAVY INDUSTRIES LIMITED                                                                    277,824
        9,000 TADANO LIMITED                                                                                        43,816
       22,564 TATA MOTORS LIMITED                                                                                  484,642
       10,088 TATA MOTORS LIMITED ADR<<                                                                            215,984
       11,575 THERMAX INDIA LIMITED                                                                                186,556
       12,200 THK COMPANY LIMITED                                                                                  200,986
        1,100 TOCALO COMPANY LIMITED                                                                                15,555
        1,300 TORISHIMA PUMP MANUFACTURING COMPANY LIMITED                                                          19,188
       45,181 TORO COMPANY<<                                                                                     2,254,532
        4,043 TOROMONT INDUSTRIES LIMITED                                                                          101,990
       10,000 TOSHIBA MACHINE COMPANY LIMITED                                                                       32,020
       12,469 TRELLEBORG AB CLASS B                                                                                 82,896
      123,871 TRINITY INDUSTRIES INCORPORATED<<                                                                  2,120,672
       11,000 TSUBAKIMOTO CHAIN COMPANY                                                                             40,067
       18,000 TSUGAMI CORPORATION<<                                                                                109,701
        1,000 TSUKISHIMA KIKAI COMPANY LIMITED                                                                       6,321
          500 UNION TOOL COMPANY                                                                                    10,808
      188,083 UNITED TRACTORS                                                                                      383,036
        5,708 VALLOUREC SA                                                                                         490,357
       11,186 VALMONT INDUSTRIES INCORPORATED<<                                                                    749,798
       27,800 VOLVO AB CLASS A                                                                                     304,833
       62,080 VOLVO AB CLASS B                                                                                     719,775
          279 VOSSLOH AG                                                                                            27,850
       63,338 WABTEC CORPORATION                                                                                 2,693,765
        4,539 WARTSILA OYJ CLASS B                                                                                 242,046
       11,814 WEIR GROUP PLC                                                                                       218,691
      181,000 YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED                                                            212,313
        5,982 ZARDOYA-OTIS SA                                                                                       93,318
                                                                                                                95,176,146
                                                                                                            --------------
MARINE: 0.26%
       63,862 ALEXANDER & BALDWIN INCORPORATED<<                                                                 2,161,090
           23 AP MOLLER-MAERSK AS A                                                                                169,489
           87 AP MOLLER-MAERSK AS B                                                                                655,327
        6,000 CHINESE MARITIME TRANSPORT LIMITED                                                                    12,868

                   170 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MARINE (continued)
          227 COMPAGNIE MARITIME BELGE SA+                                                                  $        6,150
      307,000 COSCO HOLDINGS                                                                                       319,284
        1,300 D S NORDEN                                                                                            49,017
       12,000 DAIICHI CHUO KISEN KAISHA                                                                             29,425
      303,000 EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                        200,997
       45,497 GENCO SHIPPING & TRADING LIMITED+<<                                                                  684,275
        8,635 HANJIN SHIPPING COMPANY LIMITED+                                                                     217,514
       11,912 HANJIN SHIPPING HOLDING COMPANY+                                                                     151,521
        5,690 HYUNDAI MERCHANT MARINE COMPANY LIMITED+                                                             147,838
        9,500 IINO KAIUN KAISHA LIMITED                                                                             49,304
        1,100 INUI STEAMSHIP COMPANY LIMITED                                                                         6,180
       82,000 KAWASAKI KISEN KAISHA LIMITED                                                                        305,511
       27,290 KIRBY CORPORATION+                                                                                 1,005,091
        3,262 KUEHNE & NAGEL INTERNATIONAL AG                                                                      340,257
       14,000 MALAYSIAN BULK CARRIERS BHD+                                                                          12,715
      385,200 MISC BHD                                                                                           1,078,950
      127,000 MITSUI OSK LINES LIMITED                                                                             798,191
       80,000 NEPTUNE ORIENT LINES LIMITED                                                                         112,726
      181,000 NIPPON YUSEN KABUSHIKI KAISHA                                                                        698,060
       19,000 ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                152,171
      155,000 PACIFIC BASIN SHIPPING LIMITED                                                                       105,210
       70,800 PRECIOUS SHIPPING PCL                                                                                 40,948
       73,800 REGIONAL CONTAINER LINES PCL+                                                                         36,081
          284 SCHMITT INDUSTRIES INCORPORATED(a)(i)                                                                 21,530
       31,652 SHIH WEI NAVIGATION COMPANY LIMITED                                                                   38,584
        2,000 SHINWA KAIUN KAISHA LIMITED                                                                            4,976
       33,100 SHIPPING CORP OF INDIA LIMITED                                                                       113,254
      132,000 SHUN TAK HOLDINGS LIMITED                                                                             75,853
      128,800 SINCERE NAVIGATION CORPORATION                                                                       146,355
        3,981 STX PAN OCEAN COMPANY LIMITED                                                                         38,020
        9,000 STX PAN OCEAN COMPANY LIMITED                                                                         86,448
       20,000 TAIWAN NAVIGATION COMPANY LIMITED                                                                     22,788
       81,840 THORESEN THAI AGENCIES PCL                                                                            63,286
       58,000 U-MING TRANSPORT CORPORATION                                                                         112,075
      199,250 WAN HAI LINES LIMITED                                                                                127,509
      259,416 YANG MING MARINE TRANSPORT                                                                           153,865
                                                                                                                10,550,733
                                                                                                            --------------
ROAD & RAIL: 0.95%
      290,942 ASCIANO GROUP                                                                                        433,576
      159,500 AVIS BUDGET GROUP INCORPORATED+<<                                                                  1,454,640
       27,100 CANADIAN NATIONAL RAILWAY COMPANY                                                                  1,653,676
        9,100 CANADIAN PACIFIC RAILWAY LIMITED                                                                     536,007
          213 CENTRAL JAPAN RAILWAY COMPANY                                                                      1,719,010
      181,000 COMFORTDELGRO CORPORATION LIMITED                                                                    198,960
       71,048 CON-WAY INCORPORATED                                                                               1,862,168
        5,767 CONTAINER CORPORATION OF INDIA                                                                       159,917
       14,780 DSV A/S                                                                                              234,234
       42,100 EAST JAPAN RAILWAY COMPANY                                                                         2,726,152
      124,000 EVERGREEN INTERNATIONAL STORAGE & TRANSPORT CORPORATION                                               95,611
       25,434 FIRSTGROUP PLC                                                                                       135,705
       19,000 FUKUYAMA TRANSPORTING COMPANY LIMITED                                                                 97,024
       50,654 GENESEE & WYOMING INCORPORATED+<<                                                                  1,965,882
        1,463 GO-AHEAD GROUP PLC                                                                                    24,569
       83,332 HEARTLAND EXPRESS INCORPORATED<<                                                                   1,213,314
        4,600 HITACHI TRANSPORT SYSTEM LIMITED                                                                      67,130

                   Wells Fargo Advantage Master Portfolios 171


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
ROAD & RAIL (continued)
       50,562 J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                     $    1,655,400
       53,934 KANSAS CITY SOUTHERN+                                                                              1,810,564
       51,000 KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                      517,224
       63,000 KEIO CORPORATION<<                                                                                   432,698
       34,000 KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                              218,141
      182,000 KINTETSU CORPORATION                                                                                 608,761
        1,506 KOREA EXPRESS COMPANY LIMITED+                                                                        73,736
       66,335 LANDSTAR SYSTEM INCORPORATED                                                                       2,386,733
        3,000 MARUZEN SHOWA UNYU COMPANY LIMITED                                                                     9,713
      148,062 MTR CORPORATION LIMITED                                                                              529,150
      112,000 NAGOYA RAILROAD COMPANY LIMITED+                                                                     337,293
       52,000 NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                              230,258
       29,635 NATIONAL EXPRESS GROUP PLC                                                                           101,717
       94,000 NIPPON EXPRESS COMPANY LIMITED                                                                       328,961
        7,000 NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                                82,324
       39,000 NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                170,837
       40,600 NORFOLK SOUTHERN CORPORATION                                                                       2,179,408
       66,000 ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                              609,642
       58,031 OLD DOMINION FREIGHT LINE+<<                                                                       1,352,691
       26,027 RYDER SYSTEM INCORPORATED                                                                            998,656
       38,000 SAGAMI RAILWAY COMPANY LIMITED                                                                       182,288
       28,000 SANKYU INCORPORATED                                                                                  106,987
        1,684 SBS TRANSIT LIMITED                                                                                    2,249
       13,000 SEINO HOLDINGS COMPANY LIMITED                                                                        80,931
        4,000 SENKO COMPANY LIMITED                                                                                 11,665
       65,000 SMRT CORPORATION LIMITED                                                                              98,783
       25,848 STAGECOACH GROUP PLC                                                                                  68,263
       96,000 TOBU RAILWAY COMPANY LIMITED                                                                         548,506
      123,000 TOKYU CORPORATION                                                                                    562,219
        2,911 TRANSFORCE INCORPORATED                                                                               26,398
       24,000 TRANSPORT INTERNATIONAL HOLDINGS LIMITED+                                                             72,814
       72,800 UNION PACIFIC CORPORATION                                                                          5,310,032
       80,133 WERNER ENTERPRISES INCORPORATED<<                                                                  1,597,852
          198 WEST JAPAN RAILWAY COMPANY                                                                           735,341
                                                                                                                38,615,810
                                                                                                            --------------
TRADING COMPANIES & DISTRIBUTORS: 0.74%
       25,432 ADANI ENTERPRISES LIMITED                                                                            351,474
        3,463 ALESCO CORPORATION LIMITED                                                                             8,534
       26,651 ASHTEAD GROUP PLC                                                                                     31,452
          313 BAYWA AG                                                                                              11,554
       15,150 BUNZL PLC                                                                                            165,199
       14,236 DAEWOO INTERNATIONAL CORPORATION+                                                                    396,005
       72,497 FASTENAL COMPANY<<                                                                                 3,281,939
        9,000 FINNING INTERNATIONAL INCORPORATED                                                                   173,864
       62,957 GATX CORPORATION<<                                                                                 1,718,726
        8,472 GRAFTON GROUP PLC                                                                                     28,912
       21,000 HANWHA CHEMICAL CORPORATION                                                                           75,991
        2,200 INABA DENKI SANGYO COMPANY LIMITED                                                                    50,882
      173,400 ITOCHU CORPORATION                                                                                 1,415,931
       24,000 IWATANI INTERNATIONAL CORPORATION                                                                     66,278
       11,000 JAPAN PULP & PAPER COMPANY LIMITED                                                                    35,484
        9,000 JFE SHOJI HOLDINGS INCORPORATED                                                                       31,068
       34,000 KANEMATSU CORPORATION+                                                                                27,116
        3,266 KLOECKNER & COMPANY                                                                                   64,007

                   172 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
TRADING COMPANIES & DISTRIBUTORS (continued)
        3,100 KURODA ELECTRIC COMPANY LIMITED                                                               $       35,240
      185,000 MARUBENI CORPORATION                                                                                 953,517
        8,100 MISUMI GROUP INCORPORATED                                                                            157,642
      171,000 MITSUBISHI CORPORATION                                                                             3,663,850
           33 MITSUBISHI CORPORATION ADR                                                                             1,403
      188,000 MITSUI & COMPANY LIMITED                                                                           2,445,947
          263 MITSUI & COMPANY LIMITED ADR                                                                          67,591
       59,171 MSC INDUSTRIAL DIRECT COMPANY                                                                      2,637,251
       13,000 NAGASE & COMPANY LIMITED                                                                             140,817
          500 NICHIDEN CORPORATION                                                                                  14,760
      339,113 NOBLE GROUP LIMITED                                                                                  392,776
        1,500 OKAYA & COMPANY LIMITED                                                                               14,820
          700 ONOKEN COMPANY LIMITED                                                                                 5,283
        1,108 RAMIRENT OYJ+                                                                                          9,815
        5,331 REECE AUSTRALIA LIMITED                                                                              112,172
        2,527 REXEL SA                                                                                              35,354
        3,149 RUSSEL METALS INCORPORATED                                                                            56,404
       16,282 SAMSUNG CORPORATION                                                                                  765,956
       17,008 SEVEN NETWORK LIMITED                                                                                 94,726
          500 SHINWA COMPANY LIMITED NAGOYA                                                                          5,690
       15,730 SIG PLC                                                                                               22,472
        9,660 SK NETWORKS COMPANY LIMITED+                                                                          79,526
      160,700 SOJITZ CORPORATION                                                                                   258,237
      136,600 SUMITOMO CORPORATION                                                                               1,565,835
        4,592 SUPERIOR PLUS CORPORATION                                                                             50,470
        7,000 TAT HONG HOLDINGS LIMITED                                                                              4,699
       22,900 TOYOTA TSUSHO CORPORATION                                                                            327,649
        8,910 TRAVIS PERKINS PLC                                                                                   104,126
          900 TRUSCO NAKAYAMA CORPORATION                                                                           11,795
       90,471 UNITED RENTALS INCORPORATED+<<                                                                     1,017,799
       36,707 WATSCO INCORPORATED<<                                                                              1,884,904
       54,884 WESCO INTERNATIONAL INCORPORATED+<<                                                                1,771,656
       14,929 WOLSELEY PLC                                                                                         288,259
       32,780 WW GRAINGER INCORPORATED<<                                                                         3,467,796
        2,900 YAMAZEN CORPORATION                                                                                   10,494
       10,000 YUASA TRADING COMPANY LIMITED                                                                          9,404
                                                                                                                30,420,551
                                                                                                            --------------
TRANSPORTATION INFRASTRUCTURE: 0.15%
       18,072 ABERTIS INFRAESTRUCTURAS SA                                                                          299,555
        1,420 AEROPORTS DE PARIS                                                                                   100,196
       53,200 AIRPORTS OF THAILAND PCL                                                                              67,573
        3,972 ANSALDO STS SPA                                                                                       47,542
       16,101 ATLANTIA SPA                                                                                         303,407
      148,561 AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                               207,183
       48,400 BANGKOK EXPRESSWAY PCL                                                                                29,230
       22,153 BBA AVIATION PLC                                                                                      60,204
        6,400 BINTULU PORT HOLDINGS BERHAD                                                                          13,990
       12,968 BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                    81,511
      136,507 CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                               460,654
       19,155 CIA DE CONCESSOES RODOVIARIAS                                                                        439,542
      333,697 CONNECTEAST GROUP                                                                                    120,241
      252,518 COSCO PACIFIC LIMITED                                                                                332,416
          155 FLUGHAFEN WIEN AG                                                                                      9,036
          200 FLUGHAFEN ZUERICH AG+                                                                                 66,486

                   Wells Fargo Advantage Master Portfolios 173


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
TRANSPORTATION INFRASTRUCTURE (continued)
        2,361 FORTH PORTS PLC                                                                               $       47,181
        1,636 FRAPORT AG                                                                                            85,044
       10,922 GEMINA SPA+                                                                                            6,616
       20,824 GROUPE EUROTUNNEL SA                                                                                 154,720
        1,110 HAMBURGER HAFEN UND LOGISTIK AG                                                                       38,831
       67,500 HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                               51,631
      134,600 INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                                    94,956
        7,800 JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                               133,513
       36,000 KAMIGUMI COMPANY LIMITED                                                                             260,969
        3,272 KONINKLIJKE VOPAK NV                                                                                 131,422
      133,332 MACQUARIE AIRPORTS GROUP                                                                             351,132
       27,037 MACQUARIE ATLAS ROADS LIMITED+                                                                        30,069
      170,979 MACQUARIE INFRASTRUCTURE GROUP                                                                       224,377
       50,200 MALAYSIA AIRPORTS HOLDINGS BHD                                                                        87,342
       21,000 MITSUBISHI LOGISTICS CORPORATION                                                                     231,722
        9,000 MITSUI-SOKO COMPANY LIMITED                                                                           32,460
       29,280 MUNDRA PORT & SPECIAL ECONOMIC ZONE LIMITED                                                          478,445
        4,000 NISSIN CORPORATION                                                                                     8,666
      136,500 PLUS EXPRESSWAYS BHD                                                                                 182,687
        2,269 PORT OF TAURANGA LIMITED                                                                              10,680
       16,000 SIA ENGINEERING COMPANY                                                                               48,750
       53,666 SINGAPORE AIRPORT TERMINAL SERVICES LIMITED                                                          110,460
        1,409 SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI SPA                                                         11,892
          299 SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                               20,442
       17,000 SUMITOMO WAREHOUSE COMPANY LIMITED                                                                    81,347
       40,981 TAV HAVALIMANLARI HOLDING AS+                                                                        181,148
      109,348 TRANSURBAN GROUP                                                                                     473,787
                                                                                                                 6,209,055
                                                                                                            --------------
INFORMATION TECHNOLOGY: 14.05%
COMMUNICATIONS EQUIPMENT: 1.55%
       60,000 AAC ACOUSTIC TECHNOLOGIES HOLDINGS INCORPORATED                                                      109,838
      150,000 ADC TELECOMMUNICATIONS INCORPORATED+<<                                                             1,900,500
          800 AIPHONE COMPANY LIMITED                                                                               12,741
      125,318 ALCATEL SA                                                                                           323,018
       25,746 BLACK BOX CORPORATION                                                                                726,037
      217,051 BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                       1,089,596
       64,000 BYD ELECTRONIC INTERNATIONAL COMPANY LIMITED                                                          30,771
      296,000 CHINA WIRELESS TECH LIMITED                                                                          122,529
      122,180 CIENA CORPORATION+<<                                                                               1,523,585
      841,849 CISCO SYSTEMS INCORPORATED+                                                                       16,879,072
       57,200 COMBA TELECOM SYSTEMS HOLDINGS LIMITED                                                                58,533
      123,572 COMMSCOPE INCORPORATED+                                                                            2,316,975
       40,025 COMPAL COMMUNICATIONS INCORPORATED                                                                    31,299
       35,894 COMTECH TELECOMMUNICATIONS CORPORATION+<<                                                            731,161
       73,749 D-LINK CORPORATION                                                                                    59,857
        2,000 DENKI KOGYO COMPANY LIMITED                                                                            9,023
        5,800 ECHOSTAR CORPORATION+                                                                                108,228
      121,515 EMULEX CORPORATION+                                                                                1,159,253
          552 EVS BROADCAST EQUIPMENT SA                                                                            27,841
       41,647 F5 NETWORKS INCORPORATED+                                                                          3,641,197
      142,962 HARMONIC INCORPORATED+                                                                               830,609
      100,944 HIGH TECH COMPUTER CORPORATION                                                                     1,843,424
        5,000 HITACHI KOKUSAI ELECTRIC INCORPORATED                                                                 37,674
          600 ICOM INCORPORATED                                                                                     15,741

                   174 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMUNICATIONS EQUIPMENT (continued)
       57,379 INTERDIGITAL INCORPORATED+<<                                                                  $    1,418,409
        4,000 JAPAN RADIO COMPANY LIMITED                                                                            9,189
      339,449 JDS UNIPHASE CORPORATION+                                                                          3,119,536
       77,084 JUNIPER NETWORKS INCORPORATED+                                                                     2,096,685
      238,000 MOTOROLA INCORPORATED+                                                                             1,792,140
      213,713 NOKIA OYJ                                                                                          1,826,734
       45,541 POLYCOM INCORPORATED+                                                                              1,297,008
      239,397 QUALCOMM INCORPORATED                                                                              9,171,299
       27,340 RESEARCH IN MOTION LIMITED+                                                                        1,171,696
       74,707 RIVERBED TECHNOLOGY INCORPORATED+                                                                  2,865,761
      317,935 SONUS NETWORKS INCORPORATED+                                                                         941,088
       99,462 TEKELEC+                                                                                           1,090,104
        3,200 TELEFONAKTIEBOLAGET LM ERICSSON CLASS A                                                               30,132
      171,778 TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                            1,666,292
      173,064 TELLABS INCORPORATED                                                                               1,228,754
       16,000 VTECH HOLDINGS LIMITED                                                                               158,997
       23,446 ZINWELL CORPORATION                                                                                   36,595
                                                                                                                63,508,921
                                                                                                            --------------
COMPUTERS & PERIPHERALS: 1.78%
      345,517 ACER INCORPORATED                                                                                    810,025
       46,092 ADVANTECH COMPANY LIMITED                                                                            104,460
      164,761 AMTRAN TECHNOLOGY COMPANY LIMITED+                                                                   124,468
      132,388 APPLE INCORPORATED+                                                                               32,219,268
       83,280 ASUSTEK COMPUTER INCORPORATED                                                                        555,044
      168,032 BENQ CORPORATION+                                                                                     94,942
       91,614 CATCHER TECHNOLOGY COMPANY LIMITED                                                                   202,481
       57,017 CHICONY ELECTRONICS COMPANY LIMITED                                                                  102,344
       65,586 CLEVO COMPANY+                                                                                       136,151
      511,000 CMC MAGNETICS CORPORATION+                                                                           125,062
      581,754 COMPAL ELECTRONIC INCORPORATED                                                                       651,963
       33,436 DIEBOLD INCORPORATED                                                                                 867,330
        1,900 EIZO NANAO CORPORATION                                                                                37,046
       71,978 ELECTRONICS FOR IMAGING INCORPORATED+                                                                766,206
       43,672 ELITEGROUP COMPUTER SYSTEMS                                                                           14,519
      295,220 EMC CORPORATION+                                                                                   5,384,813
      136,935 FOXCONN TECHNOLOGY COMPANY LIMITED                                                                   392,415
      226,000 FUJITSU LIMITED                                                                                    1,565,671
        3,654 GEMALTO NV                                                                                           125,024
      342,315 HEWLETT-PACKARD COMPANY                                                                           13,172,281
      288,775 INVENTEC COMPANY LIMITED                                                                             141,981
       35,200 JESS LINK PRODUCTS COMPANY LIMITED                                                                   122,520
      596,000 LENOVO GROUP LIMITED                                                                                 341,721
       38,200 LEXMARK INTERNATIONAL INCORPORATED+<<                                                              1,336,618
       51,466 LITE-ON IT CORPORATION                                                                                48,198
      329,011 LITE-ON TECHNOLOGY CORPORATION                                                                       378,988
        8,712 LOGITECH INTERNATIONAL SA+                                                                           129,489
          900 MEGACHIPS CORPORATION                                                                                 16,091
        2,000 MELCO HOLDINGS INCORPORATED                                                                           60,279
      112,218 MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                              54,999
       90,131 MITAC INTERNATIONAL CORPORATION                                                                       33,482
       81,085 NCR CORPORATION+                                                                                   1,041,942
      277,149 NEC ELECTRONICS CORPORATION                                                                          705,986
       61,112 NETAPP INCORPORATED+                                                                               2,471,369
      224,150 PEGATRON CORPORATION+                                                                                280,590

                   Wells Fargo Advantage Master Portfolios 175


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMPUTERS & PERIPHERALS (continued)
       55,800 QLOGIC CORPORATION+                                                                           $      831,141
      426,766 QUANTA COMPUTER INCORPORATED                                                                         647,463
      272,159 RITEK CORPORATION+                                                                                    71,706
      246,383 SEAGATE TECHNOLOGY PLC+                                                                            2,495,860
       20,800 SEIKO EPSON CORPORATION                                                                              266,654
       42,762 SYNAPTICS INCORPORATED+<<                                                                          1,129,772
      454,000 TOSHIBA CORPORATION                                                                                2,134,627
      122,000 TPV TECHNOLOGY LIMITED                                                                                72,773
           35 WACOM COMPANY LIMITED                                                                                 39,329
        1,542 WINCOR NIXDORF AG                                                                                     89,625
      275,267 WISTRON CORPORATION                                                                                  430,507
                                                                                                                72,825,223
                                                                                                            --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.60%
       50,000 AGILENT TECHNOLOGIES INCORPORATED+                                                                 1,348,500
       16,500 ALPS ELECTRIC COMPANY LIMITED+                                                                       113,719
       92,013 AMPHENOL CORPORATION CLASS A                                                                       3,746,769
       38,718 ANIXTER INTERNATIONAL INCORPORATED+<<                                                              1,776,382
        9,000 ANRITSU CORPORATION<<                                                                                 53,886
        3,400 ARISAWA MANUFACTURING COMPANY LIMITED                                                                 20,762
       59,166 ARROW ELECTRONICS INCORPORATED+                                                                    1,353,718
    1,011,319 AU OPTRONICS CORPORATION                                                                             872,915
       76,279 AVNET INCORPORATED+                                                                                1,746,789
       25,028 AVX CORPORATION                                                                                      311,098
       98,361 BENCHMARK ELECTRONICS INCORPORATED+                                                                1,380,005
      101,779 BRIGHTPOINT INCORPORATED+                                                                            606,603
      243,600 CALCOMP ELECTRONICS PCL                                                                               29,112
        2,400 CANON ELECTRONICS INCORPORATED                                                                        55,908
        3,400 CELESTICA INCORPORATED NPV+                                                                           25,635
        7,738 CELESTICA INCORPORATED+                                                                               58,112
       70,443 CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                         113,909
       81,370 CHROMA ATE INCORPORATED                                                                              186,952
      608,075 CHUNGHWA PICTURE TUBES LIMITED+                                                                       93,962
       25,500 CITIZEN HOLDINGS COMPANY LIMITED                                                                     130,824
        4,800 CMK CORPORATION                                                                                       21,483
       54,311 COGNEX CORPORATION                                                                                 1,059,065
        6,000 DAISHINKU CORPORATION                                                                                 22,426
       22,600 DELTA ELECTRONICS (THAILAND) PCL+                                                                     20,762
      289,531 DELTA ELECTRONICS INCORPORATED                                                                     1,098,146
       88,000 DIGITAL CHINA HOLDINGS LIMITED                                                                       136,886
       28,452 DOLBY LABORATORIES INCORPORATED CLASS A+<<                                                         1,576,810
       44,350 ELECTROCOMPONENTS PLC                                                                                143,517
        3,900 ENPLAS CORPORATION                                                                                    61,836
        3,600 ESPEC CORPORATION                                                                                     19,241
       41,210 EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                105,874
        1,640 EVERTZ TECHNOLOGIES LIMITED                                                                           23,546
      408,300 FLEXTRONICS INTERNATIONAL LIMITED+<<                                                               2,012,919
       81,058 FLIR SYSTEMS INCORPORATED+<<                                                                       2,036,177
      173,000 FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                              114,981
       52,200 FUJIFILM HOLDINGS CORPORATION                                                                      1,584,454
        4,800 HAKUTO COMPANY LIMITED                                                                                40,395
       15,334 HALMA PLC                                                                                             64,507
       10,200 HAMAMATSU PHOTONICS                                                                                  309,485
      194,800 HANA MICROELECTRONICS PCL                                                                            163,397
      523,962 HANNSTAR DISPLAY CORPORATION+                                                                         96,012

                  176 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (continued)
          900 HIOKI EE CORPORATION                                                                          $       17,859
        3,400 HIROSE ELECTRIC COMPANY LIMITED                                                                      328,628
        5,900 HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                 95,723
      483,000 HITACHI LIMITED                                                                                    1,954,767
    1,028,535 HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                         3,628,159
        4,000 HORIBA LIMITED                                                                                        95,227
        6,500 HOSIDEN CORPORATION                                                                                   60,582
       46,000 HOYA CORPORATION                                                                                   1,014,070
       16,200 IBIDEN COMPANY LIMITED                                                                               390,296
        1,024 INGENICO SA                                                                                           24,969
       80,916 INGRAM MICRO INCORPORATED+                                                                         1,218,595
      919,724 INNOLUX DISPLAY CORPORATION                                                                          950,330
       68,546 INSIGHT ENTERPRISES INCORPORATED+                                                                    900,694
       52,799 ITRON INCORPORATED+                                                                                2,851,146
       98,100 JABIL CIRCUIT INCORPORATED                                                                         1,005,525
        2,000 JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                           10,951
        2,900 JAPAN CASH MACHINE COMPANY LIMITED                                                                    20,194
       76,000 JU TENG INTERNATIONAL HOLDINGS LIMITED                                                                39,960
        3,800 KAGA ELECTRONICS COMPANY LIMITED                                                                      40,936
        4,400 KEYENCE CORPORATION                                                                                  911,844
       54,500 KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                 257,480
       82,500 KINGBOARD LAMINATES HOLDINGS LIMITED                                                                  79,225
        3,700 KOA CORPORATION                                                                                       33,120
        2,324 KUDELSKI SA                                                                                           58,372
       20,300 KYOCERA CORPORATION                                                                                1,725,295
           30 KYOCERA CORPORATION ADR                                                                                2,567
        7,493 LAIRD GROUP PLC                                                                                       14,962
       20,244 LARGAN PRECISION COMPANY LIMITED                                                                     365,269
          579 LG INNOTEK COMPANY LIMITED                                                                            63,748
       28,650 LG PHILLIPS LCD COMPANY LIMITED+                                                                     795,767
       27,652 LITTELFUSE INCORPORATED+<<                                                                         1,029,760
        8,700 MITSUMI ELECTRIC COMPANY LIMITED                                                                     121,993
       31,391 MOLEX INCORPORATED<<                                                                                 554,051
       34,247 MOLEX INCORPORATED CLASS A                                                                           516,445
          300 MURAMOTO ELECTRON THAILAND PCL+                                                                        1,888
       22,900 MURATA MANUFACTURING COMPANY LIMITED                                                               1,087,621
       25,434 NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                              81,779
       80,900 NATIONAL INSTRUMENTS CORPORATION                                                                   2,332,347
        9,200 NICHICON CORPORATION                                                                                  98,560
        7,000 NIDEC COPAL ELECTRONICS CORPORATION                                                                   57,660
        3,000 NIDEC SANKYO CORPORATION                                                                              21,819
        3,200 NIHON DEMPA KOGYO COMPANY LIMITED                                                                     41,595
       17,000 NIPPON CHEMI-CON CORPORATION                                                                          67,790
       38,000 NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                425,640
       64,000 OKI ELECTRIC INDUSTRY COMPANY LIMITED+                                                                49,518
       24,604 OMRON CORPORATION                                                                                    523,359
        2,730 OPTEX COMPANY LIMITED                                                                                 33,081
        5,000 OSAKI ELECTRIC COMPANY LIMITED                                                                        37,615
       58,591 PAN-INTERNATIONAL INDUSTRIAL                                                                          79,380
       51,596 PLEXUS CORPORATION+<<                                                                              1,187,740
       18,366 PREMIER FARNELL PLC                                                                                   62,981
        4,200 RYOSAN COMPANY LIMITED                                                                               106,987
          800 RYOYO ELECTRO CORPORATION                                                                              7,256
      379,400 SAMART CORPORATION PCL+                                                                               92,744
        7,560 SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED+                                                           718,859

                   Wells Fargo Advantage Master Portfolios 177


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (continued)
        4,754 SAMSUNG SDI COMPANY LIMITED+                                                                  $      666,171
          900 SANSHIN ELECTRONICS COMPANY LIMITED                                                                    7,628
       26,000 SHIMADZU CORPORATION                                                                                 176,098
      188,000 SINTEK PHOTRONIC CORPORATION+                                                                        106,812
       11,000 SMK CORPORATION                                                                                       46,090
        5,597 SPECTRIS PLC                                                                                          75,409
        2,000 STAR MICRONICS COMPANY LIMITED                                                                        17,165
      186,462 SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                          383,006
       11,000 TAIYO YUDEN COMPANY LIMITED                                                                          121,247
       16,000 TAMURA CORPORATION                                                                                    40,567
       13,800 TDK CORPORATION                                                                                      722,771
       68,030 TECH DATA CORPORATION+                                                                             2,462,686
        2,000 TEIKOKY TSUSHIN KOGYO COMPANY                                                                          4,547
       14,000 TOKO INCORPORATED                                                                                     18,664
        6,200 TOPCON CORPORATION                                                                                    25,756
        3,700 TOYO CORPORATION                                                                                      41,003
       63,708 TRIMBLE NAVIGATION LIMITED+                                                                        1,792,106
       71,407 TRIPOD TECHNOLOGY CORPORATION                                                                        245,201
        4,000 TRULY INTERNATIONAL                                                                                    4,978
       49,972 TYCO ELECTRONICS LIMITED                                                                           1,225,313
      208,402 UNIMICRON TECHNOLOGY CORPORATION                                                                     329,836
       25,000 VENTURE CORPORATION LIMITED+                                                                         160,457
      267,859 VISHAY INTERTECHNOLOGY INCORPORATED+                                                               2,059,836
       17,768 VISHAY PRECISION GROUP+                                                                              257,458
       28,000 WASION GROUP HOLDINGS LIMITED+                                                                        20,517
       16,000 WBL CORPORATION LIMITED                                                                               51,357
      205,000 WINTEK CORPORATION                                                                                   254,698
      146,768 WPG HOLDINGS COMPANY LIMITED                                                                         272,149
      232,000 YAGEO CORPORATION                                                                                     90,891
        6,000 YAMATAKE CORPORATION                                                                                 146,768
       33,000 YASKAWA ELECTRIC CORPORATION                                                                         228,616
       23,500 YOKOGAWA ELECTRIC CORPORATION                                                                        146,298
        3,200 YOKOWO COMPANY LIMITED                                                                                18,893
       11,883 YOUNG FAST OPTOELECTRONICS COMPANY LIMITED                                                           125,381
                                                                                                                65,378,580
                                                                                                            --------------
INTERNET SOFTWARE & SERVICES: 1.26%
           32 ACCESS COMPANY LIMITED                                                                                43,538
       91,561 AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                4,218,215
      133,266 ALIBABA.COM LIMITED                                                                                  260,065
       51,928 AOL INCORPORATED+                                                                                  1,153,840
       50,561 DIGITAL RIVER INCORPORATED+<<                                                                      1,333,294
          120 EACCESS LIMITED                                                                                       87,418
      162,317 EARTHLINK INCORPORATED                                                                             1,389,434
      163,708 EBAY INCORPORATED+                                                                                 3,804,574
       23,998 EQUINIX INCORPORATED+<<                                                                            2,188,858
    1,353,000 G RESOURCES GROUP LIMITED+                                                                            66,095
       35,619 GOOGLE INCORPORATED CLASS A+                                                                      16,029,262
           18 GOURMET NAVIGATOR INCORPORATED<<                                                                      24,126
        2,100 GREE INCORPORATED                                                                                    154,732
       43,440 IAC INTERACTIVECORP+                                                                               1,076,878
            6 INTERNET INITIATIVE JAPAN INCORPORATED                                                                15,784
           16 KAKAKU.COM INCORPORATED                                                                               78,181
            4 MIXI INCORPORATED+                                                                                    21,474
       64,284 MONSTER WORLDWIDE INCORPORATED+<<                                                                    709,053

                   178 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
INTERNET SOFTWARE & SERVICES (continued)
        5,475 NHN CORPORATION+                                                                              $      897,354
        2,700 OPEN TEXT CORPORATION+                                                                               118,852
      136,789 RACKSPACE HOSTING INCORPORATED+<<                                                                  2,693,375
       51,430 SAVVIS INCORPORATED+<<                                                                               900,539
            4 SO-NET ENTERTAINMENT CORPORATION                                                                      10,332
       82,000 TENCENT HOLDINGS LIMITED                                                                           1,500,061
          588 TISCALI SPA+                                                                                              74
        5,507 UNITED INTERNET AG                                                                                    70,590
      131,105 UNITED ONLINE INCORPORATED                                                                           646,348
      122,829 VALUECLICK INCORPORATED+<<                                                                         1,338,836
       96,600 VERISIGN INCORPORATED+<<                                                                           2,813,958
       52,952 VISTAPRINT NV+                                                                                     1,624,567
       61,213 WEBMD HEALTH CORPORATION+                                                                          3,118,190
      192,550 YAHOO! INCORPORATED+                                                                               2,518,554
        1,580 YAHOO! JAPAN CORPORATION                                                                             568,920
                                                                                                                51,475,371
                                                                                                            --------------
IT SERVICES: 2.06%
       92,302 ACCENTURE LIMITED CLASS A                                                                          3,378,253
      121,913 ACXIOM CORPORATION+                                                                                1,511,112
       28,285 ALLIANCE DATA SYSTEMS CORPORATION+<<                                                               1,589,334
        2,486 ATOS ORIGIN SA                                                                                        96,150
       61,695 BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                        1,317,188
       39,603 CACI INTERNATIONAL INCORPORATED CLASS A+                                                           1,616,198
        8,248 CAP GEMINI SA                                                                                        348,688
       13,600 CGI GROUP INCORPORATED+                                                                              187,991
      118,475 CIELO SA                                                                                           1,011,886
       43,695 COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                2,517,050
       77,500 COMPUTER SCIENCES CORPORATION                                                                      3,085,275
       49,614 COMPUTERSHARE LIMITED                                                                                418,904
      168,177 CONVERGYS CORPORATION+                                                                             1,703,633
       57,456 CORELOGIC INCORPORATED                                                                               992,265
       51,239 CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                            937,674
        3,400 CSK HOLDINGS CORPORATION<<                                                                            11,130
       34,572 DIMENSION DATA HOLDINGS PLC                                                                           63,838
       20,245 DST SYSTEMS INCORPORATED<<                                                                           824,781
       60,865 EURONET WORLDWIDE INCORPORATED+                                                                      856,979
       49,400 FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                1,276,496
       81,614 FISERV INCORPORATED+                                                                               4,083,148
       32,964 GARTNER INCORPORATED+                                                                                945,408
       43,212 GLOBAL PAYMENTS INCORPORATED                                                                       1,626,068
       26,435 HCL TECHNOLOGIES LIMITED                                                                             214,981
       49,961 HEWITT ASSOCIATES INCORPORATED+                                                                    2,411,617
      309,000 HI SUN TECHNOLOGY CHINA LIMITED+                                                                     108,048
        6,012 INDRA SISTEMAS SA                                                                                    100,605
        2,500 INES CORPORATION                                                                                      16,278
       51,314 INFOSYS TECHNOLOGIES LIMITED                                                                       2,960,427
       23,617 INFOSYS TECHNOLOGIES LIMITED ADR<<                                                                 1,353,018
      187,146 INTERNATIONAL BUSINESS MACHINES CORPORATION                                                       23,062,002
       10,643 IRESS MARKET TECHNOLOGY LIMITED                                                                       73,196
        8,106 IT HOLDINGS CORPORATION                                                                               91,471
        3,000 ITOCHU TECHNO-SCIENCE CORPORATION                                                                     97,774
       72,745 LOGICA PLC                                                                                           121,048
       29,229 MANTECH INTERNATIONAL CORPORATION CLASS A+                                                         1,034,414
       14,038 MASTERCARD INCORPORATED CLASS A                                                                    2,784,578

                   Wells Fargo Advantage Master Portfolios 179


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
IT SERVICES (continued)
        9,756 MPHASIS LIMITED+                                                                              $      128,753
          800 NEC FIELDING LIMITED                                                                                   8,561
           60 NET ONE SYSTEMS COMPANY LIMITED                                                                       69,135
       37,505 NEUSTAR INCORPORATED CLASS A+                                                                        830,361
        9,400 NIHON UNISYS LIMITED                                                                                  64,226
       17,300 NOMURA RESEARCH INSTITUTE LIMITED                                                                    336,280
          600 NS SOLUTIONS CORPORATION                                                                              10,392
          148 NTT DATA CORPORATION                                                                                 462,973
          720 OBIC COMPANY LIMITED                                                                                 135,498
        2,000 OTSUKA CORPORATION                                                                                   131,651
        8,475 PATNI COMPUTER SYSTEMS LIMITED                                                                        81,714
       50,976 REDECARD SA                                                                                          696,612
      195,018 SAIC INCORPORATED+<<                                                                               2,901,868
       16,451 SATYAM COMPUTER SERVICES LIMITED<<                                                                    74,359
       39,385 SATYAM COMPUTER SERVICES LIMITED+                                                                     66,981
        7,620 SMS MANAGEMENT & TECHNOLOGY LIMITED                                                                   42,101
       57,236 TATA CONSULTANCY SERVICES LIMITED                                                                  1,026,634
        3,875 TECH MAHINDRA LIMITED+                                                                                52,577
       39,904 TELETECH HOLDINGS INCORPORATED+                                                                      505,983
       88,389 TERADATA CORPORATION+                                                                              2,893,856
        2,740 TIETOENATOR OYJ                                                                                       45,070
        2,200 TKC AS                                                                                                39,726
       96,294 TOTAL SYSTEM SERVICES INCORPORATED                                                                 1,367,375
        1,300 TRANSCOSMOS INCORPORATED                                                                              10,554
       72,244 VISA INCORPORATED                                                                                  4,983,391
       28,597 WIPRO LIMITED<<                                                                                      366,896
       20,880 WIPRO LIMITED                                                                                        177,662
        3,790 WIRECARD AG                                                                                           44,004
       50,085 WRIGHT EXPRESS CORPORATION+<<                                                                      1,608,229
                                                                                                                83,992,328
                                                                                                            --------------
OFFICE ELECTRONICS: 0.22%
       40,000 ABILITY ENTERPRISE COMPANY LIMITED                                                                    61,809
       24,100 BROTHER INDUSTRIES LIMITED                                                                           258,757
      123,000 CANON INCORPORATED                                                                                 5,014,582
            7 CANON INCORPORATED ADR                                                                                   286
       53,000 KONICA MINOLTA HOLDINGS INCORPORATED                                                                 463,064
        1,475 NEOPOST SA                                                                                           104,235
        3,572 OCE NV                                                                                                31,854
       79,565 RICOH COMPANY LIMITED                                                                              1,017,174
        3,700 RISO KAGAKU CORPORATION                                                                               44,527
       19,000 TOSHIBA TEC CORPORATION                                                                               68,075
      148,139 XEROX CORPORATION<<                                                                                1,250,293
       30,607 ZEBRA TECHNOLOGIES CORPORATION+                                                                      875,972
                                                                                                                 9,190,628
                                                                                                            --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.31%
      677,999 ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED                                                      466,688
       18,500 ADVANTEST CORPORATION                                                                                351,018
        4,393 AIXTRON AG <<                                                                                        109,114
       61,000 ALI CORPORATION                                                                                       89,308
      159,216 ALTERA CORPORATION                                                                                 3,927,859
      175,359 AMKOR TECHNOLOGY INCORPORATED+<<                                                                     889,070
      148,700 APPLIED MATERIALS INCORPORATED                                                                     1,544,993
       99,687 APPLIED MICRO CIRCUITS CORPORATION+<<                                                              1,074,626

                   180 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
       88,071 ARM HOLDINGS PLC                                                                              $      495,437
        1,848 ASM INTERNATIONAL NV                                                                                  40,831
       17,500 ASM PACIFIC TECHNOLOGY                                                                               141,620
       25,119 ASML HOLDING NV                                                                                      626,296
       90,717 ATHEROS COMMUNICATIONS INCORPORATED+<<                                                             2,237,081
      626,014 ATMEL CORPORATION+<<                                                                               3,630,881
        1,400 AXELL CORPORATION                                                                                     41,578
       64,300 BROADCOM CORPORATION CLASS A                                                                       1,927,071
       29,942 CABOT MICROELECTRONICS CORPORATION+                                                                  896,164
       51,897 CREE INCORPORATED+<<                                                                               2,778,565
        9,097 CSR PLC+                                                                                              39,190
       38,392 CYMER INCORPORATED+<<                                                                              1,129,877
       23,000 DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                       100,750
        3,000 DISCO CORPORATION                                                                                    149,804
       44,000 ELAN MICROELECTRONICS CORPORATION                                                                     58,444
       19,200 ELPIDA MEMORY INCORPORATED+                                                                          230,601
      114,210 EPISTAR CORPORATION                                                                                  294,492
      193,152 FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                1,493,065
       22,410 FARADAY TECHNOLOGY CORPORATION                                                                        36,587
        6,900 FIRST SOLAR INCORPORATED+<<                                                                          882,165
       62,964 FORMFACTOR INCORPORATED+                                                                             442,007
       12,600 FORMOSA SUMCO TECHNOLOGY CORPORATION                                                                  22,853
       62,865 GINTECH ENERGY CORPORATION                                                                           182,900
        4,386 GLOBAL UNICHIP CORPORATION                                                                            14,445
       58,066 GREATEK ELECTRONIC INCORPORATED                                                                       53,292
       79,807 HYNIX SEMICONDUCTOR INCORPORATED+                                                                  1,404,561
       57,136 INFINEON TECHNOLOGIES AG+                                                                            318,657
      214,888 INOTERA MEMORIES INCORPORATED                                                                        103,640
      247,836 INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                       1,268,920
      616,334 INTEL CORPORATION                                                                                 10,921,438
       57,902 INTERSIL CORPORATION CLASS A<<                                                                       578,730
      144,063 KING YUAN ELECTRONICS COMPANY LIMITED                                                                 58,014
       27,582 KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                            55,105
        3,147 KONTRON AG                                                                                            22,169
      321,544 LSI LOGIC CORPORATION+<<                                                                           1,292,607
      509,192 MACRONIX INTERNATIONAL                                                                               271,016
       73,627 MARVELL TECHNOLOGY GROUP LIMITED+                                                                  1,173,614
      153,700 MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                           2,439,219
      141,367 MEDIATEK INCORPORATED                                                                              1,926,288
      115,859 MEMC ELECTRONIC MATERIALS INCORPORATED+<<                                                          1,192,189
       91,700 MICROCHIP TECHNOLOGY INCORPORATED<<                                                                2,539,173
          600 MICRONICS JAPAN COMPANY LIMITED                                                                        6,285
          600 MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                          5,942
        6,300 MITSUI HIGH-TEC INCORPORATED                                                                          33,296
      332,833 NANYA TECHNOLOGY CORPORATION                                                                         190,137
        1,400 NEC ELECTRONICS CORPORATION+                                                                          11,565
       75,475 NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                              1,822,721
       83,790 NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                         199,836
       78,948 OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                            1,618,434
      348,498 PMC-SIERRA INCORPORATED+                                                                           2,411,606
       96,286 POWERTECH TECHNOLOGY INCORPORATED                                                                    285,546
        8,268 PV CRYSTALOX SOLAR PLC                                                                                 7,101
        2,396 Q-CELLS AG+                                                                                           15,546
      151,256 RAMBUS INCORPORATED+<<                                                                             2,696,894
       49,983 REALTEK SEMICONDUCTOR CORPORATION                                                                     98,768

                   Wells Fargo Advantage Master Portfolios 181


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
       22,630 RENEWABLE ENERGY CORPORATION AS+<<                                                            $       58,339
      376,166 RF MICRO DEVICES INCORPORATED+<<                                                                   1,835,690
       15,166 RICHTEK TECHNOLOGY CORPORATION                                                                       103,209
       10,800 ROHM COMPANY LIMITED                                                                                 651,780
       15,614 SAMSUNG ELECTRONICS COMPANY LIMITED                                                                9,845,845
        7,000 SANKEN ELECTRIC COMPANY LIMITED                                                                       22,164
    1,637,000 SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                               104,170
        9,000 SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                     29,889
        2,200 SHINKAWA LIMITED                                                                                      24,092
        6,300 SHINKO ELECTRIC INDUSTRIES                                                                            69,067
       14,168 SILEX SYSTEMS LIMITED+                                                                                56,724
       60,291 SILICON LABORATORIES INCORPORATED+<<                                                               2,299,499
      483,471 SILICONWARE PRECISION INDUSTRIES COMPANY                                                             435,417
        3,034 SOITEC SA+                                                                                            25,734
        3,922 SOLARWORLD AG<<                                                                                       44,602
       39,442 STMICROELECTRONICS NV                                                                                261,910
       14,300 SUMCO CORPORATION                                                                                    243,241
       71,000 SUNPOWER CORPORATION+<<                                                                              767,510
       51,551 SUNPOWER CORPORATION CLASS B+                                                                        533,037
    2,872,298 TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                 5,281,212
      276,308 TERADYNE INCORPORATED+<<                                                                           2,481,246
       64,071 TESSERA TECHNOLOGIES INCORPORATED+                                                                   973,879
       19,800 TOKYO ELECTRON LIMITED                                                                               928,604
        4,100 TOKYO SEIMITSU COMPANY LIMITED                                                                        50,219
       36,130 TRANSCEND INFORMATION INCORPORATED                                                                    93,049
        3,800 ULVAC INCORPORATED                                                                                    62,828
    1,710,301 UNITED MICROELECTRONICS CORPORATION                                                                  694,072
       98,156 VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                            2,436,232
       53,521 VEECO INSTRUMENTS INCORPORATED+<<                                                                  1,778,503
       44,971 VIA TECHNOLOGIES INCORPORATED+                                                                        31,657
      630,000 WINDBOND ELECTRONICS CORPORATION+                                                                    158,710
       76,988 ZORAN CORPORATION+                                                                                   622,063
                                                                                                                94,371,882
                                                                                                            --------------
SOFTWARE: 3.27%
       51,189 ACI WORLDWIDE INCORPORATED+                                                                          972,079
       76,544 ADOBE SYSTEMS INCORPORATED+                                                                        2,124,861
       18,490 ADVENT SOFTWARE INCORPORATED+<<                                                                      918,398
       47,900 ANSYS INCORPORATED+                                                                                1,857,562
        6,672 ASSECO POLAND SA                                                                                     116,443
      121,550 AUTODESK INCORPORATED+<<                                                                           3,373,013
       13,333 AUTONOMY CORPORATION PLC+                                                                            318,991
        3,449 AVEVA GROUP PLC                                                                                       75,482
       45,068 BLACKBOARD INCORPORATED+<<                                                                         1,491,300
       96,800 BMC SOFTWARE INCORPORATED+                                                                         3,490,608
       60,900 CA INCORPORATED                                                                                    1,096,809
      421,000 CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                             2,862,800
        5,100 CAPCOM COMPANY LIMITED                                                                                74,305
      148,917 CHECK POINT SOFTWARE TECHNOLOGIES+                                                                 5,195,714
       98,500 CITRIX SYSTEMS INCORPORATED+                                                                       5,707,090
       55,518 CONCUR TECHNOLOGIES INCORPORATED+<<                                                                2,596,577
        4,240 DASSAULT SYSTEMES SA                                                                                 255,681
          800 DTS CORPORATION                                                                                        8,123
      173,132 ELECTRONIC ARTS INCORPORATED+                                                                      2,638,532
       22,635 FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                            1,664,804

                  182 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
SOFTWARE (continued)
       73,534 FAIR ISAAC CORPORATION<<                                                                      $    1,646,426
        3,146 FINANCIAL TECHNOLOGIES (INDIA) LIMITED                                                                90,805
        2,600 FUJI SOFT INCORPORATED                                                                                39,398
      110,620 HENRY JACK & ASSOCIATES INCORPORATED<<                                                             2,603,995
        3,445 HONG KONG ENERGY HOLDINGS LIMITED+                                                                       235
        2,030 I-FLEX SOLUTIONS LIMITED                                                                              87,846
      118,087 INFORMATICA CORPORATION+                                                                           3,797,678
       51,742 INTUIT INCORPORATED+                                                                               2,214,558
      340,000 KINGDEE INTERNATIONAL SOFTWARE                                                                       128,941
        9,500 KONAMI CORPORATION                                                                                   152,887
        1,752 MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                             76,629
       83,343 MCAFEE INCORPORATED+                                                                               3,921,288
      157,717 MENTOR GRAPHICS CORPORATION+                                                                       1,433,648
       20,166 MICRO FOCUS INTERNATIONAL PLC                                                                         93,216
      105,183 MICROS SYSTEMS INCORPORATED+<<                                                                     4,007,472
    1,138,471 MICROSOFT CORPORATION                                                                             26,731,299
       26,285 MISYS PLC                                                                                            110,294
        1,699 NCSOFT CORPORATION                                                                                   325,940
        4,405 NICE SYSTEMS LIMITED+                                                                                118,267
       12,500 NINTENDO COMPANY LIMITED                                                                           3,478,753
        4,000 NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED                                                             43,090
      537,713 NOVELL INCORPORATED+                                                                               3,021,947
      128,042 NUANCE COMMUNICATIONS INCORPORATED+<<                                                              1,879,657
          300 OBIC BUSINESS CONSULTANTS LIMITED                                                                     15,373
      558,415 ORACLE CORPORATION                                                                                12,218,120
        3,300 ORACLE CORPORATION JAPAN                                                                             169,301
      180,640 PARAMETRIC TECHNOLOGY CORPORATION+                                                                 3,079,912
       99,676 RED HAT INCORPORATED+                                                                              3,443,806
       54,107 ROVI CORPORATION+                                                                                  2,354,196
          914 ROYALBLUE GROUP PLC                                                                                   19,218
       73,020 SAGE GROUP PLC                                                                                       274,257
       20,050 SALESFORCE.COM INCORPORATED+                                                                       2,203,094
       53,836 SAP AG                                                                                             2,350,647
          940 SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                             38,196
          959 SOFTWARE AG                                                                                          100,614
       91,027 SOLERA HOLDINGS INCORPORATED<<                                                                     3,611,951
        5,000 SQUARE ENIX COMPANY LIMITED                                                                          103,202
          900 SUMISHO COMPUTER SYSTEMS                                                                              13,884
      127,219 TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                      1,058,462
        8,000 TECMO KOEI HOLDINGS COMPANY LIMITED                                                                   51,327
        5,073 TEMENOS GROUP AG+                                                                                    130,416
      259,415 TIBCO SOFTWARE INCORPORATED+<<                                                                     3,758,923
      170,394 TIVO INCORPORATED+<<                                                                               1,339,297
       10,500 TREND MICRO INCORPORATED                                                                             284,841
        3,327 UBISOFT ENTERTAINMENT+                                                                                28,771
       39,071 VMWARE INCORPORATED+<<                                                                             3,069,808
       50,972 WEBSENSE INCORPORATED+                                                                               991,405
           13 WORKS APPLICATIONS COMPANY LIMITED                                                                     6,213
                                                                                                               133,558,675
                                                                                                            --------------
MATERIALS: 7.17%
CHEMICALS: 2.74%
       46,994 A SCHULMAN INCORPORATED                                                                              853,881
        8,000 ACHILLES CORPORATION                                                                                  10,856
        9,800 ADEKA CORPORATION                                                                                     99,971

                   Wells Fargo Advantage Master Portfolios 183


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CHEMICALS (continued)
        9,200 AGRIUM INCORPORATED                                                                           $      640,596
       16,217 AIR LIQUIDE SA                                                                                     1,686,415
       25,000 AIR WATER INCORPORATED                                                                               278,241
       35,459 AIRGAS INCORPORATED                                                                                2,333,202
       13,492 AKZO NOBEL NV                                                                                        712,377
        1,424 ALEXANDRIA MINERAL OILS COMPANY                                                                       11,688
        2,484 ARKEMA                                                                                               103,438
      142,000 ASAHI KASEI CORPORATION                                                                              701,464
        3,000 ASAHI ORGANIC CHEMICALS INDUSTRY COMPANY LIMITED                                                       6,928
       35,774 ASHLAND INCORPORATED                                                                               1,662,060
        9,321 ASIAN PAINTS LIMITED                                                                                 547,421
       53,532 BASF SE NPV                                                                                        2,824,454
       20,600 BATU KAWAN BHD                                                                                        78,904
          300 C UYEMURA & COMPANY LIMITED                                                                           11,195
       78,495 CABOT CORPORATION                                                                                  2,231,613
       71,420 CALGON CARBON CORPORATION+                                                                           891,322
       13,536 CASTROL INDIA LIMITED                                                                                137,015
       37,670 CF INDUSTRIES HOLDINGS INCORPORATED                                                                3,484,475
        5,638 CHEIL INDUSTRIES INCORPORATED+                                                                       491,426
      189,100 CHINA PETROCHEMICAL DEVELOPMENT CORPORATION+                                                         111,569
        9,000 CHINA STEEL CHEMICAL CORPORATION                                                                      28,039
        5,000 CHUGOKU MARINE PAINTS LIMITED                                                                         34,044
          645 CIECH SA                                                                                               5,705
       17,409 CLARIANT AG                                                                                          223,946
        6,649 CRODA INTERNATIONAL                                                                                  130,525
       63,995 CYTEC INDUSTRIES INCORPORATED                                                                      3,035,283
       44,000 DAICEL CHEMICAL INDUSTRIES LIMITED                                                                   269,730
        4,000 DAINICHISEIKA COLOR & CHEMICALS MANUFACTURING COMPANY LIMITED                                         16,903
       65,000 DAINIPPON INK & CHEMICALS INCORPORATED                                                               106,773
        4,000 DAISO COMPANY LIMITED                                                                                 10,903
        2,076 DC CHEMICAL COMPANY LIMITED+                                                                         644,150
       66,000 DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                  265,540
      126,744 DOW CHEMICAL COMPANY                                                                               3,088,751
       38,228 DULUXGROUP LTD COMMON STOCK+                                                                          88,430
        1,200 EARTH CHEMICAL COMPANY LIMITED                                                                        38,195
       34,467 EASTMAN CHEMICAL COMPANY                                                                           2,121,444
       41,838 ECOLAB INCORPORATED                                                                                1,983,121
       99,591 EI DU PONT DE NEMOURS & COMPANY<<                                                                  4,060,325
          477 EMS-CHEMIE HOLDINGS AG                                                                                69,254
       89,112 ETERNAL CHEMICAL COMPANY LIMITED                                                                      87,070
        4,197 FILTRONA PLC                                                                                          15,139
       38,530 FMC CORPORATION                                                                                    2,399,648
      572,170 FORMOSA CHEMICALS & FIBRE CORPORATION                                                              1,271,727
      677,298 FORMOSA PLASTICS CORPORATION                                                                       1,501,160
        1,818 FRUTAROM INDUSTRIES LIMITED                                                                           15,968
       66,000 FUFENG GROUP LIMITED                                                                                  42,338
        1,000 FUJIMI INCORPORATED                                                                                   13,677
          483 GIVAUDAN SA                                                                                          461,473
        6,865 GRASIM INDUSTRIES LIMITED                                                                            294,966
        2,371 GRASIM INDUSTRIES LIMITED GDR(a)                                                                     101,809
        7,410 HANWHA CHEMICAL (KOREA) CORPORATION                                                                  275,349
       10,113 HANWHA CHEMICAL CORPORATION+                                                                         226,486
       75,880 HB FULLER COMPANY                                                                                  1,440,961
       13,500 HITACHI CHEMICAL COMPANY LIMITED                                                                     234,133
        1,667 HONAM PETROCHEMICAL CORPORATION                                                                      260,013

                   184 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CHEMICALS (continued)
      123,000 HUABAO INTERNATIONAL HOLDINGS LIMITED                                                         $      179,628
       96,993 HUNTSMAN CORPORATION                                                                                 883,606
        2,543 HYOSUNG CORPORATION                                                                                  226,959
      174,542 INCITEC PIVOT LIMITED                                                                                523,328
       39,615 INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                    1,810,009
       10,000 ISHIHARA SANGYO KAISHA LIMITED+                                                                        7,261
       27,021 ISRAEL CHEMICALS LIMITED                                                                             340,986
       13,446 JOHNSON MATTHEY PLC                                                                                  327,675
       23,700 JSR CORPORATION                                                                                      349,251
        7,703 K&S AG                                                                                               402,960
       43,000 KANEKA CORPORATION                                                                                   256,946
       35,000 KANSAI PAINT COMPANY LIMITED                                                                         291,215
        6,000 KANTO DENKA KOGYO COMPANY LIMITED                                                                     35,496
        5,300 KEMIRA OYJ                                                                                            63,470
        9,813 KONINKLIJKE DSM NV                                                                                   407,823
       39,500 KURARAY COMPANY LIMITED                                                                              447,143
       14,000 KUREHA CORPORATION                                                                                    71,158
        4,643 LANXESS AG                                                                                           203,346
       57,100 LEE CHANG YUNG CHEMICAL INDUSTRY CORPORATION                                                         110,692
        5,918 LG CHEM LIMITED                                                                                    1,702,986
        9,796 LINDE AG                                                                                           1,103,603
        6,500 LINTEC CORPORATION                                                                                   132,074
       36,193 LUBRIZOL CORPORATION                                                                               3,377,169
       17,856 MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                    61,332
        4,300 METHANEX CORPORATION                                                                                  91,779
       23,915 MINERALS TECHNOLOGIES INCORPORATED                                                                 1,281,844
      147,000 MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                             696,417
       43,000 MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                         232,377
       13,000 MITSUBISHI RAYON COMPANY LIMITED                                                                      48,435
       95,000 MITSUI CHEMICALS INCORPORATED                                                                        243,126
       78,608 MONSANTO COMPANY                                                                                   4,138,711
       67,276 NALCO HOLDING COMPANY                                                                              1,528,511
      911,570 NAN YA PLASTICS CORPORATION                                                                        1,758,601
       14,451 NEWMARKET CORPORATION                                                                              1,452,759
        2,000 NIHON NOHYAKU COMPANY LIMITED                                                                         10,927
        6,000 NIHON PARKERIZING COMPANY LIMITED                                                                     71,491
        4,000 NIPPON CHEMICAL INDUSTRIAL COMPANY LIMITED                                                             8,570
       18,000 NIPPON KAYAKU COMPANY LIMITED                                                                        169,480
       24,000 NIPPON PAINT COMPANY LIMITED                                                                         147,697
       15,000 NIPPON SHOKUBAI COMPANY LIMITED                                                                      130,699
       15,000 NIPPON SODA COMPANY LIMITED                                                                           48,566
        7,000 NIPPON SYNTHETIC CHEMICAL INDUSTRY COMPANY LIMITED                                                    36,996
        4,000 NIPPON VALQUA INDUSTRIES LIMITED                                                                      10,237
       22,000 NISSAN CHEMICAL INDUSTRIES LIMITED                                                                   223,378
       17,800 NITTO DENKO CORPORATION                                                                              570,803
       17,000 NOF CORPORATION                                                                                       70,015
        2,850 NOVOZYMES A/S CLASS B                                                                                334,749
       10,286 NUFARM LIMITED                                                                                        35,233
       13,846 NUPLEX INDUSTRIES LIMITED                                                                             29,930
        4,000 OKAMOTO INDUSTRIES INCORPORATED                                                                       17,284
       39,204 OM GROUP INCORPORATED+                                                                             1,003,622
       38,228 ORICA LIMITED                                                                                        851,987
       72,660 ORIENTAL UNION CHEMICAL CORPORATION                                                                   55,118
       51,350 PETKIM PETROKIMYA HOLDING SA+                                                                         73,643
       17,000 POTASH CORPORATION OF SASKATCHEWAN                                                                 2,502,931

                   Wells Fargo Advantage Master Portfolios 185


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CHEMICALS (continued)
       17,728 PPG INDUSTRIES INCORPORATED                                                                   $    1,167,034
       45,002 PRAXAIR INCORPORATED<<                                                                             3,871,522
       67,700 PTT CHEMICAL PCL ADR                                                                                 229,308
        4,871 RHODIA SA                                                                                             91,542
      200,472 RPM INTERNATIONAL INCORPORATED                                                                     3,387,977
        3,000 SAKAI CHEMICAL INDUSTRY COMPANY LIMITED                                                               11,356
        3,000 SANYO CHEMICAL INDUSTRIES LIMITED                                                                     20,676
       59,322 SCOTTS MIRACLE-GRO COMPANY<<                                                                       2,801,778
       76,814 SENSIENT TECHNOLOGIES CORPORATION                                                                  2,130,052
       49,000 SHERWIN-WILLIAMS COMPANY                                                                           3,448,620
        4,000 SHIKOKU CHEMICALS CORPORATION                                                                         22,283
       43,200 SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                 2,000,333
        3,100 SHIN-ETSU POLYMER COMPANY LIMITED                                                                     17,269
      179,000 SHOWA DENKO KK                                                                                       317,474
        9,866 SIDI KERIR PETROCHEMCIALS COMPANY                                                                     20,871
       55,444 SIGMA-ALDRICH CORPORATION<<                                                                        2,947,957
          120 SIKA AG                                                                                              210,864
      280,000 SINO UNION ENERGY INVESTMENT+                                                                         23,757
      212,000 SINOCHEM HONG KONG HOLDING LIMITED                                                                   110,378
       10,619 SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                        454,904
      156,683 SOLUTIA INCORPORATED+                                                                              2,121,488
        3,563 SOLVAY SA                                                                                            322,883
          700 ST CORPORATION                                                                                         8,282
          600 STELLA CHEMIFA CORPORATION                                                                            21,569
        3,100 SUMIDA ELECTRIC                                                                                       83,875
       17,000 SUMITOMO BAKELITE COMPANY LIMITED                                                                     82,359
      177,000 SUMITOMO CHEMICAL COMPANY LIMITED                                                                    726,878
        5,273 SYMRISE AG                                                                                           130,303
        5,707 SYNGENTA AG                                                                                        1,317,627
      113,000 TAIWAN FERTILIZER COMPANY LIMITED                                                                    345,695
       30,000 TAIYO NIPPON SANSO CORPORATION                                                                       237,472
       13,000 TAKASAGO INTERNATIONAL CORPORATION                                                                    60,969
       18,422 TATA CHEMICALS LIMITED                                                                               154,848
      105,000 TEIJIN LIMITED                                                                                       322,462
        1,000 TENMA CORPORATION                                                                                      9,951
          865 TESSENDERLO CHEMIE NV                                                                                 24,445
           41 TESSENDERLO CHEMIE STRIP NPV                                                                              16
          200 THE ISRAEL CORPORATION LIMITED+                                                                      160,986
       21,055 THE MOSAIC COMPANY                                                                                 1,235,086
        1,325 TIKKURILA OY                                                                                          26,009
       72,700 TITAN CHEMICALS CORPORATION+                                                                          52,125
       25,000 TOAGOSEI COMPANY LIMITED                                                                              94,632
       21,000 TOKAI CARBON COMPANY LIMITED                                                                         121,985
       47,000 TOKUYAMA CORPORATION                                                                                 227,699
        4,200 TOKYO OHKA KOKYO                                                                                      67,592
      182,000 TORAY INDUSTRIES INCORPORATED                                                                        961,885
       60,000 TOSOH CORPORATION                                                                                    149,982
       22,000 TOYO INK MANUFACTURING COMPANY LIMITED                                                                80,657
       63,000 TSRC CORPORATION                                                                                      91,941
       96,000 UBE INDUSTRIES LIMITED JAPAN                                                                         203,404
        5,961 UMICORE SA                                                                                           207,208
       41,622 UNITED PHOSPHORUS LIMITED                                                                            163,117
        3,441 VICTREX PLC                                                                                           56,784
          925 WACKER CHEMIE AG                                                                                     140,313
       79,563 WR GRACE & COMPANY+                                                                                2,012,944

                   186 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CHEMICALS (continued)
        9,800 YARA INTERNATIONAL ASA                                                                        $      393,874
          600 YUSHIRO CHEMICAL INDUSTRY COMPANY LIMITED                                                              7,892
          351 ZAKLADY AZOTOWE PULAWY SA                                                                              8,497
       22,000 ZEON CORPORATION                                                                                     148,220
                                                                                                               111,835,430
                                                                                                            --------------
CONSTRUCTION MATERIALS: 0.33%
       37,679 ADELAIDE BRIGHTON LIMITED                                                                            109,956
       93,738 AMBUJA CEMENTS LIMITED                                                                               250,187
      112,000 ANHUI CONCH CEMENT COMPANY LIMITED                                                                   398,110
      315,329 ASIA CEMENT CORPORATION                                                                              283,495
       11,219 ASSOCIATED CEMENT COMPANIES LIMITED+                                                                 207,578
      183,000 BBMG CORPORATION                                                                                     235,256
       76,495 BORAL LIMITED                                                                                        299,454
        6,701 BRICKWORKS LIMITED+                                                                                   66,654
        3,462 BUZZI UNICEM SPA                                                                                      31,413
    1,279,343 CEMEX SAB DE CV+                                                                                     995,413
      140,000 CHINA SHANSHUI CEMENT GROUP LIMITED                                                                   76,670
          116 CIMENTS FRANCAIS SA                                                                                    8,757
       13,097 CIMPOR CIMENTOS DE PORTUGAL SA                                                                        80,330
       39,109 CRH PLC                                                                                              608,360
       64,333 FLETCHER BUILDING LIMITED                                                                            337,343
      145,223 GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                                    64,374
        8,071 HEIDELBERGCEMENT AG                                                                                  323,716
       14,343 HOLCIM LIMITED                                                                                       863,194
        1,463 IMERYS SA                                                                                             72,649
       26,354 INDIA CEMENTS LIMITED                                                                                 59,946
      214,500 INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                   419,029
        3,427 ITALCEMENTI SPA                                                                                       24,624
        2,435 ITALCEMENTI SPA RSP                                                                                    9,898
          261 ITALMOBILIARE SPA                                                                                      5,054
       39,731 JAMES HARDIE INDUSTRIES NV                                                                           188,408
       30,270 LAFARGE MALAYAN CEMENT BHD                                                                            72,151
       10,817 LAFARGE SA                                                                                           498,349
       24,032 MARTIN MARIETTA MATERIALS INCORPORATED<<                                                           1,759,142
        7,805 NUH CIMENTO                                                                                           53,156
       76,819 PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                             312,797
          386 RHI AG+                                                                                               10,304
          887 SA DES CIMENTS VICAT                                                                                  53,634
      163,000 SEMEN GRESIK PERSERO TBK PT                                                                          156,956
        2,671 SHREE CEMENT LIMITED                                                                                 106,315
       31,300 SIAM CEMENT PUB COMPANY                                                                              310,050
       10,000 SIAM CITY CEMENT PCL                                                                                  69,979
        4,510 SUEZ CEMENT COMPANY                                                                                   30,519
       40,000 SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                 66,183
       90,000 TAIHEIYO CEMENT CORPORATION<<                                                                        100,702
      461,854 TAIWAN CEMENT CORPORATION                                                                            424,599
       39,000 TCC INTERNATIONAL HOLDINGS LIMITED                                                                    13,437
       29,627 TEXAS INDUSTRIES INCORPORATED<<                                                                      895,920
        2,650 TITAN CEMENT COMPANY SA                                                                               49,702
       13,602 ULTRA TECH CEMENT LIMITED                                                                            260,965
       61,145 VULCAN MATERIALS COMPANY<<                                                                         2,247,690
       14,000 YTL CEMENT BHD                                                                                        17,800
                                                                                                                13,530,218
                                                                                                            --------------

                  Wells Fargo Advantage Master Portfolios 187


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CONTAINERS & PACKAGING: 0.48%
      129,355 AMCOR LIMITED                                                                                 $      775,688
       14,000 AMVIG HOLDINGS LIMITED                                                                                 8,999
       83,015 APTARGROUP INCORPORATED                                                                            3,457,575
       54,467 BEMIS COMPANY INCORPORATED                                                                         1,572,462
        2,512 CASCADES INCORPORATED                                                                                 14,864
          424 CCL INDUSTRIES INCORPORATED                                                                           12,243
       85,792 CROWN HOLDINGS INCORPORATED+                                                                       2,390,165
       15,849 DS SMITH PLC                                                                                          32,936
        1,500 FP CORPORATION                                                                                        81,240
        2,400 FUJI SEAL INTERNATIONAL INCORPORATED                                                                  47,480
        4,400 HUHTAMAKI OYJ                                                                                         51,410
       48,278 LA SEDA DE BARCELONA SA+                                                                               4,221
          155 MAYR-MELNHOF KARTON AG+                                                                               14,757
        9,000 NIHON YAMAMURA GLASS COMPANY LIMITED                                                                  21,747
       50,096 PACKAGING CORPORATION OF AMERICA                                                                   1,116,640
       23,000 RENGO COMPANY LIMITED                                                                                153,863
       60,844 REXAM PLC                                                                                            282,366
       51,155 ROCK-TENN COMPANY CLASS A                                                                          2,464,648
       79,700 SEALED AIR CORPORATION                                                                             1,634,647
       26,957 SILGAN HOLDINGS INCORPORATED                                                                         805,745
        6,101 SMURFIT KAPPA GROUP PLC                                                                               52,188
       50,144 SONOCO PRODUCTS COMPANY                                                                            1,577,029
      167,500 TEMPLE-INLAND INCORPORATED                                                                         2,668,275
       20,200 TOYO SEIKAN KAISHA LIMITED                                                                           321,478
                                                                                                                19,562,666
                                                                                                            --------------
METALS & MINING: 3.32%
        3,050 ABER DIAMOND CORPORATION+                                                                             30,690
        4,982 ACERINOX SA                                                                                           78,571
        9,417 AFRICAN RAINBOW MINERALS LIMITED+                                                                    196,997
        9,122 AGNICO EAGLE MINES LIMITED                                                                           594,019
       18,000 AICHI STEEL CORPORATION                                                                               81,633
      142,180 AK STEEL HOLDING CORPORATION<<                                                                     1,811,373
        4,367 ALAMOS GOLD INCORPORATED                                                                              69,456
      244,013 ALUMINA LIMITED                                                                                      372,324
      516,000 ALUMINUM CORPORATION OF CHINA LIMITED                                                                409,948
       46,746 ANDEAN RESOURCES LIMITED+                                                                            206,702
      392,674 ANEKA TAMBANG TBK PT                                                                                  90,182
       78,160 ANGLO AMERICAN PLC                                                                                 2,804,961
        8,786 ANGLO PLATINUM LIMITED                                                                               727,302
       47,455 ANGLOGOLD ASHANTI LIMITED                                                                          2,035,900
       23,413 ANTOFAGASTA PLC                                                                                      370,564
       38,947 AQUARIUS PLATINUM LIMITED                                                                            163,207
       53,489 ARCELORMITTAL<<                                                                                    1,560,726
        2,580 ASSORE LIMITED                                                                                       244,182
       33,910 ATLAS IRON LIMITED+                                                                                   63,055
        6,389 AURIZON MINES LIMITED+                                                                                42,480
        6,662 AUSDRILL LIMITED                                                                                      10,669
       19,101 AVOCA RESOURCES LIMITED+                                                                              50,643
       57,100 BARRICK GOLD CORPORATION<<                                                                         2,674,680
      362,505 BHP BILLITON LIMITED                                                                              11,949,396
      129,946 BHP BILLITON PLC                                                                                   3,650,029
        1,665 BHUSHAN STEEL LIMITED                                                                                 64,331
      203,248 BLUESCOPE STEEL LIMITED                                                                              386,976
       12,500 BOLIDEN AB                                                                                           141,631

                  188 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
METALS & MINING (continued)
        4,300 BRADESPAR SA                                                                                  $       90,101
       13,343 CAP SA                                                                                               527,832
       68,658 CARPENTER TECHNOLOGY CORPORATION                                                                   2,129,085
       66,898 CENTAMIN EGYPT LIMITED+                                                                              182,625
       13,776 CENTERRA GOLD INCORPORATED                                                                           193,395
       28,363 CGA MINING LIMITED+                                                                                   54,002
       28,200 CHINA METAL RECYCLING HOLDINGS LIMITED                                                                27,842
      156,000 CHINA MINING RESOURCES GROUP LIMITED+                                                                  4,252
      278,043 CHINA RARE EARTH HOLDINGS LIMITED                                                                     69,701
    1,319,965 CHINA STEEL CORPORATION                                                                            1,248,515
      128,000 CHINA ZHONGWANG HOLDINGS LIMITED                                                                      75,693
        2,600 CHUBU STEEL PLATE COMPANY LIMITED                                                                     13,246
      130,203 CHUNG HUNG STEEL CORPORATION                                                                          58,123
       19,009 CIA DE MINAS BUENAVENTURA SA+                                                                        775,448
       65,483 CIA MINERA MILPO SA                                                                                  162,713
      103,178 CIA SIDERURGICA NACIONAL SA                                                                        1,580,349
      170,946 CIA VALE DO RIO DOCE                                                                               4,563,102
       71,800 CLIFFS NATURAL RESOURCES INCORPORATED                                                              4,393,442
       38,864 COAL OF AFRICA LIMITED+                                                                               45,815
      137,123 COEUR D'ALENE MINES CORPORATION+<<                                                                 2,353,031
      174,936 COMMERCIAL METALS COMPANY<<                                                                        2,279,416
       42,765 COMPASS MINERALS INTERNATIONAL INCORPORATED<<                                                      3,068,389
        8,600 CONS THOMPSON IRON MINES LIMITED+                                                                     67,745
       10,995 CUDECO LIMITED+                                                                                       20,738
       39,000 DAIDO STEEL COMPANY LIMITED                                                                          184,764
        7,000 DELONG HOLDINGS LIMITED+                                                                               2,556
        4,548 DETOUR GOLD CORPORATION+                                                                             135,841
        3,875 DOMINION RESOURCES BLACK WARRIOR                                                                       7,619
        3,623 DONGKUK STEEL MILL COMPANY LIMITED+                                                                   72,526
       29,000 DOWA MINING COMPANY LIMITED                                                                          149,816
       32,617 EASTERN PLATINUM LIMITED+                                                                             32,729
          164 EL EZZ ALDEKHELA STEEL ALEXANDRIA+                                                                    24,720
       15,612 EL EZZ STEEL COMPANY+                                                                                 49,718
       30,770 ELDORADO GOLD CORPORATION                                                                            604,233
       28,674 EQUINOX MINERALS LIMITED+                                                                            127,996
          305 ERAMET                                                                                                77,360
       95,296 EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                275,831
       13,254 EURASIAN NATURAL RESOURCES CORPORATION                                                               172,373
        6,327 EUROPEAN GOLDFIELDS LIMITED+                                                                          56,485
        8,718 EXXARO RESOURCES LIMITED                                                                             135,280
       61,690 FENG HSIN IRON & STEEL COMPANY                                                                        94,748
        3,961 FIRST QUANTUM MINERALS LIMITED                                                                       228,370
        3,084 FIRST QUANTUM MINERALS LIMITED(a)                                                                    164,543
      139,305 FORTESCUE METALS GROUP LIMITED+                                                                      580,038
      103,500 FOSUN INTERNATIONAL                                                                                   79,035
        6,007 FRANCO-NEVADA CORPORATION                                                                            179,193
       62,741 FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                4,516,097
        7,329 FRESNILLO PLC                                                                                        122,517
        4,776 FRONTEER GOLD INCORPORATED+                                                                           35,472
      358,000 FUSHAN INTERNATIONAL ENERGY GROUP LIMITED                                                            187,313
       32,774 GABRIEL RESOURCES LIMITED+                                                                           153,059
        6,192 GAMMON LAKE RESOURCES INCORPORATED+                                                                   44,363
        8,909 GERDAU SA                                                                                             88,164
       42,268 GINDALBIE METALS LIMITED+                                                                             33,469
        7,000 GODO STEEL LIMITED                                                                                    14,998

                   Wells Fargo Advantage Master Portfolios 189


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
METALS & MINING (continued)
       88,354 GOLD FIELDS LIMITED                                                                           $    1,269,902
       41,936 GOLDCORP INCORPORATED                                                                              1,860,152
       13,559 GOLDEN STAR RESOURCES LIMITED+                                                                        63,704
      456,658 GRUPO MEXICO SAB DE CV                                                                             1,173,180
       47,245 HARMONY GOLD MINING COMPANY LIMITED                                                                  489,811
      377,174 HECLA MINING COMPANY+<<                                                                            2,157,435
       88,000 HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LIMITED                                                     72,063
      141,841 HINDALCO INDUSTRIES LIMITED                                                                          501,750
       47,917 HINDALCO INDUSTRIES LIMITED GDR(a)                                                                   169,396
        2,626 HINDUSTAN ZINC LIMITED                                                                                58,412
       16,000 HITACHI METALS LIMITED                                                                               172,360
        6,164 HUDBAY MINERALS INCORPORATED                                                                          85,320
        7,606 HYUNDAI STEEL COMPANY+                                                                               685,168
       22,249 IAMGOLD CORPORATION                                                                                  417,293
       44,558 ILUKA RESOURCES LIMITED+                                                                             220,020
       77,789 IMPALA PLATINUM HOLDINGS LIMITED                                                                   1,835,293
        9,187 INDEPENDENCE GROUP NL                                                                                 44,710
       13,243 INDOPHIL RESOURCES NL+                                                                                10,015
       10,423 INDUSTRIAS PENOLES SAB DE CV                                                                         217,945
        2,652 INMET MINING CORPORATION                                                                             127,010
      247,428 INTERNATIONAL NICKEL INDONESIA TBK                                                                   117,073
       18,593 IVANHOE MINES LIMITED+                                                                               331,286
       57,100 JFE HOLDINGS INCORPORATED                                                                          1,686,289
      198,000 JIANGXI COPPER COMPANY LIMITED                                                                       429,663
       84,355 JINDAL STEEL & POWER LIMITED                                                                       1,227,039
      115,718 JSC MMC NORILSK NICKEL ADR<<                                                                       1,961,420
       18,584 JSW STEEL LIMITED                                                                                    446,921
       22,105 KAISER ALUMINUM CORPORATION<<                                                                        816,117
       10,160 KAZAKHMYS PLC                                                                                        180,127
       18,365 KGHM POLSKA MIEDZ SA                                                                                 621,272
        9,114 KINGSGATE CONSOLIDATED LIMITED                                                                        81,249
       40,869 KINROSS GOLD CORPORATION                                                                             691,019
      320,000 KOBE STEEL LIMITED                                                                                   662,778
        1,674 KOREA ZINC COMPANY LIMITED                                                                           372,109
        9,411 KUMBA IRON ORE LIMITED                                                                               427,827
        2,500 KYOEI STEEL LIMITED                                                                                   34,371
        1,778 LABRADOR IRON ORE ROYALTY COMPANY UNIT NPV                                                            76,115
       38,384 LAKE SHORE GOLD CORPORATION+                                                                         136,424
      110,078 LIHIR GOLD LIMITED(a)                                                                                454,709
        8,473 LONMIN PLC                                                                                           198,558
       21,355 LUNDIN MINING CORPORATION+                                                                            84,911
      176,167 LYNAS CORPORATION LIMITED+                                                                           153,601
       12,547 MACARTHUR COAL LIMITED                                                                               125,919
          303 MAJOR DRILLING GROUP INTERNATIONAL                                                                     6,697
       12,400 MARUICHI STEEL TUBE LIMITED                                                                          236,162
       13,856 MEDUSA MINING LIMITED+                                                                                49,311
       65,000 MIDAS HOLDINGS LIMITED                                                                                41,479
       62,536 MINARA RESOURCES LIMITED                                                                              41,172
       16,028 MINCOR RESOURCES NL                                                                                   24,670
        4,880 MINEFINDERS CORPORATION+                                                                              45,031
       51,259 MINERAL DEPOSIT LIMITED+                                                                              42,413
       17,239 MIRABELA NICKEL LIMITED+                                                                              25,997
      144,000 MITSUBISHI MATERIALS CORPORATION                                                                     380,526
       10,000 MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                        19,641
       57,000 MITSUI MINING & SMELTING COMPANY LIMITED                                                             153,339
        5,500 MITSUI MINING COMPANY LIMITED                                                                          7,463
       21,413 MITTAL STEEL SOUTH AFRICA LIMITED                                                                    239,245

                   190 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
METALS & MINING (continued)
      106,035 MOUNT GIBSON IRON LIMITED+                                                                    $      164,151
       36,942 MURCHISON METALS LIMITED+                                                                             45,686
        1,152 MYTILINEOS HOLDINGS SA+                                                                                6,131
       14,000 NAKAYAMA STEEL WORKS LIMITED                                                                          18,998
    5,418,300 NAKORNTHAI STRIP MILL PCL+                                                                            41,553
        9,139 NATIONAL ALUMINIUM COMPANY LIMITED                                                                    77,285
          900 NETUREN COMPANY LIMITED                                                                                6,203
       19,186 NEW GOLD INCORPORATED+                                                                               121,447
       51,351 NEWCREST MINING LIMITED                                                                            1,701,841
       70,564 NEWMONT MINING CORPORATION                                                                         4,326,984
        2,560 NEWMONT MINING CORPORATION OF CANADA LIMITED                                                         157,055
       10,000 NIPPON DENKO COMPANY LIMITED                                                                          74,634
       79,000 NIPPON LIGHT METAL COMPANY LIMITED                                                                   126,009
       19,000 NIPPON METAL INDUSTRY COMPANY LIMITED                                                                 24,426
      674,000 NIPPON STEEL CORPORATION                                                                           2,222,331
       12,500 NIPPON YAKIN KOGYO COMPANY LIMITED                                                                    36,305
       75,000 NISSHIN STEEL COMPANY LIMITED                                                                        120,521
        3,000 NITTETSU MINING COMPANY LIMITED                                                                        9,749
       21,975 NMDC LIMITED                                                                                         112,351
        1,317 NORDDEUTSCHE AFFINERIE AG                                                                             52,314
       56,832 NORSK HYDRO ASA<<                                                                                    270,764
       27,423 NORTHAM PLATINUM LIMITED                                                                             149,665
        2,200 NORTHERN DYNASTY MINERALS+                                                                            15,143
       15,900 NORTHGATE MINERALS CORPORATION+                                                                       48,012
        4,131 NOVAGOLD RESOURCES INCORPORATED+                                                                      30,759
       40,600 NUCOR CORPORATION                                                                                  1,493,268
        4,393 NYRSTAR                                                                                               47,041
       28,126 OM HOLDINGS LIMITED                                                                                   38,161
      151,751 ONESTEEL LIMITED                                                                                     388,837
       15,082 OSISKO MINING CORPORATION+                                                                           200,697
        5,218 OUTOKUMPU OYJ                                                                                         85,301
      309,228 OZ MINERALS LIMITED                                                                                  335,647
       14,000 PACIFIC METALS COMPANY LIMITED                                                                       100,655
        5,599 PAN AMERICAN SILVER CORPORATION                                                                      139,194
      182,747 PAN AUSTRALIAN RESOURCES LIMITED+                                                                     95,928
        8,612 PETROPAVLOVSK PLC                                                                                    140,663
        8,542 POSCO                                                                                              3,466,247
        9,673 QUADRA FNX MINING LIMITED+                                                                           105,769
        4,767 RANDGOLD RESOURCES LIMITED                                                                           444,503
        4,052 RAUTARUUKKI OYJ                                                                                       71,118
       41,000 REAL GOLD MINING LIMITED                                                                              61,563
       13,239 RED BACK MINING INCORPORATED+                                                                        395,177
       46,637 RIO TINTO LIMITED                                                                                  2,908,241
       82,179 RIO TINTO PLC                                                                                      4,159,118
       27,172 ROYAL GOLD INCORPORATED<<                                                                          1,333,330
       39,608 RTI INTERNATIONAL METALS INCORPORATED+<<                                                           1,093,181
       21,272 SALLY MALAY MINING LIMITED                                                                            45,422
        2,771 SALZGITTER AG                                                                                        168,151
        9,000 SANYO SPECIAL STEEL COMPANY LIMITED                                                                   41,459
       28,979 SCHNITZER STEEL INDUSTRY<<                                                                         1,282,031
        2,100 SEABRIDGE GOLD INCORPORATED+                                                                          62,940
       11,996 SEMAFO INCORPORATED+                                                                                  98,321
       55,179 SESA GOA LIMITED                                                                                     372,787
       13,540 SHERRITT INTERNATIONAL CORPORATION                                                                    86,978
        3,781 SHREE PRECOATED STEELS LIMITED+                                                                          961
        3,223 SILVER STANDARD RESOURCES INCORPORATED+                                                               56,762

                   Wells Fargo Advantage Master Portfolios 191


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
METALS & MINING (continued)
       19,941 SILVER WHEATON CORPORATION+                                                                   $      449,741
        8,391 SILVERCORP METALS INCORPORATED                                                                        61,535
       15,116 SIMS GROUP LIMITED                                                                                   223,249
        3,244 SOCIEDAD MINERA CERRO VERDE SA                                                                        78,505
        3,920 SOCIEDAD MINERA EL BROCAL SA                                                                          57,041
       28,766 SOUTHERN COPPER CORPORATION                                                                          869,884
        9,251 SSAB SVENSKT STAL AB CLASS A                                                                         126,658
        4,150 SSAB SVENSKT STAL AB CLASS B+                                                                         50,194
      125,356 ST BARBARA LIMITED+                                                                                   36,247
       76,756 STEEL AUTHORITY OF INDIA LIMITED                                                                     304,642
      179,540 STERLITE INDUSTRIES INDIA LIMITED                                                                    576,330
        3,800 STRAITS RESOURCES LIMITED                                                                              5,088
       11,000 SUMITOMO LIGHT METAL INDUSTRIES LIMITED                                                               11,653
      402,000 SUMITOMO METAL INDUSTRIES LIMITED                                                                    942,673
       59,000 SUMITOMO METAL MINING COMPANY LIMITED                                                                754,970
        2,700 SUMITOMO TITANIUM CORPORATION                                                                        124,217
       42,782 SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                                  5,519
        6,222 SYLVANIA RESOURCES LIMITED+                                                                            4,207
        8,732 TASEKO MINES LIMITED+                                                                                 38,487
       85,152 TATA STEEL LIMITED                                                                                   946,194
       27,808 TECK COMINCO INCORPORATED LIMITED                                                                    930,193
        6,878 THOMPSON CREEK METALS COMPANY INCORPORATED+                                                           58,889
       17,584 THYSSENKRUPP AG                                                                                      481,209
       40,538 TITANIUM METALS CORPORATION+<<                                                                       734,549
        3,000 TOHO TITANIUM COMPANY LIMITED                                                                         74,634
       18,000 TOHO ZINC COMPANY LIMITED                                                                             63,207
       29,000 TOKYO ROPE MANUFACTURING<<                                                                            64,897
       11,200 TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                            122,385
       47,000 TON YI INDUSTRIAL CORPORATION                                                                         21,935
       18,000 TOPY INDUSTRIES LIMITED                                                                               37,710
       87,962 TUNG HO STEEL ENTERPRISE CORPORATION                                                                  76,061
       54,500 TYCOONS WORLDWIDE GROUPS THAILAND PCL+                                                                12,974
       75,987 UNITED STATES STEEL CORPORATION<<                                                                  3,230,207
       17,994 USINAS SIDERURGICAS DE MINAS GERAIS SA                                                               472,736
        6,812 VEDANTA RESOURCES PLC                                                                                197,348
        1,430 VIOHALCO SA                                                                                            6,669
        5,693 VOESTALPINE AG                                                                                       168,963
      110,396 VOLCAN CIA MINERA SAA                                                                                120,382
       28,393 WALTER INDUSTRIES INCORPORATED                                                                     2,045,432
       13,015 WESTERN AREAS NL                                                                                      59,634
        8,237 WESTERN COAL CORPORATION+                                                                             30,898
       96,772 WORTHINGTON INDUSTRIES<<                                                                           1,376,098
      111,508 XSTRATA PLC                                                                                        1,754,607
       40,068 YAMANA GOLD INCORPORATED                                                                             405,809
        4,800 YAMATO KOGYO COMPANY LIMITED                                                                         108,501
      114,845 YIEH PHUI ENTERPRISE                                                                                  42,663
       16,000 YODOGAWA STEEL WORKS LIMITED                                                                          60,564
      476,000 ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                           329,215
          474 ZPH STALPRODUKT SA                                                                                    63,450
                                                                                                               135,857,956
                                                                                                            --------------
PAPER & FOREST PRODUCTS: 0.30%
        1,791 AHLSTROM OYJ                                                                                          33,364
        5,308 CANFOR CORPORATION+                                                                                   40,519
       86,000 CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                          2,432
        4,000 CHUETSU PULP & PAPER COMPANY LIMITED                                                                   7,237

                   192 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
PAPER & FOREST PRODUCTS (continued)
       15,684 COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA+                                              $      717,339
        5,000 DAIKEN CORPORATION                                                                                    13,332
       10,000 DAIO PAPER CORPORATION                                                                                71,420
       18,315 FIBRIA CELULOSE SA+                                                                                  282,194
       59,667 GUNNS LIMITED                                                                                         33,444
       16,000 HOKUETSU PAPER MILLS LIMITED                                                                          76,753
        2,500 HOLMEN AB CLASS B                                                                                     66,157
      203,800 INTERNATIONAL PAPER COMPANY                                                                        4,169,748
      168,000 LEE & MAN PAPER MANUFACTURING LIMITED                                                                116,625
      190,795 LOUISIANA-PACIFIC CORPORATION+<<                                                                   1,270,695
       86,100 MEADWESTVACO CORPORATION                                                                           1,873,536
       15,000 MITSUBISHI PAPER MILLS LIMITED                                                                        16,070
       17,129 MONDI PLC                                                                                            123,048
        1,542 MONDI SWIECIE SA+                                                                                     36,940
      122,000 NINE DRAGONS PAPER HOLDINGS LIMITED                                                                  167,502
       11,500 NIPPON PAPER GROUP INCORPORATED                                                                      298,691
      113,000 OJI PAPER COMPANY LIMITED                                                                            535,341
       60,182 PAPERLINX LIMITED                                                                                     29,717
       61,001 SAPPI LIMITED                                                                                        289,083
       26,000 SHIHLIN PAPER CORPORATION+                                                                            52,756
       14,102 SINO-FOREST CORPORATION+                                                                             242,935
       28,100 STORA ENSO OYJ                                                                                       216,685
        1,000 SVENSKA CELLULOSA AB CLASS A+                                                                         13,373
       32,300 SVENSKA CELLULOSA AB CLASS B                                                                         429,557
        7,000 TOKUSHU TOKAI HOLDINGS COMPANY LIMITED                                                                17,415
       29,797 UPM-KYMMENE OYJ                                                                                      408,944
       62,181 WAUSAU PAPER CORPORATION+                                                                            393,606
        1,275 WEST FRASER TIMBER COMPANY LIMITED                                                                    44,252
      172,971 YUEN FOONG YU PAPER MANUFACTURING COMPANY LIMITED                                                     69,385
                                                                                                                12,160,095
                                                                                                            --------------
METAL MINING: 0.00%
      306,000 OCEAN GRAND HOLDINGS LIMITED(a)+                                                                           0
                                                                                                            --------------
TELECOMMUNICATION SERVICES: 3.21%
DIVERSIFIED TELECOMMUNICATION SERVICES: 2.00%
       29,641 ABOVENET INCORPORATED+                                                                             1,530,068
      658,300 AT&T INCORPORATED                                                                                 17,793,849
       13,400 BCE INCORPORATED                                                                                     419,335
        8,553 BELGACOM SA                                                                                          304,787
        2,969 BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                                       70,971
       88,132 BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED                                                  194,542
      474,874 BT GROUP PLC                                                                                         970,083
      158,839 CABLE & WIRELESS WORLDWIDE                                                                           162,727
      158,839 CABLE & WIRELESS COMMUNICATION                                                                       137,392
      151,471 CENTURYTEL INCORPORATED<<                                                                          5,477,191
    1,818,000 CHINA TELECOM CORPORATION LIMITED                                                                    878,763
    1,667,688 CHINA UNICOM LIMITED                                                                               2,298,263
      610,753 CHUNGHWA TELECOM COMPANY LIMITED                                                                   1,248,808
      305,407 CINCINNATI BELL INCORPORATED+<<                                                                      717,706
          350 CITIC 1616 HOLDINGS LIMITED                                                                               89
        4,296 COLT TELECOM GROUP SA+                                                                                 7,610
      170,954 DEUTSCHE TELEKOM AG                                                                                2,250,906
        6,200 ELISA OYJ                                                                                            122,883
          325 FASTWEB SPA+                                                                                           4,638

                   Wells Fargo Advantage Master Portfolios 193


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
       97,564 FRANCE TELECOM SA<<                                                                           $    1,983,154
       11,264 FRANCE TELECOM SA ADR<<                                                                              228,659
      503,192 FRONTIER COMMUNICATIONS CORPORATION<<                                                              3,889,672
       12,060 HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                           82,834
      196,000 HUTCHISON TELECOMMUNICATIONS HONG KONG HOLDINGS LIMITED                                               56,693
          714 ILIAD SA                                                                                              67,137
       28,161 INMARSAT PLC                                                                                         288,935
       16,761 KT CORPORATION+                                                                                      613,037
      835,400 LEVEL 3 COMMUNICATIONS INCORPORATED+<<                                                               860,462
       31,079 LG TELECOM LIMITED+                                                                                  194,163
       48,339 MAGYAR TELEKOM PLC                                                                                   146,814
        8,074 MAHANAGAR TELEPHONE NIGAM LIMITED                                                                     10,504
        3,045 MANITOBA TELECOM SERVICES INCORPORATED                                                                78,527
       38,966 NETIA SA+                                                                                             59,189
       47,000 NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                           2,028,032
        3,636 OILEXCO INCORPORATED(a)+                                                                                   0
       44,738 PORTUGAL TELECOM SGPS SA                                                                             523,855
      702,200 QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                    3,967,430
       94,869 ROYAL KPN NV                                                                                       1,375,349
      188,600 SHIN SATELLITE PCL                                                                                    48,514
       61,000 SINGAPORE TELECOMMUNICATIONS                                                                         137,706
      687,100 SINGAPORE TELECOMMUNICATIONS LIMITED                                                               1,561,245
        1,177 SWISSCOM AG                                                                                          457,700
       22,153 TALKTALK TELECOM GROUP PLC                                                                            44,066
        3,567 TATA COMMUNICATIONS LIMITED                                                                           25,251
        4,735 TDC AS                                                                                                33,023
        8,554 TELE NORTE LESTE PARTICIPACOES SA                                                                    148,310
       16,685 TELE2 AB                                                                                             300,222
        2,951 TELECOM ARGENTINA SA ADR                                                                              55,508
      237,483 TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                           341,130
       36,313 TELECOM EGYPT+                                                                                       107,686
      332,171 TELECOM ITALIA RNC SPA                                                                               365,590
      604,372 TELECOM ITALIA SPA                                                                                   817,205
      158,200 TELECOM MALAYSIA BHD                                                                                 177,954
        3,600 TELECOMUNICACOES DE SAO PAULO SA+                                                                     75,515
       10,454 TELEFONICA O2 CZECH REPUBLIC AS                                                                      234,828
      207,353 TELEFONICA SA                                                                                      4,598,443
      643,036 TELEFONOS DE MEXICO SA DE CV                                                                         447,710
       15,208 TELEKOM AUSTRIA AG                                                                                   194,458
       85,222 TELEKOMUNIKACJA POLSKA SA                                                                            462,248
    1,289,500 TELEKOMUNIKASI INDONESIA TBK PT                                                                    1,234,552
        2,640 TELENET GROUP HOLDING NV                                                                              78,787
       41,800 TELENOR ASA                                                                                          612,352
      128,151 TELIASONERA AB                                                                                       921,488
       22,371 TELKOM SOUTH AFRICA LIMITED                                                                          101,921
      375,075 TELSTRA CORPORATION LIMITED                                                                          917,687
        8,300 TELUS CORPORATION (NON-VOTING)                                                                       327,299
      262,500 TRUE CORPORATION PCL+                                                                                 55,360
      270,800 TT&T PCL+                                                                                              4,067
       63,713 TURK TELEKOMUNIKASYON AS                                                                             262,854
      196,776 TW TELECOM INCORPORATED+                                                                           3,450,467
      316,924 VERIZON COMMUNICATIONS INCORPORATED                                                                9,352,427
      243,740 WINDSTREAM CORPORATION                                                                             2,811,541
                                                                                                                81,810,171
                                                                                                            --------------

                   194 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
WIRELESS TELECOMMUNICATION SERVICES: 1.21%
      202,100 ADVANCED INFO SERVICE PCL THB                                                                 $      595,741
       11,397 AMERICA MOVIL SAB DE CV CLASS A                                                                       26,335
    2,992,415 AMERICA MOVIL SAB DE CV CLASS L                                                                    6,998,489
       58,592 AMERICAN TOWER CORPORATION CLASS A+                                                                2,745,621
      159,183 BHARTI AIRTEL LIMITED                                                                              1,107,750
      546,500 CHINA MOBILE LIMITED                                                                               5,560,723
       35,766 CROWN CASTLE INTERNATIONAL CORPORATION+                                                            1,470,698
       33,100 DIGI.COM BHD                                                                                         260,948
        2,934 EGYPTIAN COMPANY FOR MOBILE SERVICES+                                                                 88,864
       11,355 EMPRESA NACIONAL DE TELECOMUNICACIONES SA+                                                           182,384
      322,722 FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                       418,086
        3,280 FREENET AG                                                                                            32,974
        4,050 GLOBE TELECOM INCORPORATED                                                                            71,429
      220,290 IDEA CELLULAR LIMITED+                                                                               335,071
          330 KDDI CORPORATION                                                                                   1,590,882
       78,475 LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                          813,786
      132,553 METROPCS COMMUNICATIONS INCORPORATED+<<                                                            1,185,024
       21,400 MOBILONE LIMITED                                                                                      34,259
        1,295 MOBISTAR SA                                                                                           72,561
      139,711 MTN GROUP LIMITED                                                                                  2,282,736
        1,487 NTT DOCOMO INCORPORATED                                                                            2,516,979
       22,450 NTT DOCOMO INCORPORATED ADR                                                                          378,732
            6 OKINAWA CELLULAR TELEPHONE COMPANY                                                                    12,163
      313,006 ORASCOM TELECOM HOLDING SAE+                                                                         289,109
        5,768 PARTNER COMMUNICATIONS COMPANY LIMITED                                                                96,017
        8,960 PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                           482,370
      138,500 PT INDONESIAN SATELLITE CORPORATION TBK                                                               67,449
       99,697 RELIANCE COMMUNICATIONS LIMITED                                                                      330,734
       32,828 RELIANCE COMMUNICATIONS LIMITED GDR(a)                                                               108,835
       27,400 ROGERS COMMUNICATIONS INCORPORATED                                                                   950,977
       61,813 SBA COMMUNICATIONS CORPORATION+<<                                                                  2,212,905
        4,693 SK TELECOM COMPANY LIMITED                                                                           632,179
       91,500 SOFTBANK CORPORATION                                                                               2,625,955
      315,276 SPRINT NEXTEL CORPORATION+                                                                         1,286,326
       55,000 STARHUB LIMITED                                                                                       99,816
      472,447 TAIWAN MOBILE COMPANY LIMITED                                                                        929,143
       26,818 TATA TELESERVICES MAHARASHTRA LIMITED+                                                                12,770
       23,769 TELEPHONE & DATA SYSTEMS INCORPORATED                                                                686,686
       20,796 TELEPHONE & DATA SYSTEMS INCORPORATED - SPECIAL SHS                                                  525,723
      310,850 TM INTERNATIONAL SDN BHD+                                                                            442,777
       81,100 TOTAL ACCESS GROUP, INCORPORATED+                                                                    132,165
       92,437 TURKCELL ILETISIM HIZMETLERI AS                                                                      584,144
        7,619 UNITED STATES CELLULAR CORPORATION+                                                                  319,388
    2,854,636 VODAFONE GROUP PLC                                                                                 6,880,049
       31,716 VODAFONE GROUP PLC ADR<<                                                                             766,893
                                                                                                                49,244,645
                                                                                                            --------------
UTILITIES: 5.14%
ELECTRIC UTILITIES: 2.15%
        1,157 ACCIONA SA                                                                                            91,330
       45,808 ALLETE INCORPORATED                                                                                1,629,391
       52,798 AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                       1,869,577
          133 ATEL HOLDING AG                                                                                       48,798
          678 BKW FMB ENERGIE AG                                                                                    46,647
       36,800 CENTRAIS ELECTRICAS BRASILEIRAS SA                                                                   447,781

                   Wells Fargo Advantage Master Portfolios 195


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
ELECTRIC UTILITIES (continued)
       11,882 CESC LIMITED                                                                                  $       95,367
       21,596 CEZ AS                                                                                               905,231
       32,000 CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                          123,207
       79,600 CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                          2,096,831
        5,980 CIA ENERGETICA DE MINAS GERAIS+                                                                       72,254
       33,397 CIA GENERAL DE ELECTRICIDAD SA                                                                       224,395
       94,072 CLECO CORPORATION<<                                                                                2,665,060
      211,000 CLP HOLDINGS LIMITED                                                                               1,615,305
       27,727 CONTACT ENERGY LIMITED+                                                                              109,237
        8,154 CPFL ENERGIA SA                                                                                      188,267
       60,403 DPL INCORPORATED                                                                                   1,529,404
      144,559 DUKE ENERGY CORPORATION                                                                            2,484,969
      116,543 E.ON AG                                                                                            3,279,438
       32,068 EDISON INTERNATIONAL                                                                               1,082,295
       16,314 ELECTRICITE DE FRANCE                                                                                649,781
        5,213 EMERA INCORPORATED                                                                                   128,082
        6,772 EMPRESA ELECTRICA PEHUENCHE SA                                                                        40,184
        3,909 ENDESA SA                                                                                             90,801
       23,564 ENEA SA                                                                                              149,214
      368,118 ENEL SPA                                                                                           1,754,031
      133,061 ENERGIAS DE PORTUGAL SA                                                                              404,692
    1,623,229 ENERSIS SA (CHILE)                                                                                   719,571
       20,539 ENTERGY CORPORATION                                                                                1,619,295
          529 EVN AG+                                                                                                8,433
       73,200 EXELON CORPORATION                                                                                 2,980,704
       32,584 FIRSTENERGY CORPORATION<<                                                                          1,190,294
        9,974 FORTIS INCORPORATED/CANADA                                                                           275,832
       25,418 FORTUM OYJ                                                                                           585,273
       66,138 GREAT PLAINS ENERGY INCORPORATED                                                                   1,222,892
      142,559 HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                                          3,424,267
       19,800 HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                         445,683
       23,400 HOKURIKU ELECTRIC POWER COMPANY                                                                      559,862
      139,605 HONG KONG ELECTRIC HOLDINGS LIMITED                                                                  847,994
      236,091 IBERDROLA SA                                                                                       1,663,477
       73,426 IDACORP INCORPORATED                                                                               2,574,316
       43,915 INFRATIL LIMITED                                                                                      49,914
       65,895 ITC HOLDINGS CORPORATION<<                                                                         3,819,274
           12 JAPAN WIND DEVELOPMENT COMPANY LIMITED<<                                                              14,455
       88,700 KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                         2,274,251
       38,644 KOREA ELECTRIC POWER CORPORATION                                                                     939,588
       40,370 KSK ENERGY VENTURES LIMITED+                                                                         132,035
       48,100 KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                         1,143,957
       52,410 MANILA ELECTRIC COMPANY                                                                              206,821
       45,801 NEXTERA ENERGY INCORPORATED                                                                        2,460,888
       88,325 NORTHEAST UTILITIES                                                                                2,558,775
      117,868 NV ENERGY INCORPORTED                                                                              1,508,710
      112,388 PEPCO HOLDINGS INCORPORATED                                                                        2,017,365
       50,754 PINNACLE WEST CAPITAL CORPORATION                                                                  2,022,547
      118,080 PNM RESOURCES INCORPORATED<<                                                                       1,350,835
       31,046 POLSKA GRUPA ENERGETYCZNA SA                                                                         224,494
      117,011 PORTLAND GENERAL ELECTRIC COMPANY                                                                  2,337,880
       67,365 POWER GRID CORPORATION OF INDIA LIMITED                                                              155,810
       53,566 PPL CORPORATION                                                                                    1,454,853
       20,314 PRIME INFRASTRUCTURE GROUP STAPLED UNITS                                                              79,161
       30,429 PROGRESS ENERGY INCORPORATED                                                                       1,305,708
        5,300 PUBLIC POWER CORPORATION SA                                                                           75,358

                   196 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
ELECTRIC UTILITIES (continued)
        6,567 RED ELECTRICA DE ESPANA                                                                       $      270,633
       17,204 RELIANCE ENERGY LIMITED                                                                              366,426
            7 ROMANDE ENERGIE HOLDING SA+                                                                           11,721
       53,606 SCOTTISH & SOUTHERN ENERGY PLC                                                                       941,337
       22,500 SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                          697,149
       90,938 SOUTHERN COMPANY                                                                                   3,336,515
      134,095 SP AUSNET                                                                                             95,443
       22,659 TATA POWER COMPANY LIMITED                                                                           588,826
      226,750 TENAGA NASIONAL BHD                                                                                  640,188
       78,220 TERNA SPA                                                                                            314,472
       34,000 THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                      743,459
        1,600 THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                       84,657
       55,700 TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                         1,291,556
      144,400 TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                          4,204,290
       26,581 TORRENT POWER LIMITED                                                                                191,616
        3,817 TRUSTPOWER LIMITED                                                                                    19,297
       56,098 UNISOURCE ENERGY CORPORATION                                                                       1,824,868
        3,577 VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                              127,149
      172,046 WESTAR ENERGY INCORPORATED                                                                         4,123,943
                                                                                                                87,945,686
                                                                                                            --------------
GAS UTILITIES: 0.98%
      121,496 AGL RESOURCES INCORPORATED                                                                         4,458,903
       40,927 APA GROUP                                                                                            136,184
      144,926 ATMOS ENERGY CORPORATION                                                                           4,101,406
        6,312 AYGAZ AS+                                                                                             27,488
      174,000 CHINA GAS HOLDINGS LIMITED                                                                            88,356
       12,390 ENAGAS SA                                                                                            219,032
       36,492 ENERGEN CORPORATION                                                                                1,557,479
       27,213 ENVESTRA LIMITED                                                                                      12,106
       70,916 GAIL INDIA LIMITED                                                                                   696,572
       13,417 GAS NATURAL SDG SA                                                                                   202,927
      461,406 HONG KONG & CHINA GAS COMPANY LIMITED                                                              1,112,772
        3,903 KOREA GAS CORPORATION+                                                                               140,637
       31,464 LACLEDE GROUP INCORPORATED                                                                         1,047,751
       69,948 NICOR INCORPORATED<<                                                                               2,958,101
       35,090 NORTHWEST NATURAL GAS COMPANY                                                                      1,594,490
       49,657 ONEOK INCORPORATED                                                                                 2,130,782
      219,000 OSAKA GAS COMPANY LIMITED                                                                            826,366
    1,483,500 PERUSAHAAN GAS NEGARA PT                                                                             656,779
       25,900 PETRONAS GAS BHD                                                                                      86,659
      103,377 PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                        2,820,125
       85,286 QUESTAR CORPORATION                                                                                1,388,456
       32,000 SAIBU GAS COMPANY LIMITED                                                                             92,941
        5,500 SHIZUOKA GAS COMPANY LIMITED                                                                          34,764
       86,225 SNAM RETE GAS SPA                                                                                    399,377
       39,335 SOUTH JERSEY INDUSTRIES INCORPORATED<<                                                             1,848,352
       70,541 SOUTHWEST GAS CORPORATION                                                                          2,218,514
       56,000 TOHO GAS COMPANY LIMITED                                                                             289,965
        2,000 TOKAI CORPORATION                                                                                      9,118
      281,000 TOKYO GAS COMPANY LIMITED                                                                          1,311,177
      169,543 UGI CORPORATION                                                                                    4,679,387
       76,852 WGL HOLDINGS INCORPORATED<<                                                                        2,710,570
       94,000 XINAO GAS HOLDINGS LIMITED                                                                           251,956
                                                                                                                40,109,492
                                                                                                            --------------

                  Wells Fargo Advantage Master Portfolios 197


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 0.32%
      223,000 ABOITIZ POWER CORPORATION                                                                     $       92,917
       70,726 ADANI POWER LIMITED+                                                                                 204,405
       66,482 BABCOCK & BROWN WIND PARTNERS                                                                         39,038
        2,800 BROOKFIELD RENEWABLE POWER FUND                                                                       53,435
      323,000 CHINA LONGYUAN POWER GROUP+                                                                          325,959
      220,600 CHINA RESOURCES POWER HOLDINGS COMPANY                                                               486,646
      956,543 COLBUN SA+                                                                                           266,018
       90,800 CONSTELLATION ENERGY GROUP INCORPORATED                                                            2,663,164
       16,810 DRAX GROUP PLC                                                                                       102,323
      158,499 DYNEGY INCORPORATED+                                                                                 781,400
          525 EDF ENERGIES NOUVELLES SA                                                                             20,448
       19,099 EDISON SPA                                                                                            21,287
        9,632 EDP RENOVAVEIS SA+                                                                                    53,585
       15,400 ELECTRIC POWER DEVELOPMENT COMPANY                                                                   495,674
       29,800 ELECTRICITY GENERATING PCL                                                                            89,033
      430,156 EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                          739,658
       25,459 ENERGY WORLD CORPORATION LIMITED+                                                                      8,947
       31,600 GLOW ENERGY PCL                                                                                       44,429
      111,348 GMR INFRASTRUCTURE LIMITED+                                                                          131,847
      127,035 GVK POWER & INFRASTRUCTURE LIMITED+                                                                  122,066
       61,276 IBERDROLA RENOVABLES                                                                                 200,420
       81,849 INTERNATIONAL POWER PLC                                                                              466,210
       68,316 MIRANT CORPORATION+                                                                                  662,665
        4,901 NEYVELI LIGNITE CORPORATION LIMITED                                                                   16,368
      199,612 NHPC LIMITED                                                                                         129,001
      129,318 NRG ENERGY INCORPORATED+<<                                                                         2,627,742
      181,719 NTPC LIMITED                                                                                         756,969
      938,750 PNOC ENERGY DEVELOPMENT CORPORATION+                                                                  96,441
       20,700 RATCHABURI ELECTRICITY GENERATING HOLDING PCL ADR                                                     25,631
      100,801 RELIANCE NATURAL RESOURCES LIMITED+                                                                   79,822
       57,633 RELIANCE POWER LIMITED+                                                                              186,597
      165,719 RRI ENERGY INCORPORATED+                                                                             575,045
          456 SECHILIENNE SA                                                                                        11,913
      391,200 SOLARTRON PCL+                                                                                        36,001
       16,929 TRACTEBEL ENERGIA SA                                                                                 223,921
       10,500 TRANSALTA CORPORATION                                                                                208,060
                                                                                                                13,045,085
                                                                                                            --------------
MULTI-UTILITIES: 1.56%
        1,765 ACEA SPA                                                                                              19,571
       58,540 AEM SPA                                                                                               81,752
       47,773 AGL ENERGY LIMITED                                                                                   638,405
       55,637 ALLIANT ENERGY CORPORATION                                                                         1,948,408
      119,506 AMEREN CORPORATION                                                                                 3,354,533
        1,929 ATCO LIMITED                                                                                          92,710
       84,678 AVISTA CORPORATION<<                                                                               1,767,230
       60,244 BLACK HILLS CORPORATION                                                                            1,833,225
        4,999 CANADIAN UTILITIES LIMITED CLASS A                                                                   223,615
          258 CANADIAN UTILITIES LIMITED CLASS B                                                                    11,529
      186,210 CENTERPOINT ENERGY INCORPORATED                                                                    2,754,046
      307,580 CENTRICA PLC                                                                                       1,534,506
      115,801 CMS ENERGY CORPORATION<<                                                                           2,026,518
       30,715 CONSOLIDATED EDISON INCORPORATED                                                                   1,459,884
       66,186 DOMINION RESOURCES INCORPORATED                                                                    2,830,113
       84,974 DTE ENERGY COMPANY                                                                                 3,981,032
       77,631 GAZ DE FRANCE                                                                                      2,403,864

                  198 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MULTI-UTILITIES (continued)
       15,096 HERA SPA                                                                                      $       27,490
       38,544 INTEGRYS ENERGY GROUP INCORPORATED<<                                                               1,867,457
        3,203 JUST ENERGY INCOME FUND                                                                               41,872
       87,588 MDU RESOURCES GROUP INCORPORATED                                                                   1,647,530
      212,268 NATIONAL GRID PLC                                                                                  1,787,242
      139,583 NISOURCE INCORPORATED                                                                              2,420,369
       55,928 NORTHWESTERN CORPORATION                                                                           1,572,695
       53,810 NSTAR<<                                                                                            2,046,394
       48,994 OGE ENERGY CORPORATION<<                                                                           1,913,216
       40,165 PG&E CORPORATION                                                                                   1,878,115
       56,302 PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                       1,799,412
       23,842 RWE AG                                                                                             1,561,448
       56,139 SCANA CORPORATION<<                                                                                2,191,105
       25,109 SEMPRA ENERGY                                                                                      1,278,550
       15,347 SUEZ ENVIRONNEMENT SA                                                                                246,996
      101,720 TECO ENERGY INCORPORATED<<                                                                         1,717,034
       41,317 UNITED UTILITIES GROUP PLC                                                                           361,502
        8,821 VECTOR LIMITED                                                                                        13,101
      126,118 VECTREN CORPORATION<<                                                                              3,094,936
       23,284 VEOLIA ENVIRONNEMENT                                                                                 542,037
       59,001 WISCONSIN ENERGY CORPORATION                                                                       3,288,716
      229,838 XCEL ENERGY INCORPORATED                                                                           5,127,686
       72,636 YTL CORPORATION BHD                                                                                  170,355
      258,603 YTL POWER INTERNATIONAL BHD                                                                          185,414
                                                                                                                63,741,613
                                                                                                            --------------
WATER UTILITIES: 0.13%
       88,039 AMERICAN WATER WORKS COMPANY INCORPORATED                                                          1,987,921
       66,995 AQUA AMERICA INCORPORATED<<                                                                        1,331,861
       24,635 CALIFORNIA WATER SERVICE GROUP                                                                       857,544
      100,000 CHINA WATER AFFAIRS GROUP LIMITED                                                                     34,839
      254,000 GUANGDONG INVESTMENT LIMITED                                                                         123,755
       35,000 HYFLUX LIMITED                                                                                        77,462
       64,900 MANILA WATER COMPANY                                                                                  25,067
       18,233 NORTHUMBRIAN WATER GROUP PLC                                                                          92,306
       16,628 PENNON GROUP PLC                                                                                     146,124
       13,700 PUNCAK NIAGA HOLDING BHD                                                                              12,573
       13,143 SEVERN TRENT PLC                                                                                     261,030
      168,000 SOUND GLOBAL LIMITED                                                                                  87,996
                                                                                                                 5,038,478
                                                                                                            --------------
TOTAL COMMON STOCKS (COST $4,094,566,545)                                                                    3,989,022,939
                                                                                                            --------------
RIGHTS: 0.00%
          400 LPI CAPITAL(a)+                                                                                          635
        8,016 SOMBOON ADVANCE TECHNOLOGY(a)+                                                                         2,209
TOTAL RIGHTS (COST $0)                                                                                               2,844
                                                                                                            --------------

                                                                                              EXPIRATION
                                                                                                 DATE
                                                                                            -------------
WARRANTS: 0.00%
        1,583 BURU ENERGY LIMITED (OIL & GAS EXTRACTION)(a)+                                  10/10/2010                 8
       20,952 HENDERSON LAND DEVELOPMENT (REAL ESTATE MANAGEMENT &
              DEVELOPMENT)+                                                                   06/01/2011             2,828
       17,924 HKC HOLDINGS (REAL ESTATE MANAGEMENT & DEVELOPMENT)+                            12/31/2011               115
        1,086 HONG KONG ENERGY HOLDINGS (ENERGY EQUIPMENT & SERVICES)+                        06/09/2011                 7

                   Wells Fargo Advantage Master Portfolios 199


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

                                                                                             EXPIRATION
    SHARES    SECURITY NAME                                                                     DATE             VALUE
------------- ---------------------------------------------------------------               -------------   --------------
WARRANTS (continued)
        5,450 KINGBOARD CHEMICALS HOLDINGS (CHEMICALS)+                                       10/31/2012    $        2,396
          138 KRISPY KREME DOUGHNUTS INCORPORATED (FOOD & STAPLES
              Retailing)(a)+                                                                  03/02/2012                14
        2,120 KSL W1 (HOUSEHOLD PRODUCTS)+                                                    03/15/2013               249
        3,641 MAUREL ET PROM (OIL, GAS & CONSUMABLE FUELS)+                                   06/30/2014               521
        9,570 MINOR INTERNATIONAL PCL (HOTELS, RESTAURANTS & LEISURE)+                        05/18/2013               765
       17,515 OSIM INTERNATIONAL LIMITED (MEASURING, ANALYZING, & CONTROLLING
              INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS)+                                         06/23/2011             7,947
          321 RESOLUTE MINING LIMITED (METAL MINING)+                                         12/31/2011                94
          112 STORM RESOURCES (OIL, GAS & CONSUMABLE FUELS)(a)+                               09/08/2010                 0
          700 TAT HONG HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)(a)+                   08/02/2013                16
TOTAL WARRANTS (COST $1,132)                                                                                        14,960
                                                                                                            --------------

                                                                                  YIELD
                                                                                ---------
PREFERRED STOCKS: 0.88%
CONSUMER DISCRETIONARY: 0.04%
        2,478 BAYERISCHE MOTOREN WERKE AG (AUTOMOBILES)                             1.00%                           91,789
        1,069 FIAT SPA (AUTOMOBILES)                                                4.53                             7,647
          588 HUGO BOSS AG (APPAREL)                                                2.49                            25,294
        4,196 PORSCHE AG (AUTO MANUFACTURERS)                                       0.14                           195,334
        4,409 PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                              0.12                            79,172
       11,721 VOLKSWAGEN AG (AUTOMOBILES)                                           1.83                         1,166,441
                                                                                                                 1,565,677
                                                                                                            --------------
CONSUMER STAPLES: 0.07%
       20,594 CIA DE BEBIDAS DAS AMERICAS (BEVERAGES)                               1.92                         2,268,887
        9,400 HENKEL KGAA PREFERRED (HOUSEHOLD PRODUCTS)                            1.35                           441,941
                                                                                                                 2,710,828
                                                                                                            --------------
ENERGY: 0.15%
      405,904 PETROLEO BRASILEIRO SA (OIL, GAS & CONSUMABLE FUELS)                  4.06                         6,022,980
                                                                                                            --------------
FINANCIALS: 0.31%
      246,526 BANCO BRADESCO SA (COMMERCIAL BANKS)                                  2.44                         4,275,691
      268,731 BANCO ITAU HOLDING FINANCEIRA SA (COMMERCIAL BANKS)                   2.46                         5,786,993
      355,408 INVESTIMENTOS ITAU SA (COMMERCIAL BANKS)                              2.75                         2,489,121
           67 SHINKIN CENTRAL BANK (COMMERCIAL BANKS)                               4.08                           127,444
       10,037 SWEDBANK AB (COMMERCIAL BANKS)                                       10.00                           115,422
       18,590 UNIPOL (INSURANCE)                                                   11.23                             8,139
                                                                                                                12,802,810
                                                                                                            --------------
HEALTH CARE: 0.01%
        4,839 FRESENIUS AG (HEALTH CARE PROVIDERS & SERVICES)                       1.29                           344,263
                                                                                                            --------------
MATERIALS: 0.23%
       30,000 BRADESPAR SA (METALS & MINING)                                        2.64                           625,196
      266,230 COMPANHIA VALE DO RIO DOCE CLASS A (METAL & MINING)                   2.11                         6,280,375
          624 FUCHS PETROLUB AG (OIL & GAS EXTRACTION)                              2.03                            61,395
       82,502 GERDAU SA (METALS & MINING)                                           2.14                         1,097,365
       36,456 METALURGICA GERDAU SA (PRIMARY METAL INDUSTRIES)                      2.80                           584,749
       31,601 USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A
              (METALS & MINING)                                                     1.78                           792,252
                                                                                                                 9,441,332
                                                                                                            --------------

                   200 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                       YIELD                          VALUE
------------- ---------------------------------------------------------------   --------                    --------------
TELECOMMUNICATION SERVICES: 0.04%
       31,319 BRASIL TELECOM SA (DIVERSIFIED TELECOMMUNICATION SERVICES)+           0.00%                   $      198,123
       31,177 TELE NORTE LESTE PARTICIPACOES SA (DIVERSIFIED
              TELECOMMUNICATION SERVICES)                                          12.94                           424,273
        3,803 TELECOMUNICACOES DE SAO PAULO SA (DIVERSIFIED
              TELECOMMUNICATION SERVICES)                                           9.13                            87,288
        3,078 TELEMAR NORTE LESTE SA (DIVERSIFIED TELECOMMUNICATION
              SERVICES)+                                                            0.00                            78,008
       68,500 TIM PARTICIPACOES SA (WIRELESS TELECOMMUNICATION SERVICES)            2.29                           193,458
       21,777 VIVO PARTICIPACOES SA (WIRELESS TELECOMMUNICATION SERVICES)           4.45                           523,268
                                                                                                                 1,504,418
                                                                                                            --------------
UTILITIES: 0.03%
       27,100 CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B (ELECTRIC
              UTILITIES)                                                            7.32                           391,320
       50,343 CIA ENERGETICA DE MINAS GERAIS (ELECTRIC UTILITIES)                   5.12                           802,621
        2,018 RWE AG (MULTI - UTILITIES)                                            7.27                           124,221
                                                                                                                 1,318,162
                                                                                                            --------------
TOTAL PREFERRED STOCKS (COST $31,342,983)                                                                       35,710,470
                                                                                                            --------------

SHORT-TERM INVESTMENTS: 16.07%

                                                                                 INTEREST      MATURITY
  PRINCIPAL                                                                        RATE          DATE
-------------                                                                   ---------   -------------
CORPORATE BONDS & NOTES: 0.18%
$   6,429,905 GRYPHON FUNDING LIMITED(a)(i)(v)                                      0.00%     08/05/2011         2,614,897
    8,342,517 VFNC CORPORATION(a)(i)(v)+/-++                                        0.33      09/29/2011         4,795,739
                                                                                                                 7,410,636
                                                                                                            --------------

    SHARES                                                                        YIELD
-------------                                                                   ---------
INVESTMENT COMPANIES: 15.89%
  101,376,701 WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                        0.29%                      101,376,701
  548,073,924 WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)          0.31                       548,073,924
                                                                                                               649,450,625
                                                                                                            --------------
TOTAL SHORT-TERM INVESTMENTS (COST $654,810,505)                                                               656,861,261

                                                                                                            --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $4,780,721,165)*                                             114.55%                                4,681,612,474
OTHER ASSETS AND LIABILITIES, NET                                     (14.55)                                 (594,551,465)
                                                                     -------                                --------------
TOTAL NET ASSETS                                                      100.00%                               $4,087,061,009
                                                                     -------                                --------------

----------
(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

<<   All or a portion of this security is on loan.

(v) Security represents investment of cash collateral received from securities on loan.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(l)  Investment in an affiliate.

(u)  Rate shown is the 7-day annualized yield at period end.

+    Non-income earning securities.

* Cost for federal income tax purposes is $4,830,152,180 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 305,366,541
Gross unrealized depreciation    (453,906,247)
                                -------------
Net unrealized depreciation     $(148,539,706)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 201


Portfolio of Investments--August 31, 2010 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
AGENCY SECURITIES: 0.33%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.33%
$   1,000,000 FHLMC+/-ss                                                            0.23%     02/02/2012    $     998,816
                                                                                                            -------------
TOTAL AGENCY SECURITIES (COST $998,855)                                                                           998,816
                                                                                                            -------------
CORPORATE BONDS & NOTES: 1.45%
ENERGY: 0.07%
OIL, GAS & CONSUMABLE FUELS: 0.07%
      200,000 SEARIVER MARITIME INCORPORATED+/-ss(i)                                0.55      10/01/2011          200,000
                                                                                                            -------------
FINANCIALS: 1.35%
DIVERSIFIED FINANCIAL SERVICES: 0.52%
      179,000 GBG LLC CUSTODY RECEIPTS+/-ss++                                       0.28      09/01/2027          179,000
    1,000,000 JPMORGAN CHASE & COMPANY+/-                                           0.49      05/16/2011        1,000,831
      390,000 LTF REAL ESTATE VRDN I LLC+/-ss++                                     0.35      06/01/2033          390,000
                                                                                                                1,569,831
                                                                                                            -------------
INSURANCE: 0.83%
    2,500,000 BERKSHIRE HATHAWAY INCORPORATED+/-                                    0.39      02/10/2011        2,500,110
                                                                                                            -------------
HEALTH CARE: 0.03%
HEALTH CARE PROVIDERS & SERVICES: 0.03%
      100,000 ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                    0.26      11/15/2029          100,000
                                                                                                            -------------
TOTAL CORPORATE BONDS & NOTES (COST $4,369,613)                                                                 4,369,941
                                                                                                            -------------
MUNICIPAL BONDS & NOTES: 8.83%
ALABAMA: 0.75%
    1,300,000 LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A (UTILITIES
              REVENUE, SOCIETE GENERALE LOC)+/-ss                                   0.30      11/01/2027        1,300,000
      965,000 SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
              SERIES A (IDR)+/-ss                                                   0.29      08/01/2027          965,000
                                                                                                                2,265,000
                                                                                                            -------------
CALIFORNIA: 1.24%
      500,000 CALIFORNIA PCFA PCR PACIFIC GAS & ELECTRIC COMPANY (IDR,
              JPMORGAN CHASE & COMPANY LOC)+/-ss                                    0.28      11/01/2026          500,000
      200,000 CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.26      07/01/2035          200,000
      230,000 CALIFORNIA STANFORD HOSPITAL SERIES B (HFA REVENUE,
              FNMA LOC)+/-ss                                                        0.26      08/01/2036          230,000
       75,000 CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
              FIRST SECURITY BANK LOC)+/-ss                                         0.27      05/01/2017           75,000
      500,000 CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER REVENUE, KBC BANK
              NV LOC)+/-ss                                                          0.29      05/01/2040          500,000
      500,000 CITY OF NEWPORT BEACH CA (HOSPITAL REVENUE, BANK OF AMERICA NA
              LOC)+/-ss                                                             0.24      12/01/2040          500,000
    1,000,000 DEXIA CREDIT LOCAL CERTIFICATES TRUST (FSA INSURED, DEXIA LOCAL
              BANK LOC)+/-ss                                                        0.44      08/01/2027        1,000,000
      250,000 PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
              LOC)+/-ss                                                             0.30      02/01/2035          250,000
      500,000 RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
              LOC)+/-ss                                                             0.30      10/01/2035          500,000
                                                                                                                3,755,000
                                                                                                            -------------
COLORADO: 0.71%
      250,000 COLORADO HFA TAXABLE MULTIFAMILY PROJECT B II (HOUSING REVENUE,
              FNMA INSURED)+/-ss                                                    0.29      05/01/2050          250,000
      400,000 DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
              REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.38      12/15/2037          400,000

                   202 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
COLORADO (continued)
$     500,000 DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES B (LEASE
              REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.45%     12/15/2037    $     500,000
    1,000,000 DENVER CO CITY & COUNTY SCHOOL DISTRICT SERIES B-2 (LEASE
              REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.45      12/15/2037        1,000,000
                                                                                                                2,150,000
                                                                                                            -------------
CONNECTICUT: 0.33%
   1,000,000  CONNECTICUT STATE SERIES A1 (PROPERTY TAX REVENUE)+/-ss               0.28      03/01/2023        1,000,000
                                                                                                            -------------
DELAWARE: 0.07%
      200,000 DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY (RESOURCE
              RECOVERY REVENUE)+/-ss                                                0.30      08/01/2029          200,000
                                                                                                            -------------
FLORIDA: 0.53%
      500,000 FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES C
              (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.26      10/01/2035          500,000
      500,000 LEE MEMORIAL HEALTH SYSTEM FLORIDA SERIES A (HOSPITAL & NURSING
              REVENUE, BANK OF AMERICA NA LOC)+/-ss                                 0.25      04/01/2033          500,000
      590,000 PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
              (EDUCATION REVENUE, BANK OF AMERICA NA LOC)+/-ss                      0.31      06/01/2032          590,000
                                                                                                                1,590,000
                                                                                                            -------------
INDIANA: 0.08%
      250,000 RICHMOND IN REID HOSPITAL & HEALTH CARE SERVICES INCORPORATED
              HOSPITAL AUTHORITY HOSPITAL SERIES A (HOSPITAL REVENUE, FIRST
              SECURITY BANK LOC)+/-ss                                               0.28      01/01/2040          250,000
                                                                                                            -------------
MASSACHUSETTS: 0.77%
      340,000 MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
              (OTHER REVENUE, CITIBANK NA LOC)+/-ss                                 0.27      10/01/2031          340,000
    2,000,000 MASSACHUSETTS STATE HEFA SERIES N-3 (HOSPITAL & NURSING HOME
              REVENUE, JPMORGAN CHASE BANK NA LOC)+/-ss                             0.26      10/01/2038        2,000,000
                                                                                                                2,340,000
                                                                                                            -------------
MINNESOTA: 0.08%
      230,000 MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T
              (HOUSING REVENUE, GO OF AUTHORITY INSURED)+/-ss                       0.29      07/01/2048          230,000
                                                                                                            -------------
NEW JERSEY: 0.06%
      195,000 NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
              SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE
              LOC)+/-ss                                                             0.50      11/01/2037          195,000
                                                                                                            -------------
NEW YORK: 1.07%
    1,000,000 NEW YORK NY SERIES E SUBSERIES E-2 (PROPERTY TAX REVENUE, BANK
              OF AMERICA NA LOC)+/-ss                                               0.25      08/01/2034        1,000,000
    1,000,000 NEW YORK NY SUBSERIES C-4 (PROPERTY TAX REVENUE)+/-ss                 0.27      08/01/2020        1,000,000
      500,000 NEW YORK STATE HOUSING FINANCE AGENCY VICTORY HOUSING SERIES
              2004-A (HOUSING REVENUE, FHLMC INSURED)+/-ss                          0.28      11/01/2033          500,000
      250,000 NEW YORK STATE MORTGAGE AGENCY (HOUSING REVENUE)+/-ss                 0.30      04/01/2037          250,000
      500,000 NEW YORK STATE MORTGAGE AGENCY (HOUSING REVENUE)+/-ss                 0.32      10/01/2037          500,000
                                                                                                                3,250,000
                                                                                                            -------------
OHIO: 0.35%
      214,000 OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
              (HOUSING REVENUE, GNMA INSURED)+/-ss                                  0.26      09/01/2039          214,000
      442,000 OHIO STATE HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM
              (HOUSING REVENUE, GNMA INSURED)+/-ss                                  0.30      09/01/2029          442,000
      400,000 PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A
              (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                         0.26      11/01/2029          400,000
                                                                                                                1,056,000
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 203


Portfolio of Investments--August 31, 2010 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
PENNSYLVANIA: 0.50%
$     500,000 DOYLESTOWN HOSPITAL AUTHORITY SERIES B (HFFA, PNC BANK NA
              LOC)+/-ss                                                             0.26%     07/01/2037    $     500,000
    1,000,000 PHILADELPHIA PA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              BANK OF AMERICA NA LOC)+/-ss                                          0.31      09/01/2030        1,000,000
                                                                                                                1,500,000
                                                                                                            -------------
TEXAS: 1.46%
      250,000 AUSTIN TEXAS AIRPORT SYSTEM (AIRPORT & MARINA REVENUE, FSA
              INSURED)+/-ss                                                         0.36      11/15/2025          250,000
    2,000,000 BEXAR COUNTY TX HEALTH FACILITIES DEVELOPMENT (HOSPITAL &
              NURSING HOME REVENUE, JP MORGAN CHASE BANK NA LOC)+/-ss               0.32      12/01/2032        2,000,000
      250,000 HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
              CORPORATION YMCA GREATER HOUSTON SERIES B (RECREATIONAL
              REVENUE, ALLIED IRISH BANK LOC)+/-ss                                  1.00      06/01/2038          250,000
      500,000 HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
              REFINING (RESOURCE RECOVERY REVENUE)+/-ss                             0.25      03/01/2023          500,000
    1,000,000 MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION (INDUSTRIAL
              REVENUE, UBS AG LOC)+/-ss                                             0.24      08/01/2034        1,000,000
      100,000 TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
              REVENUE, NATIONS BANK NA LOC)+/-ss                                    0.29      06/01/2045          100,000
      300,000 TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
              FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss         0.31      07/01/2020          300,000
                                                                                                                4,400,000
                                                                                                            -------------
VIRGINIA: 0.66%
    2,000,000 HARRISONBURG VA REDEVELOPMENT & HOUSING AUTHORITY (HOUSING
              REVENUE, BANK OF AMERICA NA LOC)+/-ss                                 0.32      05/01/2026        2,000,000
                                                                                                            -------------
WASHINGTON: 0.17%
      500,000 PORT OF TACOMA WA SERIES B (AIRPORT & MARINA REVENUE,
              BANK OF AMERICA NA LOC)+/-ss                                          0.25      12/01/2044          500,000
                                                                                                            -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $26,681,000)                                                               26,681,000
                                                                                                            -------------
SHORT-TERM INVESTMENTS: 0.99%
US TREASURY BILLS: 0.99%
    3,000,000 US TREASURY BILL##                                                     0.22     11/18/2010        2,999,142
                                                                                                            -------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,998,563)                                                                  2,999,142
                                                                                                            -------------
REPURCHASE AGREEMENTS: 13.42%
    1,000,000 BANK OF AMERICA SECURITIES LLC, DATED 08/31/2010, MATURITY
              VALUE $1,000,009 (1)                                                  0.32      09/01/2010        1,000,000
    2,000,000 BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010, MATURITY VALUE
              $2,000,014 (2)                                                        0.26      09/01/2010        2,000,000
    6,570,403 BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010, MATURITY VALUE
              $6,570,447 (3)                                                        0.24      09/01/2010        6,570,403
    2,000,000 BNP PARIBAS SECURITIES CORPORATION, DATED 08/31/2010, MATURITY
              VALUE $2,000,014 (4)                                                  0.25      09/01/2010        2,000,000
    5,000,000 BNP PARIBAS SECURITIES CORPORATION, DATED 08/31/2010, MATURITY
              VALUE $5,000,033 (5)                                                  0.24      09/01/2010        5,000,000
    1,000,000 CITIGROUP GLOBAL MARKETS, DATED 08/31/2010, MATURITY VALUE
              $1,000,007 (6)                                                        0.26      09/01/2010        1,000,000
    3,000,000 CREDIT SUISSE SECURITIES (USA), DATED 08/31/2010, MATURITY
              VALUE $3,000,020 (7)                                                  0.24      09/01/2010        3,000,000
    1,000,000 DEUTSCHE BANK SECURITIES, DATED 08/31/2010, MATURITY VALUE
              $1,000,007 (8)                                                        0.24      09/01/2010        1,000,000
    5,000,000 DEUTSCHE BANK SECURITIES, DATED 08/31/2010, MATURITY VALUE
              $5,000,035 (9)                                                        0.25      09/01/2010        5,000,000
    3,000,000 JPMORGAN SECURITIES, DATED 8/31/2010, MATURITY VALUE $3,000,021
              (10)                                                                  0.25      09/01/2010        3,000,000
    4,000,000 RBS SECURITIES INCORPORATED, DATED 08/31/2010, MATURITY VALUE
              $4,000,029 (11)                                                       0.26      09/01/2010        4,000,000
    3,000,000 RBS SECURITIES INCORPORTED, DATED 08/31/2010, MATURITY VALUE
              $3,000,020 (12)                                                       0.24      09/01/2010        3,000,000
    4,000,000 SOCIETE GENERALE (NEW YORK), DATED 08/31/2010, MATURITY VALUE
              $4,000,028 (13)                                                       0.25      09/01/2010        4,000,000
TOTAL REPURCHASE AGREEMENTS (COST $40,570,403)                                                                 40,570,403
                                                                                                            -------------
COMMERCIAL PAPER: 56.03%
    1,000,000 ABBEY NATIONAL NA LLC##                                                0.36     09/02/2010          999,990
      400,000 ABBEY NATIONAL NA LLC##                                                0.55     11/08/2010          399,792
    1,000,000 ABN AMRO FUNDING USA LLC##++                                           0.27     09/10/2010          999,940

                   204 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
COMMERCIAL PAPER (continued)
$     250,000 AMSTERDAM FUNDING CORPORATION##++(p)                                   0.41%     10/29/2010    $    249,878
      800,000 AMSTERDAM FUNDING CORPORATION##++(p)                                   0.52      11/05/2010         799,560
      300,000 AMSTERDAM FUNDING CORPORATION##++(p)                                   0.49      11/10/2010         299,820
    1,000,000 ANGLO IRISH BANK##++                                                   0.47      09/02/2010         999,980
      400,000 ANTALIS US FUNDING CORPORATION##++(p)                                  0.46      09/08/2010         399,976
      300,000 ANTALIS US FUNDING CORPORATION##++(p)                                  0.29      09/10/2010         299,976
      300,000 ANTALIS US FUNDING CORPORATION##++(p)                                  0.45      09/17/2010         299,958
    1,000,000 ARGENTO VARIABLE FUNDING COMPANY LIMITED##++(p)                        0.40      09/01/2010         999,990
    1,000,000 ARGENTO VARIABLE FUNDING COMPANY LIMITED##++(p)                        0.38      09/23/2010         999,810
    1,500,000 ARGENTO VARIABLE FUNDING COMPANY LIMITED##++(p)                        0.23      10/13/2010       1,499,475
    1,000,000 ARGENTO VARIABLE FUNDING COMPANY LIMITED##++(p)                        0.50      10/26/2010         999,540
    1,000,000 ARGENTO VARIABLE FUNDING COMPANY LIMITED##++(p)                        0.39      11/10/2010         999,400
    1,000,000 ASB FINANCE LIMITED (LONDON)+/-++                                      0.41      12/13/2010         999,860
    1,000,000 ASB FINANCE LIMITED (LONDON)+/-++                                      0.60      01/12/2011         999,840
    1,000,000 ASB FINANCE LIMITED (LONDON)+/-++                                      0.34      01/27/2011         999,840
    1,000,000 ASB FINANCE LIMITED (LONDON)+/-++                                      0.39      02/01/2011         999,800
      700,000 ASPEN FUNDING CORPORATION##++(p)                                       0.36      09/15/2010         699,916
      800,000 ATLANTIC ASSET SECURITIZATION##++(p)                                   0.36      10/04/2010         799,800
      600,000 ATLANTIC ASSET SECURITIZATION##++(p)                                   0.34      10/18/2010         599,784
      700,000 ATLANTIC ASSET SECURITIZATION##++(p)                                   0.51      10/25/2010         699,706
    1,000,000 ATLANTIC ASSET SECURITIZATION##++(p)                                   0.51      10/26/2010         999,570
      300,000 ATLANTIC ASSET SECURITIZATION##++(p)                                   0.51      11/01/2010         299,856
      700,000 ATLANTIS ONE FUNDING CORPORATION##++(p)                                0.23      09/08/2010         699,972
    1,600,000 ATLANTIS ONE FUNDING CORPORATION##++(p)                                0.24      09/10/2010       1,599,920
    1,000,000 ATLANTIS ONE FUNDING CORPORATION##++(p)                                0.56      09/14/2010         999,930
      250,000 ATLANTIS ONE FUNDING CORPORATION##++(p)                                0.55      11/10/2010         249,893
    1,000,000 ATLANTIS ONE FUNDING CORPORATION##++(p)                                0.28      11/29/2010         999,308
      350,000 AUTOBAHN FUNDING COMPANY LLC##++(p)                                    0.46      10/26/2010         349,839
      250,000 BANQUE ET CAISSE D'EPARGNE DE E'TAT##                                  0.25      09/30/2010         249,952
    1,000,000 BEETHOVEN FUNDING CORPORATION##++(p)                                   0.22      09/02/2010         999,990
      800,000 BG ENERGY FINANCE INCORPORATED##++                                     0.44      09/27/2010         799,848
    1,000,000 BGL BNP PARIBAS SA##                                                   0.51      09/08/2010         999,960
    2,000,000 BGL BNP PARIBAS SA##                                                   0.53      09/29/2010       1,999,640
      900,000 BGL BNP PARIBAS SA##                                                   0.53      10/05/2010         899,793
      500,000 BGL BNP PARIBAS SA##                                                   0.55      10/28/2010         499,785
    1,000,000 BGL BNP PARIBAS SA##                                                   0.56      11/10/2010         999,460
    2,000,000 BNP PARIBAS FINANCE INCORPORATED##                                     0.65      11/09/2010       1,998,940
    1,000,000 BNZ INTERNATIONAL FUNDING LIMITED##++                                  0.44      12/07/2010         999,220
    1,700,000 BPCE##++                                                               0.39      09/13/2010       1,699,864
      300,000 BPCE##++                                                               0.49      11/08/2010         299,826
      800,000 BPCE##++                                                               0.42      12/01/2010         799,360
    1,100,000 CAFCO LLC##++(p)                                                       0.50      10/06/2010       1,099,736
      500,000 CAFCO LLC##++(p)                                                       0.53      11/04/2010         499,745
      300,000 CANCARA ASSET SECURITIZATION LLC##++(p)                                0.55      10/08/2010         299,907
    1,000,000 CANCARA ASSET SECURITIZATION LLC##++(p)                                0.59      10/18/2010         999,610
    1,000,000 CANCARA ASSET SECURITIZATION LLC##++(p)                                0.47      10/20/2010         999,590
      250,000 CANCARA ASSET SECURITIZATION LLC##++(p)                                0.48      10/22/2010         249,893
      650,000 CANCARA ASSET SECURITIZATION LLC##++(p)                                0.29      10/27/2010         649,694
      800,000 CANCARA ASSET SECURITIZATION LLC##++(p)                                0.44      10/28/2010         799,616
    1,000,000 CANCARA ASSET SECURITIZATION LLC##++(p)                                0.54      11/10/2010         999,400
      500,000 CHARIOT FUNDING LLC##++(p)                                             0.54      09/15/2010         499,955
      300,000 CHARTA LLC##++(p)                                                      0.46      09/16/2010         299,970
      400,000 CHARTA LLC##++(p)                                                      0.40      10/04/2010         399,912
    1,500,000 CHARTA LLC##++(p)                                                      0.36      11/02/2010       1,499,265
      300,000 CHARTA LLC##++(p)                                                      0.36      11/03/2010         299,850
      300,000 CHARTA LLC##++(p)                                                      0.36      11/05/2010         299,847
      250,000 CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                             0.35      09/15/2010         249,972

                   Wells Fargo Advantage Master Portfolios 205


Portfolio of Investments--August 31, 2010 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
COMMERCIAL PAPER (continued)
$   1,000,000 CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                             0.44%     10/06/2010   $     999,760
    1,000,000 CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                             0.58      10/07/2010         999,750
      400,000 CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                             0.36      10/08/2010         399,900
      500,000 CITY OF SAN JOSE CA INTERNATIONAL AIRPORT                              0.31      09/08/2010         500,000
    1,000,000 COMMERZBANK US FINANCE INCORPORATED##                                  0.00      09/01/2010         999,990
    1,000,000 COMMERZBANK US FINANCE INCORPORATED##                                  0.28      09/09/2010         999,940
    1,000,000 CONCORD MINUTEMEN CAPITAL COMPANY LLC##++(p)                           0.47      09/21/2010         999,830
    1,000,000 CONCORD MINUTEMEN CAPITAL COMPANY LLC##++(p)                           0.55      09/29/2010         999,770
      900,000 CRC FUNDING LLC##++(p)                                                 0.50      10/04/2010         899,802
    1,000,000 CRC FUNDING LLC##++(p)                                                 0.34      10/08/2010         999,740
      500,000 CRC FUNDING LLC##++(p)                                                 0.08      11/04/2010         499,745
      400,000 CREDIT AGRICOLE NORTH AMERICA INCORPORATED##                           0.27      09/07/2010         399,984
    1,000,000 CREDIT AGRICOLE NORTH AMERICA INCORPORATED##                           0.37      11/04/2010         999,510
    1,000,000 CROWN POINT CAPITAL COMPANY##++(p)                                     0.38      09/07/2010         999,940
    1,000,000 CROWN POINT CAPITAL COMPANY##++(p)                                     0.27      09/09/2010         999,930
    1,000,000 CROWN POINT CAPITAL COMPANY##++(p)                                     0.33      09/10/2010         999,920
    1,000,000 CROWN POINT CAPITAL COMPANY##++(p)                                     0.30      09/15/2010         999,880
    1,000,000 CROWN POINT CAPITAL COMPANY##++(p)                                     0.50      09/17/2010         999,860
    1,000,000 DANSKE CORPORATION##++                                                 0.44      09/30/2010         999,780
    1,000,000 DANSKE CORPORATION##++                                                 0.39      10/25/2010         999,550
      700,000 DANSKE CORPORATION##++                                                 0.55      11/15/2010         699,552
    1,000,000 DANSKE CORPORATION##++                                                 0.51      12/10/2010         999,100
      500,000 DANSKE CORPORATION##++                                                 0.55      12/17/2010         499,510
      900,000 DEPARTMENT OF AIRPORT LA##                                             0.51      10/14/2010         899,640
    3,000,000 DEXIA CREDIT LOCAL SA                                                  0.42      09/07/2010       3,000,000
    1,000,000 DEXIA DELAWARE##                                                       0.34      09/03/2010         999,980
    1,000,000 DEXIA DELAWARE##                                                       0.44      09/27/2010         999,810
      300,000 DISTRICT OF COLUMBIA WATER & SEWER AUTHORITY                           0.28      10/14/2010         300,000
    1,000,000 EBBETS FUNDING LLC##++(p)                                              0.53      09/21/2010         999,830
      250,000 ENI COORDINATION CENTER SA##++                                         0.34      09/29/2010         249,948
    1,700,000 FORTIS FUNDING LLC##++                                                 0.60      10/04/2010       1,699,626
      300,000 GEMINI SECURITIZATION CORPORATION##++(p)                               0.31      09/09/2010         299,979
      300,000 GOVCO LLC##++(p)                                                       0.25      09/17/2010         299,958
      400,000 GRAMPIAN FUNDING LIMITED##++(p)                                        0.24      09/14/2010         399,972
      500,000 GRAMPIAN FUNDING LIMITED##++(p)                                        0.25      10/12/2010         499,900
    1,000,000 GRAMPIAN FUNDING LIMITED##++(p)                                        0.39      10/13/2010         999,800
      300,000 GRAMPIAN FUNDING LIMITED##++(p)                                        0.37      10/22/2010         299,925
    1,000,000 GRAMPIAN FUNDING LIMITED##++(p)                                        0.40      11/08/2010         999,650
    1,000,000 GRAMPIAN FUNDING LIMITED##++(p)                                        0.36      11/16/2010         999,600
    1,600,000 ICICI BANK LIMITED##                                                   0.25      09/29/2010       1,599,632
      500,000 ICICI BANK LIMITED##                                                   0.25      09/29/2010         499,885
      400,000 INTESA FUNDING LLC##                                                   0.33      09/01/2010         399,996
    1,000,000 INTESA FUNDING LLC##                                                   0.63      09/16/2010         999,900
    1,000,000 IRISH LIFE & PERMANENT GROUP HOLDINGS PLC##++                          0.68      09/07/2010         999,908
      250,000 JUPITER SECURITIZATION COMPANY LLC##++(p)                              0.52      12/03/2010         249,826
    1,000,000 LEGACY CAPITAL COMPANY##++                                             0.55      09/15/2010         999,880
    1,000,000 LEXINGTON PARKER CAPITAL##++(p)                                        0.51      09/07/2010         999,930
    1,000,000 LEXINGTON PARKER CAPITAL COMPANY LLC##++(p)                            0.26      09/14/2010         999,870
    1,000,000 LEXINGTON PARKER CAPITAL COMPANY LLC##++(p)                            0.43      09/16/2010         999,850
    2,200,000 LIBERTY STREET FUNDING COMPANY##++                                     0.51      09/01/2010       2,199,978
      250,000 LMA SA##++(p)                                                          0.39      09/15/2010         249,970
      250,000 LMA SA##++(p)                                                          0.39      09/21/2010         249,957
    1,000,000 LMA SA##++(p)                                                          0.27      09/23/2010         999,810
    1,000,000 LMA SA##++(p)                                                          0.33      10/18/2010         999,610
    1,300,000 LMA SA##++(p)                                                          0.35      10/25/2010       1,299,415
    3,000,000 MATCHPOINT MASTER TRUST##++(p)                                         0.27      09/13/2010       2,999,730
      750,000 MATCHPOINT MASTER TRUST##++(p)                                         0.37      09/27/2010         749,857

                   206 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
COMMERCIAL PAPER (continued)
$   1,500,000 MATCHPOINT MASTER TRUST##++(p)                                         0.40%     11/03/2010   $   1,499,280
      250,000 MATCHPOINT MASTER TRUST##++(p)                                         0.37      11/05/2010         249,875
    1,750,000 MONT BLANC CAPITAL CORPORATION##++(p)                                  0.25      09/08/2010       1,749,860
      500,000 MONT BLANC CAPITAL CORPORATION##++(p)                                  0.49      10/12/2010         499,800
    1,000,000 MONT BLANC CAPITAL CORPORATION##++(p)                                  0.33      11/12/2010         999,280
    1,000,000 NATEXIS BANQUES POPULAIRES##                                           0.63      10/01/2010         999,780
    1,100,000 NATEXIS BANQUES POPULAIRES##                                           0.31      10/06/2010       1,099,703
    1,000,000 NATIONWIDE BUILDING SOCIETY##++                                        0.52      10/07/2010         999,720
    1,000,000 NEWPORT FUNDING CORPORATION##++(p)                                     0.26      09/22/2010         999,820
      250,000 NEWPORT FUNDING CORPORATION##++(p)                                     0.44      10/21/2010         249,895
      800,000 NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.25      10/12/2010         799,752
      500,000 NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.27      10/13/2010         499,840
      500,000 NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.27      10/29/2010         499,782
      300,000 NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.61      11/05/2010         299,844
      300,000 NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.61      11/09/2010         299,835
      400,000 PORT OF OAKLAND CA##                                                   0.59      10/14/2010         399,840
      500,000 RANGER FUNDING COMPANY LLC##++(p)                                      0.59      09/13/2010         499,960
    3,000,000 RANGER FUNDING COMPANY LLC##++(p)                                      0.28      10/19/2010       2,998,920
    1,200,000 RBS HOLDINGS USA INCORPORATED##++                                      0.44      10/08/2010       1,199,652
    1,600,000 RHEIN-MAIN SECURITIZATION LIMITED##++(p)                               0.61      10/12/2010       1,599,456
    2,000,000 RHEIN-MAIN SECURITIZATION LIMITED##++(p)                               0.52      10/15/2010       1,999,280
      250,000 RHEINGOLD SECURITIZATION LIMITED##++(p)                                0.27      09/20/2010         249,960
      800,000 RHEINGOLD SECURITIZATION LIMITED##++(p)                                0.49      10/15/2010         799,712
    1,000,000 ROMULUS FUNDING CORPORATION##++(p)                                     0.42      09/14/2010         999,890
    2,300,000 ROYAL PARK INVESTMENTS##++(p)                                          0.56      09/24/2010       2,299,609
      900,000 ROYAL PARK INVESTMENTS##++(p)                                          0.56      09/28/2010         899,820
      300,000 ROYAL PARK INVESTMENTS##++(p)                                          0.50      10/04/2010         299,925
      500,000 ROYAL PARK INVESTMENTS##++(p)                                          0.40      10/12/2010         499,850
      500,000 SALISBURY RECEIVABLES COMPANY##++(p)                                   0.50      09/13/2010         499,955
      700,000 SAN JOSE INTERNATIONAL AIRPORT                                         0.35      09/02/2010         700,000
    1,000,000 SAN JOSE INTERNATIONAL AIRPORT                                         0.40      09/02/2010       1,000,000
      400,000 SCALDIS CAPITAL LLC##++(p)                                             0.29      09/03/2010         399,992
    1,000,000 SCALDIS CAPITAL LLC##++(p)                                             0.28      09/28/2010         999,790
    1,000,000 SCALDIS CAPITAL LLC##++(p)                                             0.30      10/15/2010         999,660
    1,000,000 SCALDIS CAPITAL LLC##++(p)                                             0.50      10/19/2010         999,630
      300,000 SCALDIS CAPITAL LLC##++(p)                                             0.26      10/27/2010         299,868
    1,000,000 SHEFFIELD RECEIVABLES CORPORATION##++(p)                               0.55      09/16/2010         999,880
    1,000,000 SKANDINAVISKA ENSKILDA BANKEN AB##++                                   0.47      09/07/2010         999,960
    1,000,000 SKANDINAVISKA ENSKILDA BANKEN AB##++                                   0.34      09/10/2010         999,940
    1,000,000 SKANDINAVISKA ENSKILDA BANKEN AB##++                                   0.28      09/17/2010         999,890
      750,000 SOLITAIRE FUNDING LLC##++(p)                                           0.28      09/08/2010         749,955
    2,000,000 SOLITAIRE FUNDING LLC##++(p)                                           0.31      09/13/2010       1,999,820
      500,000 SOLITAIRE FUNDING LLC##++(p)                                           0.23      09/28/2010         499,900
    1,000,000 SOLITAIRE FUNDING LLC##++(p)                                           0.33      10/21/2010         999,630
      350,000 SOLITAIRE FUNDING LLC##++(p)                                           0.30      11/15/2010         349,797
      300,000 STARBIRD FUNDING CORPORATION##++(p)                                    0.29      09/16/2010         299,961
      300,000 STARBIRD FUNDING CORPORATION##++(p)                                    0.33      11/30/2010         299,790
      500,000 STRAIGHT A FUNDING LLC##++(p)                                          0.41      10/14/2010         499,860
      400,000 STRAIGHT A FUNDING LLC##++(p)                                          0.41      10/18/2010         399,872
    1,200,000 STRAIGHT A FUNDING LLC##++(p)                                          0.57      10/25/2010       1,199,520
      700,000 STRAIGHT A FUNDING LLC##++(p)                                          0.31      11/01/2010         699,657
      700,000 STRAIGHT A FUNDING LLC##++(p)                                          0.31      11/01/2010         699,657
      982,000 STRAIGHT A FUNDING LLC##++(p)                                          0.49      11/02/2010         981,509
      500,000 STRAIGHT A FUNDING LLC##++(p)                                          0.29      11/16/2010         499,754
      300,000 SURREY FUNDING CORPORATION##++(p)                                      0.37      11/17/2010         299,814
    1,000,000 TASMAN FUNDING INCORPORATED##++(p)                                     0.24      09/13/2010         999,900
      300,000 TASMAN FUNDING INCORPORATED##++(p)                                     0.54      09/17/2010         299,958

                   Wells Fargo Advantage Master Portfolios 207


Portfolio of Investments--August 31, 2010 (Unaudited)

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
COMMERCIAL PAPER (continued)
$     400,000 TASMAN FUNDING INCORPORATED##++(p)                                    0.31%      10/27/2010   $     399,812
      250,000 TASMAN FUNDING INCORPORATED##++(p)                                    0.63       11/05/2010         249,863
      400,000 THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.51       09/07/2010         399,976
    1,300,000 THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.44       09/13/2010       1,299,870
    1,000,000 THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.27       10/06/2010         999,710
      300,000 THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.64       10/07/2010         299,910
    1,000,000 THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.30       10/13/2010         999,650
      400,000 THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.44       12/07/2010         399,652
    1,000,000 THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.58       01/07/2011         998,750
      300,000 THUNDER BAY FUNDING LLC##++(p)                                        0.66       12/09/2010         299,777
    1,000,000 TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##               0.40       11/30/2010         999,440
    1,000,000 UBS FINANCE DELAWARE LLC##                                            0.68       09/27/2010         999,870
    1,100,000 UBS FINANCE DELAWARE LLC##                                            0.23       11/08/2010       1,099,582
    1,000,000 UNICREDIT US FINANCE INCORPORATED##++                                 0.21       09/03/2010         999,980
    1,000,000 UNICREDIT US FINANCE INCORPORATED##++                                 0.59       10/01/2010         999,730
    1,000,000 VERSAILLES CDS LLC##++(p)                                             0.61       09/17/2010         999,860
    1,000,000 VERSAILLES CDS LLC##++(p)                                             0.19       10/12/2010         999,660
    2,200,000 VICTORY RECEIVABLES CORPORATION##++(p)                                0.25       09/03/2010       2,199,956
      800,000 VICTORY RECEIVABLES CORPORATION##++(p)                                0.24       09/13/2010         799,920
    1,500,000 WESTPAC SECURITIES NZ LIMITED+/-++                                    0.39       02/03/2011       1,499,490
    1,000,000 WESTPAC SECURITIES NZ LIMITED+/-++                                    0.38       08/19/2011         999,530
      300,000 WINDMILL FUNDING CORPORATION##++(p)                                   0.39       09/02/2010         299,997
    1,000,000 WINDMILL FUNDING CORPORATION##++(p)                                   0.36       11/04/2010         999,490
    1,000,000 WINDMILL FUNDING CORPORATION##++(p)                                   0.36       11/17/2010         999,383
TOTAL COMMERCIAL PAPER (COST $169,360,761)                                                                    169,386,601
                                                                                                            -------------
CERTIFICATES OF DEPOSIT: 10.14%
    2,000,000 ABBEY NATIONAL TREASURY SERVICES                                      0.33      12/10/2010        1,999,720
    2,000,000 ABBEY NATIONAL TREASURY SERVICES+/-                                   0.32      02/14/2011        1,999,800
    1,000,000 ALLIED IRISH BANKS+/-                                                 0.51      06/24/2011          999,590
    1,000,000 ALLIED IRISH BANKS PLC+/-                                             0.53      07/12/2011          999,500
    1,000,000 ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                             0.42      10/20/2010        1,000,050
    2,000,000 ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                             0.38      01/11/2011        1,999,920
    1,000,000 ASB FINANCE LIMITED (LONDON)+/-++                                     0.39      01/10/2011          999,960
    2,000,000 BANCO BILBAO VIZCAYA ARGENTARIA SA+/-                                 0.38      06/16/2011        2,000,060
    1,000,000 BANCO BILBAO VIZCAYA ARGENTARIA SA+/-                                 0.31      06/28/2011          999,650
    1,650,000 BANK OF AMERICA NA##                                                  0.38      09/30/2010        1,649,670
    1,500,000 BARCLAYS BANK PLC (NEW YORK)+/-(a)                                    0.52      01/19/2011        1,500,000
      500,000 BARCLAYS BANK PLC (NEW YORK)+/-                                       0.80      04/29/2011          499,935
    1,000,000 BARCLAYS BANK PLC (NEW YORK)+/-                                       0.84      08/12/2011          999,530
    1,000,000 DZ BANK AG (NEW YORK)                                                 0.57      09/20/2010        1,000,160
    1,500,000 LLOYDS TSB BANK PLC (NEW YORK)+/-                                     0.52      11/12/2010        1,499,265
    1,000,000 NATIXIS (NEW YORK)+/-                                                 0.74      02/04/2011        1,001,340
    1,000,000 RABOBANK NEDERLAND NV+/-ss                                            0.29      01/07/2011          999,650
    1,000,000 RABOBANK NEDERLAND NV (NEW YORK)+/-                                   0.27      10/19/2010        1,000,210
    2,000,000 ROYAL BANK OF SCOTLAND PLC+/-                                         0.96      04/26/2011        2,000,540
    1,000,000 SOCIETE GENERALE NA+/-                                                0.65      08/12/2011          999,670
    1,000,000 TORONTO DOMINION BANK+/-                                              0.30      02/04/2011          999,870
    2,000,000 UNICREDITO ITALIANO SPA                                               0.44      09/14/2010        2,000,120
    1,500,000 WESTPAC SECURITIES NZ LIMITED+/-++                                    0.41      11/05/2010        1,499,910
TOTAL CERTIFICATES OF DEPOSIT (COST $30,649,508)                                                               30,648,120
                                                                                                            -------------
SECURED MASTER NOTE AGREEMENT: 1.39%
    4,200,000 BANK OF AMERICA NA+/-ss(a)                                            0.38      09/09/2034        4,200,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $4,200,000)                                                           4,200,000
                                                                                                            -------------

                   208 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
TIME DEPOSITS: 7.94%
$   1,000,000 ALLIED IRISH BANKS PLC                                                0.65%     09/03/2010    $   1,000,030
    2,000,000 BANK OF IRELAND                                                       0.50      09/01/2010        2,000,000
    2,000,000 BANK OF IRELAND                                                       0.65      09/02/2010        2,000,040
    3,000,000 CREDIT AGRICOLE CIB                                                   0.25      09/01/2010        3,000,000
    2,000,000 DANSKE BANK A S COPENHAGEN                                            0.26      09/02/2010        2,000,000
    1,000,000 DEXIA BANK SA                                                         0.42      09/01/2010        1,000,000
    3,000,000 GROUPE BPCE                                                           0.26      09/01/2010        3,000,000
    5,000,000 KBC BANK NV BRUSSELS                                                  0.20      09/01/2010        5,000,000
    2,000,000 NATIXIS SA                                                            0.26      09/01/2010        2,000,000
    3,000,000 SOCIETE GENERALE PARIS                                                0.23      09/01/2010        3,000,000
TOTAL TIME DEPOSITS (COST $24,000,000)                                                                         24,000,070
                                                                                                            -------------
YANKEE CORPORATE BONDS & NOTES: 0.16%
FINANCIALS: 0.16%
COMMERCIAL BANKS: 0.16%
      500,000 EKSPORTFINANS ASA+/-                                                  0.35       09/22/2010         500,008
                                                                                                            -------------
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $500,000)                                                              500,008
                                                                                                            -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $304,328,703)*                                                  100.68%                                 304,354,101
OTHER ASSETS AND LIABILITIES, NET                                      (0.68)                                  (2,066,418)
                                                                      ------                                -------------
TOTAL NET ASSETS                                                      100.00%                               $ 302,287,683
                                                                      ------                                -------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

##    Zero coupon security. Rate represents yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(z)  Collateralized by:

(1)  U.S. government securities, 5.00% to 5.50%, 12/1/2039 to 8/1/2040, market value including accrued interest is $1,030,000.

(2)  U.S. government securities, 0.00% to 5.25%, 9/1/2010 to 9/28/2029, market value including accrued interest is $2,040,000.

(3)  U.S. government securities, 1.625% to 3.875%, 1/15/2011 to 4/15/2029, market value including accrued interest is $6,701,811.

(4)  U.S. government securities, 4.00% to 6.50%, 12/1/2019 to 9/1/2040, market value including accrued interest is $2,060,000.

(5)  U.S. government securities, 1.25% to 4.25%, 11/30/2013 to 5/15/2019, market value including accrued interest is $5,100,000.

(6)  U.S. government securities, 2.70% to 6.50%, 11/1/2019 to 7/1/2040, market value including accrued interest is $1,030,000.

(7)  U.S. government securities, 1.75% to 6.125%, 8/15/2012 to 8/15/2029, market value including accrued interest is $3,060,020.

(8)  U.S. government securities, 0.00% to 5.60%, 12/6/2010 to 5/15/2037, market value including accrued interest is $1,020,001.

(9)  U.S. government securities, 4.50% to 7.00%, 3/1/2037 to 8/1/2040, market value including accrued interest is $5,150,000.

(10) U.S. government securities, 4.00% to 11.50%, 9/1/2012 to 8/1/2040, market value including accrued interest is $3,090,006.

(11) U.S. government securities, 0.00% to 6.16%, 9/1/2024 to 9/1/2040, market value including accrued interest is $4,120,008.

(12) U.S. government securities, 0.50% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $3,060,003.

(13) U.S. government securities, 2.04% to 6.64%, 8/1/2017 to 11/1/2048, market value including accrued interest is $4,120,000.

* Cost for federal income tax purposes is $304,328,703 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation     $30,557
Gross unrealized depreciation      (5,159)
                                  -------
Net unrealized appreciation       $25,398

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 209


Statements of Assets and Liabilities--August 31, 2010 (Unaudited)

                                                                   Diversified Fixed   Diversified Stock   Short-Term Investment
                                                                    Income Portfolio        Portfolio            Portfolio
                                                                   -----------------   -----------------   --------------------
ASSETS
   Investments
      In unaffiliated securities (including securities on loan),
         at value ..............................................     $2,849,656,965      $4,019,373,728        $263,783,698
      In affiliated securities, at value .......................        202,437,091         662,238,746                   0
      In repurchase agreements, at value .......................                  0                   0          40,570,403
                                                                     --------------      --------------        ------------
   Total investments, at value (see cost below) ................      3,052,094,056       4,681,612,474         304,354,101
   Segregated cash .............................................                  0          10,210,000                   0
   Foreign currency, at value (see cost below) .................          2,029,086           6,860,236                   0
   Principal paydown receivable ................................            128,764                   0                   0
   Receivable for daily variation margin on open futures
      contracts ................................................                  0             335,570                   0
   Receivable for investments sold .............................         12,637,065             177,276             215,000
   Receivable for dividends and interest .......................         24,550,914           7,306,783              23,804
   Receivable for securities lending income ....................             18,304             134,586                   0
   Prepaid expenses and other assets ...........................             16,900              28,593              42,877
                                                                     --------------      --------------        ------------
Total Assets ...................................................      3,091,475,089       4,706,665,518         304,635,782
                                                                     --------------      --------------        ------------
LIABILITIES
   Payable for investments purchased ...........................         67,073,807          65,063,971           2,299,777
   Payable due to custodian bank ...............................             10,720                   0                   0
   Payable upon receipt of securities loaned ...................        100,096,961         553,433,804                   0
   Advisory fee payable ........................................            604,937             884,713              25,160
   Accrued expenses and other liabilities ......................            111,277             222,021              23,162
                                                                     --------------      --------------        ------------
Total liabilities ..............................................        167,897,702         619,604,509           2,348,099
                                                                     --------------      --------------        ------------
TOTAL NET ASSETS ...............................................     $2,923,577,387      $4,087,061,009        $302,287,683
                                                                     ==============      ==============        ============
Total investments, at cost .....................................     $2,884,221,589      $4,780,721,165        $304,328,703
                                                                     --------------      --------------        ------------
Foreign currency, at cost ......................................     $    2,020,277      $    6,837,082        $          0
                                                                     --------------      --------------        ------------
Security on loan, at value .....................................     $   98,104,608      $  538,767,983        $          0
                                                                     --------------      --------------        ------------

The accompanying notes are an integral part of these financial statements.

                  210 Wells Fargo Advantage Master Portfolios


Statements of Operations--For the Six Months Ended August 31, 2010 (Unaudited)

                                                                     Diversified Fixed   Diversified Stock   Short-Term Investment
                                                                      Income Portfolio       Portfolio           Portfolio
                                                                     -----------------   -----------------   --------------------
INVESTMENT INCOME
   Dividends(1) ..................................................      $          0       $  42,435,671           $       0
   Interest ......................................................        42,456,468              11,496             498,846
   Income from affiliated securities .............................           446,748             108,070                   0
   Securities lending income, net ................................            63,788           1,025,631                   0
                                                                        ------------       -------------           ---------
Total investment income ..........................................        42,967,004          43,580,868             498,846
                                                                        ------------       -------------           ---------
EXPENSES
   Advisory fees .................................................         3,625,666           6,315,073             141,241
   Custody and accounting fees ...................................            54,531             474,276              11,521
   Professional fees .............................................            26,270              25,116              21,396
   Shareholder reports expenses ..................................             2,017               3,025               1,260
   Trustees' fees ................................................             5,332               5,332               5,332
   Other fees and expenses .......................................             8,422              30,547               1,465
                                                                        ------------       -------------           ---------
Total expenses ...................................................         3,722,238           6,853,369             182,215
LESS
   Waived fees and/or reimbursed expenses ........................          (298,585)         (1,254,745)                  0
                                                                        ------------       -------------           ---------
Net expenses .....................................................         3,423,653           5,598,624             182,215
                                                                        ------------       -------------           ---------
Net investment income ............................................        39,543,351          37,982,244             316,631
                                                                        ------------       -------------           ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
NET REALIZED GAINS (LOSSES) FROM
   Unaffiliated securities .......................................         8,301,786          50,203,781            (280,592)
   Affiliated securities .........................................           378,492                   0                   0
   Foreign currency related transactions .........................          (348,275)             73,947                   0
   Futures transactions ..........................................                 0             418,223                   0
                                                                        ------------       -------------           ---------
Net realized gains (losses) from investments .....................         8,332,003          50,695,951            (280,592)
                                                                        ------------       -------------           ---------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities .......................................       102,181,191        (165,484,560)            360,890
   Affiliated securities .........................................           298,810             (46,336)                  0
   Futures transactions ..........................................                 0          (1,427,579)                  0
   Foreign currency related transactions .........................            31,453              46,337                   0
                                                                        ------------       -------------           ---------
Net change in unrealized appreciation (depreciation) of
   investments ...................................................       102,511,454        (166,912,138)            360,890
                                                                        ------------       -------------           ---------
Net realized and unrealized gains (losses) on investments ........       110,843,457        (116,216,187)             80,298
                                                                        ------------       -------------           ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..      $150,386,808       $ (78,233,943)          $ 396,929
                                                                        ============       =============           =========
(1.) Net of foreign withholding taxes of .........................      $          0       $   2,425,830           $       0

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                   212 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                     DIVERSIFIED FIXED INCOME PORTFOLIO
                                                    ------------------------------------
                                                         For the
                                                    Six Months Ended        For the
                                                     August 31, 2010       Year Ended
                                                       (Unaudited)     February 28, 2010
                                                    ----------------   -----------------
OPERATIONS
   Net investment income ........................   $   39,543,351      $   54,076,998
   Net realized gains (losses) on investments ...        8,332,003           1,097,939
   Net change in unrealized appreciation
      (depreciation) of investments .............      102,511,454          62,873,792
                                                    --------------      --------------
Net increase (decrease) in net assets resulting
   from operations ..............................      150,386,808         118,048,729
                                                    --------------      --------------
CAPITAL SHARES TRANSACTIONS
   Contributions ................................      664,124,511       1,423,774,624
   Withdrawals ..................................     (237,252,846)       (114,788,338)
                                                    --------------      --------------
Net increase in net assets resulting from capital
   share transactions ...........................      426,871,665       1,308,986,286
                                                    --------------      --------------
TOTAL INCREASE IN NET ASSETS ....................      577,258,473       1,427,035,015
                                                    --------------      --------------
Net assets
Beginning of period .............................    2,346,318,914         919,283,899
                                                    ==============      ==============
End of period ...................................   $2,923,577,387      $2,346,318,914
                                                    ==============      ==============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 213


Statements of Changes in Net Assets

     DIVERSIFIED STOCK PORTFOLIO          SHORT-TERM INVESTMENT PORTFOLIO
------------------------------------   ------------------------------------
     For the                                For the
Six Months Ended        For the        Six Months Ended        For the
 August 31, 2010       Year Ended       August 31, 2010       Year Ended
   (Unaudited)     February 28, 2010      (Unaudited)     February 28, 2010
----------------   -----------------   ----------------   -----------------

 $   37,982,244     $   38,577,284       $    316,631       $    389,143
     50,695,951       (120,017,439)          (280,592)             2,037

   (166,912,138)       933,498,075            360,890            144,598
 --------------     --------------       ------------       ------------

    (78,233,943)       852,057,920            396,929            535,778
 --------------     --------------       ------------       ------------

    827,690,883      2,100,503,527         80,993,631        180,541,973
   (294,386,234)      (434,360,690)       (36,577,087)       (15,916,234)
 --------------     --------------       ------------       ------------

    533,304,649      1,666,142,837         44,416,544        164,625,739
 --------------     --------------       ------------       ------------
    455,070,706      2,518,200,757         44,813,473        165,161,517
 --------------     --------------       ------------       ------------

  3,631,990,303      1,113,789,546        257,474,210         92,312,693
 ==============     ==============       ============       ============
 $4,087,061,009     $3,631,990,303       $302,287,683       $257,474,210
 ==============     ==============       ============       ============

                   214 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                                      Ratio to Average Net Assets
                                                             (Annualized)
                                                   --------------------------------
                                                       Net                                        Portfolio
                                                   Investment     Gross       Net       Total      Turnover
                                                     Income     Expenses   Expenses   Return(1)     Rate(3)
                                                   ----------   --------   --------   ---------   ---------
DIVERSIFIED FIXED INCOME PORTFOLIO
March 1, 2010 to August 31, 2010 (Unaudited) ...      1.50%       0.28%      0.26%       5.65%       29%
March 1, 2009 to February 28, 2010 .............      3.47%       0.31%      0.28%      10.44%      113%
March 1, 2008 to February 28, 2009 .............      4.18%       0.35%      0.35%       0.00%       51%
March 1, 2007 to February 29, 2008 .............      4.54%       0.35%      0.35%       9.56%       84%
June 26, 2006(2) to February 28, 2007 ..........      4.52%       0.37%      0.36%       6.70%      165%
DIVERSIFIED STOCK PORTFOLIO
March 1, 2010 to August 31, 2010 (Unaudited) ...      1.88%       0.34%      0.28%      (1.57)%      17%
March 1, 2009 to February 28, 2010 .............      1.66%       0.38%      0.31%      66.83%       22%
March 1, 2008 to February 28, 2009 .............      2.02%       0.43%      0.42%     (46.36)%      29%
March 1, 2007 to February 29, 2008 .............      1.66%       0.43%      0.43%      (2.23)%      29%
June 26, 2006(2) to February 28, 2007 ..........      1.25%       0.44%      0.43%      16.12%       87%
SHORT-TERM INVESTMENT PORTFOLIO
March 1, 2010 to August 31, 2010 (Unaudited) ...      0.22%       0.13%      0.13%       0.00%       NA
March 1, 2009 to February 28, 2010 .............      0.24%       0.17%      0.16%       0.45%       NA
March 1, 2008 to February 28, 2009 .............      2.32%       0.19%      0.18%       0.92%       NA
March 1, 2007 to February 29, 2008 .............      4.99%       0.17%      0.16%       4.81%       NA
June 26, 2006(2) to February 28, 2007 ..........      5.21%       0.18%      0.17%       4.00%       NA

----------
(1.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Commencement of operations.

(3.) Portfolio turnover rates presented for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 215


Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Diversified Fixed Income Portfolio ("Diversified Fixed Income Portfolio"), Wells Fargo Advantage Diversified Stock Portfolio ("Diversified Stock Portfolio") and Wells Fargo Advantage Short-Term Investment Portfolio ("Short-Term Investment Portfolio") (each, a "Fund", collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

                   216 Wells Fargo Advantage Master Portfolios


                                       Notes to Financial Statements (Unaudited)

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

                   Wells Fargo Advantage Master Portfolios 217


Notes to Financial Statements (Unaudited)

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Funds and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the six months ended August 31, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statements of Assets and Liabilities.

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Funds' former securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

                   218 Wells Fargo Advantage Master Portfolios


Notes to Financial Statements (Unaudited)

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL AND OTHER TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends and gains have been distributed by the Fund.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Funds' investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2010, the inputs used in valuing the Funds' assets, which are carried at fair value, were as follows:

                                                      Significant Other       Significant
                                      Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES               (Level 1)         (Level 2)            (Level 3)             Total
-------------------------             -------------   -----------------   -------------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO
   CORPORATE BONDS AND NOTES           $          0     $  628,005,379         $4,992,396       $  632,997,775
   YANKEE CORPORATE BONDS AND NOTES               0        106,664,917                  0          106,664,917
   FOREIGN GOVERNMENT BONDS                       0        717,382,603                  0          717,382,603
   AGENCY NOTES - INTEREST BEARING                0         21,924,216                  0           21,924,216
   AGENCY SECURITIES                              0        802,797,129                  0          802,797,129
   MUNICIPAL BONDS AND NOTES                      0             52,614                  0               52,614
   U.S. TREASURY OBLIGATIONS            528,743,919         75,525,886                  0          604,269,805
   INVESTMENT COMPANIES                  90,629,252         97,299,961                  0          187,929,213
   TOTAL                               $619,373,171     $2,427,728,489         $4,992,396       $3,052,094,056

                   Wells Fargo Advantage Master Portfolios 219


Notes to Financial Statements (Unaudited)

                                                       Significant Other       Significant
                                       Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES                (Level 1)         (Level 2)            (Level 3)             Total
-------------------------             --------------   -----------------   -------------------   --------------
DIVERSIFIED STOCK PORTFOLIO
   EQUITY SECURITIES
      COMMON STOCKS                   $3,985,964,471      $          0         $  3,058,468      $3,989,022,939
      PREFERRED STOCKS                    35,710,470                 0                    0          35,710,470
      WARRANTS                                     0            14,922                   38              14,960
      RIGHTS                                       0                 0                2,844               2,844
   CORPORATE BONDS AND NOTES                       0                 0            7,410,636           7,410,636
   INVESTMENT COMPANIES                  101,376,701       548,073,924                    0         649,450,625
   TOTAL                              $4,123,051,642      $548,088,846         $ 10,471,986      $4,681,612,474
SHORT-TERM INVESTMENT PORTFOLIO
   AGENCY SECURITIES                  $            0      $    998,816         $          0      $      998,816
   CERTIFICATE OF DEPOSIT                          0        29,148,120            1,500,000          30,648,120
   COMMERCIAL PAPER                                0       169,386,601                    0         169,386,601
   CORPORATE BONDS AND NOTES                       0         4,369,941                    0           4,369,941
   MUNICIPAL BONDS AND NOTES                       0        26,681,000                    0          26,681,000
   REPURCHASE AGREEMENTS                           0        40,570,403                    0          40,570,403
   SECURED MASTER NOTE AGREEMENT                   0                 0            4,200,000           4,200,000
   TIME DEPOSITS                                   0        24,000,070                    0          24,000,070
   U.S. TREASURY OBLIGATIONS                       0         2,999,142                    0           2,999,142
   YANKEE CORPORATE BONDS                          0           500,008                    0             500,008
   TOTAL                              $            0      $298,654,101         $  5,700,000       $ 304,354,101

As of August 31, 2010, the inputs used in valuing Diversified Stock Portfolio's other financial instruments, which are carried at fair value, were as follows:

                                                       Significant Other       Significant
                                       Quoted Prices   Observable Inputs   Unobservable Inputs
FUTURES CONTRACTS                        (Level 1)         (Level 2)             (Level 3)          Total
-----------------                     --------------   -----------------   -------------------   -----------
DIVERSIFIED STOCK PORTFOLIO             $(2,131,190)           $0                   $0           $(2,131,190)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                            Corporate Bonds
                                                               and Notes
                                                            ---------------
DIVERSIFIED FIXED INCOME PORTFOLIO
BALANCE AS OF FEBRUARY 28, 2010                               $3,863,378
   Change in unrealized gains or losses                          429,957
   Net purchases (sales)                                        (386,015)
   Transfers in and/or out of Level 3                          1,085,076
BALANCE AS OF AUGUST 31, 2010                                 $4,992,396
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010       $  232,252

                   220 Wells Fargo Advantage Master Portfolios


                                       Notes to Financial Statements (Unaudited)

                                                                                    Corporate
                                                              Common                  bonds
                                                              stocks      Rights    and notes   Warrants      Total
                                                            ----------   -------   ----------   --------   -----------
DIVERSIFIED STOCK PORTFOLIO
BALANCE AS OF FEBRUARY 28, 2010                             $  722,454   $ 8,450   $7,330,925      $ 0     $ 8,061,829
   Realized gains or losses                                   (491,469)        0            0        0        (491,469)
   Change in unrealized gains or losses                        469,546    (2,246)     858,038       13       1,325,351
   Net purchases (sales)                                      (245,823)   (3,360)    (778,327)       0      (1,027,510)
   Transfers in and/or out of Level 3                        2,603,760         0            0       25       2,603,785
BALANCE AS OF AUGUST 31, 2010                               $3,058,468   $ 2,844   $7,410,636      $38     $10,471,986
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010     $ (120,203)  $ 2,844   $  441,410      $13     $   324,064

                                                            Corporate notes   Certificates   Secured Master
                                                               and bonds       of Deposit    Note Agreement      Total
                                                            ---------------   ------------   --------------   ----------
SHORT-TERM INVESTMENT PORTFOLIO
BALANCE AS OF FEBRUARY 28, 2010                                $ 527,454       $        0      $        0     $  527,454
   Realized gains or losses                                       53,915                0               0         53,915
   Change in unrealized gains or losses                                0                0               0              0
   Net purchases (sales)                                        (581,369)               0               0       (581,369)
   Transfers in and/or out of Level 3                                  0        1,500,000       4,200,000      5,700,000
BALANCE AS OF AUGUST 31, 2010                                  $       0       $1,500,000      $4,200,000     $5,700,000
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010        $       0       $        0      $        0     $        0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.24% as the average daily net assets of Diversified Fixed Income Portfolio increases. Funds Management is paid an annual advisory fee starting at 0.35% and declining to 0.29% as the average daily net assets of Diversified Stock Portfolio increases. Short-Term Investment Portfolio pays an advisory fee at an annual rate of 0.10% of its average daily net assets. For the six months ended August 31, 2010, the advisory fee was equivalent to an annual rate for each Fund as follows:

                                              Advisory Fees
                                     (% of Average Daily Net Assets)
                                     -------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO                 0.27
DIVERSIFIED STOCK PORTFOLIO                        0.31
SHORT-TERM INVESTMENT PORTFOLIO                    0.10

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Short-Term Investment Portfolio.

SSgA Funds Management Incorporated is the sub-adviser to Diversified Fixed Income Portfolio and Diversified Stock Portfolio.

Funds Management has contractually waived and/or reimbursed advisory fees during the six months ended August 31, 2010 necessary to maintain certain net operating expense ratios for the Funds.

                   Wells Fargo Advantage Master Portfolios 221


Notes to Financial Statements (Unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the year ended August 31, 2010, were as follows:

                                                Purchases at Cost                        Sales Proceeds
                                     -------------------------------------   -------------------------------------
                                     U.S. Government   Non-U.S. Government   U.S. Government   Non-U.S. Government
                                     ---------------   -------------------   ---------------   -------------------
DIVERSIFIED FIXED INCOME PORTFOLIO     $993,545,823      $  340,115,360        $755,749,195        $120,187,228
DIVERSIFIED STOCK PORTFOLIO                       0       2,715,194,992                   0         620,898,805

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2010, the Diversified Stock Portfolio entered into futures contracts for hedging purposes.

At August 31, 2010, the Diversified Stock Portfolio had futures contracts outstanding as follows:

                                                       Initial                      Net Unrealized
Expiration                                            Contract        Value at       Appreciation/
Date             Contracts           Type              Amount     August 31, 2010   (Depreciation)
--------------   ---------   --------------------   -----------   ---------------   --------------
September 2010    452 Long    Russell 2000 Index    $28,202,684     $27,192,320       $(1,010,364)
September 2010    431 Long      MSCI EAFE Index      30,424,184      30,644,100           219,916
September 2010    407 Long   S&P Midcap 400 Index    30,060,003      29,348,770          (711,233)
September 2010    508 Long       S&P 500 Index       27,256,329      26,626,820          (629,509)

These futures contracts were collateralized by segregated cash in the amount of $10,210,000.

Diversified Stock Portfolio had an average contract amount of $101,084,932 in long futures contracts during the six months ended August 31, 2010.

During the six months ended August 31, 2010, the Diversified Fixed Income Portfolio entered into forward foreign currency exchange contracts for speculative purposes. As of August 31, 2010, the Diversified Fixed Income Portfolio did not have any open forward foreign currency exchange contracts but had average market values of $46,339,923 and $32,545,344 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended August 31, 2010.

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the six months ended August 31, 2010 was as follows for the Diversified Fixed Income
Portfolio:

                                     Amount of Realized       Change in Unrealized
                                        Gain or Loss      Appreciation or Depreciation
                                       on Derivatives            on Derivatives
                                     ------------------   ----------------------------
FORWARD FOREIGN CURRENCY CONTRACTS         $10,475                   $20,914

On August 31, 2010, the cumulative depreciation on futures contracts in the amount of $2,131,190 is reflected in net assets on the Statement of Assets and Liabilities for the Diversified Stock Portfolio. The receivable for daily variation margin on open futures contracts only represents the current day's variation margin. The realized gains on futures contracts are reflected in the Statement of Operations.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM  10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM  11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                        Wells Fargo Master Trust

                        By: /s/ Karla M. Rabusch

                                Karla M. Rabusch
                                President

                        Date: October 29, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

                        By: /s/ Karla M. Rabusch

                                Karla M. Rabusch
                                President

                                Date: October 29, 2010


                        By: /s/ Kasey L. Phillips

                                Kasey L. Phillips
                                Treasurer

                                Date: October 29, 2010